UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108
                                                      --------

                       Oppenheimer Variable Account Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

June 30, 2008

    Oppenheimer                                             Management
    Capital Appreciation                                   Commentaries
    Fund/VA                                                    and
    A Series of Oppenheimer Variable Account Funds          Semiannual
                                                              Report

    MANAGEMENT COMMENTARIES

      Investment Strategy Discussion

      Listing of Top Holdings

    SEMIANNUAL REPORT

      Listing of Investments

      Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

FUND EXPENSES.

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING           ENDING           EXPENSES
                                            ACCOUNT            ACCOUNT        PAID DURING
                                             VALUE              VALUE        6 MONTHS ENDED
ACTUAL                                  JANUARY 1, 2008     JUNE 30, 2008     JUNE 30, 2008
------                                  ---------------     -------------    --------------
Non-Service shares                      $      1,000.00     $      912.80    $         3.14
                                        ---------------     -------------    --------------
Service shares                                 1,000.00            911.50              4.29

HYPOTHETICAL
(5% return before expenses)
Non-Service shares                             1,000.00          1,021.58              3.32
                                        ---------------     -------------    --------------
Service shares                                 1,000.00          1,020.39              4.53
                                        ---------------     -------------    --------------

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS                     EXPENSE RATIOS
-----                     --------------
Non-Service shares                 0.66%
                          -------------
Service shares                     0.90


The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited

                                               SHARES         VALUE
                                              ---------   --------------
COMMON STOCKS--99.7%

CONSUMER DISCRETIONARY--8.0%
HOTELS, RESTAURANTS & LEISURE--2.1%
Burger King Holdings, Inc.                      405,220   $   10,855,844
                                                          --------------
Las Vegas Sands Corp. (1)                       597,520       28,346,349
                                                          --------------
                                                              39,202,193

INTERNET & CATALOG RETAIL--0.4%
Amazon.com, Inc. (1)                            100,500        7,369,665
                                              ---------   --------------
MEDIA--3.2%
Focus Media Holding Ltd., ADR (1)               762,200       21,128,184
                                              ---------   --------------
Liberty Global, Inc., Series A (1)              559,790       17,594,200
                                              ---------   --------------
McGraw-Hill Cos., Inc. (The)                    308,600       12,381,032
                                              ---------   --------------
XM Satellite Radio Holdings, Inc.,
Cl. A (1)                                     1,146,300        8,986,992
                                                          --------------
                                                              60,090,408

SPECIALTY RETAIL--0.9%
Abercrombie & Fitch Co., Cl. A                  281,140       17,621,855
                                              ---------   --------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Polo Ralph Lauren Corp., Cl. A                  432,100       27,127,238
                                              ---------   --------------
CONSUMER STAPLES--5.8%

BEVERAGES--0.4%
Dr. Pepper Snapple Group, Inc. (1)              395,970        8,307,451
                                              ---------   --------------
FOOD & STAPLES RETAILING--1.9%
Costco Wholesale Corp.                          379,700       26,632,158
                                              ---------   --------------
Sysco Corp.                                     335,110        9,218,876
                                                          --------------
                                                              35,851,034

FOOD PRODUCTS--3.5%
Cadbury plc                                   2,211,040       27,744,111
                                              ---------   --------------
Nestle SA                                       825,780       37,313,890
                                                          --------------
                                                              65,058,001

ENERGY--11.3%

ENERGY EQUIPMENT & SERVICES--4.7%
Schlumberger Ltd.                               402,600       43,251,318
                                              ---------   --------------
Smith International, Inc.                       218,700       18,182,718
                                              ---------   --------------
Transocean, Inc.                                108,300       16,503,837
                                              ---------   --------------
Weatherford International Ltd. (1)              232,900       11,549,511
                                                             -----------
                                                              89,487,384

OIL, GAS & CONSUMABLE FUELS--6.6%
Occidental Petroleum Corp.                      546,800       49,135,448
                                              ---------   --------------
Range Resources Corp.                           411,480       26,968,399
                                              ---------   --------------
Southwestern Energy Co. (1)                     211,100       10,050,471
                                              ---------   --------------
XTO Energy, Inc.                                554,500       37,988,795
                                                          --------------
                                                             124,143,113

FINANCIALS--9.4%

CAPITAL MARKETS--4.6%
Charles Schwab Corp. (The)                      575,500       11,820,770
                                              ---------   --------------
Credit Suisse Group AG                          479,891       21,774,519
                                              ---------   --------------
Fortress Investment Group LLC, Cl. A            552,281        6,804,102
                                              ---------   --------------
Goldman Sachs Group, Inc. (The)                 148,100       25,902,690
                                              ---------   --------------
Och-Ziff Capital Management
Group, Cl. A                                    520,900        9,902,309
                                              ---------   --------------
T. Rowe Price Group, Inc.                       199,300       11,254,471
                                                          --------------
                                                              87,458,861

CONSUMER FINANCE--0.5%
American Express Co.                            250,900        9,451,403
                                              ---------   --------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
Bolsa de Mercadorias e Futuros                1,303,000       11,224,771
                                              ---------   --------------
CME Group, Inc.                                  43,740       16,760,731
                                              ---------   --------------
IntercontinentalExchange, Inc. (1)              111,100       12,665,400
                                              ---------   --------------
MSCI, Inc., Cl. A (1)                           306,090       11,108,006
                                                          --------------
                                                              51,758,908

INSURANCE--0.9%
Prudential Financial, Inc.                      282,000       16,846,680
                                              ---------   --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
Jones Lang LaSalle, Inc.                        209,710       12,622,445
                                              ---------   --------------
HEALTH CARE--15.1%

BIOTECHNOLOGY--2.8%
Celgene Corp. (1)                               358,720       22,911,446
                                              ---------   --------------
Gilead Sciences, Inc. (1)                       546,300       28,926,585
                                                          --------------
                                                              51,838,031

HEALTH CARE EQUIPMENT & SUPPLIES--3.0%
Bard (C.R.), Inc.                               152,290       13,393,906
                                              ---------   --------------
Baxter International, Inc.                      390,000       24,936,600
                                              ---------   --------------
Dentsply International, Inc.                    240,900        8,865,120
                                              ---------   --------------
Stryker Corp.                                   148,200        9,318,816
                                                          --------------
                                                              56,514,442

HEALTH CARE PROVIDERS & SERVICES--3.0%
Aetna, Inc.                                     308,900       12,519,717
                                              ---------   --------------
Express Scripts, Inc. (1)                       452,200       28,361,984
                                              ---------   --------------
Schein (Henry), Inc. (1)                        300,790       15,511,740
                                                          --------------
                                                              56,393,441

LIFE SCIENCES TOOLS & SERVICES--2.4%

Covance, Inc. (1)                               181,127       15,580,545
                                              ---------   --------------
Thermo Fisher Scientific, Inc. (1)              537,380       29,948,187
                                                          --------------
                                                              45,528,732

PHARMACEUTICALS--3.9%
Allergan, Inc.                                  310,100       16,140,705

                 F1 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

                                               SHARES         VALUE
                                             ----------   --------------
PHARMACEUTICALS Continued
Roche Holding AG                                189,587   $   34,019,651
                                             ----------   --------------
Shire Ltd.                                      902,830       14,808,894
                                             ----------   --------------
Teva Pharmaceutical Industries Ltd.,
Sponsored ADR                                   208,400        9,544,720
                                             ----------   --------------
                                                              74,513,970

INDUSTRIALS--7.9%

AEROSPACE & DEFENSE--5.1%
General Dynamics Corp.                          292,300       24,611,660
                                             ----------   --------------
Lockheed Martin Corp.                           277,920       27,419,587
                                             ----------   --------------
Precision Castparts Corp.                       194,650       18,758,421
                                             ----------   --------------
United Technologies Corp.                       408,100       25,179,770
                                                          --------------
                                                              95,969,438

ELECTRICAL EQUIPMENT--1.6%
ABB Ltd. (1)                                  1,114,127       31,443,885
                                             ----------   --------------
INDUSTRIAL CONGLOMERATES--1.2%
McDermott International, Inc. (1)               369,200       22,849,788
                                             ----------   --------------
INFORMATION TECHNOLOGY--31.1%

COMMUNICATIONS EQUIPMENT--8.7%
Cisco Systems, Inc. (1)                       2,169,500       50,462,570
                                             ----------   --------------
Corning, Inc.                                   672,100       15,491,905
                                             ----------   --------------
F5 Networks, Inc. (1)                           477,060       13,558,045
                                             ----------   --------------
QUALCOMM, Inc.                                  852,100       37,807,677
                                             ----------   --------------
Research in Motion Ltd. (1)                     401,000       46,876,900
                                                          --------------
                                                             164,197,097

COMPUTERS & PERIPHERALS--3.9%
Apple, Inc. (1)                                 330,900       55,405,896
                                             ----------   --------------
EMC Corp. (1)                                   193,900        2,848,391
                                             ----------   --------------
NetApp, Inc. (1)                                697,200       15,101,352
                                                          --------------
                                                              73,355,639

INTERNET SOFTWARE & SERVICES--5.0%
eBay, Inc. (1)                                  860,500       23,517,465
                                             ----------   --------------
Google, Inc., Cl. A (1)                         135,200       71,171,984
                                                          --------------
                                                              94,689,449

IT SERVICES--5.2%
Affiliated Computer Services, Inc.,
Cl. A (1)                                       505,410       27,034,381
                                             ----------   --------------
Cognizant Technology
Solutions Corp. (1)                             806,500       26,219,315
                                             ----------   --------------
MasterCard, Inc., Cl. A                         102,560       27,231,731
                                             ----------   --------------
Visa, Inc., Cl. A (1)                           229,240       18,639,504
                                                          --------------
                                                              99,124,931

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--3.2%

ASML Holding NV                                 681,799       16,635,896
                                             ----------   --------------
Broadcom Corp., Cl. A (1)                       736,800       20,107,272
                                             ----------   --------------
Microchip Technology, Inc.                      478,100       14,601,174
                                             ----------   --------------
NVIDIA Corp. (1)                                515,300        9,646,416
                                                          --------------
                                                              60,990,758

SOFTWARE -- 5.1%
Adobe Systems, Inc. (1)                         719,100       28,325,349
                                             ----------   --------------
Autodesk, Inc. (1)                              643,900       21,770,259
                                             ----------   --------------
Microsoft Corp.                                 812,000       22,338,120
                                             ----------   --------------
Oracle Corp. (1)                                614,500       12,904,500
                                             ----------   --------------
Salesforce.com, Inc. (1)                        163,000       11,121,490
                                                          --------------
                                                              96,459,718

MATERIALS -- 7.0%

CHEMICALS -- 7.0%
Monsanto Co.                                    546,700       69,124,748
                                             ----------   --------------
Mosaic Co. (The) (1)                             54,100        7,828,270
                                             ----------   --------------
Potash Corp. of Saskatchewan, Inc.               84,000       19,199,880
                                             ----------   --------------
Praxair, Inc.                                   388,900       36,649,936
                                                          --------------
                                                             132,802,834

TELECOMMUNICATION SERVICES -- 4.1%

WIRELESS TELECOMMUNICATION
SERVICES -- 4.1%

America Movil SAB de CV, ADR,
Series L                                        457,600       24,138,398
                                             ----------   --------------
Crown Castle International Corp. (1)            740,600       28,683,438
                                             ----------   --------------
NII Holdings, Inc. (1)                          500,560       23,771,594
                                                          --------------
                                                              76,593,430
                                                          --------------

Total Common Stocks (Cost $1,515,593,266)                  1,885,662,222

OTHER SECURITIES -- 0.0%

Seagate Technology International,
Inc. (1,2,3) (Cost $0)                          325,000           32,500

INVESTMENT COMPANY -- 0.7%

Oppenheimer Institutional Money
Market Fund, Cl. E, 2.69% (4,5)
(Cost $12,718,734)                           12,718,734       12,718,734
                                             ----------   --------------

TOTAL INVESTMENTS, AT VALUE
(COST $1,528,312,000)                             100.4%   1,898,413,456
                                             ----------   --------------
LIABILITIES IN EXCESS OF OTHER ASSETS              (0.4)      (8,204,834)
                                                          --------------
NET ASSETS                                        100.0%  $1,890,208,622
                                             ==========   ==============

                 F2 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.   Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $32,500,which represents less than 0.005% of the Fund's net assets. See Note 6 of accompanying Notes.

3.   Escrow shares received as the result of issuer reorganization.

4.   Rate shown is the 7-day yield as of June 30, 2008.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES           GROSS        GROSS          SHARES
                                          DECEMBER 31, 2007    ADDITIONS    REDUCTIONS    JUNE 30, 2008
                                          -----------------   -----------   ----------    -------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                      24,161,830   152,020,895   163,463,991      12,718,734

                                                                                            DIVIDEND
                                                                               VALUE         INCOME
                                                                           ------------   -------------
Oppenheimer Institutional Money Market                                     $ 12,718,734   $     310,776
Fund, Cl. E

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                                INVESTMENTS IN      OTHER FINANCIAL
                                                                  SECURITIES         INSTRUMENTS*
                                                               -----------------   ----------------
Level 1--Quoted Prices                                         $   1,783,398,790   $             --
Level 2--Other Significant Observable Inputs                         115,014,666                 --
Level 3--Significant Unobservable Inputs                                      --                 --
                                                               -----------------   ----------------
Total                                                          $   1,898,413,456   $             --
                                                               =================   ================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F3 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited


June 30, 2008

ASSETS

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $ 1,515,593,266)                                                   $  1,885,694,722
Affiliated companies (cost $ 12,718,734)                                                              12,718,734
                                                                                                ----------------
                                                                                                   1,898,413,456
                                                                                                ----------------
Cash                                                                                                     756,755
                                                                                                ----------------
Receivables and other assets:
Investments sold                                                                                       9,792,172
Dividends                                                                                              1,618,320
Other                                                                                                     37,530
                                                                                                ----------------
Total assets                                                                                       1,910,618,233

LIABILITIES

Payables and other liabilities:
Shares of beneficial interest redeemed                                                                12,014,714
Investments purchased                                                                                  7,838,956
Distribution and service plan fees                                                                       328,499
Shareholder communications                                                                               167,294
Trustees' compensation                                                                                    31,079
Transfer and shareholder servicing agent fees                                                              1,770
Other                                                                                                     27,299
                                                                                                ----------------
Total liabilities                                                                                     20,409,611

                                                                                                ----------------
NET ASSETS                                                                                      $  1,890,208,622
                                                                                                ================

COMPOSITION OF NET ASSETS

Par value of shares of beneficial interest                                                      $         44,053
                                                                                                ----------------
Additional paid-in capital                                                                         1,684,524,251
                                                                                                ----------------
Accumulated net investment income                                                                      1,064,030
                                                                                                ----------------
Accumulated net realized loss on investments and foreign currency
transactions                                                                                        (165,587,760)
                                                                                                ----------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                    370,164,048
                                                                                                ----------------
NET ASSETS                                                                                      $  1,890,208,622
                                                                                                ================

NET ASSET VALUE PER SHARE

Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $1,381,205,372 and 32,116,900 shares of beneficial interest outstanding)         $          43.01
                                                                                                ----------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $509,003,250 and 11,936,238 shares of beneficial interest
outstanding)                                                                                    $          42.64

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F4 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2008

INVESTMENT INCOME

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $ 466,845)                          $      9,151,694
Affiliated companies                                                                                     310,776
                                                                                                ----------------
Interest                                                                                                   5,713
                                                                                                ----------------
Total investment income                                                                                9,468,183

EXPENSES

Management fees                                                                                        6,311,823
                                                                                                ----------------
Distribution and service plan fees--Service shares                                                       633,540
                                                                                                ----------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                         4,839
Service shares                                                                                             4,940
                                                                                                ----------------
Shareholder communications:
Non-Service shares                                                                                        38,463
Service shares                                                                                            13,395
                                                                                                ----------------
Trustees' compensation                                                                                    21,420
                                                                                                ----------------
Custodian fees and expenses                                                                               13,646
                                                                                                ----------------
Administration service fees                                                                                  750
                                                                                                ----------------
Other                                                                                                     32,910
                                                                                                ----------------
Total expenses                                                                                         7,075,726
Less reduction to custodian expenses                                                                      (2,455)
Less waivers and reimbursements of expenses                                                               (9,422)
                                                                                                ----------------
Net expenses                                                                                           7,063,849

NET INVESTMENT INCOME                                                                                  2,404,334

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:
Investments from unaffiliated companies                                                              (34,644,843)
Foreign currency transactions                                                                          8,450,507
                                                                                                ----------------
Net realized loss                                                                                    (26,194,336)
                                                                                                ----------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                         (170,344,510)
Translation of assets and liabilities denominated in foreign currencies                                4,785,484
                                                                                                ----------------
Net change in unrealized appreciation                                                               (165,559,026)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $   (189,349,028)
                                                                                                ================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS             YEAR
                                                                                       ENDED               ENDED
                                                                                  JUNE 30, 2008         DECEMBER 31,
                                                                                   (UNAUDITED)             2007
                                                                                  --------------      --------------
OPERATIONS

Net investment income                                                             $    2,404,334      $     1,866,225
                                                                                  --------------      ---------------
Net realized gain (loss)                                                             (26,194,336)         148,525,993
                                                                                  --------------      ---------------
Net change in unrealized appreciation                                               (165,559,026)         130,279,389
                                                                                  --------------      ---------------
Net increase (decrease) in net assets resulting from operations                     (189,349,028)         280,671,607

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
Non-Service shares                                                                    (1,851,681)          (3,712,463)
Service shares                                                                                --              (46,654)
                                                                                  --------------      ---------------
                                                                                      (1,851,681)          (3,759,117)

BENEFICIAL INTEREST TRANSACTIONS

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                  (107,930,148)        (179,103,584)
Service shares                                                                        10,661,000           18,763,021
                                                                                  --------------      ---------------
                                                                                     (97,269,148)        (160,340,563)

NET ASSETS

Total increase (decrease)                                                           (288,469,857)         116,571,927
                                                                                  --------------      ---------------
Beginning of period                                                                2,178,678,479        2,062,106,552
                                                                                  --------------      ---------------
End of period (including accumulated net investment income of
$1,064,030 and $511,377, respectively)                                            $1,890,208,622      $ 2,178,678,479
                                                                                  ==============      ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F6 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FINANCIAL HIGHLIGHTS


                          SIX MONTHS
                             ENDED
                         JUNE 30, 2008                                                                YEAR ENDED DECEMBER 31,
NON-SERVICE SHARES        (UNAUDITED)           2007                2006               2005             2004            2003
------------------       -------------       ----------          ----------          ----------     -----------      ----------
PER SHARE OPERATING DATA

Net asset value,
 beginning of period     $    47.18          $    41.43          $    38.52          $    36.99      $    34.70      $    26.62
                         ----------          ----------          ----------          ----------      ----------      ----------
Income (loss) from
 investment operations:
Net investment income           .07(1)              .07(1)              .07(1)              .18(1)          .35(1,2)        .12
Net realized and
 unrealized gain (loss)       (4.18)               5.78                2.98                1.68            2.05            8.07
                         ----------          ----------          ----------          ----------      ----------      ----------
Total from investment
 operations                   (4.11)               5.85                3.05                1.86            2.40            8.19
                         ----------          ----------          ----------          ----------      ----------      ----------
Dividends and/or
 distributions to
 shareholders:
Dividends from net
 investment income             (.06)               (.10)               (.14)               (.33)           (.11)           (.11)
                         ----------          ----------          ----------          ----------      ----------      ----------
Net asset value, end of
 period                  $    43.01          $    47.18          $    41.43          $    38.52      $    36.99      $    34.70
                         ==========          ==========          ==========          ==========      ==========      ==========

TOTAL RETURN, AT NET
 ASSET  VALUE (3)             (8.72)%             14.15%               7.95%               5.10%           6.93%          30.94%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of
 period (in thousands)   $1,381,206          $1,631,791          $1,598,967          $1,652,282      $1,770,273      $1,715,240
                         ----------          ----------          ----------          ----------      ----------      ----------
Average net assets
 (in thousands)          $1,459,536          $1,631,686          $1,615,352          $1,658,910      $1,708,511      $1,468,297
                         ----------          ----------          ----------          ----------      ----------      ----------
Ratios to average net
 assets: (4)
Net investment income          0.31%               0.15%               0.17%               0.47%           0.99%(2)        0.39%
Total expenses                 0.66%(5,6,7)        0.65%(5,6,7)        0.67%(5,6,7)        0.66%(6)        0.66%(6)        0.67%(6)
                         ----------          ----------          ----------          ----------      ----------      ----------
Portfolio turnover rate          30%                 59%                 47%                 70%             44%             48%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.    Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2008                      0.66%
Year Ended December 31, 2007                        0.65%
Year Ended December 31, 2006                        0.67%

6.    Reduction to custodian expenses less than 0.005%.

7.    Waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F7 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

FINANCIAL HIGHLIGHTS Continued

                                   SIX MONTHS
                                      ENDED
                                  JUNE 30, 2008                                                         YEAR ENDED DECEMBER 31,
SERVICE SHARES                     (UNAUDITED)             2007             2006             2005         2004          2003
--------------------------------- -------------          --------         --------         --------     --------      --------
PER SHARE OPERATING DATA

Net asset value, beginning of
 period                           $       46.78          $  41.09         $  38.23         $  36.73     $  34.53      $  26.53
                                  -------------          --------         --------         --------     --------      --------
Income (loss) from investment
 operations:
Net investment income (loss)                .01(1)           (.05)(1)         (.03)(1)          .08(1)       .29(1,2)      .08
Net realized and unrealized
 gain (loss)                              (4.15)             5.74             2.96             1.69         1.99          8.02
                                  -------------          --------         --------         --------     --------      --------
Total from investment operations          (4.14)             5.69             2.93             1.77         2.28          8.10
                                  -------------          --------         --------         --------     --------      --------
Dividends and/or distributions to
shareholders:
Dividends from net investment
 income                                      --                --(3)          (.07)            (.27)        (.08)         (.10)
                                  -------------          --------         --------         --------     --------      --------
Net asset value, end of period    $       42.64          $  46.78         $  41.09         $  38.23     $  36.73      $  34.53
                                  =============          ========         ========         ========     ========      ========

TOTAL RETURN, AT NET ASSET
 VALUE (4)                                (8.85)%           13.86%            7.68%            4.87%        6.62%        30.69%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
 (in thousands)                   $     509,003          $546,887         $463,140         $381,852     $248,649      $119,699
                                  -------------          --------         --------         --------     --------      --------
Average net assets
 (in thousands)                   $     514,463          $510,874         $426,539         $301,780     $184,273      $ 48,178
                                  -------------          --------         --------         --------     --------      --------
Ratios to average net assets: (5)
Net investment income (loss)               0.06%            (0.10)%          (0.08)%           0.20%        0.85%(2)      0.14%
Total expenses                             0.90%(6,7,8)      0.91%(6,7,8)     0.92%(6,7,8)     0.91%(7)     0.91%(7)      0.94%(7)
                                  -------------          --------         --------         --------     --------      --------
Portfolio turnover rate                      30%               59%              47%              70%          44%           48%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3.    Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.    Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2008        0.90%
Year Ended December 31, 2007          0.91%
Year Ended December 31, 2006          0.92%

7.    Reduction to custodian expenses less than 0.005%.

8. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 F8 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Appreciation Fund/VA (the "Fund") is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known, established companies. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

                 F9 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal

                 F10 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2007, the Fund utilized $151,992,802 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October foreign currency losses of $32,575 and unused capital loss carryforwards as follows:

EXPIRING
--------
2011             $    96,270,872
2012                  34,677,838
                 ---------------
Total            $   130,948,710
                 ===============

As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $157,175,621 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities             $    1,542,137,320
                                           ==================
Gross unrealized appreciation              $      455,575,695
Gross unrealized depreciation                     (99,299,559)
                                           ------------------
Net unrealized appreciation                $      356,276,136
                                           ==================


TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

                 F11 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                        SIX MONTHS ENDED JUNE 30, 2008       YEAR ENDED DECEMBER 31, 2007
                                                           SHARES         AMOUNT             SHARES              AMOUNT
                                                        -----------   ---------------    -------------      -----------------
NON-SERVICE SHARES
Sold                                                      1,207,721   $    51,983,765        3,540,352      $     160,454,788
Dividends and/or distributions reinvested                    45,642         1,851,681           88,964              3,712,463
Redeemed                                                 (3,719,476)     (161,765,594)      (7,638,575)          (343,270,835)
                                                        -----------   ---------------    -------------      -----------------
Net decrease                                             (2,466,113)  $  (107,930,148)      (4,009,259)     $    (179,103,584)
                                                        ===========   ===============    =============      =================

SERVICE SHARES
Sold                                                      1,100,484   $    47,430,143        2,132,039      $      95,722,464
Dividends and/or distributions reinvested                        --                --            1,121                 46,477
Redeemed                                                   (854,390)      (36,769,143)      (1,714,792)           (77,005,920)
                                                        -----------   ---------------    -------------      -----------------
Net increase                                                246,094   $    10,661,000          418,368      $      18,763,021
                                                        ===========   ===============    =============      =================

                F12 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                      PURCHASES             SALES
                                  ----------------    -----------------
Investment securities             $    598,804,178    $     677,018,319

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

FEE SCHEDULE
------------
Up to$200 million                    0.75%
Next $200 million                    0.72
Next $200 million                    0.69
Next $200 million                    0.66
Over $800 million                    0.60


ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $9,815 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. These fees are paid out of the Fund's assets on an on-going basis and increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $9,422 for IMMF management fees.

                 F13 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of June 30, 2008, the Fund had no outstanding forward contracts.

6. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

7. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                 F14 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                  7 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA



   JUNE 30, 2008

--------------------------------------------------------------------------------

                                                                    Management
     Oppenheimer                                                   Commentaries
     High Income Fund/VA                                                and
     A Series of Oppenheimer Variable Account Funds                 Semiannual
                                                                      Report

--------------------------------------------------------------------------------

     MANAGEMENT COMMENTARIES

         Investment Strategy Discussion

         Listing of Top Holdings

     SEMIANNUAL REPORT

         Listing of Investments

         Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       5 | OPPENHEIMER HIGH INCOME FUND/VA

FUND EXPENSES Continued
--------------------------------------------------------------------------------

                                               BEGINNING         ENDING           EXPENSES
                                               ACCOUNT           ACCOUNT          PAID DURING
                                               VALUE             VALUE            6 MONTHS ENDED
ACTUAL                                         JANUARY 1, 2008   JUNE 30, 2008    JUNE 30, 2008
---------------------------------------------------------------------------------------------------
Non-Service Shares                             $ 1,000.00        $   949.00       $ 3.69
---------------------------------------------------------------------------------------------------
Service shares                                   1,000.00            948.00         4.90
---------------------------------------------------------------------------------------------------
Class 3                                          1,000.00            949.20         3.69
---------------------------------------------------------------------------------------------------
Class 4                                          1,000.00            947.50         4.85

HYPOTHTICAL
(5% return before expenses)
---------------------------------------------------------------------------------------------------
Non-Service Shares                               1,000.00          1,021.08         3.83
---------------------------------------------------------------------------------------------------
Service shares                                   1,000.00          1,019.84         5.08
---------------------------------------------------------------------------------------------------
Class 3                                          1,000.00          1,021.08         3.83
---------------------------------------------------------------------------------------------------
Class 4                                          1,000.00          1,019.89         5.03

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS                        EXPENSE RATIOS
-------------------------------------------
Non-Service Shares                0.76%
-------------------------------------------
Service shares                    1.01
-------------------------------------------
Class 3                           0.76
-------------------------------------------
Class 4                           1.00

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                       6 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.9%
----------------------------------------------------------------------------------------------------

Ameriquest Mortgage Securities, Inc.,
Home Equity Mtg. Obligations,
Series 2005-R10, Cl. A2B,
2.703%, 12/25/35 1                                                      $   302,301    $   286,670
----------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust 2008-2, Automobile Asset-Backed
Securities, Series 2008-2, Cl. A2A,
3.78%, 3/15/11                                                            1,710,000      1,706,059
----------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables
Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4,
2.491%, 4/15/11 1                                                         5,052,569      5,041,100
----------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates, Series 2008-B, Cl. A2A,
3.81%, 6/8/11                                                             1,710,000      1,704,857
----------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust
2005-WF1, Mtg. Pass-Through
Certificates, Series 2005-WF1, Cl.
A2C, 2.723%, 6/25/35 1                                                      161,246       156,502
----------------------------------------------------------------------------------------------------
Soundview Home Loan Trust
2006-OPT5, Asset-Backed Certificates,
Series 2006-OPT5, Cl. 2A2,
2.573%, 7/25/36 1                                                         2,689,752      2,641,428
                                                                                      --------------
Total Asset-Backed Securities (Cost $ 11,574,871)                                       11,536,616

----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--12.9%
----------------------------------------------------------------------------------------------------

Banc of America Commercial Mortgage,
Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2008-1, Cl. AJ, 6.197%, 1/1/18 1                                   1,290,000      1,098,516
Series 2008-1, Cl. AM, 6.197%, 1/1/18 1                                   1,290,000      1,211,794
----------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4,
Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.794%, 10/25/36 1                                         108,878         96,693
----------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust
2005-HYB1, Mtg. Pass-Through
Certificates, Series 2005-HYB1,
Cl. 1A2, 4.995%, 3/25/35 1                                                  872,393        828,773
----------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust
2007-HY1, Mtg. Pass-Through
Certificates, Series 2007-HY1,
Cl. 1A1, 5.694%, 4/25/37 1                                                  380,647        355,570
----------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust
2007-HY4, Mtg. Pass-Through
Certificates, Series 2007-HY4, Cl.
1A1, 6.094%, 9/25/47 1                                                    4,687,088      4,218,380
----------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4
Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. AJ,
5.398%, 12/1/49                                                           1,110,000        866,059
----------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust
2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 2.883%,
10/25/36 1                                                                  336,554        287,038
Series 2006-A5, Cl. 1A13, 2.933%,
10/25/36 1                                                                  175,926        147,027
----------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan
Trust 2007-A2, Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Series 2007-A2, Cl.
1A5, 6%, 2/25/37                                                          4,571,572      4,211,624
----------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB,
Cl. 2A4, 5.75%, 1/25/35                                                     810,000        696,207
----------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-18CB, Mtg. Pass-Through
Certificates, Series 2005-18CB,
Cl. A8, 5.50%, 5/25/36                                                      280,000        239,204
----------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-85CB, Mtg. Pass-Through
Certificates, Series 2005-85CB,
Cl. 2A3, 5.50%, 2/25/36                                                     210,000        188,278
----------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-J1,
Mtg. Pass-Through Certificates,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                     290,838        256,159
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 2319, Cl. PZ, 6.50%, 5/15/31                                         512,090        542,016
Series 2338, Cl. ZC, 6.50%, 7/15/31                                         445,258        467,632
Series 2344, Cl. ZD, 6.50%, 8/15/31                                         274,055        287,138
Series 2363, Cl. BZ, 6.50%, 9/15/31                                         545,506        572,713
Series 2457, Cl. PE, 6.50%, 6/15/32                                         468,314        486,667
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 2520, Cl. SE, 58.608%, 5/15/22 2                                     313,556         27,333
Series 2574, Cl. IN, 8.176%, 12/15/22 2                                   1,592,225        314,313
Series 2989, Cl. TS, 56.477%, 6/15/25 2                                   1,664,243        195,706
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 12/25/17-3/25/18                                                      2,223,271      2,221,012
5.50%, 11/1/33-3/1/38                                                       904,046        894,309
5.50%, 12/1/37 3                                                          2,875,017      2,837,963
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Trust 2001-74, Cl. QE, 6%, 12/25/31                                         844,683        869,088

                       F1 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-----------------------------------------------------------------------------------------------------

Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-60, Cl. SM,
38.567%, 8/25/32 2                                                      $   775,197    $    71,156
Trust 2002-7, Cl. SK, 41.226%, 1/25/32 2                                    302,351         31,134
Trust 2002-77, Cl. BS, 33.422%,
12/18/32 2                                                                  463,958         53,906
Trust 2002-77, Cl. JS, 33.35%, 12/18/32 2                                   800,106         94,224
Trust 2002-77, Cl. SA, 33.473%,
12/18/32 2                                                                  736,841         89,883
Trust 2002-90, Cl. SN, 38.565%, 8/25/32 2                                   398,330         36,400
Trust 2002-90, Cl. SY, 41.146%, 9/25/32 2                                   205,034         20,170
Trust 2003-14, Cl. OI, 12.342%, 3/25/33 2                                   288,883         68,894
Trust 2003-23, Cl. ES, 52.738%,
10/25/22 2                                                                  649,137         57,075
Trust 2003-52, Cl. NS, 45.309%, 6/25/23 2                                   692,818         73,303
Trust 2004-65, Cl. SA, 71.452%, 5/25/23 2                                 1,274,384        104,216
Trust 2005-86, Cl. AI, 11.13%, 10/1/35 2                                    298,250         78,728
Trust 2006-33, Cl. SP, 47.398%, 5/25/36 2                                   460,573         51,680
Trust 2006-42, Cl. CI, 33.62%, 6/25/36 2                                  2,407,072        225,627
Trust 2006-43, Cl. SJ, 50.991%, 6/25/36 2                                   937,009         89,703
Trust 2006-51, Cl. SA, 29.206%, 6/25/36 2                                 3,139,308        294,586
Trust 334, Cl. 4, 5.104%, 7/1/33 2                                          478,014        107,986
Trust 339, Cl. 12, 7.81%, 7/1/33 2                                          131,954         33,327
Trust 342, Cl. 2, 9.286%, 9/1/33 2                                        1,112,251        299,192
Trust 343, Cl. 13, 8.358%, 9/1/33 2                                         106,410         26,762
Trust 364, Cl. 16, 9.622%, 9/1/35 2                                         137,244         34,266
-----------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                                               91,364         80,888
-----------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust,
Mtg. Pass-Through Certificates,
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                      190,000        171,562
-----------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2004-5,
Mtg. Pass-Through Certificates,
Series 2004-5, Cl. 2A1, 4.485%, 5/1/34 1                                  3,202,900      3,142,339
-----------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-4F,
Mtg. Pass-Through Certificates,
Series 2005-4F, Cl. 6A1, 6.50%, 2/25/35                                     227,547        218,003
-----------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7,
Mtg. Pass-Through Certificates, Series
2005-AR7, Cl. 3A1, 5.149%, 11/25/35 1                                     1,423,452      1,359,076
-----------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2007-AR1,
Mgt. Pass-Through Certificates, Series
2007-AR1, Cl. 2A1, 5.998%, 3/1/37 1                                         873,686        806,753
-----------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47                                    430,000        337,855
Series 2008-C2, Cl. AJ, 6.799%, 2/1/51                                    2,170,000      2,000,132
-----------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust
2003-C5, Commercial Mtg. Pass-Through
Certificates, Series 2003-C5, Cl. A2,
3.478%, 7/15/27                                                             814,954        813,377
-----------------------------------------------------------------------------------------------------
Mastr Adjustable Rate Mortgages
Trust 2006-2, Mtg. Pass-Through
Certificates, Series 2006-2, Cl. 1A1,
4.857%, 4/1/36 1                                                          1,399,964      1,378,026
-----------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3,
Mtg. Pass-Through Certificates, Series
2006-3, Cl. 2A1, 2.933%, 10/25/36 1                                       4,265,222      3,865,417
-----------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust
2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 6.073%, 10/25/36 1                                  301,690        291,998
-----------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust
2007-2, Mtg. Pass-Through Certificates,
Series 2007-2, Cl. 2A1, 5.995%, 6/25/37 1                                   374,082        359,651
-----------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust
2007-3, Mtg. Pass-Through Certificates,
Series 2007-3, Cl. 1A1, 5.812%, 9/1/37 1,4                                  164,918        148,426
-----------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust 2006-C1,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C1, Cl. AJ,
5.658%, 5/1/39 1                                                            890,000        744,727
-----------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust
2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3,
5.427%, 6/25/36 1                                                           130,000        122,473
-----------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-3,
Mtg. Pass-Through Certificates,
Series 2007-3, Cl. 1A1, 5.658%, 6/1/37 1                                    227,602        213,413
-----------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2003-AR10 Trust, Mtg.
Pass-Through Certificates, Series
2003-AR10, Cl. A7, 4.056%, 10/1/33 1                                        850,000        830,973
-----------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1                                       440,761        408,999
-----------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR14 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR14, Cl. 1A7, 5.645%,
11/1/36 1                                                                 1,745,203      1,273,034
Series 2006-AR14, Cl. 2A4, 5.759%,
11/1/36 1                                                                   467,346        327,142
-----------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR8, Cl. 2A1, 6.13%, 8/25/36 1                                         429,636        421,765

                       F2 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                          PRINCIPAL
                                                                             AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
----------------------------------------------------------------------------------------------------

WaMu Mortgage Pass-Through
Certificates 2007-HY1 Trust, Mtg.
Pass-Through Certificates:
Series 2007-HY1, Cl. 1A2,
5.714%, 2/25/37 1,4                                                     $    82,813    $    45,547
Series 2007-HY1, Cl. 2A4,
5.867%, 2/1/37 1,4                                                          753,036        549,716
----------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY2 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY2, Cl. 1A2, 5.622%, 12/1/36 1,4                                    1,799,229      1,259,460
----------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY3 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY3, Cl. 2A2, 5.665%, 3/1/37 1                                         220,578        160,394
----------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY4 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY4, Cl. 5A1, 5.636%, 11/1/36 1                                        145,563        138,594
----------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY5 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY5, Cl. 2A3, 5.658%, 5/1/37 1                                         153,775        143,507
----------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series
2004-R, Cl. 2A1, 4.365%, 9/1/34 1                                            75,867         73,866
----------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR2, Cl. 2A2, 4.542%, 3/25/35 1                                         61,508         59,473
----------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR4, Cl. 2A2, 4.526%, 4/25/35 1                                        101,285         97,012
----------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR10, Cl. 4A1, 5.561%, 7/25/36 1                                       212,507        205,862
----------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR12, Cl. 2A1, 6.099%, 9/25/36 1                                       355,518        340,097
----------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR2, Cl. 2A5, 5.106%, 3/25/36 1                                        429,042        415,935
----------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR8, Cl. 1A3, 5.577%, 4/25/36 1                                      2,759,129      2,705,403
                                                                                      --------------
Total Mortgage-Backed Obligations
(Cost $52,592,937)                                                                      51,870,325

----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--88.6%
----------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--27.5%
----------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                      1,215,000      1,213,481
9% Sr. Unsec. Nts., 7/1/15                                                  825,000        827,063
----------------------------------------------------------------------------------------------------
Lear Corp., 8.75% Sr. Unsec. Nts.,
Series B, 12/1/16                                                         5,355,000      4,203,675
                                                                                      --------------
                                                                                         6,244,219

----------------------------------------------------------------------------------------------------
AUTOMOBILES--1.9%
Case New Holland, Inc., 7.125% Sr.
Unsec. Nts., 3/1/14                                                       4,340,000      4,274,900
----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
8% Bonds, 11/1/31                                                         4,975,000      3,245,595
                                                                                      --------------
                                                                                         7,520,495

----------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.5%
Service Corp. International, 6.75% Sr.
Unsec. Nts., 4/1/15                                                       2,020,000      1,934,150
----------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE--9.4%
CCM Merger, Inc., 8% Unsec. Nts.,
8/1/13 5                                                                  1,655,000      1,419,163
----------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75%
Sr. Nts., 12/1/13 5,6                                                     2,235,000      1,665,075
----------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 10.75%
Sr. Unsec. Nts., 2/1/16 5                                                 4,070,000      3,398,450
----------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7%
Sr. Unsec. Sub. Nts., 3/1/14                                              5,725,000      4,064,750
----------------------------------------------------------------------------------------------------
Mashantucket Pequot Tribe,
8.50% Bonds, Series A, 11/15/15 5                                         3,460,000      3,070,750
----------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                           2,020,000      1,631,150
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                       2,200,000      2,134,000
----------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                      1,925,000      1,761,375
8% Sr. Sub. Nts., 4/1/12                                                  2,855,000      2,626,600
----------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts., 3/15/10                                             5,445,000      4,982,175
----------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                          145,000        141,375
6.875% Sr. Sub. Nts., 12/1/11 4                                             150,000        151,125
----------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
8.25% Sr. Unsec. Sub. Nts., 3/15/12                                       2,190,000      2,162,625
----------------------------------------------------------------------------------------------------
Pokagon Gaming Authority,
10.375% Sr. Nts., 6/15/14 5                                                 569,000        613,098
----------------------------------------------------------------------------------------------------
Station Casinos, Inc.,
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                        3,905,000      2,264,900
----------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc.,
8.50% Sec. Nts., 6/1/15                                                   1,350,000        847,125

                       F3 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
----------------------------------------------------------------------------------------------------

Vail Resorts, Inc., 6.75% Sr. Sub.
Nts., 2/15/14                                                           $   690,000    $   655,500
----------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp., 6.625% Nts., 12/1/14                                       4,545,000      4,181,400
                                                                                     ---------------
                                                                                        37,770,636

----------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.7%
Centex Corp., 5.80% Sr. Unsec. Nts.,
9/15/09 4                                                                 1,890,000      1,804,950
----------------------------------------------------------------------------------------------------
Jarden Corp., 7.50% Sr. Unsec.
Sub. Nts., 5/1/17                                                         1,615,000      1,413,125
----------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                         655,000        422,475
8.875% Sr. Sub. Nts., 4/1/12                                              1,165,000        856,275
----------------------------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                     150,000        151,500
----------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                  1,110,000      1,079,475
----------------------------------------------------------------------------------------------------
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                              220,000        113,300
10.75% Sr. Nts., 4/1/13                                                   1,510,000        822,950
                                                                                     ---------------
                                                                                         6,664,050

----------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec.
Nts., 2/1/13 4                                                            1,370,000      1,287,800
----------------------------------------------------------------------------------------------------
MEDIA--9.4%
Allbritton Communications Co., 7.75%
Sr. Unsec. Sub. Nts., 12/15/12                                              700,000        684,250
----------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec.
Sub. Nts., 3/1/14                                                           990,000        883,575
----------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11 4                                       32,724         27,488
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                        900,000        724,500
10.25% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09 5                                                           52,722         42,705
10.25% Sr. Unsec. Sub. Nts., Series B,
5/1/09                                                                    1,450,000      1,170,875
----------------------------------------------------------------------------------------------------
CCH I Holdings LLC/CCH I Holdings
Capital Corp., 11% Sr. Sec. Nts., 10/1/15                                 2,510,000      1,873,088
----------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr.
Unsec. Nts., 3/15/14 7                                                    2,525,000      2,411,375
----------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media
West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                     700,000        694,750
9.875% Sr. Sub. Nts., 8/15/13                                             1,772,000      1,599,230
----------------------------------------------------------------------------------------------------
Dex Media, Inc., 0%/9% Unsec. Nts.,
11/15/13 7                                                                  500,000        360,000
----------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375% Sr. Unsec.
Nts., 10/1/11                                                             2,885,000      2,791,238
----------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                3,045,000      1,929,769
----------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                      1,357,000      1,241,655
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                          200,000        193,250
----------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50%
Sr. Sub. Nts., 5/15/13                                                      785,000        722,200
----------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 9.505%
Sr. Nts., 8/15/14 1                                                       2,180,000      1,722,200
----------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                              1,460,000        605,900
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                      2,160,000        896,400
----------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Unsec. Sub. Disc. Nts.,
8/1/16 7                                                                  1,090,000        754,825
10% Sr. Unsec. Nts., 8/1/14                                               3,230,000      3,270,375
----------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                   2,745,000      2,587,163
----------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                1,960,000      1,176,000
6.875% Sr. Nts., 1/15/13                                                  1,780,000      1,068,000
----------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub.
Nts., Series B, 7/1/11                                                      800,000        682,000
----------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75%
Sr. Nts., 9/1/12 5                                                        1,040,000      1,060,800
----------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr.
Unsec. Sub. Nts., 3/15/12                                                 1,907,000      1,926,070
----------------------------------------------------------------------------------------------------
Videotron Ltd., 9.125% Sr. Nts., 4/15/18 5                                  970,000      1,018,500
----------------------------------------------------------------------------------------------------
Virgin Media Finance plc, 8.75% Sr.
Unsec. Nts., 4/15/14                                                      1,685,000      1,592,325
----------------------------------------------------------------------------------------------------
Warner Music Group Corp., 7.375%
Sr. Sub. Bonds, 4/15/14                                                     800,000        669,000
----------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50%
Sr. Nts., 12/15/14 7                                                      2,365,000      1,501,775
                                                                                     ---------------
                                                                                        37,881,281

----------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Dillard's, Inc., 6.625% Unsec. Nts.,
11/15/08 4                                                                1,125,000      1,126,406
----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.5%
Claire's Stores, Inc., 10.50% Sr. Unsec.
Sub. Nts., 6/1/17                                                         5,130,000      2,116,125
----------------------------------------------------------------------------------------------------
GameStop Corp., 8% Sr. Unsec. Nts.,
10/1/12                                                                     900,000        922,500
----------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                           1,630,000      1,572,950
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                     1,470,000      1,407,525
                                                                                     ---------------
                                                                                         6,019,100

----------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 5                                   1,300,000      1,335,750
----------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec.
Unsub. Nts., 1/15/15                                                      2,865,000      2,893,650
                                                                                     ---------------
                                                                                         4,229,400

                       F4 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                          PRINCIPAL
                                                                             AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.7%
----------------------------------------------------------------------------------------------------
BEVERAGES--0.8%
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                                           $ 1,965,000    $ 1,965,000
8.375% Sr. Nts., 12/15/14                                                 1,095,000      1,114,163
                                                                                     ---------------
                                                                                         3,079,163

----------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Albertson's, Inc., 8% Sr. Unsec.
Debs., 5/1/31                                                             3,330,000      3,428,791
----------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                                            3,905,000      4,614,015
----------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Nts.,
5/31/09 4,6,8                                                               476,601             --
                                                                                     ---------------
                                                                                         8,042,806

----------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.8%
Del Monte Corp., 8.625% Sr. Sub.
Nts., 12/15/12                                                            1,325,000      1,351,500
----------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                              420,000        382,200
8.625% Sr. Nts., 5/1/09                                                     687,000        657,803
8.875% Sr. Unsec. Nts., 3/15/11                                             146,000        130,670
----------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle
Foods Finance Corp., 10.625% Sr. Sub.
Nts., 4/1/17                                                              3,275,000      2,636,375
----------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7% Sr. Nts., 8/1/11 4                                                     1,330,000      1,220,275
8% Sr. Nts., Series B, 10/15/09                                             900,000        900,000
                                                                                     ---------------
                                                                                         7,278,823

----------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Church & Dwight Co., Inc., 6% Sr. Unsec.
Sub. Nts., 12/15/12                                                       1,090,000      1,051,850
----------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Elizabeth Arden, Inc., 7.75% Sr. Unsec.
Sub. Nts., 1/15/14                                                        1,340,000      1,262,950
----------------------------------------------------------------------------------------------------
TOBACCO--0.6%
Reynolds American, Inc., 7.25% Sr. Sec.
Nts., 6/1/13                                                              2,265,000      2,353,781
----------------------------------------------------------------------------------------------------
ENERGY--12.8%
----------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Helix Energy Solutions Group, Inc.,
9.50% Sr. Unsec. Nts., 1/15/16 5                                          2,200,000      2,266,000
----------------------------------------------------------------------------------------------------
Key Energy Services, Inc., 8.375% Sr.
Nts., 12/1/14 5                                                           2,265,000      2,321,625
----------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375% Sr.
Unsec. Nts., 7/15/14                                                      1,385,000      1,388,463
                                                                                     ---------------
                                                                                         5,976,088

----------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--11.3%
Atlas Energy Resources LLC, 10.75%
Sr. Nts., 2/1/18 5                                                        3,035,000      3,171,575
----------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr.
Unsec. Nts., 12/15/15                                                     2,185,000      2,157,688
----------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub.
Nts., 11/1/16                                                             1,035,000      1,055,700
----------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr.
Unsec. Nts., 1/15/16                                                      4,460,000      4,326,200
----------------------------------------------------------------------------------------------------
Copano Energy LLC/Copano Energy
Finance Corp., 7.75% Sr. Nts., 6/1/18 5                                   2,935,000      2,876,300
----------------------------------------------------------------------------------------------------
Denbury Resources, Inc., 7.50% Sr. Sub.
Nts., 12/15/15                                                            1,335,000      1,335,000
----------------------------------------------------------------------------------------------------
Enterprise Products Operating LP,
8.375% Jr. Sub. Nts., 8/1/66 1                                            4,645,000      4,654,165
----------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                  1,945,000      1,964,450
----------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP,
7.30% Sr. Unsec. Nts., 8/15/33                                            4,022,000      4,131,929
----------------------------------------------------------------------------------------------------
MarkWest Energy Partners LP, 8.75%
Sr. Nts., 4/15/18 5                                                         410,000        421,275
----------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr.
Unsec. Sub. Nts., 9/1/14                                                  2,235,000      2,112,075
----------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%
Sr. Unsec. Nts., Series B, 3/15/13                                        3,575,000      3,601,813
----------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%
Sr. Sub. Nts., 4/1/16                                                     2,215,000      2,073,794
----------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                             1,520,000      1,390,800
7.50% Sr. Sec. Nts., 11/30/16                                             2,200,000      1,991,000
----------------------------------------------------------------------------------------------------
SandRidge Energy, Inc., 8% Sr. Nts.,
6/1/18 5                                                                    520,000        525,200
----------------------------------------------------------------------------------------------------
Southwestern Energy Co., 7.50%
Sr. Nts., 2/1/18 5                                                          965,000        998,670
----------------------------------------------------------------------------------------------------
Tesoro Corp., 6.625% Sr. Unsec. Nts.,
11/1/15                                                                   2,195,000      2,035,863
----------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.625% Nts., 7/15/19                                                      2,000,000      2,110,000
8.125% Sr. Unsec. Nts., 3/15/12                                           2,020,000      2,131,100
----------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc.,
6.50% Nts., 12/1/08                                                         300,000        300,375
                                                                                     ---------------
                                                                                        45,364,972

----------------------------------------------------------------------------------------------------
FINANCIALS--10.6%
----------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.3%
Berry Plastics Holding Corp., 8.875%
Sr. Sec. Nts., 9/15/14                                                    3,565,000      3,101,550
----------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                                                6,225,000      5,298,440
----------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec.
Sub. Nts., 9/1/16                                                           990,000        816,750
                                                                                     ---------------
                                                                                         9,216,740

                       F5 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--5.5%
Barclays Bank plc, 6.278%
Perpetual Bonds 9                                                       $ 9,640,000    $ 7,964,279
----------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds,
Series A 5, 9                                                            10,200,000      7,156,830
----------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911%
Nts., 11/30/35 1                                                          8,900,000      7,150,438
                                                                                     ---------------
                                                                                        22,271,547

----------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
SLM Corp., 4.50% Nts., Series A, 7/26/10                                  3,335,000      3,087,850
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.5%
AAC Group Holding Corp., 0%/10.25%
Sr. Unsec. Disc. Nts., 10/1/12 7                                            200,000        192,000
----------------------------------------------------------------------------------------------------
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K 9                                       830,000        779,569
8.125% Perpetual Bonds, Series M 9                                          285,000        269,755
----------------------------------------------------------------------------------------------------
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57 1                                            585,000        554,884
8.40% Perpetual Bonds, Series E 9                                         2,345,000      2,232,112
----------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90%
Perpetual Bonds, Series 1 9                                               2,195,000      2,064,244
                                                                                     ---------------
                                                                                         6,092,564

----------------------------------------------------------------------------------------------------
INSURANCE--0.4%
MetLife, Inc., 6.40% Jr. Unsec. Sub.
Bonds, 12/15/66 1                                                         1,210,000      1,061,837
----------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 5                                                 210,000        244,780
----------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 5                                                        160,000        175,584
                                                                                     ---------------
                                                                                         1,482,201

----------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
iStar Financial, Inc., 3.326% Sr. Unsec.
Nts., 3/16/09 1                                                             415,000        393,084
----------------------------------------------------------------------------------------------------
HEALTH CARE--8.1%
----------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Bausch & Lomb, Inc., 9.875% Sr. Unsec.
Nts., 11/1/15 5                                                           1,190,000      1,198,925
----------------------------------------------------------------------------------------------------
Biomet, Inc., 10% Sr. Unsec. Bonds,
10/15/17 5                                                                1,290,000      1,383,525
----------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts.,
2/15/15 1                                                                 2,450,000      2,327,500
----------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc.,
8.50% Sr. Sec. Nts., 6/1/15 8                                             1,850,000      1,859,250
                                                                                     ---------------
                                                                                         6,769,200

----------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.8%
Catalent Pharma Solutions, Inc.,
9.50% Sr. Unsec. Nts., 4/15/15 8                                          2,405,000      2,164,500
----------------------------------------------------------------------------------------------------
Community Health Systems, Inc.,
8.875% Sr. Unsec. Nts., 7/15/15                                           1,540,000      1,557,325
----------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625% Sr. Unsec. Nts.,
3/15/13                                                                   3,860,000      3,724,900
----------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust IV, 7.875% Sr. Sub. Nts., 6/15/11                                   1,305,000      1,357,200
----------------------------------------------------------------------------------------------------
HCA, Inc.:
6.375% Nts., 1/15/15                                                      3,340,000      2,788,900
9.25% Sr. Sec. Nts., 11/15/16                                             1,545,000      1,595,213
----------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr.
Unsec. Nts., 6/15/16                                                      2,185,000      2,359,800
----------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                               185,000        174,825
6.875% Sr. Sub. Nts., 12/15/15                                              285,000        265,050
----------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625%
Sr. Unsec. Sub. Nts., 2/1/15                                              2,410,000      2,126,825
----------------------------------------------------------------------------------------------------
US Oncology Holdings, Inc.,
7.949% Sr. Unsec. Nts., 3/15/12 1,8                                         620,000        492,900
----------------------------------------------------------------------------------------------------
US Oncology, Inc., 9% Sr. Unsec.
Nts., 8/15/12                                                             1,995,000      1,990,013
----------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC,
0%/11.25% Sr. Disc. Nts., 10/1/15 7                                       3,085,000      2,730,225
                                                                                     ---------------
                                                                                        23,327,676

----------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
ReAble Therapeutics Finance LLC,
10.875% Sr. Unsec. Nts., 11/15/14 5                                       2,325,000      2,330,813
----------------------------------------------------------------------------------------------------
INDUSTRIALS--5.3%
----------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Alliant Techsystems, Inc.,
6.75% Sr. Sub. Nts., 4/1/16                                               2,270,000      2,213,250
----------------------------------------------------------------------------------------------------
BE Aerospace, Inc.,
8.50% Sr. Unsec. Nts., 7/1/18 10                                            735,000        737,756
----------------------------------------------------------------------------------------------------
DRS Technologies, Inc.,
6.625% Sr. Nts., 2/1/16                                                   2,185,000      2,228,700
----------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                             1,060,000        983,150
6.375% Sr. Unsec. Sub. Nts.,
Series B, 10/15/15                                                        1,160,000      1,090,400
----------------------------------------------------------------------------------------------------
Moog, Inc., 7.25% Sr. Sub. Nts., 6/15/18                                    210,000        208,950
                                                                                     ---------------
                                                                                         7,462,206

----------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr.
Unsec. Nts., 2/1/09 4,6,11                                                1,575,000             --
----------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Dayton Superior Corp., 13% Sr.
Unsec. Sub. Nts., 6/15/09                                                    80,000         65,400
----------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec.
Unsub. Nts., 9/1/14                                                       1,395,000        899,775
                                                                                     ---------------
                                                                                           965,175

                       F6 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                          PRINCIPAL
                                                                             AMOUNT          VALUE
----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.4%
Allied Waste North America, Inc.,
7.375% Sr. Sec. Nts., Series B, 4/15/14                                 $ 3,370,000    $ 3,437,400
----------------------------------------------------------------------------------------------------
American Pad & Paper Co.,
13% Sr. Sub. Nts., Series B, 11/15/05 4,6,11                                200,000             --
----------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                         490,000        474,075
7.50% Sr. Nts., 5/1/11                                                    1,765,000      1,782,650
                                                                                     ---------------
                                                                                         5,694,125

----------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
MetLife Capital Trust X,
9.25% Sec. Bonds, 4/8/68 1                                                  200,000        216,325
----------------------------------------------------------------------------------------------------
ROAD & RAIL--1.0%
Avis Budget Car Rental LLC, 7.625% Sr.
Unsec. Unsub. Nts., 5/15/14                                               2,365,000      1,903,825
----------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                               90,000         82,800
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                       1,570,000      1,436,550
----------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The),
7.50% Sr. Nts., 6/15/09                                                     500,000        507,500
----------------------------------------------------------------------------------------------------
Stena AB, 7.50% Sr. Unsec. Nts., 11/1/13                                    155,000        153,644
                                                                                     ---------------
                                                                                         4,084,319

----------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
United Rentals, Inc.,
7% Sr. Sub. Nts., 2/15/14                                                 3,930,000      3,065,400
----------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.9%
----------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
NXP BV/NXP Funding LLC, 9.50% Sr.
Unsec. Unsub. Nts., 10/15/15                                              1,035,000        903,038
----------------------------------------------------------------------------------------------------
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts., 1/15/07 4,6                                 1,150,000             12
                                                                                     ---------------
                                                                                           903,050

----------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
RBS Global & Rexnord Corp.,
11.75% Sr. Unsec. Sub. Nts., 8/1/16                                         820,000        791,300
----------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 4,6,11                                            844,866 EUR         --
----------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc.,
12.875% Nts., 2/15/10 4,6,11                                                240,208             --
                                                                                     ---------------
                                                                                                --

----------------------------------------------------------------------------------------------------
IT SERVICES--1.5%
Fiserv, Inc., 6.125% Sr. Unsec.
Unsub. Nts., 11/20/12                                                     3,875,000      3,899,757
----------------------------------------------------------------------------------------------------
Iron Mountain, Inc.,
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                       2,120,000      2,141,200
                                                                                     ---------------
                                                                                         6,040,957

----------------------------------------------------------------------------------------------------
MATERIALS--7.1%
----------------------------------------------------------------------------------------------------
CHEMICALS--2.0%
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15                                             420,000        369,600
7.875% Sr. Unsec. Sub. Nts., 11/15/14                                       260,000        239,200
----------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                           332,000        346,110
11.625% Sr. Unsec. Nts., 10/15/10 4                                          37,000         38,295
----------------------------------------------------------------------------------------------------
Koppers Industry, Inc.,
9.875% Sr. Sec. Nts., 10/15/13 4                                            800,000        844,000
----------------------------------------------------------------------------------------------------
Momentive Performance Materials,
Inc., 9.75% Sr. Unsec. Nts., 12/1/14 5                                    4,815,000      4,140,900
----------------------------------------------------------------------------------------------------
Mosaic Co. (The):
7.375% Sr. Nts., 12/1/14 5                                                1,885,000      1,979,250
7.625% Sr. Nts., 12/1/16 5                                                  255,000        272,850
                                                                                     ---------------
                                                                                         8,230,205

----------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr.
Unsec. Nts., 3/1/14 7                                                     2,795,000      1,285,700
----------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.2%
Crown Americas, Inc., 7.75% Sr. Nts.,
11/15/15                                                                  3,255,000      3,271,275
----------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.,
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                     2,755,000      2,451,950
----------------------------------------------------------------------------------------------------
Graphic Packaging International
Corp., 8.50% Sr. Nts., 8/15/11                                            3,260,000      3,170,350
                                                                                     ---------------
                                                                                         8,893,575

----------------------------------------------------------------------------------------------------
METALS & MINING--2.0%
Freeport-McMoRan Copper & Gold,
Inc., 8.375% Sr. Nts., 4/1/17                                             5,120,000      5,409,997
----------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts.,
4/1/14                                                                    1,600,000      1,710,541
----------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 7.375% Sr. Unsec.
Unsub. Nts., 11/1/12 5                                                      825,000        829,125
                                                                                     ---------------
                                                                                         7,949,663

----------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                                  2,200,000      2,238,500
----------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.7%
----------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.1%
Citizens Communications Co., 6.25%
Sr. Nts., 1/15/13                                                         5,745,000      5,357,213
----------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.,
13.125% Sr. Nts., 4/1/18                                                  3,180,000      3,132,300
----------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06 4,6,11                                                            1,000,000 EUR         --
----------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub.
Nts., 3/15/12                                                             5,340,000      5,473,500
----------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/08 4,6,11                             400,000             --

                       F7 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
West Corp., 9.50% Sr. Unsec. Nts.,
10/15/14                                                                $ 1,140,000    $  1,031,700
-----------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                     3,235,000       3,243,088
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                     2,090,000       2,095,225
-----------------------------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 4,6,11                                           1,000,000              --
                                                                                     ----------------
                                                                                         20,333,026

-----------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.6%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                            335,000         340,025
7.50% Sr. Nts., 5/1/12                                                    2,760,000       2,801,400
-----------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc.,
Sr. Unsec. Disc. Nts., 10/1/07 4,6,11                                     1,834,000              --
-----------------------------------------------------------------------------------------------------
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D, 8/1/15                                         9,870,000       8,197,410
-----------------------------------------------------------------------------------------------------
Rural Cellular Corp.,
9.875% Sr. Nts., 2/1/10 4                                                   600,000         613,500
-----------------------------------------------------------------------------------------------------
Sprint Capital Corp.,
8.75% Nts., 3/15/32                                                       2,635,000       2,515,898
                                                                                     ----------------
                                                                                         14,468,233

-----------------------------------------------------------------------------------------------------
UTILITIES--0.9%
-----------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Edison Mission Energy,
7% Sr. Unsec. Nts., 5/15/17                                               3,475,000       3,266,500
-----------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
AES Red Oak LLC,
8.54% Sr. Sec. Bonds, Series A, 11/30/19                                    347,815         362,589
                                                                                     ----------------
Total Corporate Bonds and Notes
(Cost $ 390,261,610)                                                                    356,310,493

                                                                             SHARES
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.2%
-----------------------------------------------------------------------------------------------------

AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 4,8,11                                                13,764              --
-----------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc.,
11.75% Cum. Exchangeable,
Series B, Non-Vtg. 4,11                                                       8,000              --
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
8.25% Non-Cum. Sub., Series S,
Non-Vtg.                                                                    160,075       3,673,721
-----------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 4,8,11                                                   342              --
-----------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust,
12% Non-Cum., Series A 4                                                     10,000         972,500
                                                                                     ----------------
Total Preferred Stocks (Cost $5,986,286)                                                  4,646,221

-----------------------------------------------------------------------------------------------------
COMMON STOCKS--1.8%
-----------------------------------------------------------------------------------------------------

AT&T, Inc.                                                                   58,141    $  1,958,770
-----------------------------------------------------------------------------------------------------
ATA Holdings Corp. 4,11                                                       3,690           3,690
-----------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                             40,086       3,291,061
-----------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. 4,11                                                957             957
-----------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                        25,965       1,192,572
-----------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A 11                                                    1,050,542         892,961
                                                                                     ----------------
Total Common Stocks
(Cost $8,542,998)                                                                          7,340,011

                                                                              UNITS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------

DeCrane Aircraft Holdings, Inc. Wts.,
Strike Price $35.65,
Exp. 9/30/08 4,11                                                             1,750              --
-----------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. Wts.,
Strike Price $10,
Exp. 2/28/11 4,11                                                               570               6
                                                                                     ----------------
Total Rights, Warrants and Certificates
(Cost $ 4,339)                                                                                    6

                                                                             SHARES
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--0.2%
-----------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money
Market Fund, Cl. E, 2.69% 12,13
(Cost $ 842,195)                                                            842,195         842,195

-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $469,805,236)                                                           107.6%    432,545,867
-----------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                          (7.6)    (30,444,819)
                                                                        -----------------------------
NET ASSETS                                                                    100.0%   $402,101,048
                                                                        =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR Euro

1. Represents the current interest rate for a variable or increasing rate security.

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,479,570 or 0.62% of the Fund's net assets as of June 30, 2008.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,837,963. See Note 5 of accompanying Notes.

                       F8 | OPPENHEIMER HIGH INCOME FUND/VA

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $10,094,153, which represents 2.51% of the Fund's net assets. See Note 7 of accompanying Notes.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $45,917,518 or 11.42% of the Fund's net assets as of June 30, 2008.

6. Issue is in default. See Note 1 of accompanying Notes.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Interest or dividend is paid-in-kind, when applicable.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

11. Non-income producing security.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES         GROSS         GROSS           SHARES
                                                      DECEMBER 31, 2007     ADDITIONS    REDUCTIONS    JUNE 30, 2008
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           10,989,620   132,347,401   142,494,826          842,195

                                                                                                            DIVIDEND
                                                                                              VALUE           INCOME
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                       $  842,195        $ 223,548

13. Rate shown is the 7-day yield as of June 30, 2008.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                                   INVESTMENTS IN         OTHER FINANCIAL
                                                                       SECURITIES            INSTRUMENTS*
------------------------------------------------------------------------------------------------------------
Level 1--Quoted Prices                                             $    7,284,598         $         5,871
Level 2--Other Significant Observable Inputs                          422,933,995             (36,329,558)
Level 3--Significant Unobservable Inputs                                2,327,274
                                                                   -----------------------------------------
Total                                                              $  432,545,867         $   (36,323,687)
                                                                   =========================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                                          UNREALIZED
                                                                  NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                                   BUY/SELL   CONTRACTS         DATE         VALUE   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                                Sell          17      9/18/08   $ 5,444,675      $  316,144
U.S. Long Bonds                                            Sell         104      9/19/08    12,021,750        (165,383)
U.S. Treasury Nts., 2 yr.                                  Sell          96      9/30/08    20,275,500         (74,463)
U.S. Treasury Nts., 2 yr.                                   Buy          49      9/30/08    10,348,953          13,236
U.S. Treasury Nts., 5 yr.                                  Sell         108      9/30/08    11,939,906          16,922
U.S. Treasury Nts., 10 yr.                                 Sell          96      9/19/08    10,936,500         (96,038)
U.S. Treasury Nts., 10 yr.                                  Buy         329      9/19/08    37,480,297         140,104
                                                                                                            -----------
                                                                                                            $  150,522
                                                                                                            ===========

                     F9 | OPPENHEIMER HIGH INCOME FUND/ VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                          BUY/SELL  NOTIONAL                                 PREMIUM
                                                            CREDIT    AMOUNT   PAY/RECEIVE   TERMINATION   RECEIVED/
SWAP COUNTERPARTY             REFERENCE ENTITY          PROTECTION     (000S)   FIXED RATE          DATE       (PAID)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                              Beazer Homes USA, Inc.          Sell   $   890        4.7000%      9/20/08   $      --   $  (12,028)
                              Capmark Financial
                               Group, Inc.                    Sell       160        5.0000       6/20/12      44,800      (24,434)
                              Citigroup, Inc.                 Sell     4,870        3.2500       9/20/08          --     (125,928)
                              Dillard's, Inc.                 Sell       745        1.9000      12/20/08          --       (7,183)
                              HCP, Inc.                       Sell       285        4.6000       3/20/09          --          290
                              iStar Financial, Inc.           Sell       345        4.4000      12/20/12          --      (28,551)
                              Kohl's Corp.                    Sell       205        0.9000       6/20/13          --       (2,706)
                              Kohl's Corp.                     Buy       205        1.0400       6/20/18          --        4,317
                              Kohl's Corp.                    Sell       210        1.0800       6/20/13          --       (1,121)
                              Kohl's Corp.                     Buy       210        1.1800       6/20/18          --        2,250
                              Merrill Lynch & Co., Inc.       Sell     1,455        0.6800       9/20/08          --          211
                              Six Flags, Inc.                 Sell       590        7.0000       9/20/08          --       (6,322)
                              Six Flags, Inc.                 Sell       375        8.2500      12/20/08          --      (27,572)
                              Station Casinos, Inc.           Sell       505        5.0000       6/20/13      90,900     (101,759)
                              XL Capital Ltd.                 Sell       425        3.5500       9/20/09          --           --

------------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                              Ambac Assurance Corp.           Sell     4,225        8.4000      12/20/08          --     (360,528)
                              Amkor Technology, Inc.          Sell       260        2.0500       9/20/08          --         (137)
                              Cablevision Systems Corp.       Sell       160        3.1000      12/20/10          --       (2,336)
                              Capmark Financial
                               Group, Inc.                    Sell     3,300        7.1250      12/20/12          --     (290,628)
                              Capmark Financial
                               Group, Inc.                    Sell     1,235        9.7500      12/20/12          --      (13,035)
                              Capmark Financial
                               Group, Inc.                    Sell     1,485        9.7000      12/20/12          --      (17,868)
                              Ford Motor Credit Co.           Sell     1,700        2.3200       3/20/12          --     (402,249)
                              Intelsat Ltd.                   Sell       550        4.3000      12/20/08          --        4,661
                              Intelsat Ltd.                   Sell       545        5.0000       3/20/09          --        8,500
                              Nalco Co.                       Sell       435        3.6000       9/20/12          --        2,009
                              Nalco Co.                       Sell       455        4.1700       9/20/13          --       (1,519)
                              Nortel Networks Corp.           Sell     1,735        1.8900       9/20/08          --          704
                              Owens-Illinois, Inc.            Sell       500        2.5000       6/20/13          --       (2,043)
                              Reliant Energy, Inc.            Sell     1,070        2.6000       9/20/11          --      (11,259)
                              Reliant Energy, Inc.            Sell     1,035        3.9000       9/20/11          --       27,649
                              Reliant Energy, Inc.            Sell       465        2.4500       9/20/11          --       (6,890)
                              Tribune Co.                     Sell       525        5.0000       3/20/10     168,000     (136,721)
                              Tribune Co.                     Sell       540        5.0000       3/20/10     176,850     (140,627)
                              Tribune Co.                     Sell       540        5.0000       3/20/10     178,200     (140,627)
                              Tribune Co.                     Sell       555        5.0000       3/20/10     194,250     (144,533)
                              Tribune Co.                     Sell     1,300        7.6000       9/20/08          --      (22,243)
                              Tribune Co.                     Sell     1,160        7.5000       9/20/08          --      (20,134)

------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                              Aramark Corp.                   Sell       705        6.0000       3/20/13          --       54,067
                              ArvinMeritor, Inc.              Sell       870        1.6000       9/20/08          --       (9,885)
                              ArvinMeritor, Inc.              Sell       900        1.4000       9/20/08          --      (10,677)
                              Capmark Financial
                               Group, Inc.                    Sell       550        6.2500      12/20/12          --      (62,649)
                              Capmark Financial
                               Group, Inc.                    Sell     1,060        3.5000       6/20/12          --     (204,946)
                              Capmark Financial
                               Group, Inc.                    Sell     1,120        5.2000      12/20/12          --     (162,301)
                              CDX.NA.IG.10 Index               Buy     4,020        1.5500       6/20/13      26,217      (22,221)
                              CenturyTel, Inc.                 Buy     1,125        0.3775       9/20/12          --       54,501
                              Charter Communications
                              Holdings LLC                     Buy       635        5.0000       9/20/10    (40,481)      124,409
                              Charter Communications
                              Holdings LLC                    Sell       635        5.0000       9/20/17     127,000     (318,564)
                              Charter Communications
                              Holdings LLC                     Buy       175        7.0000       9/20/10          --       28,606
                              Charter Communications
                              Holdings LLC                    Sell       175        5.0000       9/20/17      35,000      (87,793)
                              El Paso Corp.                   Sell       505        2.8000       3/20/18          --       10,517
                              Ford Motor Credit Co.           Sell       875        2.5500       3/20/12          --     (201,955)

                     F10 | OPPENHEIMER HIGH INCOME FUND/ VA

                                                          BUY/SELL  NOTIONAL                                 PREMIUM
                                                            CREDIT    AMOUNT   PAY/RECEIVE   TERMINATION   RECEIVED/
SWAP COUNTERPARTY              REFERENCE ENTITY         PROTECTION     (000S)   FIXED RATE          DATE       (PAID)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
Continued
                               Ford Motor Credit Co.          Sell  $  4,100        2.3850%      3/20/12   $      --   $ (963,398)
                               GMAC LLC                       Sell     1,810        1.3900       3/20/17          --     (685,811)
                               GMAC LLC                       Sell     1,915        5.0000       3/20/09     277,675      (20,406)
                               Harrah's Operating
                                Co., Inc.                     Sell     1,160        5.0000       3/20/10      73,950      (93,780)
                               Intelsat Ltd.                  Sell       555        4.4000       3/20/09          --        6,202
                               Intelsat Ltd.                  Sell        55        5.7500       3/20/09          --        1,162
                               iStar Financial, Inc.          Sell       135        4.0000      12/20/12          --      (12,941)
                               iStar Financial, Inc.          Sell       185       12.0000       3/20/09          --        6,810
                               iStar Financial, Inc.          Sell       845        4.1500      12/20/12          --      (76,849)
                               Massey Energy Co.              Sell       460        5.0000       3/20/13          --       48,167
                               Massey Energy Co.              Sell       210        5.0000       3/20/13          --       21,989
                               Nalco Co.                      Sell       425        3.6000       9/20/12          --        2,918
                               Nalco Co.                      Sell       860        3.4000       9/20/12          --       (2,090)
                               Owens-Illinois, Inc.           Sell       290        2.5000       6/20/13          --       (1,185)
                               Rite Aid Corp.                 Sell       395        7.5000       3/20/09          --        4,991
                               Sprint Nextel Corp.            Sell       825        6.3000       3/20/09          --       16,275
                               Tenet Healthcare Corp.         Sell     1,940        4.0500      12/20/08          --       11,743
                               The Goodyear Tire &
                               Rubber Co.                     Sell       580        1.5500       9/20/08          --           60
                               Toys "R" Us, Inc.              Sell       500        2.8000       9/20/08          --       (6,304)
                               Tribune Co.                    Sell       545        6.3500      12/20/08          --      (12,928)
                               TXU Corp.                      Sell       925        1.5300       6/20/11          --      (72,990)
                               TXU Corp.                      Sell       410        1.6100       6/20/11          --      (31,509)
                               TXU Corp.                      Sell       125        5.9100      12/20/12          --         (832)
                               TXU Corp.                      Sell       115        6.0500      12/20/12          --         (223)
                               TXU Corp.                      Sell       125        6.0000      12/20/12          --         (453)
                               Univision
                                Communications, Inc.          Sell     1,265       14.6000       3/20/09          --       69,674
                               Vornado Realty LP              Sell       190        3.6000       3/20/09          --        4,494
                               Wachovia Corp.                 Sell       410        1.0000       3/20/09          --           27

------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                               ABX.HE.AA.06-2 Index           Sell     1,080        0.1700       5/25/46     129,590     (860,072)
                               Ambac Assurance Corp.          Sell       545        4.5500       9/20/08          --      (42,581)
                               Ambac Assurance Corp.          Sell       430        4.5500       9/20/08          --      (33,596)
                               Cemex                          Sell       190        2.0000       3/20/09          --           41
                               CenturyTel, Inc.                Buy     2,060        0.5300       9/20/12          --       88,038
                               CenturyTel, Inc.                Buy     1,685        0.4250       9/20/12          --       78,634
                               Countrywide Home
                                Loans, Inc.                   Sell     2,210        9.0000      12/20/08          --       67,730
                               Countrywide Home
                                Loans, Inc.                   Sell       370        3.2500       9/20/08          --       (2,275)
                               Countrywide Home
                                Loans, Inc.                   Sell     1,010        8.5000      12/20/08          --       28,445
                               Countrywide Home
                                Loans, Inc.                   Sell     4,845        2.5500       9/20/08          --      (38,300)
                               Countrywide Home
                                Loans, Inc.                   Sell     2,215        9.7500      12/20/08          --       76,136
                               CVRD Inco Ltd.                  Buy       840        0.6300       3/20/17          --        9,713
                               Ford Motor Co.                 Sell       550        8.2000       3/20/18          --     (119,197)
                               Ford Motor Co.                 Sell     2,335        6.0000      12/20/16          --     (661,125)
                               Ford Motor Co.                 Sell     2,750        5.8000      12/20/16          --     (795,949)
                               Ford Motor Co.                 Sell     3,440        5.8500      12/20/16          --     (990,242)
                               Ford Motor Credit Co.          Sell     2,805        2.3900       3/20/12          --     (658,749)
                               Ford Motor Credit Co.          Sell     1,360        2.3400       3/20/12          --     (321,112)
                               General Motors Corp.           Sell     1,865        4.7500      12/20/16          --     (683,795)
                               General Motors Corp.           Sell     2,200        4.6800      12/20/16          --     (810,902)
                               GMAC LLC                       Sell     1,820        1.3700       3/20/17          --     (691,436)
                               Intelsat Ltd.                  Sell       220        4.4000       3/20/09          --        2,459
                               Intelsat Ltd.                  Sell       550        4.7500       3/20/09          --        7,565
                               Intelsat Ltd.                  Sell       325        5.0000       3/20/09          --        5,069
                               iStar Financial, Inc.          Sell     2,305        3.0000      12/20/08          --      (76,653)
                               iStar Financial, Inc.          Sell     2,355        5.8500      12/20/08          --      (45,873)
                               iStar Financial, Inc.          Sell       805        4.3200      12/20/12          --      (68,728)
                               iStar Financial, Inc.          Sell     1,020        4.5000      12/20/12          --      (81,070)

                     F11 | OPPENHEIMER HIGH INCOME FUND/ VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

                                                          BUY/SELL  NOTIONAL                                PREMIUM
                                                            CREDIT    AMOUNT   PAY/RECEIVE   TERMINATION   RECEIVED/
SWAP COUNTERPARTY             REFERENCE ENTITY          PROTECTION     (000S)   FIXED RATE          DATE       (PAID)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Continued
                              iStar Financial, Inc.           Sell  $    460       12.0000%      3/20/09   $      --  $    16,932
                              iStar Financial, Inc.           Sell     1,035        4.0000      12/20/12          --      (99,213)
                              iStar Financial, Inc.           Sell     3,955        2.9250      12/20/08          --     (132,959)
                              Jones Apparel Group, Inc.       Sell       210        2.7200       6/20/13          --       (4,129)
                              Jones Apparel Group, Inc.        Buy       210        2.6350       6/20/18          --        6,345
                              Kohl's Corp.                    Sell       205        1.1800       6/20/13          --         (199)
                              Kohl's Corp.                     Buy       205        1.3000       6/20/18          --          379
                              Lehman Brothers
                               Holdings, Inc.                 Sell       735        1.4100       9/20/08          --       (8,701)
                              Liz Claiborne, Inc.             Sell       765        3.2500       6/20/09          --          474
                              MBIA, Inc.                      Sell     1,090        4.9000      12/20/12          --     (425,419)
                              MBIA, Inc.                      Sell       730        1.5200       9/20/08          --      (58,528)
                              MGM Mirage                      Sell       890        1.1500      12/20/09          --      (28,612)
                              Owens-Illinois, Inc.            Sell       140        2.5000       6/20/13          --         (572)
                              SLM Corp.                       Sell       580        2.0100       9/20/09          --      (31,997)
                              TXU Corp.                       Sell     1,105        2.5500       9/20/08          --       (4,422)
                              Vale Overseas Ltd.              Sell       840        1.0500       3/20/17          --      (40,544)
                              Vornado Realty LP               Sell       385        3.8750       6/20/09          --        9,909
                              Wachovia Corp.                  Sell       905        1.0000       3/20/09          --           60
                              Washington Mutual, Inc.         Sell       435        4.5000      12/20/08          --       (6,047)
                              Washington Mutual, Inc.         Sell       665        4.5000      12/20/08          --       (9,244)
                              XL Capital Ltd.                 Sell       485        3.5500       9/20/09          --       (1,547)

------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:
                              ABX.HE.AA.06-2 Index            Sell     1,810        0.1700       5/25/46     714,907   (1,438,907)
                              ABX.HE.AA.06-2 Index            Sell       380        0.1700       5/25/46      31,309     (302,091)
                              CMBX.NA.AJ.3 Index              Sell     2,300        1.4700      12/13/49     282,773     (346,412)
                              CMBX.NA.AJ.4 Index              Sell     2,300        0.9600       2/17/51     396,689     (434,667)
                              General Motors Corp.            Sell     1,865        4.9500      12/20/16          --     (673,425)
                              Nalco Co.                       Sell       455        4.2500       9/20/13          --          (61)

------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International:
                              Amkor Technology, Inc.          Sell       295        2.6500       9/20/08          --          292
                              Arvinmeritor, Inc.              Sell       890        1.6000       9/20/08          --      (10,112)
                              Arvinmeritor, Inc.              Sell       585        2.2500       9/20/08          --       (5,693)
                              Beazer Homes USA, Inc.          Sell       890        4.8000       9/20/08          --      (11,807)
                              Beazer Homes USA, Inc.          Sell       810        2.6500       9/20/08          --      (15,079)
                              Dole Food Co., Inc.             Sell       525        5.0000       6/20/13      69,563      (88,707)
                              Dole Food Co., Inc.              Buy       525        5.0000       6/20/09     (17,063)      13,531
                              Dole Food Co., Inc.              Buy       740        5.0000       6/20/09     (27,750)      19,072
                              Dole Food Co., Inc.             Sell       740        5.0000       6/20/13      98,050     (125,034)
                              Dole Food Co., Inc.              Buy     1,050        5.0000       6/20/09     (34,125)      27,062
                              Dole Food Co., Inc.             Sell     1,050        5.0000       6/20/13     139,125     (177,413)
                              Dole Food Co., Inc.              Buy       525        5.0000       6/20/09     (17,063)      13,531
                              Dole Food Co., Inc.             Sell       525        5.0000       6/20/13      69,563      (88,707)
                              First Data Corp.                Sell       175        3.0000       9/20/08          --         (126)
                              First Data Corp.                Sell       585        1.3500       9/20/08          --       (2,854)
                              Ford Motor Co.                  Sell       500        6.4000      12/20/17          --     (128,596)
                              General Mills, Inc.             Sell       495        0.3800      12/20/12          --         (351)
                              General Motors Corp.            Sell       500        5.9500      12/20/17          --     (178,667)
                              GMAC LLC                        Sell     1,095        1.3900       3/20/17          --     (414,897)
                              GMAC LLC                        Sell       910        1.3900       3/20/17          --     (344,800)
                              GMAC LLC                        Sell     1,030        1.3700       3/20/17          --     (391,307)
                              GMAC LLC                        Sell     2,290        1.3900       3/20/17          --     (867,683)
                              iStar Financial, Inc.           Sell     2,310        3.9500      12/20/12          --     (225,216)
                              Lehman Brothers
                               Holdings, Inc.                 Sell       730        0.8000       9/20/10          --      (32,606)
                              Lennar Corp.                    Sell       870        2.9000      12/20/08          --      (15,744)
                              Nalco Co.                       Sell       465        3.7000       9/20/12          --        3,787

                     F12 | OPPENHEIMER HIGH INCOME FUND/ VA

                                                           BUY/SELL  NOTIONAL                                PREMIUM
                                                             CREDIT    AMOUNT   PAY/RECEIVE   TERMINATION  RECEIVED/
SWAP COUNTERPARTY             REFERENCE ENTITY           PROTECTION     (000S)   FIXED RATE          DATE      (PAID)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International:
Continued
                              R.H. Donnelley Corp.             Sell  $    430        9.0000%      3/20/09  $      --  $    10,085
                              Rite Aid Corp.                   Sell       715        8.0600       3/20/09         --       11,922
                              Sara Lee Corp.                    Buy       480        0.4190       9/20/12         --          984
                              Six Flags, Inc.                  Sell       350       10.8500      12/20/08         --      (21,566)
                              Smurfit-Stone Container
                              Enterprises, Inc.                Sell       580        1.4500       9/20/08         --          108
                              Sprint Nextel Corp.              Sell       295        6.3000       3/20/09         --        5,819
                              Station Casinos, Inc.            Sell       315        5.0000       6/20/13     55,519      (62,292)
                              Univision Communications,
                                Inc.                           Sell       980        5.0000       6/20/09     98,000       (7,487)
                              Univision Communications,
                                Inc.                           Sell       270        5.0000       6/20/09     29,700       (2,063)
                              Univision Communications,
                                Inc.                           Sell       465        5.0000       6/20/09     27,900       (3,552)

------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA,
NY Branch:
                              Citigroup, Inc.                  Sell       880        1.3000       9/20/08         --      (26,998)
                              CMBX.NA.AJ.3 Index               Sell     1,000        1.4700      12/13/49    119,886     (173,503)
                              CMBX.NA.AJ.4 Index               Sell     1,000        0.9600       2/17/51    169,360     (213,223)
                              Countrywide Home Loans,
                                Inc.                           Sell     1,820        1.8000       9/20/08         --      (17,814)
                              Dean Foods Co.                   Sell       460        1.0500       6/20/11         --      (30,691)
                              Dean Foods Co.                   Sell     1,200        1.0800       6/20/11         --      (79,115)
                              Dean Foods Co.                   Sell       930        1.0300       6/20/11         --      (62,539)
                              Dean Foods Co.                   Sell       930        1.0600       6/20/11         --      (61,804)
                              Dole Food Co., Inc.              Sell       225        2.3800       9/20/08         --       (2,357)
                              Ford Motor Co.                   Sell     2,335        6.0000      12/20/16         --     (661,125)
                              General Motors Corp.             Sell     2,760        4.7500      12/20/16         --   (1,011,943)
                              Lehman Brothers Holdings,
                                Inc.                           Sell     5,770        1.5500       9/20/08         --      (66,280)
                              Merrill Lynch & Co., Inc.        Sell     5,770        0.8000       9/20/08         --        2,591
                              Rite Aid Corp.                   Sell       555        1.4000       9/20/08         --      (11,257)
                              The Bear Stearns Cos.,
                                Inc.                           Sell     1,470        2.7000       9/20/08         --           31
                              Toys "R" Us, Inc.                Sell       450        1.9200       9/20/08         --       (6,663)
                              Tribune Co.                      Sell       890        8.5000       9/20/08         --      (13,250)
                              Univision Communications,
                                Inc.                           Sell       750        5.0000       6/20/09     97,500       (5,730)

------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                              ABX.HE.AA.06-2 Index             Sell     1,270        0.1700       5/25/46    822,223   (1,012,639)
                              ABX.HE.AA.06-2 Index             Sell       490        0.1700       5/25/46    120,022     (390,703)
                              Allied Waste North
                              America, Inc.                    Sell       535        2.2100       9/20/09         --       (1,461)
                              Ambac Assurance Corp.            Sell       225        4.6500       9/20/08         --      (17,525)
                              Amkor Technology, Inc.           Sell       430        2.5000       9/20/08         --          262
                              Aramark Corp.                    Sell       500        6.0000       3/20/13         --       38,346
                              ArvinMeritor, Inc.               Sell       445        3.0000       9/20/08         --       (3,494)
                              ArvinMeritor, Inc.               Sell       810        2.2000       9/20/08         --       (1,851)
                              ArvinMeritor, Inc.               Sell       890        1.1500       9/20/08         --      (11,116)
                              Beazer Homes USA, Inc.           Sell     1,280        5.4000       9/20/08         --      (15,069)
                              Beazer Homes USA, Inc.           Sell       585        5.0000       9/20/08     58,500       (7,469)
                              Cablevision Systems Corp.        Sell       930        3.1300      12/20/10         --      (14,218)
                              Cablevision Systems Corp.        Sell       230        3.4000      12/20/10         --       (4,945)
                              CDX.NA.IG.10 Index                Buy     7,405        1.5500       6/20/13    230,013      (42,553)
                              Cemex, Sociedad Anonima
                              Bursatil De Capital
                               Variable                        Sell       415        1.9500       3/20/09         --          (63)
                              Centex Corp.                     Sell       590        1.7500       9/20/09         --      (13,699)
                              Centex Corp.                     Sell       250        3.7500       6/20/09         --          190
                              CenturyTel, Inc.                  Buy     2,900        1.2300       9/20/13         --       61,439
                              Charter Communications
                              Holdings LLC                      Buy       330        7.4000       9/20/10         --       51,800
                              Charter Communications
                              Holdings LLC                     Sell       330        5.0000       9/20/12     49,500     (150,779)
                              Charter Communications
                              Holdings LLC                     Sell       435        5.0000       9/20/12     69,600     (198,754)

                     F13 | OPPENHEIMER HIGH INCOME FUND/ VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

CREDIT DEFAULT SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

                                                           BUY/SELL  NOTIONAL                                PREMIUM
                                                             CREDIT    AMOUNT   PAY/RECEIVE   TERMINATION   RECEIVED/
SWAP COUNTERPARTY              REFERENCE ENTITY          PROTECTION     (000S)   FIXED RATE          DATE       (PAID)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
Continued
                               Charter Communications
                                Holdings LLC                    Buy  $    435        7.6000%      9/20/10   $      --   $  66,870
                               Charter Communications
                                Holdings LLC                    Buy       430        7.2500       9/20/10          --      68,544
                               Charter Communications
                                Holdings LLC                   Sell       430        5.0000       9/20/12      64,500    (196,469)
                               CMBX.NA.AJ.3 Index              Sell     2,500        1.4700      12/13/49     352,732    (435,717)
                               Companhia Vale Do
                                Rio Doce                       Sell       685        1.5900       3/20/17          --       5,672
                               CSC Holdings, Inc.              Sell       510        5.6000       3/20/13          --      27,408
                               Cvrd Inco Ltd.                   Buy       685        0.7100       3/20/17          --      (1,128)
                               Dillard's, Inc.                 Sell       945        2.2500      12/20/08          --       7,073
                               Dillard's, Inc.                 Sell     2,735        2.2500      12/20/08          --      20,471
                               Dole Food Co., Inc.             Sell       785        5.0000       3/20/09     125,600     (14,836)
                               Dole Food Co., Inc.             Sell       610        5.2500       9/20/08          --      (2,004)
                               Dole Food Co., Inc.             Sell       570        3.4500       9/20/08          --      (4,443)
                               Dole Food Co., Inc.             Sell       845        3.2000       9/20/08          --      (7,116)
                               Dole Food Co., Inc.              Buy       585        5.0000       6/20/09     (29,250)     15,077
                               Dole Food Co., Inc.             Sell       585        5.0000       6/20/13      84,825     (98,845)
                               D.R. Horton, Inc.               Sell     1,140        4.2000      12/20/08          --       1,605
                               First Data Corp.                Sell       477        3.0000       9/20/08          --        (342)
                               First Data Corp.                Sell       870        3.5000       9/20/08          --         472
                               First Data Corp.                Sell       400        3.0000       9/20/08          --        (287)
                               First Data Corp.                Sell       870        2.7500       9/20/08          --      (1,174)
                               Ford Motor Credit Co. LLC       Sell     1,225        9.0500       3/20/10          --     (42,462)
                               General Mills, Inc.             Sell       600        0.4000      12/20/12          --          68
                               General Motors Corp.            Sell       195        7.7000       3/20/18          --     (40,024)
                               Genworth Financial, Inc.        Sell       590        3.2500       3/20/09          --         765
                               Georgia-Pacific LLC             Sell       600        0.8000      12/20/08          --      (8,280)
                               GMAC LLC                        Sell       975        1.4000       3/20/17          --    (368,936)
                               GMAC LLC                        Sell       910        1.4000       3/20/17          --    (344,340)
                               Harrah's Operating
                                Co., Inc.                      Sell     1,100        2.3000       9/20/08          --     (10,803)
                               K. Hovnanian Enterprises,
                                 Inc.                          Sell     1,385        4.2200       9/20/08          --     (10,282)
                               K. Hovnanian Enterprises,
                                 Inc.                          Sell       585        7.5000       9/20/08          --         459
                               Lennar Corp.                    Sell     3,535        2.9000      12/20/08          --     (63,969)
                               Levi Strauss & Co.              Sell       570        1.6000       9/20/08          --         898
                               Limited Brands, Inc.            Sell       205        2.9000       6/20/13          --         (78)
                               Limited Brands, Inc.             Buy       205        2.9300       6/20/18          --     (10,054)
                               Liz Claiborne, Inc.             Sell       305        3.1500       6/20/13          --         523
                               Liz Claiborne, Inc.              Buy       305        2.9200       6/20/18          --       4,187
                               Liz Claiborne, Inc.             Sell       110        2.7500       6/20/13          --      (1,595)
                               Liz Claiborne, Inc.              Buy       110        2.6000       6/20/18          --       3,793
                               Macy's, Inc.                     Buy       415        2.5400       6/20/18          --      (5,389)
                               Macy's, Inc.                    Sell       205        2.5700       6/20/13          --       5,065
                               Macy's, Inc.                     Buy       205        2.5000       6/20/18          --      (2,100)
                               Macy's, Inc.                    Sell       415        2.6100       6/20/13          --      10,956
                               MBIA, Inc.                      Sell     4,855        1.9500       9/20/08          --    (384,205)
                               Morgan Stanley                  Sell     1,460        0.6400       9/20/08          --        (199)
                               Nalco Co.                       Sell       260        3.4000       9/20/12          --        (632)
                               Nortel Networks Corp.           Sell       865        1.8500       9/20/08          --         263
                               Owens-Illinois, Inc.            Sell       535        3.4100       3/20/13          --      27,218
                               Owens-Illinois, Inc.            Sell     1,180        3.4600       3/20/13          --      62,411
                               Owens-Illinois, Inc.            Sell       555        2.6400       6/20/13          --         904
                               Pulte Homes, Inc.               Sell       875        2.8500       9/20/09          --      (8,833)
                               R.H. Donnelley Corp.            Sell        60        5.0000       3/20/09       6,000      (2,311)
                               Reliant Energy, Inc.            Sell       845        2.1500       9/20/11          --     (19,782)
                               Reliant Energy, Inc.            Sell       440        2.5000       9/20/11          --      (5,890)
                               Rite Aid Corp.                  Sell       570        3.2500       9/20/08          --      (8,934)

                     F14 | OPPENHEIMER HIGH INCOME FUND/ VA

                                                           BUY/SELL  NOTIONAL                                PREMIUM
                                                             CREDIT    AMOUNT   PAY/RECEIVE   TERMINATION  RECEIVED/
SWAP COUNTERPARTY             REFERENCE ENTITY           PROTECTION     (000S)   FIXED RATE          DATE      (PAID)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
Continued
                              Rite Aid Corp.                   Sell  $    455        1.3500%      9/20/08   $     --   $   (9,285)
                              Rite Aid Corp.                   Sell     1,080        1.3500       9/20/08         --      (22,038)
                              Rite Aid Corp.                   Sell        75        1.4500       9/20/08         --       (1,512)
                              Saks, Inc.                       Sell       570        1.7000       9/20/08         --          148
                              Six Flags, Inc.                  Sell       355        5.0000       9/20/08         --       (5,567)
                              Six Flags, Inc.                  Sell     1,330        5.2200       9/20/08         --      (20,130)
                              Six Flags, Inc.                  Sell       650        7.0000       9/20/08         --       (6,965)
                              SLM Corp.                        Sell       110        5.4000       6/20/09         --          135
                              Smurfit-Stone Container
                              Enterprises, Inc.                Sell       165        6.7000       6/20/13         --       (1,681)
                              Smurfit-Stone Container
                              Enterprises, Inc.                Sell       265        6.6000       6/20/13         --       (3,628)
                              Smurfit-Stone Container
                              Enterprises, Inc.                Sell       615        6.5800       6/20/13         --       (8,852)
                              Sprint Nextel Corp.              Sell       555        6.3000       3/20/09         --       10,948
                              Station Casinos, Inc.            Sell       445        5.0000       6/20/13     78,988      (88,556)
                              Tenet Healthcare Corp.           Sell       585        4.9000       3/20/09         --        8,455
                              The Bear Stearns Cos.,
                                Inc.                           Sell     5,780        1.6000       9/20/08         --      (16,652)
                              The Hartford Financial
                              Services Group, Inc.             Sell       195        2.3500       3/20/09         --        1,939
                              The Hartford Financial
                              Services Group, Inc.             Sell       200        2.3500       3/20/09         --        1,988
                              Toys "R" Us, Inc.                Sell       905        1.8500       9/20/08         --      (13,559)
                              Toys "R" Us, Inc.                Sell       585        3.2500       9/20/08         --       (6,718)
                              Toys "R" Us, Inc.                Sell        40        8.6100       3/20/09         --        1,107
                              Toys "R" Us, Inc.                Sell        30        8.6100       3/20/09         --          830
                              Toys "R" Us, Inc.                Sell       360        4.3000       9/20/08         --       (3,189)
                              Toys "R" Us, Inc.                Sell     1,200        1.9500       9/20/08         --      (17,678)
                              Tribune Co.                      Sell       465        5.0000       3/20/10    146,475     (121,095)
                              Tribune Co.                      Sell       270        6.4000      12/20/08         --       (6,340)
                              Tribune Co.                      Sell       185        5.0000       3/20/10     61,050      (48,178)
                              Tribune Co.                      Sell       505        5.0000       3/20/10    166,650     (131,512)
                              Tribune Co.                      Sell       505        5.0000       3/20/10    176,750     (131,512)
                              Tribune Co.                      Sell       530        5.0000       3/20/10    180,200     (138,023)
                              Tribune Co.                      Sell       450        5.0000       3/20/10    135,000     (117,189)
                              Tribune Co.                      Sell       380        6.0000      12/20/08         --       (9,654)
                              Tribune Co.                      Sell       430        7.4500       9/20/08         --       (7,516)
                              Tribune Co.                      Sell       580        7.5500       9/20/08         --       (9,995)
                              Tribune Co.                      Sell       425        5.0000       3/20/10    110,500     (110,679)
                              Tribune Co.                      Sell       230        7.5500       9/20/08         --       (3,964)
                              Univision Communications,
                                Inc.                           Sell       865        5.0000       3/20/09     73,525      (30,209)
                              Univision Communications,
                                Inc.                           Sell       450        3.0000      12/20/08         --      (16,295)
                              Univision Communications,
                                Inc.                           Sell       410        3.0000      12/20/08         --      (14,846)
                              Washington Mutual, Inc.          Sell     2,875        5.1500      12/20/08         --      (30,841)
                              Washington Mutual, Inc.          Sell     1,555        4.4000      12/20/08         --      (22,374)

------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International:
                              El Paso Corp.                    Sell       530        2.9000       3/20/18         --       14,578
                              El Paso Corp.                    Sell     1,345        2.8900       3/20/18         --       36,097
                              Ford Motor Co.                   Sell     3,825        5.3000      12/20/12         --     (935,515)
                              General Motors Corp.             Sell     2,550        4.0500      12/20/12         --     (781,583)
                              Reliant Energy, Inc.             Sell       420        2.0500       9/20/11         --      (11,036)
                              Smurfit-Stone Container
                              Enterprises, Inc.                Sell       495        6.7000       6/20/13         --       (5,043)
                              Smurfit-Stone Container
                              Enterprises, Inc.                Sell       710        6.8000       6/20/13         --       (4,746)
                              TXU Corp.                        Sell       930        1.5800       6/20/11         --      (72,189)
                              TXU Corp.                        Sell       925        1.5900       6/20/11         --      (71,564)

                     F15 | OPPENHEIMER HIGH INCOME FUND/ VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

                                                        BUY/SELL  NOTIONAL                                 PREMIUM
                                                          CREDIT    AMOUNT   PAY/RECEIVE   TERMINATION   RECEIVED/
SWAP COUNTERPARTY          REFERENCE ENTITY           PROTECTION     (000S)   FIXED RATE          DATE       (PAID)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
 International:
Continued
                           TXU Corp.                        Sell  $  1,150        1.6200%      6/20/11  $       --   $     (88,084)
                           TXU Corp.                        Sell     1,310        2.0600       6/20/11          --         (85,522)
                           TXU Corp.                        Sell       925        1.5300       6/20/11          --         (72,990)

---------------------------------------------------------------------------- -------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                           ABX.HE.AA.06-2 Index             Sell       380        0.1700       5/25/46      30,359       (302,994)
                           ABX.HE.AA.06-2 Index             Sell       730        0.1700       5/25/46      72,997       (582,068)
                           Aramark Corp.                    Sell       835        5.9200       3/20/13          --         61,517
                           Capmark Financial Group,
                             Inc.                           Sell       530        7.4000      12/20/12          --        (42,372)
                           Capmark Financial Group,
                             Inc.                           Sell       550        7.1500      12/20/12          --        (48,032)
                           Ford Motor Co.                   Sell       150        5.9000      12/20/16          --        (42,943)
                           Ford Motor Co.                   Sell     2,335        6.1500      12/20/16          --       (650,092)
                           General Motors Corp.             Sell       120        4.6200      12/20/16          --        (44,431)
                           General Motors Corp.             Sell     1,865        4.9000      12/20/16          --       (676,018)
                           Intelsat Ltd.                    Sell       550        2.7500      12/20/08          --            421
                           J.C. Penney Co., Inc.            Sell       385        1.3000      12/20/17          --        (11,763)
                           J.C. Penney Co., Inc.            Sell       370        1.0700      12/20/17          --        (17,199)
                           Jones Apparel Group, Inc.        Sell       425        3.2000       6/20/13          --           (119)
                           Jones Apparel Group, Inc.         Buy       425        2.9700       6/20/18          --          3,587
                           Kohl's Corp.                      Buy       555        0.6600      12/20/17          --         14,504
                           Kohl's Corp.                      Buy       575        0.8700      12/20/17          --          6,224
                           Lennar Corp.                     Sell     1,775        2.9000      12/20/08          --        (32,120)
                           Liz Claiborne, Inc.              Sell       415        3.1000       6/20/13          --           (130)
                           Liz Claiborne, Inc.               Buy       415        2.9000       6/20/18          --          6,235
                           Massey Energy Co.                Sell       690        5.1000       9/20/12          --         61,832
                           Residential Capital LLC          Sell       875        6.2000       9/20/08          --        (15,092)
                           Residential Capital LLC          Sell     2,610        6.1700       9/20/08          --        (45,490)
                           Residential Capital LLC          Sell       845        6.2500       9/20/08          --        (14,320)
                           Sara Lee Corp.                    Buy       615        0.4180       9/20/12          --          1,285
                           The Hartford Financial
                           Services Group, Inc.             Sell       195        2.4000       3/20/09          --          2,011

---------------------------------------------------------------------------- -------------------------------------------------------
UBS AG:
                           iStar Financial, Inc.            Sell       550  -     4.5600      12/20/12          --        (42,633)
                           Lehman Brothers Holdings,
                             Inc.                           Sell     2,310        1.5500       9/20/08          --        (26,535)
                           Massey Energy Co.                Sell       375        5.0500       9/20/12          --         32,925
                           Massey Energy Co.                Sell       430        5.1000       9/20/12          --         38,533
                           Univision Communications,
                             Inc.                           Sell       450        5.0000       6/20/09      40,500         (3,438)
                                                                                                        ----------------------------
                                                                                                        $7,013,053  $ (29,887,778)
                                                                                                        ============================

                     F16 | OPPENHEIMER HIGH INCOME FUND/ VA

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                NOTIONAL                                                            TERMINATION
SWAP COUNTERPARTY                 AMOUNT        PAID BY THE FUND        RECEIVED BY THE FUND               DATE             VALUE
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                                                                    Three-Month
International               $ 25,200,000                  2.8440%              USD BBA LIBOR            2/28/10         $  94,676
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs                                                                    Three-Month
Capital Markets LP            22,500,000                  4.8275               USD BBA LIBOR             2/1/28           262,418
                                                                                                                        -----------
                                                                                                                        $ 357,094
                                                                                                                        ===========

Index abbreviation is as follows:
BBA LIBOR British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                         NOTIONAL                                                                   TERMINATION
SWAP COUNTERPARTY          AMOUNT               PAID BY THE FUND             RECEIVED BY THE FUND          DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA:                       If positive, the Total Return    If negative, the Total Return
                                          of the Lehman Brothers           of the Lehman Brothers
                    $  19,800,000            U.S. CMBS AAA Index              U.S. CMBS AAA Index        2/1/09      $  (409,753)

                                                                    If negative, the Total Return
                                   If positive, the Total Return      of the Lehman Brothers U.S.
                                     of the Lehman Brothers U.S.              CMBS AAA 8.5+ Index
                        1,500,000            CMBS AAA 8.5+ Index            minus 15 basis points        8/1/08          (59,170)

                                   If positive, the Total Return    If negative, the Total Return
                                     of the Lehman Brothers U.S.      of the Lehman Brothers U.S.
                                            CMBS AAA Index minus              CMBS AAA Index plus
                       11,500,000                15 basis points                  15 basis points        2/1/09         (236,598)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    If negative, the Total Return
                                   If positive, the Total Return           of the Lehman Brothers
                                          of the Lehman Brothers         U.S. CMBS AAA 8.5+ Index
Deutsche Bank AG        3,600,000       U.S. CMBS AAA 8.5+ Index            minus 15 basis points        8/1/08         (141,838)
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs
Group, Inc. (The):
                                                                    If negative, the Total Return
                                   If positive, the Total Return           of the Lehman Brothers
                                          of the Lehman Brothers         U.S. CMBS AAA 8.5+ Index
                       10,900,000       U.S. CMBS AAA 8.5+ Index             plus 50 basis points        8/1/08         (419,317)

                                   If positive, the Total Return    If negative, the Total Return
                                     of the Lehman Brothers U.S.      of the Lehman Brothers U.S.
                       10,800,000            CMBS AAA 8.5+ Index              CMBS AAA 8.5+ Index        3/1/09         (423,258)

                                                                    If negative, the Total Return
                                   If positive, the Total Return      of the Lehman Brothers U.S.
                                     of the Lehman Brothers U.S.              CMBS AAA 8.5+ Index
                        4,200,000            CMBS AAA 8.5+ Index             plus 50 basis points        3/1/09         (149,009)

                                                                    If negative, the Total Return
                                   If positive, the Total Return      of the Lehman Brothers U.S.
                                     of the Lehman Brothers U.S.              CMBS AAA 8.5+ Index
                        3,380,000            CMBS AAA 8.5+ Index            plus 250 basis points        3/1/09          (69,729)

                                                                    If negative, the Total Return
                                   If positive, the Total Return      of the Lehman Brothers U.S.
                                     of the Lehman Brothers U.S.              CMBS AAA 8.5+ Index
                        4,060,000            CMBS AAA 8.5+ Index            plus 200 basis points        3/1/09          (98,828)

                                                                    If negative, the Total Return
                                   If positive, the Total Return      of the Lehman Brothers U.S.
                                     of the Lehman Brothers U.S.              CMBS AAA 8.5+ Index
                       16,510,000            CMBS AAA 8.5+ Index            minus 50 basis points       12/1/08         (686,852)

                     F17 | OPPENHEIMER HIGH INCOME FUND/ VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

                         NOTIONAL                                                                   TERMINATION
SWAP COUNTERPARTY          AMOUNT               PAID BY THE FUND             RECEIVED BY THE FUND          DATE             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                           If negative, the Total
                                          If positive, the Total             Return of the Lehman
                                            Return of the Lehman           Brothers U.S. CMBS AAA
                                              Brothers U.S. CMBS             8.5+ Index minus 145
JPMorgan Chase      $   2,600,000                 AAA 8.5+ Index                     basis points       11/1/08       $  (115,337)

------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:
                                                                           If negative, the Total
                                          If positive, the Total             Return of the Lehman
                                            Return of the Lehman           Brothers U.S. CMBS AAA
                                              Brothers U.S. CMBS               8.5+ Index plus 35
                       20,300,000                 AAA 8.5+ Index                     basis points        8/1/08          (796,316)

                                          If positive, the Total           If negative, the Total
                                            Return of the Lehman             Return of the Lehman
                                              Brothers U.S. CMBS           Brothers U.S. CMBS AAA
                        2,200,000                      AAA Index       Index plus 25 basis points        2/1/09           (45,401)

                                                                           If negative, the Total
                                          If positive, the Total             Return of the Lehman
                                            Return of the Lehman           Brothers U.S. CMBS AAA
                                              Brothers U.S. CMBS              8.5+ Index minus 15
                        4,300,000                 AAA 8.5+ Index                     basis points        8/1/08          (170,231)

                                          If positive, the Total           If negative, the Total
                                            Return of the Lehman             Return of the Lehman
                                              Brothers U.S. CMBS           Brothers U.S. CMBS AAA
                          400,000                 AAA 8.5+ Index                       8.5+ Index        3/1/09           (15,792)

                                                                           If negative, the Total
                                          If positive, the Total             Return of the Lehman
                                            Return of the Lehman           Brothers U.S. CMBS AAA
                                              Brothers U.S. CMBS              8.5+ Index plus 200
                        4,060,000                 AAA 8.5+ Index                     basis points        3/1/09          (154,425)

                                          If positive, the Total           If negative, the Total
                                            Return of the Lehman             Return of the Lehman
                                              Brothers U.S. CMBS           Brothers U.S. CMBS AAA
                          900,000                 AAA 8.5+ Index                       8.5+ Index        5/1/09           (35,532)

                                                                           If negative, the Total
                                          If positive, the Total             Return of the Lehman
                                            Return of the Lehman           Brothers U.S. CMBS AAA
                                              Brothers U.S. CMBS              8.5+ Index minus 20
                        1,800,000                 AAA 8.5+ Index                     basis points        5/1/09           (71,324)

                                                                           If negative, the Total
                                          If positive, the Total             Return of the Lehman
                                            Return of the Lehman           Brothers U.S. CMBS AAA
                                              Brothers U.S. CMBS              8.5+ Index minus 35
                       23,550,000                 AAA 8.5+ Index                     basis points       12/1/08          (935,710)

------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
                                                                           If negative, the Total
                                          If positive, the Total             Return of the Lehman
                                            Return of the Lehman           Brothers U.S. CMBS AAA
                                              Brothers U.S. CMBS              8.5+ Index minus 30
                        6,100,000                 AAA 8.5+ Index                     basis points        8/1/08          (239,852)

                                                                           If negative, the Total
                                          If positive, the Total             Return of the Lehman
                                            Return of the Lehman           Brothers U.S. CMBS AAA
                                              Brothers U.S. CMBS              8.5+ Index plus 225
                        9,350,000                 AAA 8.5+ Index                     basis points        8/1/08          (327,964)

                     F18 | OPPENHEIMER HIGH INCOME FUND/ VA

                        NOTIONAL                                                                    TERMINATION
SWAP COUNTERPARTY         AMOUNT               PAID BY THE FUND             RECEIVED BY THE FUND           DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
Continued
                                         If positive, the Total           If negative, the Total
                                           Return of the Lehman             Return of the Lehman
                                             Brothers U.S. CMBS               Brothers U.S. CMBS
                    $  2,200,000                      AAA Index                        AAA Index         2/1/09       $  (39,325)

                                         If positive, the Total           If negative, the Total
                                           Return of the Lehman             Return of the Lehman
                                             Brothers U.S. CMBS               Brothers U.S. CMBS
                       3,800,000                      AAA Index                        AAA Index         3/1/09          (66,374)
                                                                          If negative, the Total
                                         If positive, the Total             Return of the Lehman
                                           Return of the Lehman           Brothers U.S. CMBS AAA
                                             Brothers U.S. CMBS              8.5+ Index plus 250
                       7,530,000                 AAA 8.5+ Index                     basis points         3/1/09         (122,209)
                                                                          If negative, the Total
                                         If positive, the Total             Return of the Lehman
                                           Return of the Lehman           Brothers U.S. CMBS AAA
                                             Brothers U.S. CMBS              8.5+ Index plus 350
                       1,280,000                 AAA 8.5+ Index                     basis points         3/1/09          (11,271)
                                                                          If negative, the Total
                                         If positive, the Total             Return of the Lehman
                                           Return of the Lehman           Brothers U.S. CMBS AAA
                                             Brothers U.S. CMBS              8.5+ Index minus 50
                      19,480,000                 AAA 8.5+ Index                     basis points        12/1/08         (759,567)
                                                                          If negative, the Total
                                         If positive, the Total             Return of the Lehman
                                           Return of the Lehman           Brothers U.S. CMBS AAA
                                             Brothers U.S. CMBS              8.5+ Index minus 65
                       4,980,000                 AAA 8.5+ Index                     basis points        12/1/08         (197,892)
                                                                                                                  --------------
                                                                                                                  $   (6,798,874)
                                                                                                                  ==============

Abbreviation is as follows:
CMBS Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F19 | OPPENHEIMER HIGH INCOME FUND/ VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $468,963,041)                                                                      $    431,703,672
Affiliated companies (cost $842,195)                                                                                     842,195
                                                                                                                ------------------
                                                                                                                     432,545,867
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     830,598
----------------------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $2,678,874)                                                                       644,080
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                             8,203,984
Investments sold                                                                                                         330,089
Futures margins                                                                                                            5,871
Other                                                                                                                     15,379
                                                                                                                ------------------
Total assets                                                                                                         442,575,868

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------

Swaps, at value (net premiums received $4,334,179)                                                                    36,973,638
----------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                 1,880,909
Investments purchased (including $735,000 purchased on a when-issued or delayed delivery basis)                        1,499,135
Distribution and service plan fees                                                                                        94,650
Trustees' compensation                                                                                                    13,274
Transfer and shareholder servicing agent fees                                                                              2,638
Other                                                                                                                     10,576
                                                                                                                ------------------
Total liabilities                                                                                                     40,474,820

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                      $    402,101,048
                                                                                                                ==================

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                                      $         57,323
----------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                           548,466,563
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                     29,235,171
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                      (109,232,657)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                                        (66,425,352)
                                                                                                                ------------------
NET ASSETS                                                                                                      $    402,101,048
                                                                                                                ==================

                     F20 | OPPENHEIMER HIGH INCOME FUND/ VA

-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------------------

Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$243,281,379 and 34,626,911 shares of beneficial interest outstanding)                                                $  7.03
-------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$137,255,418 and 19,639,889 shares of beneficial interest outstanding)                                                $  6.99
-------------------------------------------------------------------------------------------------------------------------------
Class 3 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$6,491,837 and 919,980 shares of beneficial interest outstanding)                                                     $  7.06
-------------------------------------------------------------------------------------------------------------------------------
Class 4 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$15,072,414 and 2,136,506 shares of beneficial interest outstanding)                                                  $  7.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F21 | OPPENHEIMER HIGH INCOME FUND/ VA

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2008
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------

Interest                                                                                                   $        17,833,022
---------------------------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $3,460)                                                    402,326
Affiliated companies                                                                                                   223,548
---------------------------------------------------------------------------------------------------------------------------------
Fee income                                                                                                              20,238
                                                                                                           ----------------------
Total investment income                                                                                             18,479,134

---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------------------------

Management fees                                                                                                      1,559,295
---------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                                                         175,368
Class 4 shares                                                                                                          12,910
---------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                                       4,942
Service shares                                                                                                           4,966
Class 3 shares                                                                                                             125
Class 4 shares                                                                                                           1,739
---------------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                                      10,308
Service shares                                                                                                           5,597
Class 3 shares                                                                                                             262
Class 4 shares                                                                                                             491
---------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                   6,694
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                              1,433
---------------------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                                750
---------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                   29,224
                                                                                                           ----------------------
Total expenses                                                                                                       1,814,104
Less reduction to custodian expenses                                                                                    (1,161)
Less waivers and reimbursements of expenses                                                                             (7,023)
                                                                                                           ----------------------
Net expenses                                                                                                         1,805,920

---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                               16,673,214

---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from unaffiliated companies                                                                             (9,274,876)
Closing and expiration of futures contracts                                                                         (2,757,833)
Foreign currency transactions                                                                                          123,428
Short positions                                                                                                        (76,620)
Swap contracts                                                                                                       6,938,832
                                                                                                           ----------------------
Net realized loss                                                                                                   (5,047,069)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                        (18,103,534)
Translation of assets and liabilities denominated in foreign currencies                                                 27,623
Futures contracts                                                                                                     (196,102)
Short positions                                                                                                         23,908
Swap contracts                                                                                                     (16,335,853)
                                                                                                           ----------------------
Net change in unrealized depreciation                                                                              (34,583,958)

---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                       $       (22,957,813)
                                                                                                           ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F22 | OPPENHEIMER HIGH INCOME FUND/ VA

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                                    SIX MONTHS             YEAR
                                                                                                         ENDED            ENDED
                                                                                                 JUNE 30, 2008     DECEMBER 31,
                                                                                                   (UNAUDITED)             2007
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                           $  16,673,214    $  35,258,258
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                           (5,047,069)        2,744,711
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                             (34,583,958)     (38,060,297)
                                                                                                ---------------------------------
Net decrease in net assets resulting from operations                                              (22,957,813)         (57,328)

---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Non-Service shares                                                                                (16,471,157)     (24,967,707)
Service shares                                                                                     (8,570,925)     (11,831,305)
Class 3 shares                                                                                       (292,606)              --
Class 4 shares                                                                                       (611,268)              --
                                                                                                ---------------------------------
                                                                                                  (25,945,956)     (36,799,012)

---------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                (20,680,408)     (42,430,203)
Service shares                                                                                     (3,457,573)      (3,835,518)
Class 3 shares                                                                                      1,981,666        5,091,701
Class 4 shares                                                                                      6,612,279        9,835,657
                                                                                                ---------------------------------
                                                                                                  (15,544,036)     (31,338,363)

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

Total decrease                                                                                    (64,447,805)     (68,194,703)
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                               466,548,853      534,743,556
                                                                                                ---------------------------------
End of period (including accumulated net investment income of $ 29,235,171
and $38,507,913, respectively)                                                                  $ 402,101,048    $ 466,548,853
                                                                                                =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F23 | OPPENHEIMER HIGH INCOME FUND/ VA

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                  SIX MONTHS
                                                       ENDED
                                               JUNE 30, 2008                                              YEAR ENDED DECEMBER 31,
NON-SERVICE SHARES                               (UNAUDITED)         2007           2006          2005         2004          2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period            $      7.95     $    8.55     $     8.44     $    8.80    $    8.61    $     7.51
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .29 1         .57 1          .58 1         .57 1        .58 1         .60
Net realized and unrealized gain (loss)                (.74)         (.56)           .17          (.37)         .15          1.09
                                                ------------------------------------------------------------------------------------
Total from investment operations                       (.45)          .01            .75           .20          .73          1.69
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.47)         (.61)          (.64)         (.56)        (.54)         (.59)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $      7.03     $    7.95     $     8.55     $    8.44    $    8.80    $     8.61
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    (5.10)%       (0.10)%         9.42%         2.31%        8.97%        23.96%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)        $   243,281     $ 294,819     $  361,445     $ 384,726    $ 479,405    $  480,112
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $   265,614     $ 335,702     $  365,154     $ 444,477    $ 460,877    $  396,858
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  7.92%         6.96%          7.05%         6.79%        6.91%         8.31%
Total expenses                                         0.76% 4       0.75% 4        0.74% 4       0.75%        0.75%         0.76%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                  0.76%         0.74%          0.74%         0.75%        0.75%         0.76%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  36% 5         67% 5          57%           64%          51%           48%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended June 30, 2008                         0.76%
     Year Ended December 31, 2007                           0.76
     Year Ended December 31, 2006                           0.74

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows: PURCHASE TRANSACTIONS SALE TRANSACTIONS

                                              PURCHASE TRANSACTIONS                 SALE TRANSACTIONS
     ---------------------------------------------------------------------------------------------------
     Six Months Ended June 30, 2008                   $  29,212,893                      $ 30,139,683
     Year Ended December 31, 2007                     $  30,798,147                      $ 24,096,458

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F24 | OPPENHEIMER HIGH INCOME FUND/ VA

                                   SIX MONTHS
                                        ENDED
                                JUNE 30, 2008                                                   YEAR ENDED DECEMBER 31,
SERVICE SHARES                      UNAUDITED)          2007           2006           2005           2004          2003
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period                $     7.89     $     8.50     $     8.39     $     8.76     $     8.58     $    7.49
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                     .28 1          .55 1          .56 1          .55 1          .56 1         .61
Net realized and unrealized
gain (loss)                              (.73)          (.57)           .17           (.38)           .15          1.06
                                   --------------------------------------------------------------------------------------
Total from investment
operations                               (.45)          (.02)           .73            .17            .71          1.67
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                   (.45)          (.59)          (.62)          (.54)          (.53)         (.58)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $     6.99     $     7.89     $     8.50     $     8.39     $     8.76     $    8.58
                                   ======================================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                 (5.20)%       (0.47)%          9.23%          2.01%          8.73%        23.79%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                     $  137,256     $  157,333     $  173,299     $  155,617     $  134,013     $  76,354
-------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                     $  143,933     $  169,569     $  160,703     $  141,287     $  101,464     $  41,246
-------------------------------------------------------------------------------------------------------------------------
Ratios to
average net assets: 3
Net investment income                    7.68%          6.71%          6.80%          6.54%          6.63%         7.84%
Total expenses                           1.01% 4        1.01% 4        1.00% 4        1.00%          1.01%         1.04%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses                    1.01%          1.00%          1.00%          1.00%          1.01%         1.04%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                    36% 5          67% 5          57%            64%            51%           48%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

   Six Months Ended June 30, 2008   1.01%
   Year Ended December 31, 2007     1.02
   Year Ended December 31, 2006     1.00

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
   ----------------------------------------------------------------------------
   Six Months Ended June 30, 2008             $ 29,212,893         $ 30,139,683
   Year Ended December 31, 2007               $ 30,798,147         $ 24,096,458

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F25 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                    ENDED    PERIOD ENDED
                                                            JUNE 30, 2008    DECEMBER 31,
CLASS 3 SHARES                                                (UNAUDITED)          2007 1
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------

Net asset value, beginning of period                         $      7.98     $      8.26
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                              .28             .37
Net realized and unrealized loss                                    (.73)           (.65)
                                                             -----------------------------
Total from investment operations                                    (.45)           (.28)
------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.47)             --
------------------------------------------------------------------------------------------
Net asset value, end of period                               $      7.06     $      7.98
                                                             =============================

------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 (5.08)%         (3.39)%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                     $     6,492     $     4,921
------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $     6,406     $     3,750
------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               7.83%           6.90%
Total expenses 5                                                    0.76%           0.76%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                 0.76%           0.75%
------------------------------------------------------------------------------------------
Portfolio turnover rate 6                                             36%             67%

1. For the period from May 1, 2007 (inception of offering) to December 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2008  0.76%
      Period Ended December 31, 2007  0.77

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                        PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      ---------------------------------------------------------------------------
      Six Months Ended June 30, 2008             $ 29,212,893        $ 30,139,683
      Year Ended December 31, 2007               $ 30,798,147        $ 24,096,458

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F26 | OPPENHEIMER HIGH INCOME FUND/ VA

                                                               SIX MONTHS
                                                                    ENDED    PERIOD ENDED
                                                            JUNE 30, 2008    DECEMBER 31,
CLASS 4 SHARES                                                (UNAUDITED)          2007 1
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------

Net asset value, beginning of period                         $      7.97     $      8.26
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                              .28             .36
Net realized and unrealized loss                                    (.74)           (.65)
                                                             -----------------------------
Total from investment operations                                    (.46)           (.29)
------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.46)             --
------------------------------------------------------------------------------------------
Net asset value, end of period                               $      7.05     $      7.97
                                                             =============================

------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 (5.25)%         (3.51)%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                     $    15,072     $     9,476
------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $    12,177     $     7,201
------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               7.63%           6.61%
Total expenses 5                                                    1.00%           1.05%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                  1.00%           1.04%
------------------------------------------------------------------------------------------
Portfolio turnover rate 6                                             36%             67%

1. For the period from May 1, 2007 (inception of offering) to December 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2008  1.00%
      Period Ended December 31, 2007  1.06

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      --------------------------------------------------------------------------
      Six Months Ended June 30, 2008            $ 29,212,893        $ 30,139,683
      Year Ended December 31, 2007              $ 30,798,147        $ 24,096,458

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F27 | OPPENHEIMER HIGH INCOME FUND/ VA

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Income Fund/VA (the "Fund") is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), believes does not involve undue risk.

      The Fund offers Non-Service, Service, Class 3 and Class 4 shares. All classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares being designated as Service shares and Class 4 shares are subject to a distribution and service plan. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. The Fund assesses a 1% fee on the proceeds of Class 3 and Class 4 shares that are redeemed (either by selling or exchanging to another Oppenheimer fund or other investment option offered through your variable life insurance or variable annuity contract) within 60 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

                     F28 | OPPENHEIMER HIGH INCOME FUND/VA

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                             WHEN-ISSUED OR DELAYED
                        DELIVERY BASIS TRANSACTIONS
                     ------------------------------
                     Purchased securities  $735,000

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

                     F29 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may short sell when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2008, securities with an aggregate market value of $1,665,087, representing 0.41% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

   Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

                     F30 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2007, the Fund utilized $4,768,054 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October losses of $5,450,028, post-October foreign currency loses of $23 and unused capital loss carryforwards as follows:

                        EXPIRING
                        ------------------------
                        2008        $  9,779,664
                        2009          22,696,701
                        2010          56,061,391
                        2011           8,529,303
                        2012             128,504
                                    ------------
                        Total       $ 97,195,563
                                    ============

As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $107,692,683 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities            $ 470,530,276
        Federal tax cost of other investments       (19,952,656)
                                                  -------------
        Total federal tax cost                    $ 450,577,620
                                                  =============

        Gross unrealized appreciation             $  12,290,268
        Gross unrealized depreciation               (79,440,660)
                                                  -------------
        Net unrealized depreciation               $ (67,150,392)
                                                  =============

                     F31 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                     F32 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                  SIX MONTHS ENDED JUNE 30, 2008      YEAR ENDED DECEMBER 31, 2007 1
                                                       SHARES             AMOUNT           SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                               3,750,011    $     26,398,300        6,787,194   $    55,828,051
Dividends and/or distributions reinvested          2,553,668          16,471,157        3,059,768        24,967,707
Redeemed                                          (8,773,048)        (63,549,865)     (15,007,275)     (123,225,961)
                                                  --------------------------------------------------------------------
Net decrease                                      (2,469,369)   $    (20,680,408)      (5,160,313)  $   (42,430,203)
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                 945,558    $      6,712,801        3,742,971   $    30,663,500
Dividends and/or distributions reinvested          1,335,035           8,570,925        1,457,057        11,831,305
Redeemed                                          (2,577,330)        (18,741,299)      (5,655,204)      (46,330,323)
                                                  --------------------------------------------------------------------
Net decrease                                        (296,737)   $     (3,457,573)        (455,176)  $    (3,835,518)
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
CLASS 3 SHARES
Sold                                                 778,585    $      5,545,652          881,563   $     7,225,930
Dividends and/or distributions reinvested             45,225             292,606               --                --
Redeemed                                            (520,566)         (3,856,592) 2      (264,827)       (2,134,229) 3
                                                  --------------------------------------------------------------------
Net increase                                         303,244    $      1,981,666          616,736   $     5,091,701
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
CLASS 4 SHARES
Sold                                               1,220,881    $      8,725,135        1,978,987   $    16,140,299
Dividends and/or distributions reinvested             94,331             611,268               --                --
Redeemed                                            (367,365)         (2,724,124) 2      (790,328)       (6,304,642) 3
                                                  --------------------------------------------------------------------
Net increase                                         947,847    $      6,612,279        1,188,659   $     9,835,657
                                                  ====================================================================

1. For the year ended December 31, 2007, for non-service and service shares, and for the period from May 1, 2007 (inception of offering) to December 31, 2007 for Class 3 and Class 4 shares.

2. Net of redemption fees of $1,315 and $3,396 for Class 3 and Class 4 shares, respectively.

3. Net of redemption fees of $10,660 and $30,654 for Class 3 and Class 4 shares, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                                                 PURCHASES           SALES
          --------------------------------------------------------------------------------
          Investment securities                              $ 130,236,046   $ 162,741,269
          To Be Announced (TBA) mortgage-related securities     29,212,893      30,139,683

                     F33 | OPPENHEIMER HIGH INCOME FUND/ VA

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

          FEE SCHEDULE
          ------------------------------
          Up to $200 million       0.75%
          Next $200 million        0.72
          Next $200 million        0.69
          Next $200 million        0.66
          Next $200 million        0.60
          Over $1 billion          0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $12,570 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES AND CLASS 4 SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares and Class 4 shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services, personal service and account maintenance for the Fund's Service shares and Class 4 shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares and Class 4 shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares and Class 4 shares. These fees are paid out of the Fund's assets on an on-going basis and increase operating expenses of the Service shares and Class 4 shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $7,023 for IMMF management fees.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

                      F34 | OPPENHEIMER HIGH INCOME FUND/VA

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
6. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

                      F35 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SWAP CONTRACTS Continued

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                      F36 | OPPENHEIMER HIGH INCOME FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      7 | OPPENHEIMER HIGH INCOME FUND/VA



  JUNE 30, 2008

--------------------------------------------------------------------------------

    Oppenheimer                                                  Management
    Main Street Fund(R)/VA                                      Commentaries
    A Series of Oppenheimer Variable Account Funds                  and
                                                                 Semiannual
                                                                   Report

--------------------------------------------------------------------------------

    MANAGEMENT COMMENTARIES

      Investment Strategy Discussion

      Listing of Top Holdings

    SEMIANNUAL REPORT

      Listing of Investments

      Financial Statements

                                                        [OPPENHEIMERFUNDS LOGO]

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING         ENDING          EXPENSES
                                ACCOUNT           ACCOUNT         PAID DURING
                                VALUE             VALUE           6 MONTHS ENDED
ACTUAL                          JANUARY 1, 2008   JUNE 30, 2008   JUNE 30, 2008
----------------------------------------------------------------------------------
Non-Service Shares              $1,000.00         $  904.40       $3.08
----------------------------------------------------------------------------------
Service Shares                   1,000.00            903.20        4.27

HYPOTHETICAL
(5% return before expenses)
----------------------------------------------------------------------------------
Non-Service Shares               1,000.00          1,021.63        3.27
----------------------------------------------------------------------------------
Service Shares                   1,000.00          1,020.39        4.53

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS                                   EXPENSE RATIOS
------------------------------------------------------
Non-Service Shares                          0.65%
------------------------------------------------------
Service Shares                              0.90

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                       5 | OPPENHEIMER MAIN STREET FUND/VA

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                       6 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
------------------------------------------------------------------------
------------------------------------------------------------------------
COMMON STOCKS--99.8%
------------------------------------------------------------------------

CONSUMER DISCRETIONARY--9.3%
------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Autoliv, Inc.                                     32,400   $ 1,510,488
------------------------------------------------------------------------
Borg-Warner Automotive, Inc. 1                    38,600     1,713,068
------------------------------------------------------------------------
Gentex Corp.                                      93,000     1,342,920
------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 2                61,500     1,096,545
------------------------------------------------------------------------
Lear Corp. 1,2                                    26,700       378,606
------------------------------------------------------------------------
TRW Automotive Holdings Corp. 2                   65,800     1,215,326
------------------------------------------------------------------------
WABCO Holdings, Inc.                              25,700     1,194,022
                                                           -------------
                                                             8,450,975

------------------------------------------------------------------------
AUTOMOBILES--0.3%
Ford Motor Co. 1,2                             1,247,870     6,002,255
------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                 17,900       710,272
------------------------------------------------------------------------
LKQ Corp. 1,2                                     84,100     1,519,687
                                                           -------------
                                                             2,229,959

------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
H&R Block, Inc.                                   54,100     1,157,740
------------------------------------------------------------------------
Service Corp. International                       92,200       909,092
                                                           -------------
                                                             2,066,832

------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Bob Evans Farms, Inc. 1                           15,300       437,580
------------------------------------------------------------------------
Carnival Corp.                                    12,100       398,816
------------------------------------------------------------------------
CBRL Group, Inc. 1                                 4,700       115,197
------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. B 1,2            7,419       559,096
------------------------------------------------------------------------
International Speedway Corp.                       7,200       281,016
------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                          9,300       208,413
------------------------------------------------------------------------
McDonald's Corp.                                  94,100     5,290,302
------------------------------------------------------------------------
Papa John's International, Inc. 1,2                7,300       194,107
------------------------------------------------------------------------
Speedway Motorsports, Inc. 1                       1,300        26,494
------------------------------------------------------------------------
Wyndham Worldwide Corp.                           86,700     1,552,797
------------------------------------------------------------------------
Yum! Brands, Inc.                                 25,689       901,427
                                                           -------------
                                                             9,965,245

------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
American Greetings Corp., Cl. A 1                 12,000       148,080
------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                    25,900       151,515
------------------------------------------------------------------------
Lennar Corp., Cl. A 1                             72,000       888,480
------------------------------------------------------------------------
NVR, Inc. 1,2                                      2,800     1,400,224
------------------------------------------------------------------------
Snap-On, Inc. 1                                   29,000     1,508,290
------------------------------------------------------------------------
Stanley Works (The) 1                             17,400       780,042
                                                           -------------
                                                             4,876,631

                                                  SHARES         VALUE
------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
IAC/InterActiveCorp 1,2                           80,200   $ 1,546,256
------------------------------------------------------------------------
Liberty Media Corp.-Interactive, Series A 1,2    145,600     2,149,056
------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                             19,800       516,186
------------------------------------------------------------------------
Priceline.com, Inc. 1,2                           14,500     1,674,170
                                                           -------------
                                                             5,885,668

------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp. 1                                 39,800       421,880
------------------------------------------------------------------------
Callaway Golf Co. 1                               41,600       492,128
------------------------------------------------------------------------
Hasbro, Inc. 1                                    48,800     1,743,136
------------------------------------------------------------------------
Mattel, Inc.                                     108,200     1,852,384
                                                           -------------
                                                             4,509,528

------------------------------------------------------------------------
MEDIA--3.5%
Cablevision Systems Corp.
New York Group, Cl. A 1,2                         76,800     1,735,680
------------------------------------------------------------------------
CBS Corp., Cl. B 1                               721,900    14,069,831
------------------------------------------------------------------------
Comcast Corp., Cl. A                             295,200     5,599,944
------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                         9,300       109,740
------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1,2                    622,000    16,116,020
------------------------------------------------------------------------
DreamWorks Animation SKG, Inc., Cl. A 2           48,000     1,430,880
------------------------------------------------------------------------
Getty Images, Inc. 2                               8,900       301,977
------------------------------------------------------------------------
Harte-Hanks, Inc. 1                               17,700       202,665
------------------------------------------------------------------------
Interactive Data Corp.                               300         7,539
------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                    12,700       408,178
------------------------------------------------------------------------
News Corp., Inc., Cl. A                          262,000     3,940,480
------------------------------------------------------------------------
Regal Entertainment Group 1                       11,400       174,192
------------------------------------------------------------------------
Time Warner Cable, Inc., Cl. A 1,2               156,400     4,141,472
------------------------------------------------------------------------
Time Warner, Inc.                              1,051,400    15,560,720
------------------------------------------------------------------------
Viacom, Inc., Cl. B 2                             26,773       817,647
------------------------------------------------------------------------
Walt Disney Co. (The) 1                          302,100     9,425,520
                                                           -------------
                                                            74,042,485

------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Big Lots, Inc. 1,2                                50,000     1,562,000
------------------------------------------------------------------------
Dollar Tree, Inc. 2                               46,000     1,503,740
                                                           -------------
                                                             3,065,740

------------------------------------------------------------------------
SPECIALTY RETAIL--3.4%
Aeropostale, Inc. 1,2                             46,000     1,441,180
------------------------------------------------------------------------
American Eagle Outfitters, Inc.                   72,400       986,812
------------------------------------------------------------------------
AutoNation, Inc. 1,2                             120,600     1,208,412
------------------------------------------------------------------------
AutoZone, Inc. 1,2                                15,800     1,911,958
------------------------------------------------------------------------
bebe stores, inc. 1                               26,300       252,743
------------------------------------------------------------------------
Best Buy Co., Inc. 1                             421,600    16,695,360

                      F1 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                  SHARES          VALUE
-------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Dress Barn, Inc. (The) 1,2                        33,200   $    444,216
-------------------------------------------------------------------------
Foot Locker, Inc. 1                               18,000        224,100
-------------------------------------------------------------------------
Gap, Inc. (The) 1                                973,000     16,219,910
-------------------------------------------------------------------------
Limited Brands, Inc. 1                           101,800      1,715,330
-------------------------------------------------------------------------
Office Depot, Inc. 2                             115,900      1,267,946
-------------------------------------------------------------------------
Penske Automotive Group, Inc. 1                   31,500        464,310
-------------------------------------------------------------------------
RadioShack Corp. 1                                49,200        603,684
-------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                           23,400        481,338
-------------------------------------------------------------------------
Ross Stores, Inc.                                 49,800      1,768,896
-------------------------------------------------------------------------
Sally Beauty Holdings, Inc. 1,2                   65,700        424,422
-------------------------------------------------------------------------
Staples, Inc.                                    276,500      6,566,875
-------------------------------------------------------------------------
TJX Cos., Inc. (The)                             579,600     18,240,012
-------------------------------------------------------------------------
Tractor Supply Co. 1,2                            16,100        467,544
-------------------------------------------------------------------------
Urban Outfitters, Inc. 1,2                        49,100      1,531,429
                                                           --------------
                                                             72,916,477

-------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Carter's, Inc. 1,2                                 6,700         92,594
-------------------------------------------------------------------------
Fossil, Inc. 1,2                                  15,400        447,678
-------------------------------------------------------------------------
Hanesbrands, Inc. 1,2                             54,800      1,487,272
-------------------------------------------------------------------------
Jones Apparel Group, Inc. 1                       25,800        354,750
-------------------------------------------------------------------------
Liz Claiborne, Inc. 1                             31,500        445,725
-------------------------------------------------------------------------
Wolverine World Wide, Inc. 1                      18,400        490,728
                                                           --------------
                                                              3,318,747

-------------------------------------------------------------------------
CONSUMER STAPLES--5.9%
-------------------------------------------------------------------------
BEVERAGES--1.1%
Coca-Cola Co. (The)                              180,000      9,356,400
-------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The) 1                35,000        977,200
-------------------------------------------------------------------------
PepsiCo, Inc.                                    204,550     13,007,335
                                                           --------------
                                                             23,340,935

-------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Casey's General Stores, Inc. 1                    19,200        444,864
-------------------------------------------------------------------------
Kroger Co. (The)                                 721,000     20,815,270
-------------------------------------------------------------------------
Longs Drug Stores, Inc.                            3,800        160,018
-------------------------------------------------------------------------
Safeway, Inc.                                    422,100     12,050,955
-------------------------------------------------------------------------
Wal-Mart Stores, Inc. 1                          159,300      8,952,660
                                                           --------------
                                                             42,423,767

-------------------------------------------------------------------------
FOOD PRODUCTS--0.1%
ConAgra Foods, Inc. 1                             37,900        730,712
-------------------------------------------------------------------------
Del Monte Foods Co.                               24,600        174,660
-------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 1,2                 15,400        362,978
-------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A 1                       115,000      1,718,100
                                                           --------------
                                                              2,986,450

                                                  SHARES          VALUE
-------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.0%
Procter & Gamble Co. (The) 1                     338,515   $ 20,585,097
-------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Herbalife Ltd. 1                                  37,800      1,464,750
-------------------------------------------------------------------------
NBTY, Inc. 2                                      14,400        461,664
                                                           --------------
                                                              1,926,414

-------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                               310,900      6,392,104
-------------------------------------------------------------------------
Lorillard, Inc.                                  108,616      7,511,883
-------------------------------------------------------------------------
Philip Morris International, Inc. 1              347,500     17,163,025
-------------------------------------------------------------------------
Reynolds American, Inc.                           40,500      1,890,135
-------------------------------------------------------------------------
Universal Corp. 1                                 10,700        483,854
                                                           --------------
                                                             33,441,001

-------------------------------------------------------------------------
ENERGY--23.8%
-------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
Bristow Group, Inc. 1,2                            4,400        217,756
-------------------------------------------------------------------------
Dresser-Rand Group, Inc. 2                        40,300      1,575,730
-------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                               30,100        271,803
-------------------------------------------------------------------------
Halliburton Co. 1                                204,900     10,874,043
-------------------------------------------------------------------------
Lufkin Industries, Inc. 1                          6,300        524,664
-------------------------------------------------------------------------
Noble Corp. 1                                    270,800     17,591,168
-------------------------------------------------------------------------
Oil States International, Inc. 1,2                24,800      1,573,312
-------------------------------------------------------------------------
Patterson-UTI Energy, Inc. 1                      54,100      1,949,764
-------------------------------------------------------------------------
Pioneer Drilling Co. 1,2                           3,300         62,073
-------------------------------------------------------------------------
Schlumberger Ltd.                                183,100     19,670,433
-------------------------------------------------------------------------
Seacor Holdings, Inc. 1,2                          5,600        501,256
-------------------------------------------------------------------------
Transocean, Inc. 1                                46,800      7,131,852
-------------------------------------------------------------------------
Unit Corp. 1,2                                    20,500      1,700,885
                                                           --------------
                                                             63,644,739

-------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--20.8%
Anadarko Petroleum Corp.                         298,700     22,354,708
-------------------------------------------------------------------------
Apache Corp.                                     181,300     25,200,700
-------------------------------------------------------------------------
Arch Coal, Inc. 1                                 29,900      2,243,397
-------------------------------------------------------------------------
Bois d'Arc Energy, Inc. 2                          2,700         65,637
-------------------------------------------------------------------------
Chesapeake Energy Corp. 1                        360,900     23,804,964
-------------------------------------------------------------------------
Chevron Corp. 1                                  525,526     52,095,392
-------------------------------------------------------------------------
ConocoPhillips                                   460,983     43,512,185
-------------------------------------------------------------------------
Continental Resources, Inc. 1,2                   22,000      1,525,040
-------------------------------------------------------------------------
Delta Petroleum Corp. 1,2                         13,300        339,416
-------------------------------------------------------------------------
Denbury Resources, Inc. 2                         62,800      2,292,200
-------------------------------------------------------------------------
Devon Energy Corp. 1                              69,500      8,351,120
-------------------------------------------------------------------------
El Paso Corp.                                      3,500         76,090
-------------------------------------------------------------------------
Exxon Mobil Corp.                              1,186,756    104,588,806
-------------------------------------------------------------------------
Hess Corp.                                       180,900     22,827,771

                      F2 | OPPENHEIMER MAIN STREET FUND/VA

                                                     SHARES          VALUE
----------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
Marathon Oil Corp. 1                                444,800   $ 23,071,776
----------------------------------------------------------------------------
Mariner Energy, Inc. 1,2                             46,400      1,715,408
----------------------------------------------------------------------------
Massey Energy Co.                                    25,300      2,371,875
----------------------------------------------------------------------------
Murphy Oil Corp.                                     82,600      8,098,930
----------------------------------------------------------------------------
Noble Energy, Inc. 1                                190,600     19,166,736
----------------------------------------------------------------------------
Occidental Petroleum Corp.                          341,700     30,705,162
----------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 1                   19,600      1,558,592
----------------------------------------------------------------------------
Plains Exploration & Production Co. 2                28,600      2,086,942
----------------------------------------------------------------------------
Rosetta Resources, Inc. 1,2                          17,400        495,900
----------------------------------------------------------------------------
Spectra Energy Corp. 1                              253,300      7,279,842
----------------------------------------------------------------------------
Stone Energy Corp. 1,2                                4,800        316,368
----------------------------------------------------------------------------
Swift Energy Co. 1,2                                  8,300        548,298
----------------------------------------------------------------------------
Valero Energy Corp. 1                               401,600     16,537,888
----------------------------------------------------------------------------
VeraSun Energy Corp. 1,2                             15,500         64,015
----------------------------------------------------------------------------
W&T Offshore, Inc. 1                                 25,900      1,515,409
----------------------------------------------------------------------------
Whiting Petroleum Corp. 1,2                           8,500        901,680
----------------------------------------------------------------------------
Williams Cos., Inc. (The) 1                          41,000      1,652,710
----------------------------------------------------------------------------
XTO Energy, Inc.                                    155,900     10,680,709
                                                              --------------
                                                               438,045,666

----------------------------------------------------------------------------
FINANCIALS--8.3%
----------------------------------------------------------------------------
CAPITAL MARKETS--1.2%
Bank of New York Mellon Corp. 1                      95,600      3,616,548
----------------------------------------------------------------------------
BlackRock, Inc. 1                                    36,400      6,442,800
----------------------------------------------------------------------------
Charles Schwab Corp. (The) 1                         48,100        987,974
----------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      58,800     10,284,120
----------------------------------------------------------------------------
Invesco Ltd.                                         55,200      1,323,696
----------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1,2                28,900        519,622
----------------------------------------------------------------------------
TD Ameritrade Holding Corp. 2                        98,000      1,772,820
                                                              --------------
                                                                24,947,580

----------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
Colonial BancGroup, Inc. (The) 1                     63,900        282,438
----------------------------------------------------------------------------
First Horizon National Corp. 1                       61,200        454,716
----------------------------------------------------------------------------
International Bancshares Corp. 1                      7,800        166,686
----------------------------------------------------------------------------
National Penn Bancshares, Inc. 1                     19,000        252,320
----------------------------------------------------------------------------
Old National Bancorp 1                               31,900        454,894
----------------------------------------------------------------------------
Pacific Capital Bancorp 1                            22,500        310,050
----------------------------------------------------------------------------
Park National Corp. 1                                   500         26,950
----------------------------------------------------------------------------
Popular, Inc. 1                                     148,500        978,615
----------------------------------------------------------------------------
Susquehanna Bancshares, Inc. 1                       22,000        301,180
----------------------------------------------------------------------------
UnionBanCal Corp. 1                                   3,100        125,302
----------------------------------------------------------------------------
Wachovia Corp. 1                                    289,493      4,495,826
----------------------------------------------------------------------------
Webster Financial Corp. 1                            26,800        498,480
----------------------------------------------------------------------------
Wells Fargo & Co. 1                                 134,100      3,184,875
----------------------------------------------------------------------------
Westamerica Bancorp 1                                 5,800        305,022
                                                              --------------
                                                                11,837,354

                                                     SHARES          VALUE
----------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Cash America International, Inc. 1                    6,600   $    204,600
----------------------------------------------------------------------------
Discover Financial Services 1                       138,900      1,829,313
----------------------------------------------------------------------------
Student Loan Corp. (The) 1                            1,900        186,352
                                                              --------------
                                                                 2,220,265

----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Bank of America Corp. 1                             321,109      7,664,872
----------------------------------------------------------------------------
Citigroup, Inc.                                     294,388      4,933,943
----------------------------------------------------------------------------
JPMorgan Chase & Co. 1                              442,044     15,166,530
----------------------------------------------------------------------------
Leucadia National Corp. 1                            32,800      1,539,632
----------------------------------------------------------------------------
NASDAQ OMX Group, Inc. (The) 2                       53,100      1,409,805
                                                              --------------
                                                                30,714,782

----------------------------------------------------------------------------
INSURANCE--4.8%
ACE Ltd. 1                                          284,300     15,662,087
----------------------------------------------------------------------------
Allied World Assurance Holdings Ltd.                 16,700        661,654
----------------------------------------------------------------------------
American Financial Group, Inc.                       52,400      1,401,700
----------------------------------------------------------------------------
American International Group, Inc. 1                 32,740        866,300
----------------------------------------------------------------------------
American National Insurance Co. 1                       500         49,010
----------------------------------------------------------------------------
Aon Corp. 1                                          45,600      2,094,864
----------------------------------------------------------------------------
Arch Capital Group Ltd. 2                            23,200      1,538,624
----------------------------------------------------------------------------
Aspen Insurance Holdings Ltd. 1                      20,900        494,703
----------------------------------------------------------------------------
Assurant, Inc. 1                                     32,100      2,117,316
----------------------------------------------------------------------------
Axis Capital Holdings Ltd.                           56,600      1,687,246
----------------------------------------------------------------------------
Berkley (W.R.) Corp. 1                               65,300      1,577,648
----------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1,2                   3,550     14,242,600
----------------------------------------------------------------------------
Brown & Brown, Inc. 1                                62,900      1,093,831
----------------------------------------------------------------------------
Chubb Corp. 1                                       368,800     18,074,888
----------------------------------------------------------------------------
Cincinnati Financial Corp. 1                         26,100        662,940
----------------------------------------------------------------------------
CNA Financial Corp. 1                                48,800      1,227,320
----------------------------------------------------------------------------
Conseco, Inc. 2                                      20,200        200,384
----------------------------------------------------------------------------
Employers Holdings, Inc. 1                            9,400        194,580
----------------------------------------------------------------------------
Endurance Specialty Holdings Ltd. 1                  16,000        492,640
----------------------------------------------------------------------------
Erie Indemnity Co., Cl. A 1                             300         13,845
----------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 1        114,700      1,445,220
----------------------------------------------------------------------------
First American Corp. 1                                3,700         97,680
----------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                     117,100      2,085,551
----------------------------------------------------------------------------
Hanover Insurance Group, Inc.                        29,500      1,253,750
----------------------------------------------------------------------------
Harleysville Group, Inc. 1                            5,600        189,448
----------------------------------------------------------------------------
HCC Insurance Holdings, Inc. 1                       37,700        796,978
----------------------------------------------------------------------------
IPC Holdings Ltd.                                    18,100        480,555
----------------------------------------------------------------------------
Loews Corp.                                         129,333      6,065,718
----------------------------------------------------------------------------
Max Capital Group Ltd. 1                             15,200        324,216
----------------------------------------------------------------------------
Montpelier Re Holdings Ltd. 1                         1,500         22,125
----------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A 1          6,900        331,269

                      F3 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                  SHARES          VALUE
-------------------------------------------------------------------------
INSURANCE Continued
Odyssey Re Holdings Corp. 1                       36,700   $  1,302,850
-------------------------------------------------------------------------
OneBeacon Insurance Group Ltd. 1                   5,900        103,663
-------------------------------------------------------------------------
Partnerre Holdings Ltd. 1                         23,400      1,617,642
-------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1,2         22,800        774,516
-------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd. 1             14,800        482,628
-------------------------------------------------------------------------
ProAssurance Corp. 1,2                             4,600        221,306
-------------------------------------------------------------------------
Protective Life Corp.                             38,100      1,449,705
-------------------------------------------------------------------------
Reinsurance Group of America, Inc. 1               2,100         91,392
-------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                       21,000        938,070
-------------------------------------------------------------------------
Safeco Corp.                                      21,000      1,410,360
-------------------------------------------------------------------------
Selective Insurance Group, Inc. 1                  8,200        153,832
-------------------------------------------------------------------------
StanCorp Financial Group, Inc. 1                  29,600      1,390,016
-------------------------------------------------------------------------
State Auto Financial Corp.                         1,100         26,323
-------------------------------------------------------------------------
Torchmark Corp. 1                                  2,400        140,760
-------------------------------------------------------------------------
Transatlantic Holdings, Inc.                       5,900        333,173
-------------------------------------------------------------------------
Travelers Cos., Inc. (The)                       231,800     10,060,120
-------------------------------------------------------------------------
Unitrin, Inc.                                        600         16,542
-------------------------------------------------------------------------
UnumProvident Corp. 1                             95,500      1,952,975
-------------------------------------------------------------------------
White Mountains Insurance Group Ltd. 1               700        300,300
-------------------------------------------------------------------------
Willis Group Holdings Ltd. 1                      36,700      1,151,279
-------------------------------------------------------------------------
Zenith National Insurance Corp. 1                  1,700         59,772
                                                           --------------
                                                            101,423,914

-------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc. 1                 31,400      1,099,942
-------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.1%
Hudson City Bancorp, Inc.                        138,200      2,305,176
-------------------------------------------------------------------------
TFS Financial Corp. 1                             18,000        208,620
                                                           --------------
                                                              2,513,796

-------------------------------------------------------------------------
HEALTH CARE--5.8%
-------------------------------------------------------------------------
BIOTECHNOLOGY--0.6%
Amgen, Inc. 1,2                                  164,300      7,748,388
-------------------------------------------------------------------------
Genentech, Inc. 1,2                               69,600      5,282,640
-------------------------------------------------------------------------
Martek Biosciences Corp. 1,2                      15,000        505,650
                                                           --------------
                                                             13,536,678

-------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Analogic Corp. 1                                   4,900        309,043
-------------------------------------------------------------------------
Boston Scientific Corp. 2                         75,400        926,666
-------------------------------------------------------------------------
Hill-Rom Holdings, Inc. 1                         16,500        445,170
-------------------------------------------------------------------------
Sirona Dental Systems, Inc. 1,2                   10,100        261,792
                                                           --------------
                                                              1,942,671

-------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
Aetna, Inc. 1                                    401,000     16,252,530

                                                  SHARES          VALUE
-------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Centene Corp. 1,2                                  7,000   $    117,530
-------------------------------------------------------------------------
Health Net, Inc. 2                                53,200      1,279,992
-------------------------------------------------------------------------
Healthspring, Inc. 1,2                            14,900        251,512
-------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1,2                     17,500        495,250
-------------------------------------------------------------------------
Lincare Holdings, Inc. 2                          18,500        525,400
-------------------------------------------------------------------------
Owens & Minor, Inc. 1                             10,900        498,021
-------------------------------------------------------------------------
UnitedHealth Group, Inc.                         123,948      3,253,635
-------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B 1          18,800      1,188,536
-------------------------------------------------------------------------
WellPoint, Inc. 2                                269,200     12,830,072
                                                           --------------
                                                             36,692,478

-------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Pharmaceutical Product Development, Inc.          39,200      1,681,680
-------------------------------------------------------------------------
Varian, Inc. 2                                     7,700        393,162
                                                           --------------
                                                              2,074,842

-------------------------------------------------------------------------
PHARMACEUTICALS--3.3%
Abbott Laboratories                               21,400      1,133,558
-------------------------------------------------------------------------
Alpharma, Inc., Cl. A 1,2                         21,500        484,395
-------------------------------------------------------------------------
Eli Lilly & Co.                                   91,600      4,228,256
-------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 2              3,000         72,570
-------------------------------------------------------------------------
Johnson & Johnson 1                              412,406     26,534,202
-------------------------------------------------------------------------
King Pharmaceuticals, Inc. 2                     154,300      1,615,521
-------------------------------------------------------------------------
Merck & Co., Inc.                                335,000     12,626,150
-------------------------------------------------------------------------
Pfizer, Inc.                                   1,081,200     18,888,564
-------------------------------------------------------------------------
Sepracor, Inc. 1,2                                75,000      1,494,000
-------------------------------------------------------------------------
Warner Chilcott Ltd., Cl. A 1,2                   29,100        493,245
-------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 2                    57,400      1,559,558
                                                           --------------
                                                             69,130,019

-------------------------------------------------------------------------
INDUSTRIALS--13.2%
-------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
BE Aerospace, Inc. 1,2                            57,900      1,348,491
-------------------------------------------------------------------------
Boeing Co. 1                                     310,400     20,399,488
-------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                10,000        343,000
-------------------------------------------------------------------------
DRS Technologies, Inc.                            11,200        881,664
-------------------------------------------------------------------------
Esterline Technologies Corp. 2                     9,800        482,748
-------------------------------------------------------------------------
General Dynamics Corp.                            47,300      3,982,660
-------------------------------------------------------------------------
Honeywell International, Inc.                    146,800      7,381,104
-------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                 51,800      4,707,066
-------------------------------------------------------------------------
Northrop Grumman Corp.                           219,000     14,651,100
-------------------------------------------------------------------------
Raytheon Co.                                     240,400     13,529,712
-------------------------------------------------------------------------
Triumph Group, Inc. 1                             10,000        471,000
-------------------------------------------------------------------------
United Technologies Corp. 1                      179,300     11,062,810
                                                           --------------
                                                             79,240,843

                      F4 | OPPENHEIMER MAIN STREET FUND/VA

                                                  SHARES         VALUE
------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
FedEx Corp.                                          900   $    70,911
------------------------------------------------------------------------
Hub Group, Inc., Cl. A 2                          15,400       525,602
                                                           -------------
                                                               596,513

------------------------------------------------------------------------
AIRLINES--0.0%
SkyWest, Inc. 1                                   23,000       290,950
------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
Lennox International, Inc.                        14,900       431,504
------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Brink's Co. (The)                                 23,500     1,537,370
------------------------------------------------------------------------
ChoicePoint, Inc. 2                                6,200       298,840
------------------------------------------------------------------------
Copart, Inc. 2                                    14,300       612,326
------------------------------------------------------------------------
Deluxe Corp.                                      25,100       447,282
------------------------------------------------------------------------
First Advantage Corp., Cl. A 1,2                   1,000        15,850
------------------------------------------------------------------------
Ikon Office Solutions, Inc. 1                     39,200       442,176
------------------------------------------------------------------------
Korn-Ferry International 1,2                       3,600        56,628
------------------------------------------------------------------------
Manpower, Inc.                                    30,300     1,764,672
------------------------------------------------------------------------
Miller (Herman), Inc. 1                           21,300       530,157
------------------------------------------------------------------------
Monster Worldwide, Inc. 1,2                       73,300     1,510,713
------------------------------------------------------------------------
MPS Group, Inc. 1,2                               37,800       401,814
------------------------------------------------------------------------
R.R. Donnelley & Sons Co. 1                       64,600     1,917,974
------------------------------------------------------------------------
Resources Connection, Inc. 1                      12,400       252,340
------------------------------------------------------------------------
Robert Half International, Inc. 1                 67,400     1,615,578
------------------------------------------------------------------------
Steelcase, Inc., Cl. A 1                          38,500       386,155
------------------------------------------------------------------------
Sykes Enterprises, Inc. 1,2                        8,900       167,854
------------------------------------------------------------------------
TeleTech Holdings, Inc. 2                            400         7,984
------------------------------------------------------------------------
United Stationers, Inc. 1,2                        4,500       166,275
------------------------------------------------------------------------
Waste Management, Inc.                           395,100    14,899,221
------------------------------------------------------------------------
Watson Wyatt & Co. Holdings 1                     20,500     1,084,245
                                                           -------------
                                                            28,115,454

------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Aecom Technology Corp. 2                          44,200     1,437,826
------------------------------------------------------------------------
KBR, Inc.                                         52,900     1,846,739
                                                           -------------
                                                             3,284,565

------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Acuity Brands, Inc. 1                             10,100       485,608
------------------------------------------------------------------------
Belden, Inc. 1                                    13,900       470,932
------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                     21,300       841,350
------------------------------------------------------------------------
Emerson Electric Co.                              66,100     3,268,645
------------------------------------------------------------------------
GrafTech International Ltd. 2                     58,300     1,564,189
------------------------------------------------------------------------
Thomas & Betts Corp. 1,2                          38,200     1,445,870
------------------------------------------------------------------------
Woodward Governor Co. 1                           36,500     1,301,590
                                                           -------------
                                                             9,378,184

                                                  SHARES         VALUE
------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.4%
3M Co.                                           109,300  $  7,606,187
------------------------------------------------------------------------
General Electric Co.                           1,254,000    33,469,260
------------------------------------------------------------------------
Textron, Inc.                                     31,000     1,485,830
------------------------------------------------------------------------
Tyco International Ltd. 1                        182,175     7,294,287
------------------------------------------------------------------------
Walter Industries, Inc.                           13,300     1,446,641
                                                          --------------
                                                            51,302,205

------------------------------------------------------------------------
MACHINERY--3.6%
Caterpillar, Inc.                                258,900    19,111,998
------------------------------------------------------------------------
Crane Co.                                          8,600       331,358
------------------------------------------------------------------------
Cummins, Inc.                                    259,000    16,969,680
------------------------------------------------------------------------
Dover Corp.                                       45,800     2,215,346
------------------------------------------------------------------------
Eaton Corp.                                        3,700       314,389
------------------------------------------------------------------------
Gardner Denver, Inc. 1,2                          29,000     1,647,200
------------------------------------------------------------------------
IDEX Corp. 1                                      41,000     1,510,440
------------------------------------------------------------------------
Illinois Tool Works, Inc.                        105,700     5,021,807
------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A 1                 160,300     6,000,029
------------------------------------------------------------------------
Kennametal, Inc.                                  40,500     1,318,275
------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                   17,600     1,385,120
------------------------------------------------------------------------
Mueller Industries, Inc.                          13,800       444,360
------------------------------------------------------------------------
Navistar International Corp. 2                     2,100       138,222
------------------------------------------------------------------------
Nordson Corp. 1                                   19,800     1,443,222
------------------------------------------------------------------------
Oshkosh Corp. 1                                    8,800       182,072
------------------------------------------------------------------------
Parker-Hannifin Corp.                            193,000    13,764,760
------------------------------------------------------------------------
Pentair, Inc. 1                                   17,100       598,842
------------------------------------------------------------------------
Timken Co. 1                                      45,500     1,498,770
------------------------------------------------------------------------
Toro Co. (The) 1                                  14,100       469,107
------------------------------------------------------------------------
Wabtec Corp. 1                                    11,700       568,854
                                                          --------------
                                                            74,933,851

------------------------------------------------------------------------
ROAD & RAIL--1.3%
Arkansas Best Corp. 1                             14,100       516,624
------------------------------------------------------------------------
Avis Budget Group, Inc. 2                         43,500       364,095
------------------------------------------------------------------------
CSX Corp.                                         86,400     5,426,784
------------------------------------------------------------------------
Hertz Global Holdings, Inc. 1,2                  122,100     1,172,160
------------------------------------------------------------------------
Norfolk Southern Corp. 1                         292,900    18,356,043
------------------------------------------------------------------------
Ryder Systems, Inc. 1                             23,800     1,639,344
------------------------------------------------------------------------
Werner Enterprises, Inc. 1                         8,100       150,498
------------------------------------------------------------------------
YRC Worldwide, Inc. 1,2                           16,600       246,842
                                                          --------------
                                                            27,872,390

------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Applied Industrial Technologies, Inc. 1           19,000       459,230
------------------------------------------------------------------------
Fastenal Co. 1                                    11,700       504,972
------------------------------------------------------------------------
GATX Corp. 1                                      11,300       500,929
------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A 1          30,700     1,354,177

                      F5 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                               SHARES          VALUE
--------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS Continued
United Rentals, Inc. 1,2                                       23,600   $    462,796
--------------------------------------------------------------------------------------
WESCO International, Inc. 1,2                                  12,200        488,488
                                                                        --------------
                                                                           3,770,592

--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.1%
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
Avocent Corp. 2                                                17,500        325,500
--------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 2                        186,700      1,538,408
--------------------------------------------------------------------------------------
Cisco Systems, Inc. 1,2                                     1,118,800     26,023,288
--------------------------------------------------------------------------------------
Corning, Inc.                                                 201,800      4,651,490
--------------------------------------------------------------------------------------
EchoStar Holding Corp. 1,2                                     25,060        782,373
--------------------------------------------------------------------------------------
Emulex Corp. 2                                                 38,600        449,690
--------------------------------------------------------------------------------------
Harris Corp.                                                   29,700      1,499,553
--------------------------------------------------------------------------------------
JDS Uniphase Corp. 1,2                                        128,900      1,464,304
--------------------------------------------------------------------------------------
Plantronics, Inc. 1                                            21,800        486,576
--------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                260,700     11,567,259
--------------------------------------------------------------------------------------
Tekelec, Inc. 1,2                                              31,600        464,836
--------------------------------------------------------------------------------------
Tellabs, Inc. 1,2                                             137,900        641,235
                                                                        --------------
                                                                          49,894,512

--------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.5%
Apple, Inc. 2                                                 134,400     22,503,936
--------------------------------------------------------------------------------------
EMC Corp. 1,2                                                 242,400      3,560,856
--------------------------------------------------------------------------------------
Hewlett-Packard Co.                                           901,400     39,850,894
--------------------------------------------------------------------------------------
International Business Machines Corp.                         281,600     33,378,048
--------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1,2                         46,300      1,547,809
--------------------------------------------------------------------------------------
NCR Corp. 2                                                    66,600      1,678,320
--------------------------------------------------------------------------------------
QLogic Corp. 2                                                 34,100        497,519
--------------------------------------------------------------------------------------
Seagate Technology                                            372,500      7,125,925
--------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1,2                                    331,300      3,604,544
--------------------------------------------------------------------------------------
Synaptics, Inc. 1,2                                            13,000        490,490
--------------------------------------------------------------------------------------
Western Digital Corp. 1,2                                      59,000      2,037,270
                                                                        --------------
                                                                         116,275,611

--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Agilent Technologies, Inc. 2                                  179,200      6,368,768
--------------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                        46,400      2,082,432
--------------------------------------------------------------------------------------
Arrow Electronics, Inc. 2                                      53,700      1,649,664
--------------------------------------------------------------------------------------
Avnet, Inc. 2                                                  59,400      1,620,432
--------------------------------------------------------------------------------------
AVX Corp. 1                                                    20,800        235,248
--------------------------------------------------------------------------------------
Benchmark Electronics, Inc. 1,2                                29,300        478,762
--------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 2                                        800         16,704
--------------------------------------------------------------------------------------
Cognex Corp. 1                                                 10,100        232,805
--------------------------------------------------------------------------------------
Coherent, Inc. 1,2                                              4,800        143,472
--------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1,2                                  83,800      1,487,450

                                                               SHARES          VALUE
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Jabil Circuit, Inc.                                           106,600   $  1,749,306
--------------------------------------------------------------------------------------
Molex, Inc. 1                                                  61,200      1,493,892
--------------------------------------------------------------------------------------
National Instruments Corp. 1                                   23,600        669,532
--------------------------------------------------------------------------------------
Plexus Corp. 1,2                                               17,200        476,096
--------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                                300          9,060
--------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1,2                                          17,200         22,016
--------------------------------------------------------------------------------------
Tech Data Corp. 1,2                                             8,575        290,607
--------------------------------------------------------------------------------------
Technitrol, Inc. 1                                              7,600        129,124
--------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1,2                                    47,600      1,699,320
--------------------------------------------------------------------------------------
Tyco Electronics Ltd.                                          58,600      2,099,052
--------------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1,2                               20,100        178,287
                                                                        --------------
                                                                          23,132,029

--------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.9%
Google, Inc., Cl. A 2                                          34,100     17,950,922
--------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                             19,900        457,700
--------------------------------------------------------------------------------------
Open Text Corp. 1,2                                            15,600        500,760
                                                                        --------------
                                                                          18,909,382

--------------------------------------------------------------------------------------
IT SERVICES--0.9%
Affiliated Computer Services, Inc., Cl. A 2                    33,600      1,797,264
--------------------------------------------------------------------------------------
Broadridge Financial Solutions, Inc. 1                         55,100      1,159,855
--------------------------------------------------------------------------------------
Computer Sciences Corp. 2                                      44,100      2,065,644
--------------------------------------------------------------------------------------
Convergys Corp. 1,2                                            33,200        493,352
--------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                 189,300      4,664,352
--------------------------------------------------------------------------------------
Gartner, Inc. 1,2                                              24,100        499,352
--------------------------------------------------------------------------------------
Hewitt Associates, Inc. 1,2                                    42,000      1,609,860
--------------------------------------------------------------------------------------
Metavante Technologies, Inc.                                      900         20,358
--------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                                 13,000        195,130
--------------------------------------------------------------------------------------
Visa, Inc., Cl. A 2                                            78,570      6,388,527
                                                                        --------------
                                                                          18,893,694

--------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.7%
Xerox Corp. 1                                                 935,200     12,681,312
--------------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A 2                              26,800        874,752
                                                                        --------------
                                                                          13,556,064

--------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.7%
Altera Corp. 1                                                 91,100      1,885,770
--------------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                                     49,200        512,172
--------------------------------------------------------------------------------------
Analog Devices, Inc. 1                                         71,900      2,284,263
--------------------------------------------------------------------------------------
Applied Materials, Inc.                                     1,087,000     20,750,830
--------------------------------------------------------------------------------------
Entegris, Inc. 2                                               29,700        194,535
--------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1,2         40,200        471,546
--------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1,2                         50,100        497,994
--------------------------------------------------------------------------------------
Intel Corp.                                                 1,735,500     37,278,540

                      F6 | OPPENHEIMER MAIN STREET FUND/VA

                                                           SHARES          VALUE
----------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Intersil Corp., Cl. A 1                                    62,600   $  1,522,432
----------------------------------------------------------------------------------
KLA-Tencor Corp. 1                                         50,000      2,035,500
----------------------------------------------------------------------------------
Linear Technology Corp. 1                                  62,800      2,045,396
----------------------------------------------------------------------------------
LSI Corp. 2                                               255,300      1,567,542
----------------------------------------------------------------------------------
Marvell Technology Group Ltd. 2                           131,700      2,325,822
----------------------------------------------------------------------------------
MKS Instruments, Inc. 1,2                                  22,100        483,990
----------------------------------------------------------------------------------
National Semiconductor Corp.                               86,000      1,766,440
----------------------------------------------------------------------------------
Semtech Corp. 1,2                                          34,200        481,194
----------------------------------------------------------------------------------
Teradyne, Inc. 1,2                                        130,700      1,446,849
----------------------------------------------------------------------------------
Texas Instruments, Inc. 1                                 783,200     22,054,912
                                                                    --------------
                                                                      99,605,727

----------------------------------------------------------------------------------
SOFTWARE--4.9%
Activision, Inc. 2                                         36,700      1,250,369
----------------------------------------------------------------------------------
Amdocs Ltd. 1,2                                            62,600      1,841,692
----------------------------------------------------------------------------------
Ansys, Inc. 1,2                                             5,300        249,736
----------------------------------------------------------------------------------
Autodesk, Inc. 1,2                                         60,100      2,031,981
----------------------------------------------------------------------------------
BMC Software, Inc. 2                                       47,900      1,724,400
----------------------------------------------------------------------------------
CA, Inc.                                                  228,100      5,266,829
----------------------------------------------------------------------------------
Cadence Design Systems, Inc. 2                            145,000      1,464,500
----------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 2                   52,200      1,235,574
----------------------------------------------------------------------------------
Compuware Corp. 1,2                                       159,600      1,522,584
----------------------------------------------------------------------------------
Intuit, Inc. 1,2                                           81,300      2,241,441
----------------------------------------------------------------------------------
Lawson Software, Inc. 1,2                                  46,000        334,420
----------------------------------------------------------------------------------
MICROS Systems, Inc. 1,2                                    9,700        295,753
----------------------------------------------------------------------------------
Microsoft Corp. 1                                       1,884,600     51,845,346
----------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1,2                           7,500        182,250
----------------------------------------------------------------------------------
Oracle Corp. 2                                            598,000     12,558,000
----------------------------------------------------------------------------------
Progress Software Corp. 2                                   5,100        130,407
----------------------------------------------------------------------------------
Sybase, Inc. 1,2                                           48,100      1,415,102
----------------------------------------------------------------------------------
Symantec Corp. 2                                          883,700     17,099,595
----------------------------------------------------------------------------------
Synopsys, Inc. 1,2                                         46,100      1,102,251
----------------------------------------------------------------------------------
TIBCO Software, Inc. 1,2                                   69,500        531,675
                                                                    --------------
                                                                     104,323,905

----------------------------------------------------------------------------------
MATERIALS--7.4%
----------------------------------------------------------------------------------
CHEMICALS--2.6%
Celanese Corp., Series A                                   38,900      1,776,174
----------------------------------------------------------------------------------
CF Industries Holdings, Inc.                               14,400      2,200,320
----------------------------------------------------------------------------------
Chemtura Corp. 1                                           52,100        304,264
----------------------------------------------------------------------------------
Cytec Industries, Inc.                                     13,400        731,104
----------------------------------------------------------------------------------
Dow Chemical Co. (The)                                    115,500      4,032,105
----------------------------------------------------------------------------------
Ferro Corp.                                                 1,900         35,644
----------------------------------------------------------------------------------
FMC Corp. 1                                                10,640        823,962
----------------------------------------------------------------------------------
Fuller (H.B.) Co.                                          21,000        471,240
----------------------------------------------------------------------------------
Hercules, Inc. 1                                           68,000      1,151,240

                                                           SHARES          VALUE
----------------------------------------------------------------------------------
CHEMICALS Continued
Minerals Technologies, Inc. 1                               7,300   $    464,207
----------------------------------------------------------------------------------
Monsanto Co. 1                                            204,000     25,793,760
----------------------------------------------------------------------------------
Mosaic Co. (The) 2                                         69,300     10,027,710
----------------------------------------------------------------------------------
Nalco Holding Co. 1                                        69,900      1,478,385
----------------------------------------------------------------------------------
NewMarket Corp. 1                                           2,900        192,067
----------------------------------------------------------------------------------
NOVA Chemicals Corp.                                       19,400        478,598
----------------------------------------------------------------------------------
Olin Corp. 1                                               20,000        523,600
----------------------------------------------------------------------------------
RPM International, Inc. 1                                  63,300      1,303,980
----------------------------------------------------------------------------------
Terra Industries, Inc. 1                                   36,400      1,796,340
----------------------------------------------------------------------------------
Valhi, Inc. 1                                               3,700        100,825
----------------------------------------------------------------------------------
Valspar Corp. (The) 1                                      25,500        482,205
                                                                    --------------
                                                                      54,167,730

----------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.4%
AptarGroup, Inc.                                            8,900        373,355
----------------------------------------------------------------------------------
Ball Corp.                                                 11,200        534,688
----------------------------------------------------------------------------------
Crown Holdings, Inc. 2                                     63,400      1,647,766
----------------------------------------------------------------------------------
Greif, Inc., Cl. A 1                                       22,900      1,466,287
----------------------------------------------------------------------------------
Owens-Illinois, Inc. 2                                     43,800      1,826,022
----------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 1                                     15,800        473,842
----------------------------------------------------------------------------------
Sealed Air Corp. 1                                         78,300      1,488,483
----------------------------------------------------------------------------------
Sonoco Products Co.                                        44,500      1,377,275
                                                                    --------------
                                                                       9,187,718

----------------------------------------------------------------------------------
METALS & MINING--4.4%
AK Steel Holding Corp. 1                                   31,200      2,152,800
----------------------------------------------------------------------------------
Alcoa, Inc.                                               526,700     18,761,054
----------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B 1             211,700     24,809,123
----------------------------------------------------------------------------------
Kaiser Aluminum Corp. 1                                     8,300        444,299
----------------------------------------------------------------------------------
Newmont Mining Corp. 1                                     23,800      1,241,408
----------------------------------------------------------------------------------
Nucor Corp.                                               271,400     20,265,438
----------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 1                            25,800      1,988,922
----------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 1                         15,200      1,741,920
----------------------------------------------------------------------------------
Southern Copper Corp. 1                                   157,100     16,751,573
----------------------------------------------------------------------------------
United States Steel Corp. 1                                26,300      4,859,714
----------------------------------------------------------------------------------
Worthington Industries, Inc. 1                             13,000        266,500
                                                                    --------------
                                                                      93,282,751

----------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
Domtar Corp. 2                                             73,700        401,665
----------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.5%
----------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                                                906,228     30,530,821
----------------------------------------------------------------------------------
CenturyTel, Inc. 1                                          6,700        238,453
----------------------------------------------------------------------------------
Embarq Corp.                                               44,500      2,103,515
----------------------------------------------------------------------------------
NTELOS Holdings Corp.                                       7,000        177,590

                      F7 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                       SHARES              VALUE
--------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Premiere Global Services, Inc. 1,2                                     19,400     $      282,852
--------------------------------------------------------------------------------------------------
Verizon Communications, Inc. 1                                        364,456         12,901,742
--------------------------------------------------------------------------------------------------
Windstream Corp.                                                      146,800          1,811,512
                                                                                  ----------------
                                                                                      48,046,485

--------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
Clearwire Corp., Cl. A 1,2                                             22,500            291,600
--------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc. 1,2                                      70,700          1,252,097
--------------------------------------------------------------------------------------------------
Sprint Nextel Corp. 1                                               2,190,623         20,810,919
--------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc. 2                                             28,100            455,220
--------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc. 1                                       36,300          1,715,901
--------------------------------------------------------------------------------------------------
United States Cellular Corp. 1,2                                        9,200            520,260
                                                                                  ----------------
                                                                                      25,045,997

--------------------------------------------------------------------------------------------------
UTILITIES--1.5%
--------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
American Electric Power Co., Inc.                                      33,600          1,351,728
--------------------------------------------------------------------------------------------------
DPL, Inc. 1                                                            57,100          1,506,298
--------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                     746,200         12,968,956
--------------------------------------------------------------------------------------------------
Edison International, Inc.                                             16,400            842,632
--------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                      95,900          7,895,447
--------------------------------------------------------------------------------------------------
Sierra Pacific Resources                                               49,400            627,874
                                                                                  ----------------
                                                                                      25,192,935

--------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Mirant Corp. 1,2                                                       55,000          2,153,250
--------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 2                                                 92,300          1,963,221
                                                                                  ----------------
                                                                                       4,116,471

--------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
Laclede Group, Inc. (The) 1                                             9,500            383,515
--------------------------------------------------------------------------------------------------
WGL Holdings, Inc. 1                                                   14,400            500,256
                                                                                  ----------------
                                                                                         883,771

--------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.1%
Alliant Energy Corp.                                                    2,100             71,945
--------------------------------------------------------------------------------------------------
Avista Corp. 1                                                         21,000            450,660
--------------------------------------------------------------------------------------------------
Integrys Energy Group, Inc. 1                                          32,100          1,631,643
                                                                                  ----------------
                                                                                       2,154,248
                                                                                  ----------------
Total Common Stocks (Cost $1,941,656,654)                                          2,108,146,678

--------------------------------------------------------------------------------------------------
OTHER SECURITIES--0.0%
--------------------------------------------------------------------------------------------------

Seagate Technology
International, Inc. 2,3,4 (Cost $0)                                    31,000              3,100

--------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------------------------

Wachovia Corp., Dividend
Equalization Preferred Shares 2,4
(Cost $0)                                                               6,000                 15

                                                                        UNITS              VALUE
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------

Dime Bancorp, Inc. Wts.,
Strike Price $1, Exp. 1/2/10 2                                         31,900     $        9,411
--------------------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent
Value Obligation 2,4                                                   32,000             10,560
                                                                                  ----------------
Total Rights, Warrants and Certificates (Cost $0)                                         19,971


--------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $1,941,656,654)                                                              2,108,169,764

                                                                   PRINCIPAL
                                                                      AMOUNT
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--23.7% 5
--------------------------------------------------------------------------------------------------

ASSET-BACKED FLOATING NOTE--0.0%
GSAA Home Equity Trust,
Series 2005-15, Cl. 2A1,
2.573%, 7/25/08                                              $       666,648             666,648
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--22.7% 6
Repurchase agreement (Principal Amount/Value
$478,542,270, with a maturity value of $478,578,161)
with Barclays Capital, 2.70%, dated 6/30/08, to be
repurchased at $133,552,286 on 7/1/08,
collateralized by 27.90% of various
securities, 0%-7.325%,
12/15/10-11/20/56,
with a value of $498,463,116                                     478,542,270         478,542,270
--------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--1.0%
ANZ National (Int'l) Ltd.,
2.114%, 7/1/08                                                     3,999,215           3,999,215
--------------------------------------------------------------------------------------------------
CAM US Finance SA Unipersonal,
2.923%,8/1/08                                                      4,500,000           4,500,000
--------------------------------------------------------------------------------------------------
CC USA, Inc., 2.133%, 7/1/08                                       1,499,597           1,499,597
--------------------------------------------------------------------------------------------------
HSBC Finance Corp., 2.47%, 7/7/08                                  3,000,000           3,000,000
--------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding, 2.481%, 7/22/08                  3,500,000           3,500,000
--------------------------------------------------------------------------------------------------
Nationwide Global Fund I, 2.779%, 9/15/08                          4,001,344           4,001,344
                                                                                 -----------------
                                                                                      20,500,156
                                                                                 -----------------

Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $499,709,074)                                                                  499,709,074

--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,441,365,728)                                                  123.5%      2,607,878,838
--------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                  (23.5)       (496,819,573)
                                                             -------------------------------------
NET ASSETS                                                             100.0%    $ 2,111,059,265
                                                             =====================================

                      F8 | OPPENHEIMER MAIN STREET FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See Note 6 of accompanying Notes.

2. Non-income producing security.

3. Escrow shares received as the result of issuer reorganization.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $13,675, which represents less than .005% of the Fund's net assets. See
Note 5 of accompanying Notes.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6 of accompanying Notes.

6. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                            INVESTMENTS IN   OTHER FINANCIAL
                                                                SECURITIES      INSTRUMENTS*
      ----------------------------------------------------------------------------------------
      Level 1--Quoted Prices                                $2,108,156,104               $--
      Level 2--Other Significant Observable Inputs             499,722,734                --
      Level 3--Significant Unobservable Inputs                          --                --
                                                            ----------------------------------
      Total                                                 $2,607,878,838               $--
                                                            ==================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. There were no affiliate securities held by the Fund as of June 30, 2008. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES         GROSS         GROSS          SHARES
                                                      DECEMBER 31, 2007     ADDITIONS    REDUCTIONS   JUNE 30, 2008
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           15,628,720   217,739,160   233,367,880              --

                                                                                                           DIVIDEND
                                                                                                             INCOME
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                         $224,107

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F9 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------

Investments, at value (including cost and market value of
$478,542,270 in repurchase agreements)
(cost $2,441,365,728)--see accompanying statement of investments           $ 2,607,878,838
--------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                54,527,115
Dividends                                                                        2,086,494
Other                                                                               67,553
                                                                           -----------------
Total assets                                                                 2,664,560,000

--------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------

Bank overdraft                                                                  14,903,517
--------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                     499,736,349
--------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                           34,432,502
Shares of beneficial interest redeemed                                           3,385,025
Distribution and service plan fees                                                 913,276
Shareholder communications                                                          68,432
Trustees' compensation                                                              26,421
Transfer and shareholder servicing agent fees                                        1,765
Other                                                                               33,448
                                                                           -----------------
Total liabilities                                                              553,500,735

--------------------------------------------------------------------------------------------
NET ASSETS                                                                 $ 2,111,059,265
                                                                           =================

--------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                 $        99,195
--------------------------------------------------------------------------------------------
Additional paid-in capital                                                   2,095,955,679
--------------------------------------------------------------------------------------------
Accumulated net investment income                                               11,971,425
--------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                  (163,480,144)
--------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                     166,513,110
                                                                           -----------------
NET ASSETS                                                                 $ 2,111,059,265
                                                                           =================

--------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------

Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $727,358,607 and 33,989,923 shares
of beneficial interest outstanding)                                        $         21.40
--------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,383,700,658 and 65,205,021 shares
of beneficial interest outstanding)                                        $         21.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F10 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $906)        $  20,243,859
Affiliated companies                                                           224,107
----------------------------------------------------------------------------------------
Portfolio lending fees                                                         453,430
----------------------------------------------------------------------------------------
Interest                                                                         7,575
                                                                         ---------------
Total investment income                                                     20,928,971

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------

Management fees                                                              7,010,443
----------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                           1,765,899
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                               4,935
Service shares                                                                   4,876
----------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                              14,860
Service shares                                                                  26,175
----------------------------------------------------------------------------------------
Trustees' compensation                                                          22,976
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                      6,287
----------------------------------------------------------------------------------------
Administration service fees                                                        750
----------------------------------------------------------------------------------------
Other                                                                           42,951
                                                                         ---------------
Total expenses                                                               8,900,152
Less reduction to custodian expenses                                              (857)
Less waivers and reimbursements of expenses                                     (5,972)
                                                                         ---------------
Net expenses                                                                 8,893,323

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       12,035,648

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
----------------------------------------------------------------------------------------

Net realized loss on investments from unaffiliated companies              (149,247,129)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                       (89,542,685)

----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $(226,754,166)
                                                                         ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F11 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS               YEAR
                                                                                        ENDED              ENDED
                                                                                JUNE 30, 2008       DECEMBER 31,
                                                                                  (UNAUDITED)               2007
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------

Net investment income                                                         $    12,035,648    $    26,378,059
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                         (149,247,129)       194,658,587
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             (89,542,685)      (129,622,213)
                                                                              ------------------------------------
Net increase (decrease) in net assets resulting from operations                  (226,754,166)        91,414,433

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Non-Service shares                                                                (10,725,797)       (10,356,753)
Service shares                                                                    (15,635,174)        (9,852,371)
                                                                              ------------------------------------
                                                                                  (26,360,971)       (20,209,124)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                (46,604,473)                --
Service shares                                                                    (82,181,746)                --
                                                                              ------------------------------------
                                                                                 (128,786,219)                --

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                (38,049,740)      (175,658,859)
Service shares                                                                    158,593,581        331,431,603
                                                                              ------------------------------------
                                                                                  120,543,841        155,772,744

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                        (261,357,515)       226,978,053
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                             2,372,416,780      2,145,438,727
                                                                              ------------------------------------
End of period (including accumulated net investment income of
$11,971,425 and $26,296,748, respectively)                                    $ 2,111,059,265    $ 2,372,416,780
                                                                              ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F12 | OPPENHEIMER MAIN STREET FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                              ENDED
                                                      JUNE 30, 2008                                   YEAR ENDED DECEMBER 31,
NON-SERVICE SHARES                                      (UNAUDITED)                2007                2006              2005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                  $       25.61         $     24.78         $     21.79       $     20.84
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .14 1               .33 1               .27 1             .26 1
Net realized and unrealized gain (loss)                       (2.65)                .75                2.98               .97
                                                      ----------------------------------------------------------------------------
Total from investment operations                              (2.51)               1.08                3.25              1.23
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.32)               (.25)               (.26)             (.28)
Distributions from net realized gain                          (1.38)                 --                  --                --
                                                      ----------------------------------------------------------------------------
Total dividends and/or distributions to shareholders          (1.70)                 --                  --                --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $       21.40         $     25.61         $     24.78       $     21.79
                                                      ============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            (9.56)%              4.43%              15.03%             5.98%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)              $     727,358         $   907,727         $ 1,046,146       $ 1,121,476
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $     788,190         $ 1,006,655         $ 1,054,522       $ 1,156,299
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          1.26%               1.28%               1.19%             1.26%
Total expenses                                                 0.65% 4,5,6         0.65% 4,5,6         0.66% 4,5         0.67% 6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          84%                111%                100%               88%

                                                           YEAR ENDED DECEMBER 31,
NON-SERVICE SHARES                                            2004            2003
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------

Net asset value, beginning of period                   $     19.20     $     15.32
---------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .27 1           .18
Net realized and unrealized gain (loss)                       1.53            3.86
                                                       --------------------------------
Total from investment operations                              1.80            4.04
---------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.16)           (.16)
Distributions from net realized gain                            --              --
                                                       --------------------------------
Total dividends and/or distributions to shareholders            --              --
---------------------------------------------------------------------------------------
Net asset value, end of period                         $     20.84     $     19.20
                                                       ================================

---------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            9.46%          26.72%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $ 1,238,948     $ 1,214,960
---------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 1,216,081     $ 1,003,396
---------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         1.39%           1.10%
Total expenses                                                0.67% 6         0.70% 6
---------------------------------------------------------------------------------------
Portfolio turnover rate                                         82%             85%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended June 30, 2008        0.65%
        Year Ended December 31, 2007          0.65%
        Year Ended December 31, 2006          0.66%

5. Waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F13 | OPPENHEIMER MAIN STREET FUND/VA

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                               ENDED
                                                       JUNE 30, 2008                                 YEAR ENDED DECEMBER 31,
SERVICE SHARES                                           (UNAUDITED)                2007                2006            2005
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $       25.38         $     24.58         $     21.63       $   20.70
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .11 1               .26 1               .22 1           .21 1
Net realized and unrealized gain (loss)                        (2.63)                .75                2.95             .96
                                                       --------------------------------------------------------------------------
Total from investment operations                               (2.52)               1.01                3.17            1.17
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.26)               (.21)               (.22)           (.24)
Distributions from net realized gain                           (1.38)                 --                  --              --
                                                       --------------------------------------------------------------------------
Total dividends and/or distributions to shareholders           (1.64)                 --                  --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $       21.22         $     25.38         $     24.58       $   21.63
                                                       ==========================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             (9.68)%              4.15%              14.76%           5.74%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $   1,383,701         $ 1,464,690         $ 1,099,293       $ 598,348
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   1,420,066         $ 1,315,488         $   810,181       $ 462,272
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           1.00%               1.03%               0.95%           1.02%
Total expenses                                                  0.90% 4,5,6         0.90% 4,5,6         0.91% 4,5       0.91% 6
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           84%                111%                100%             88%

                                                       YEAR ENDED DECEMBER 31,
SERVICE SHARES                                              2004          2003
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------

Net asset value, beginning of period                   $   19.10     $   15.26
-----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .25 1         .14
Net realized and unrealized gain (loss)                     1.49          3.85
                                                       ----------------------------
Total from investment operations                            1.74          3.99
-----------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.14)         (.15)
Distributions from net realized gain                          --            --
                                                       ----------------------------
Total dividends and/or distributions to shareholders          --            --
-----------------------------------------------------------------------------------
Net asset value, end of period                         $   20.70     $   19.10
                                                       ============================

-----------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          9.15%        26.44%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $ 372,845     $ 166,717
-----------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 262,660     $  98,210
-----------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       1.30%         0.83%
Total expenses                                              0.92% 6       0.96% 6
-----------------------------------------------------------------------------------
Portfolio turnover rate                                       82%           85%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended June 30, 2008        0.90%
        Year Ended December 31, 2007          0.90%
        Year Ended December 31, 2006          0.91%

5. Waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F14 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund/VA (the "Fund"), is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high total return. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

                      F15 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
CONCENTRATION OF RISKS. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and

                      F16 | OPPENHEIMER MAIN STREET FUND/VA
principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended December 31, 2007, the Fund utilized $51,195,980 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October foreign currency losses of $78.

      As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $149,247,207 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities             $ 2,462,318,069
                                                   ===============

        Gross unrealized appreciation              $   259,623,723
        Gross unrealized depreciation                 (114,062,954)
                                                   ---------------
        Net unrealized appreciation                $   145,560,769
                                                   ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

                     F17 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                      SIX MONTHS ENDED JUNE 30, 2008                YEAR ENDED DECEMBER 31, 2007
                                                        SHARES                AMOUNT                SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                 2,149,874    $       47,110,103             2,948,386    $       76,016,214
Dividends and/or distributions reinvested            2,774,941            57,330,270               425,853            10,356,753
Redeemed                                            (6,373,760)         (142,490,113)          (10,151,162)         (262,031,826)
                                                    -------------------------------------------------------------------------------
Net decrease                                        (1,448,945)   $      (38,049,740)           (6,776,923)   $     (175,658,859)
                                                    ===============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                 6,154,725    $      136,048,949            18,707,352    $      478,137,931
Dividends and/or distributions reinvested            4,768,240            97,748,917               407,708             9,846,137
Redeemed                                            (3,419,388)          (75,204,285)           (6,139,866)         (156,552,465)
                                                    -------------------------------------------------------------------------------
Net increase                                         7,503,577    $      158,593,581            12,975,194    $      331,431,603
                                                    ===============================================================================

                     F18 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                                PURCHASES              SALES
        --------------------------------------------------------------------
        Investment securities            $  1,857,916,919   $  1,865,578,116

----------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

        FEE SCHEDULE
        ------------------------------------------
        Up to $200 million                   0.75%
        Next $200 million                    0.72
        Next $200 million                    0.69
        Next $200 million                    0.66
        Over $800 million                    0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $9,843 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. These fees are paid out of the Fund's assets on an on-going basis and increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $5,972 for IMMF management fees.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

                      F19 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2008, the Fund had on loan securities valued at $487,401,609. Collateral of $499,736,349 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                     F20 | OPPENHEIMER MAIN STREET FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       7 | OPPENHEIMER MAIN STREET FUND/VA



JUNE 30, 2008
--------------------------------------------------------------------------------

  Oppenheimer                                              Management
  Balanced Fund/VA                                        Commentaries
  A Series of Oppenheimer Variable Account Funds              and
                                                           Semiannual
                                                             Report

--------------------------------------------------------------------------------

  MANAGEMENT COMMENTARIES

       Investment Strategy Discussion

       Listing of Top Holdings

  SEMIANNUAL REPORT

       Listing of Investments

       Financial Statements

                                                        [OPPENHEIMER FUNDS LOGO]

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                    BEGINNING        ENDING         EXPENSES
                                    ACCOUNT          ACCOUNT        PAID DURING
                                    VALUE            VALUE          6 MONTHS ENDED
ACTUAL                              JANUARY 1, 2008  JUNE 30, 2008  JUNE 30, 2008
-----------------------------------------------------------------------------------
Non-Service Shares                  $ 1,000.00       $   931.20     $ 3.22
-----------------------------------------------------------------------------------
Service Shares                        1,000.00           929.90       4.42

HYPOTHETICAL
(5% return before expenses)
-----------------------------------------------------------------------------------
Non-Service Shares                    1,000.00         1,021.53       3.37
-----------------------------------------------------------------------------------
Service Shares                        1,000.00         1,020.29       4.63

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS                                     EXPENSE RATIOS
--------------------------------------------------------
Non-Service shares                           0.67%
--------------------------------------------------------
Service shares                               0.92

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                        5 | OPENHEIMER BALANCED FUND/VA

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                        6 | OPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
COMMON STOCKS--51.1%
-----------------------------------------------------------------------------

CONSUMER DISCRETIONARY--4.5%
-----------------------------------------------------------------------------
MEDIA--4.5%
Liberty Global, Inc., Series A 1                     312,718   $ 9,828,727
-----------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                     317,090     9,626,852
                                                               --------------
                                                                19,455,579

-----------------------------------------------------------------------------
CONSUMER STAPLES--5.9%
-----------------------------------------------------------------------------
BEVERAGES--0.4%
InBev NV                                              26,500     1,831,716
-----------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
ConAgra Foods, Inc.                                   66,500     1,282,120
-----------------------------------------------------------------------------
Nestle SA                                             94,660     4,277,329
                                                               --------------
                                                                 5,559,449

-----------------------------------------------------------------------------
TOBACCO--4.2%
Altria Group, Inc.                                   162,830     3,347,785
-----------------------------------------------------------------------------
Lorillard, Inc.                                       96,140     6,649,042
-----------------------------------------------------------------------------
Philip Morris International, Inc.                    162,830     8,042,174
                                                               --------------
                                                                18,039,001

-----------------------------------------------------------------------------
ENERGY--4.4%
-----------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.4%
Alpha Natural Resources, Inc. 1                       17,200     1,793,788
-----------------------------------------------------------------------------
BP plc, ADR                                           41,820     2,909,417
-----------------------------------------------------------------------------
Exxon Mobil Corp.                                    115,610    10,188,709
-----------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                           56,600     4,008,978
                                                               --------------
                                                                18,900,892

-----------------------------------------------------------------------------
FINANCIALS--3.9%
-----------------------------------------------------------------------------
CAPITAL MARKETS--1.4%
Credit Suisse Group AG, ADR                          133,800     6,062,478
-----------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
American Express Co.                                  88,900     3,348,863
-----------------------------------------------------------------------------
INSURANCE--1.7%
Everest Re Group Ltd.                                 73,780     5,881,004
-----------------------------------------------------------------------------
National Financial Partners Corp.                     68,700     1,361,634
                                                               --------------
                                                                 7,242,638

-----------------------------------------------------------------------------
HEALTH CARE--6.6%
-----------------------------------------------------------------------------
BIOTECHNOLOGY--1.2%
Amicus Therapeutics, Inc. 1                          101,200     1,080,816
-----------------------------------------------------------------------------
deCODE genetics, Inc. 1                              193,500       178,020
-----------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                        243,900     1,270,719
-----------------------------------------------------------------------------
Orexigen Therapeutics, Inc. 1                        160,230     1,264,215
-----------------------------------------------------------------------------
Theravance, Inc. 1                                    58,800       697,956
-----------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                        255,000       838,950
                                                               --------------
                                                                 5,330,676

-----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Beckman Coulter, Inc.                                 34,630     2,338,564
-----------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
Medco Health Solutions, Inc. 1                        57,500     2,714,000
-----------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1              125,900     1,689,578
-----------------------------------------------------------------------------
WellPoint, Inc. 1                                     56,400     2,688,024
                                                               --------------
                                                                 7,091,602

-----------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.5%
Waters Corp. 1                                        30,900     1,993,050
-----------------------------------------------------------------------------
PHARMACEUTICALS--2.7%
Abbott Laboratories                                   52,200     2,765,034
-----------------------------------------------------------------------------
Medicines Co. (The) 1                                170,770     3,384,661
-----------------------------------------------------------------------------
Mylan, Inc.                                          213,600     2,578,152
-----------------------------------------------------------------------------
Schering-Plough Corp.                                140,600     2,768,414
                                                               --------------
                                                                11,496,261

-----------------------------------------------------------------------------
INDUSTRIALS--5.5%
-----------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Orbital Sciences Corp. 1                              68,424     1,612,069
-----------------------------------------------------------------------------
United Technologies Corp.                             53,240     3,284,908
                                                               --------------
                                                                 4,896,977

-----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Sinomem Technology Ltd.                            1,597,000       751,226
-----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.1%
Siemens AG, Sponsored ADR                             80,700     8,887,491
-----------------------------------------------------------------------------
MACHINERY--1.7%
Navistar International Corp. 1                       112,700     7,417,914
-----------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
Aircastle Ltd.                                       222,000     1,867,020
-----------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.6%
-----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc. 1                                143,550     3,338,973
-----------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
International Business Machines Corp.                 36,410     4,315,677
-----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.0%
CalAmp Corp. 1                                            19            39
-----------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc. 1                                         113,490     3,101,682
-----------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  3,100     1,631,902
-----------------------------------------------------------------------------
Yahoo!, Inc. 1                                       106,220     2,194,505
                                                               --------------
                                                                 6,928,089

-----------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
Lam Research Corp. 1                                  59,800     2,161,770
-----------------------------------------------------------------------------
Texas Instruments, Inc.                              125,030     3,520,845
                                                               --------------
                                                                 5,682,615

                       F1 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                        SHARES          VALUE
-------------------------------------------------------------------------------
SOFTWARE--11.9%
Microsoft Corp.                                        305,600   $  8,407,056
-------------------------------------------------------------------------------
Novell, Inc. 1                                         364,440      2,146,552
-------------------------------------------------------------------------------
Synopsys, Inc. 1                                       191,020      4,567,288
-------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                1,088,950     27,844,452
-------------------------------------------------------------------------------
THQ, Inc. 1                                            408,700      8,280,262
                                                                 --------------
                                                                   51,245,610

-------------------------------------------------------------------------------
MATERIALS--1.4%
-------------------------------------------------------------------------------
CHEMICALS--0.5%
Lubrizol Corp. (The)                                    47,600      2,205,308
-------------------------------------------------------------------------------
METALS & MINING--0.9%
Carpenter Technology Corp.                              37,400      1,632,510
-------------------------------------------------------------------------------
Teck Cominco Ltd., Cl. B                                48,700      2,348,317
                                                                 --------------
                                                                    3,980,827

-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.4%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
AT&T, Inc.                                             114,000      3,840,660
-------------------------------------------------------------------------------
XO Holdings, Inc. 1                                         85             35
                                                                 --------------
                                                                    3,840,695

-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Nextel Corp.                                    231,300      2,197,350
-------------------------------------------------------------------------------
UTILITIES--0.9%
-------------------------------------------------------------------------------
ENERGY TRADERS--0.9%
AES Corp. (The) 1                                      138,300      2,656,743
-------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                                  163,600      1,398,780
                                                                 --------------
                                                                    4,055,523
                                                                 --------------

Total Common Stocks (Cost $ 187,613,043)                          220,302,103

-------------------------------------------------------------------------------
PREFERRED STOCKS--1.6%
-------------------------------------------------------------------------------

Companhia Vale do Rio Doce,
Sponsored ADR                                          112,240      3,349,242
-------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                     129,980      3,747,536
                                                                 --------------
Total Preferred Stocks (Cost $ 554,010)                             7,096,778

                                                         UNITS
-------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------

XO Communications, Inc.:
Series A Wts., Strike Price $6.25, Exp. 1/16/10 1          171              5
Series B Wts., Strike Price $7.50, Exp. 1/16/10 1,2        128              1
Series C Wts., Strike Price $10, Exp. 1/16/10 1,2          128              1
                                                                 --------------
Total Rights,Warrants and Certificates (Cost $0)                            7

                                                     PRINCIPAL
                                                        AMOUNT          VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.1%
-------------------------------------------------------------------------------

Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8,
Cl. A2, 2.963%, 5/25/34 3                           $  830,484   $    740,708
-------------------------------------------------------------------------------
Capital One Prime Auto Receivables
Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4,
2.491%, 4/15/11 3                                    2,096,816      2,092,056
-------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                    180,000        157,123
-------------------------------------------------------------------------------
Countrywide Home Loans,
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.223%, 2/25/33 3                18,836         15,930
Series 2005-11, Cl. AF2, 4.657%, 2/25/36               238,221        237,925
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 3            360,000        313,534
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 3            240,000        218,608
-------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2,
2.603%, 12/25/29 3                                     480,000        429,212
-------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust,
Automobile Receivable Obligations,
Series 2005-2, Cl. A4, 4.15%, 10/15/10                 314,218        315,211
-------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3,
Closed-End Home Equity Loan
Asset-Backed Nts., Series 2005-3,
Cl. A1, 2.742%, 1/20/35 3                              317,240        293,904
-------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2006-4,
Closed-End Home Equity Loan
Asset-Backed Certificates,
Series 2006-4, Cl. A2V, 2.592%, 3/20/36 3              180,000        172,128
-------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35 3                                       200,171        200,988
-------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust,
Credit Card Receivables,
Series 2003-C7, Cl. C7, 3.821%, 3/15/16 3            1,710,000      1,506,542
-------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 2.583%, 7/1/36 3             1,100,000      1,058,272
-------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home
Equity Mtg. Asset-Backed
Pass-Through Certificates,
Series 2006-KS7, Cl. A2, 2.583%, 9/25/36 3             800,000        773,989
-------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 2.523%, 9/25/36 3            332,930        327,880
                                                                 --------------
Total Asset-Backed Securities (Cost $ 9,460,459)                    8,854,010

                       F2 | OPPENHEIMER BALANCED FUND/VA

                                                       PRINCIPAL
                                                          AMOUNT         VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--40.2%
--------------------------------------------------------------------------------

GOVERNMENT AGENCY--25.2%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--25.1%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19-7/15/19                               $ 1,708,348   $ 1,666,386
5%, 12/15/32-12/15/34                                  3,037,405     2,930,161
6%, 3/15/33                                              267,813       272,369
6.50%, 4/15/18-4/1/34                                  2,413,270     2,513,363
7%, 12/1/23-10/1/31                                    1,057,421     1,117,965
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 2006-11, Cl. PS, 15.464%, 3/25/36 3               337,447       368,109
Series 2043, Cl. ZP, 6.50%, 4/15/28                      548,457       574,900
Series 2055, Cl. ZM, 6.50%, 5/15/28                      302,634       314,809
Series 2075, Cl. D, 6.50%, 8/15/28                       739,721       777,123
Series 2080, Cl. Z, 6.50%, 8/15/28                       198,860       208,885
Series 2461, Cl. PZ, 6.50%, 6/15/32                      767,222       814,989
Series 2500, Cl. FD, 2.971%, 3/15/32 3                    94,509        93,934
Series 2526, Cl. FE, 2.871%, 6/15/29 3                   138,519       137,880
Series 2538, Cl. F, 3.071%, 12/15/32 3                 1,462,257     1,467,506
Series 2551, Cl. FD, 2.871%, 1/15/33 3                   105,835       105,197
Series 2676, Cl. KY, 5%, 9/15/23                         298,000       290,656
Series 3025, Cl. SJ, 15.689%, 8/15/35 3                  109,587       120,968
Series 3094, Cl. HS, 15.322%, 6/15/34 3                  209,772       226,662
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 14.692%, 6/1/26 4                    182,112        48,584
Series 183, Cl. IO, 13.67%, 4/1/27 4                     298,324        66,840
Series 184, Cl. IO, 19.512%, 12/1/26 4                   321,795        85,694
Series 192, Cl. IO, 14.783%, 2/1/28 4                     87,733        22,672
Series 200, Cl. IO, 14.589%, 1/1/29 4                    108,125        28,880
Series 2130, Cl. SC, 28.009%, 3/15/29 4                  228,246        23,454
Series 216, Cl. IO, 13.426%, 12/1/31 4                   170,142        48,485
Series 224, Cl. IO, 10.259%, 3/1/33 4                    540,324       143,409
Series 243, Cl. 6, 8.293%, 12/15/32 4                    324,922        96,532
Series 2796, Cl. SD, 38.743%, 7/15/26 4                  330,568        31,450
Series 2802, Cl. AS, 75%, 4/15/33 4                      493,409        37,643
Series 2920, Cl. S, 44.531%, 1/15/35 4                 1,846,280       168,209
Series 3000, Cl. SE, 75.896%, 7/15/25 4                1,908,384       128,954
Series 3110, Cl. SL, 99.999%, 2/15/26 4                  279,036        19,628
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 4.256%, 6/1/26 5                      80,146        64,554
Series 192, Cl. PO, 5.893%, 2/1/28 5                      87,733        68,465
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 8/1/20                                            528,568       517,072
4.50%, 7/1/22 6                                        7,720,000     7,461,859
5%, 12/25/17-9/25/35                                  12,354,534    12,216,761
5%, 7/1/38 6                                           5,456,000     5,230,089
5%, 12/1/17 7                                          2,806,782     2,804,560
5.50%, 9/25/20-9/1/36                                  4,450,061     4,414,210
5.50%, 7/1/22-7/1/37 6                                19,989,000    19,737,440
6%, 8/25/32-8/1/34                                     9,387,616     9,535,143
6%, 7/1/22 6                                           4,324,000     4,432,775
6.50%, 6/25/17-10/25/30                                1,946,099     2,029,524
6.50%, 12/25/29 7                                      2,500,078     2,601,986
7%, 11/1/17-11/25/35                                   2,367,184     2,504,022
7.50%, 1/1/33                                            322,401       348,281
8.50%, 7/1/32                                             13,147        14,483
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Grantor Trust, Gtd. Trust Mtg.
Pass-Through Certificates,
Trust 2002-T1, Cl. A2, 7%, 11/25/31                      643,154       682,045
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                  619,288       644,291
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                     562,198       583,190
Trust 1998-61, Cl. PL, 6%, 11/25/28                      293,883       302,505
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                   775,219       815,683
Trust 2001-70, Cl. LR, 6%, 9/25/30                        32,235        32,411
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                    275,312       287,986
Trust 2002-9, Cl. PC, 6%, 3/25/17                        622,559       647,609
Trust 2003-130, Cl. CS, 9.135%, 12/25/33 3               187,852       181,325
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                  1,052,000     1,053,782
Trust 2003-84, Cl. PW, 3%, 6/25/22                         8,305         8,286
Trust 2004-101, Cl. BG, 5%, 1/25/20                    1,110,000     1,108,659
Trust 2005-59, Cl. NQ, 10.669%, 5/25/35 3                344,825       332,841
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                  1,000,000       985,878
Trust 2006-46, Cl. SW, 15.097%, 6/25/36 3                250,848       268,965
Trust 2006-50, Cl. KS, 15.098%, 6/25/36 3                656,262       687,496
Trust 2006-50, Cl. SK, 15.098%, 6/25/36 3                618,959       647,739
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                  2,983,000     2,930,394
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-65, Cl. S, 40.719%, 11/25/31 4                868,225       115,029
Trust 2001-81, Cl. S, 26.301%, 1/25/32 4                 184,770        23,302
Trust 2002-47, Cl. NS, 24.932%, 4/25/32 4                410,004        49,380
Trust 2002-51, Cl. S, 25.185%, 8/25/32 4                 376,481        45,513
Trust 2002-52, Cl. SD, 23.271%, 9/25/32 4                418,700        48,421
Trust 2002-77, Cl. SH, 29.756%, 12/18/32 4               251,900        26,141
Trust 2002-84, Cl. SA, 42.033%, 12/25/32 4               767,628        98,190
Trust 2002-9, Cl. MS, 25.626%, 3/25/32 4                 276,995        34,124
Trust 2003-118, Cl. S, 38.174%, 12/25/33 4             1,631,843       249,471
Trust 2003-33, Cl. SP, 42.825%, 5/25/33 4                857,771       125,406
Trust 2003-4, Cl. S, 39.247%, 2/25/33 4                  495,819        75,758
Trust 2003-46, Cl. IH, 2.206%, 6/1/33 4                2,885,661       645,269
Trust 2004-54, Cl. DS, 28.703%, 11/25/30 4               361,350        31,011
Trust 2005-19, Cl. SA, 42.104%, 3/25/35 4              4,844,541       356,093
Trust 2005-40, Cl. SA, 41.56%, 5/25/35 4               1,010,038        80,760
Trust 2005-6, Cl. SE, 50.176%, 2/25/35 4               1,339,415       105,558
Trust 2005-71, Cl. SA, 52.92%, 8/25/25 4               1,190,523       106,330
Trust 2005-87, Cl. SE, 99.999%, 10/25/35 4             2,421,789       161,195
Trust 2005-87, Cl. SG, 79.289%, 10/25/35 4             2,407,695       233,437
Trust 2006-33, Cl. SP, 60.942%, 5/25/36 4              2,677,221       300,403

                       F3 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                     AMOUNT          VALUE
----------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 222, Cl. 2, 19.006%, 6/1/23 4              $  679,811   $    185,604
Trust 233, Cl. 2, 17.54%, 8/1/23 4                  569,974        127,909
Trust 240, Cl. 2, 23.618%, 9/1/23 4               1,080,863        308,098
Trust 252, Cl. 2, 18.294%, 11/1/23 4                505,732        143,541
Trust 273, Cl. 2, 17.433%, 8/1/26 4                 143,178         39,218
Trust 319, Cl. 2, 13.24%, 2/1/32 4                  185,029         47,932
Trust 321, Cl. 2, 8.622%, 4/1/32 4                1,926,873        495,925
Trust 331, Cl. 9, 15.505%, 2/1/33 4                 525,197        116,409
Trust 334, Cl. 17, 22.286%, 2/1/33 4                301,181         77,589
Trust 339, Cl. 12, 7.81%, 7/1/33 4                  534,761        135,064
Trust 339, Cl. 7, 5.583%, 7/1/33 4                2,029,052        476,532
Trust 342, Cl. 2, 14.101%, 9/1/33 4                 217,578         58,528
Trust 343, Cl. 13, 8.358%, 9/1/33 4                 433,241        108,961
Trust 344, Cl. 2, 11.128%, 12/1/33 4              3,703,405        997,335
Trust 345, Cl. 9, 8.72%, 1/1/34 4                   746,419        186,451
Trust 362, Cl. 12, 7.296%, 8/1/35 4               1,256,116        296,785
Trust 362, Cl. 13, 7.243%, 8/1/35 4                 695,879        164,449
Trust 364, Cl. 16, 9.622%, 9/1/35 4                 548,975        137,062
----------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 4.816%,
9/25/23 5                                           238,061        191,147
                                                              --------------
                                                               108,339,935

----------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn.,
8%, 4/15/23                                         137,223        150,050
----------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, 42.233%, 1/16/27 4          385,694         35,926
Series 2002-15, Cl. SM, 36.868%, 2/16/32 4          461,033         42,373
Series 2002-76, Cl. SY, 38.492%, 12/16/26 4         955,880         95,323
Series 2004-11, Cl. SM, 23.293%, 1/17/30 4          306,123         33,432
                                                              --------------
                                                                   357,104

----------------------------------------------------------------------------
NON-AGENCY--15.0%
----------------------------------------------------------------------------
COMMERCIAL--5.5%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2006-1, Cl. AM, 5.421%, 9/1/45             1,800,000      1,650,048
----------------------------------------------------------------------------
Banc of America Funding Corp., Mtg.
Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32              551,961        553,272
----------------------------------------------------------------------------
Banc of America Mortgage Securities,
Inc., Mtg. Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32              463,429        472,634
----------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg.
Pass-Through Certificates,
Series 2006-2, Cl. A1B, 2.493%, 8/25/08 3           168,533        164,413
----------------------------------------------------------------------------
Citigroup Mortgage Loan Trust,
Inc. 2006-WF1, Asset-Backed
Pass-Through Certificates,
Series 2006-WF1, Cl. A2B,
5.536%, 3/1/36 $                                    123,328        123,292
----------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4
Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A2B,
5.205%, 12/11/49                                    570,000        555,153
----------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust
2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 2.883%,
10/25/36 3                                        1,407,409      1,200,341
Series 2006-A5, Cl. 1A13, 2.933%,
10/25/36 3                                          741,949        620,070
----------------------------------------------------------------------------
CWALT Alternative Loan Trust
2006-HY13, Mtg. Pass-Through
Certificates, Series 2006-HY13, Cl. 3A1,
5.978%, 1/1/47 3                                    166,738        157,880
----------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage
Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36            298,187        295,509
Series 2006-AB4, Cl. A1A, 6.005%,
10/25/36                                            808,873        796,648
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36               98,840         97,258
----------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates,
Series 2004-FA2, Cl. 3A1, 6%, 1/25/35               380,683        337,033
----------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates,
Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37            460,103        444,885
----------------------------------------------------------------------------
Greenwich Capital Commercial
Mortgage 2007-GG11, Commercial
Mtg. Pass-Through Certificates,
Series 2007-GG11, Cl. A4, 5.736%, 8/1/17            790,000        748,426
----------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP4, Cl. AM,
4.999%, 10/1/42                                     450,000        420,325
Series 2007-LDPX, Cl. A2S, 5.305%,
1/15/49                                           1,660,000      1,617,512
Series 2007-LD12, Cl. A2, 5.827%,
2/15/51                                             510,000        504,084
Series 2008-C2, Cl. A4, 6.068%,
2/1/51                                            1,650,000      1,655,165

                       F4 | OPPENHEIMER BALANCED FUND/VA

                                                  PRINCIPAL
                                                     AMOUNT         VALUE
---------------------------------------------------------------------------
COMMERCIAL Continued
LB-UBS Commercial Mortgage Trust
2005-C7, Commercial Mtg.
Pass-Through Certificates,
Series 2005-C7, Cl. A2, 5.103%, 11/11/30         $  340,000   $   339,381
---------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31           1,010,000     1,001,464
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 3         1,010,000       914,337
---------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2007-C1, Commercial Mtg.
Pass-Through Certificates,
Series 2007-C1, Cl. A2, 5.318%, 1/15/12             910,000       890,623
---------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                783,937       714,620
---------------------------------------------------------------------------
Merrill Lynch/Countrywide
Commercial Mortgage Trust 2007-9,
Commercial Mtg. Pass-Through
Certificates, Series 2007-9, Cl. A4, 5.70%,
9/1/17                                            1,450,000     1,370,144
---------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                       17,726        17,810
---------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                             983,000     1,032,149
---------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A114,
5.75%, 4/25/37                                      658,892       631,720
---------------------------------------------------------------------------
Residential Asset Securitization Trust
2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%,
9/25/36                                             867,477       858,739
---------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-3,
Mtg. Pass-Through Certificates,
Series 2007-3, Cl. 1A1, 5.658%, 6/1/37 3          1,219,949     1,143,893
---------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates,
Series 2006-C29, Cl. A2, 5.272%, 11/15/48           256,000       251,957
---------------------------------------------------------------------------
Wachovia Mortgage Loan Trust LLC,
Mtg. Pass-Through Certificates,
Series 2007-A, Cl. 1A1, 5.996%, 3/1/37 3            283,982       280,260
---------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY1 Trust, Mtg.
Pass-Through Certificates,
Series 2007-HY1, Cl. 1A2, 5.714%, 2/25/37 2,3       356,098       195,854
---------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY3 Trust, Mtg.
Pass-Through Certificates,
Series 2007-HY3, Cl. 2A2, 5.665%, 3/1/37 3          907,763       660,083
---------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY4 Trust, Mtg.
Pass-Through Certificates,
Series 2007-HY4, Cl. 5A1, 5.636%, 11/1/36 3         234,518       223,290
---------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY5 Trust, Mtg.
Pass-Through Certificates,
Series 2007-HY5, Cl. 2A3, 5.658%, 5/1/37 3          239,206       223,233
---------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-EE Trust, Mtg.
Pass-Through Certificates,
Series 2004-EE, Cl. 3A2, 4.013%, 12/1/34 3          474,951       468,771
---------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-U Trust, Mtg.
Pass-Through Certificates,
Series 2004-U, Cl. A1, 6.313%, 10/1/34 3             83,423        83,233
                                                              ------------
                                                               23,715,509

---------------------------------------------------------------------------
MANUFACTURED HOUSING--0.8%
Wells Fargo Mortgage-Backed
Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR12, Cl. 2A1, 6.099%, 9/25/36 3      1,478,953     1,414,802
---------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR2, Cl. 2A5, 5.106%, 3/25/36 3       1,791,438     1,736,710
                                                              -------------
                                                                3,151,512

---------------------------------------------------------------------------
MULTIFAMILY--4.1%
Banc of America Mortgage Securities,
Inc., Mtg. Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.606%, 6/25/33 3           875,381       873,394
Series 2005-F, Cl. 2A3, 4.713%, 7/25/35 3         1,324,041     1,283,589
---------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg.
Pass-Through Certificates,
Series 2006-4, Cl. 2A1, 5.794%, 10/25/36 3          707,704       628,505
---------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust
2003-46, Mtg. Pass-Through
Certificates, Series 2003-46, Cl. 1A2,
4.13%, 1/19/34 3                                    858,294       851,508

                       F5 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
MULTIFAMILY Continued
CHL Mortgage Pass-Through Trust
2005-HYB1, Mtg. Pass-Through
Certificates, Series 2005-HYB1,
Cl. 1A2, 4.995%, 3/25/35 3                         $1,225,198   $  1,163,939
------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust
2007-HY1, Mtg. Pass-Through
Certificates, Series 2007-HY1,
Cl. 1A1, 5.694%, 4/25/37 3                          1,721,186      1,607,795
------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5,
Cl. 1 A3A, 5.89%, 7/25/36 3                           580,688        563,910
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB,
Cl. 2A4, 5.75%, 1/25/35                             1,166,000      1,002,195
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-85CB, Mtg. Pass-Through
Certificates, Series 2005-85CB,
Cl. 2A3, 5.50%, 2/25/36                               860,000        771,043
------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust,
Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.297%, 7/19/35 3         1,301,667      1,124,561
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                800,000        722,367
------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7,
Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.149%, 11/25/35 3        2,090,908      1,996,346
------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors
Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 5.995%,
6/25/37 3                                           1,575,920      1,515,125
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-AA Trust, Mtg.
Pass-Through Certificates,
Series 2004-AA, Cl. 2A, 4.993%,
12/25/34 3                                            428,188        416,624
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-S Trust, Mtg.
Pass-Through Certificates,
Series 2004-S, Cl. A1, 3.541%, 9/25/34 3              359,497        342,362
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates,
Series 2005-AR2, Cl. 2A2, 4.542%, 3/25/35 3           258,334        249,788
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates,
Series 2005-AR4, Cl. 2A2, 4.526%, 4/25/35 3           430,460        412,301
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 3          881,511        853,946
Series 2006-AR10, Cl. 2A1, 5.646%, 7/25/36 3          670,959        649,819
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR2, Cl. 2A6, 5.106%, 3/25/36 3           346,244        321,485
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR6, Cl. 3A1, 5.092%, 3/25/36 3           386,820        372,739
                                                                --------------
                                                                  17,723,341

------------------------------------------------------------------------------
RESIDENTIAL--4.6%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2007-4, Cl. A4, 5.936%, 7/1/17 3               820,000        782,526
------------------------------------------------------------------------------
Chase Mortgage Finance Trust
2005-S1, Multiclass Mtg. Pass-Through
Certificates, Series 2005-S1, Cl. 1A5, 5.50%,
5/25/35                                               490,000        450,002
------------------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2007-HY4, Mtg. Pass-Through
Certificates, Series 2007-HY4, Cl. 1A1, 6.094%,
9/25/47 3                                           1,737,299      1,563,569
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2004-24CB, Mtg. Pass-Through
Certificates, Series 2004-24CB,
Cl. 1A1, 6%, 11/1/34                                  686,429        643,723
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB,
Cl. 3A1, 6%, 1/1/35                                   557,488        507,514
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-18CB, Mtg. Pass-Through
Certificates, Series 2005-18CB,
Cl. A8, 5.50%, 5/25/36                              1,170,000        999,532
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-J1, Mtg. Pass-Through
Certificates, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                             1,059,076        932,793
------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust
2007-C7, Commercial Mtg.
Pass-Through Certificates,
Series 2007-C7, Cl. A3, 5.866%, 9/11/45             1,840,000      1,759,264

                       F6 | OPPENHEIMER BALANCED FUND/VA

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
RESIDENTIAL Continued
Morgan Stanley Mortgage Loan Trust
2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3,
5.427%, 6/25/36 3                                  $  530,000   $    499,314
------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                        327,931        319,264
------------------------------------------------------------------------------
RALI Series 2004-QS10 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2004-QS10,
Cl. A3, 2.983%, 7/25/34 3                             122,152        109,121
------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                  492,914        489,948
------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 5/1/36                                   357,913        345,960
------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1,
Mtg. Pass-Through Certificates,
Series 2007-S1, Cl. 3A1, 5.009%, 8/1/22 3           1,973,944      1,913,091
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2003-AR9 Trust, Mtg.
Pass-Through Certificates,
Series 2003-AR9, Cl. 2A, 4.046%, 9/25/33 3            613,426        587,272
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR12 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 3        1,856,541      1,722,752
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR8, Cl. 2A1, 6.13%, 8/25/36 3          1,791,897      1,759,069
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY2 Trust, Mtg.
Pass-Through Certificates,
Series 2007-HY2, Cl. 2A1, 6.611%, 11/1/36 3           107,779        101,827
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY6 Trust, Mtg.
Pass-Through Certificates,
Series 2007-HY6, Cl. 2A1, 5.698%, 6/25/37 3         1,221,887      1,134,370
------------------------------------------------------------------------------
Washington Mutual Mortgage
Pass-Through Certificates, Mtg.
Pass-Through Certificates,
Series 2007-1, Cl. 1A8, 6%, 2/25/37                 1,910,940      1,855,719
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2003-6 Trust, Mtg.
Pass-Through Certificates,
Series 2003-6, Cl. 1A1, 5%, 6/25/18                   688,947        666,385
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-EE Trust, Mtg.
Pass-Through Certificates,
Series 2004-EE, Cl. 3A1, 4.013%, 12/1/34 3            200,535        197,926
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-R Trust, Mtg.
Pass-Through Certificates,
Series 2004-R, Cl. 2A1, 4.365%, 9/1/34 3              101,156         98,488
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR5 Trust, Mtg.
Pass-Through Certificates,
Series 2006-AR5, Cl. 2A2, 5.54%, 4/1/36 2,3           740,214        488,542
                                                                --------------
                                                                  19,927,971
                                                                --------------
Total Mortgage-Backed Obligations
(Cost $ 173,179,370)                                             173,215,372

------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--12.2%
------------------------------------------------------------------------------

ABN Amro Bank NV (NY Branch),
7.125% Sub. Nts., Series B, 10/15/93                  400,000        390,637
------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31        880,000        906,107
------------------------------------------------------------------------------
American International Group, Inc.,
6.25% Jr. Sub. Bonds, 3/15/37                         105,000         82,587
------------------------------------------------------------------------------
Axa SA, 6.379% Sub. Perpetual Bonds 8,9             2,135,000      1,720,639
------------------------------------------------------------------------------
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K 9               1,345,000      1,263,278
8.125% Perpetual Bonds, Series M 9                    225,000        212,965
------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 9         2,600,000      2,148,042
------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08 2    1,520,000      1,535,103
------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13         310,000        296,285
------------------------------------------------------------------------------
Capmark Financial Group, Inc.:
3.366% Sr. Unsec. Nts., 5/10/10 3                     375,000        289,218
5.875% Sr. Unsec. Nts., 5/10/12                       585,000        413,123
------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09 2        765,000        730,575
------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08     845,000        857,650
------------------------------------------------------------------------------
CIT Group Funding Co. of Canada,
4.65% Sr. Unsec. Nts., 7/1/10                         670,000        560,746
------------------------------------------------------------------------------

                       F7 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                           AMOUNT          VALUE
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
----------------------------------------------------------------------------------

Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57 3                      $ 1,870,000   $  1,773,731
8.40% Perpetual Bonds, Series E 9                         760,000        723,414
----------------------------------------------------------------------------------
Clear Channel Communications,
Inc., 6.25% Nts., 3/15/11                                 710,000        602,082
----------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec.
Debs., 7/29/93                                            360,000        424,093
----------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec.
Nts., 7/15/08                                             845,000        847,113
----------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                    285,000        285,713
----------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                            126,000        148,877
----------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 2           445,000        445,556
----------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08      1,285,000      1,288,213
----------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr.
Unsec. Unsub. Nts., 8/1/12                                195,000        196,860
----------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts.,
9/15/10                                                 2,030,000      1,771,080
----------------------------------------------------------------------------------
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08 2,3         141,000        144,349
----------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31      1,400,000        913,333
----------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                              1,850,000      1,574,637
----------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual
Bonds, Series A 8,9                                     3,100,000      2,175,115
----------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts.,
11/30/35 3                                              2,530,000      2,032,653
----------------------------------------------------------------------------------
Hyundai Motor Manufacturing
Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08 8            610,000        610,463
----------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90%
Perpetual Bonds, Series 1 9                             1,520,000      1,429,454
----------------------------------------------------------------------------------
Kaneb Pipe Line Operating
Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13            830,000        800,509
----------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
7.50% Sub. Nts., 5/11/38                                1,990,000      1,853,178
----------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09            1,010,000        984,750
----------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09             290,000        294,315
----------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                950,000        960,629
----------------------------------------------------------------------------------
Macy's Retail Holdings, Inc., 4.80% Sr. Nts.,
7/15/09                                                   875,000        857,726
----------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34         565,000        227,605
----------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds,
5/14/38                                                 1,795,000      1,689,316
----------------------------------------------------------------------------------
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/68 3       300,000        324,488
----------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds,
12/15/66 3                                              1,710,000      1,500,612
----------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09             1,305,000      1,290,319
----------------------------------------------------------------------------------
Monongahela Power Co., 7.36%
Unsec. Nts., Series A, 1/15/10                          1,030,000      1,056,162
----------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09         865,000        877,242
----------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 8                       268,869        267,359
----------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09        1,360,000      1,343,669
----------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 8                             1,285,000      1,497,823
----------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts.,
7/1/25 8                                                1,110,000      1,218,117
----------------------------------------------------------------------------------
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08                              131,000        131,328
8.875% Unsec. Unsub. Nts., 3/15/12                      1,720,000      1,763,000
----------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08         500,000        513,739
----------------------------------------------------------------------------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                              25,000         24,834
4% Nts., 1/15/09                                          915,000        903,893
----------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                   490,000        486,509
----------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                765,000        751,613
----------------------------------------------------------------------------------
Univision Communications, Inc.,
3.875% Sr. Unsec. Nts., 10/15/08                          315,000        311,850
----------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts.,
3/15/13                                                   210,000        205,331
----------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec.
Nts., 8/1/09                                              985,000      1,015,848
----------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp., 6.625% Nts., 12/1/14                       740,000        680,800
                                                                    --------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $ 56,504,635)                                   52,626,255

----------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.2%
----------------------------------------------------------------------------------

Theravance, Inc., 3% Cv. Sub. Nts.,
1/15/15 (Cost $1,486,000)                               1,486,000      1,066,205

                       F8 | OPPENHEIMER BALANCED FUND/VA


                                                           SHARES          VALUE
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
INVESTMENT COMPANY--2.6%
----------------------------------------------------------------------------------

Oppenheimer Institutional Money
Market Fund, Cl. E, 2.69% 10,11
(Cost $ 11,064,442)                                    11,064,442   $ 11,064,442
----------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $ 439,861,959)                                        110.0%   474,225,172
----------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                       (10.0)   (43,165,931)
                                                      ----------------------------
NET ASSETS                                                  100.0%  $431,059,241
                                                      ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $3,539,981, which represents 0.82% of the Fund's net assets. See Note 8 of accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $8,171,671 or 1.90% of the Fund's net assets as of June 30, 2008.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $324,166 or 0.08% of the Fund's net assets as of June 30, 2008.

6. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $3,682,710. See Note 6 of accompanying Notes.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $7,489,516 or 1.74% of the Fund's net assets as of June 30, 2008.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES        GROSS         GROSS          SHARES
                                                     DECEMBER 31, 2007    ADDITIONS    REDUCTIONS   JUNE 30, 2008
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          16,578,809   77,520,248    83,034,615      11,064,442


                                                                                                         DIVIDEND
                                                                                            VALUE          INCOME
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                    $11,064,442   $     124,964

11. Rate shown is the 7-day yield as of June 30, 2008.

                       F9 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

            1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

            2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

            3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                           INVESTMENTS IN   OTHER FINANCIAL
                                                               SECURITIES      INSTRUMENTS*
            --------------------------------------------------------------------------------
            Level 1--Quoted Prices                         $  236,631,614   $       (82,117)
            Level 2--Other Significant Observable Inputs      233,536,760        (4,290,244)
            Level 3--Significant Unobservable Inputs            4,056,798                --
                                                           ---------------------------------
            Total                                          $  474,225,172   $    (4,372,361)
                                                           =================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                          CONTRACT AMOUNT   EXPIRATION                  UNREALIZED
CONTRACT DESCRIPTION                           BUY/SELL            (000s)         DATE        VALUE   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
Canadian Dollar (CAD)                               Buy         1,867 CAD       7/2/08   $1,831,359   $     23,841

--------------------------------------------------------------------------------
FUTURE CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                                      UNREALIZED
                                                          NUMBER OF   EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION                           BUY/SELL   CONTRACTS         DATE         VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                                     Buy         103      9/19/08   $11,906,156     $    162,174
U.S. Treasury Nts., 2 yr.                          Sell         296      9/30/08    62,516,125            9,930
U.S. Treasury Nts., 5 yr.                           Buy          77      9/30/08     8,512,711          (32,864)
U.S. Treasury Nts., 10 yr.                         Sell         322      9/19/08    36,682,844          (70,815)
                                                                                                   ------------
                                                                                                   $     68,425
                                                                                                   ============

                       F10 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                          BUY/SELL    NOTIONAL                                 PREMIUM
SWAP                                                        CREDIT      AMOUNT   PAY/RECEIVE   TERMINATION   RECEIVED/
COUNTERPARTY        REFERENCE ENTITY                    PROTECTION      (000s)    FIXED RATE          DATE      (PAID)       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                    American International Group, Inc.        Sell   $   1,875         1.850%      9/20/08   $     --    $     864
                    Capmark Financial Group, Inc.             Sell         520         1.000       6/20/12         --     (135,752)
                    Countrywide Home Loans, Inc.              Sell         675         0.750       9/20/08         --       (8,385)
                    Dillard's, Inc.                           Sell         370         1.900      12/20/08         --       (3,568)
                    HCP, Inc.                                 Sell         455         4.600       3/20/09         --          464
                    iStar Financial, Inc.                     Sell         480         4.400      12/20/12         --      (39,723)
                    Kohl's Corp.                               Buy         285         1.180       6/20/18         --        3,054
                    Kohl's Corp.                              Sell         285         1.080       6/20/13         --       (1,521)
                    Kohl's Corp.                              Sell         285         0.900       6/20/13         --       (3,762)
                    Kohl's Corp.                               Buy         285         1.040       6/20/18         --        6,002
                    Lehman Brothers Holdings, Inc.            Sell       1,110         0.490       9/20/10         --      (56,713)
                    Merrill Lynch & Co., Inc.                 Sell       2,090         0.680       9/20/08         --          303
                    Morgan Stanley                            Sell       1,595         2.150       9/20/08         --        5,884
                    Six Flags, Inc.                           Sell         535         8.250      12/20/08         --      (39,336)
                    Toys "R" Us, Inc.                         Sell         550         1.450       9/20/08         --       (8,790)
                    XL Capital Ltd.                           Sell         610         3.550       9/20/09         --           --
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                    ArvinMeritor, Inc.                        Sell         885         1.550       9/20/08         --      (10,166)
                    CenturyTel, Inc.                           Buy         420         1.230       9/20/13         --        8,898
                    Intelsat Ltd.                             Sell         570         3.450       9/20/08         --        2,275
                    iStar Financial, Inc.                     Sell         160        12.000       3/20/09         --        5,889
                    iStar Financial, Inc.                     Sell          65         4.000      12/20/12         --       (6,231)
                    Morgan Stanley                            Sell       1,715         2.150       9/20/08         --        6,327
                    Rite Aid Corp.                            Sell         115         7.500       3/20/09         --        1,453
                    Saks, Inc.                                Sell         900         2.000       9/20/08         --          917
                    Sprint Nextel Corp.                       Sell       1,300         6.300       3/20/09         --       25,645
                    The Bear Stearns Cos., Inc.               Sell         645         2.088      12/20/08         --          281
                    The Goodyear Tire & Rubber Co.            Sell         850         1.550       9/20/08         --           88
                    TXU Corp.                                 Sell         175         5.910      12/20/12         --       (1,164)
                    TXU Corp.                                 Sell         170         6.050      12/20/12         --         (330)
                    TXU Corp.                                 Sell         175         6.000      12/20/12         --         (634)
                    Vornado Realty LP                         Sell         300         3.600       3/20/09         --        7,096
                    Wachovia Corp.                            Sell         585         1.000       3/20/09         --           39
                    Washington Mutual, Inc.                   Sell         320         6.500      12/20/08         --       (1,324)
                    Washington Mutual, Inc.                   Sell       1,110         6.800       6/20/09         --       (9,953)
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG:
                    ABX.HE.AA.06-2 Index                      Sell         240         0.170       5/25/46     28,798     (191,127)
                    Allied Waste North America, Inc.          Sell         340         2.000       9/20/09         --       (1,791)
                    Allied Waste North America, Inc.          Sell         530         2.000       9/20/09         --       (2,792)
                    Ambac Assurance Corp.                     Sell         620         4.550       9/20/08         --      (48,441)
                    Ambac Assurance Corp.                     Sell         790         4.550       9/20/08         --      (61,723)
                    Ambac Assurance Corp.                     Sell         315         8.450      12/20/08         --      (26,808)
                    CDX.NA.IG.10 Index                         Buy       2,120         1.550       6/20/13     47,040      (11,681)
                    Cemex                                     Sell         300         2.000       3/20/09         --           65
                    Centex Corp.                              Sell         135         1.550       9/20/09         --       (3,457)
                    Centurytel, Inc.                           Buy         655         1.230       9/20/13         --       13,877
                    Countrywide Home Loans, Inc.              Sell         435         3.250       9/20/08         --       (2,675)
                    Dillard's, Inc.                           Sell         225         0.750       9/20/08         --       (2,164)
                    Dow Jones CDX.NA.IG.7 Index                Buy       4,700         0.400      12/20/11       (483)     185,058
                    Georgia-Pacific Corp.                     Sell         850         1.750       9/20/08         --       (3,438)
                    Intelsat Ltd.                             Sell         230         2.850       9/20/08         --          569

                       F11 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

                                                                 BUY/SELL  NOTIONAL                              PREMIUM
SWAP                                                               CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION  RECEIVED/
COUNTERPARTY        REFERENCE ENTITY                           PROTECTION    (000s)   FIXED RATE         DATE     (PAID)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG: Continued
                    iStar Financial, Inc.                            Sell  $   600        3.000%    12/20/08    $     --  $ (19,953)
                    iStar Financial, Inc.                            Sell       75        4.320     12/20/12          --     (6,403)
                    iStar Financial, Inc.                            Sell      400       12.000      3/20/09          --     14,724
                    iStar Financial, Inc.                            Sell    1,035        2.925     12/20/08          --    (34,795)
                    Jones Apparel Group, Inc.                        Sell      290        2.720      6/20/13          --     (5,702)
                    Jones Apparel Group, Inc.                         Buy      290        2.635      6/20/18          --      8,761
                    Kohl's Corp.                                     Sell      280        1.180      6/20/13          --       (272)
                    Kohl's Corp.                                      Buy      280        1.300      6/20/18          --        518
                    Lehman Brothers Holdings, Inc.                   Sell    1,005        1.410      9/20/08          --    (11,897)
                    Levi Strauss & Co.                               Sell      375        0.900      9/20/08          --        (74)
                    Levi Strauss & Co.                               Sell      500        1.000      9/20/08          --         28
                    Liz Claiborne, Inc.                              Sell    1,095        3.250      6/20/09          --        678
                    MBIA, Inc.                                       Sell      555        0.520      9/20/08          --    (45,839)
                    MBIA, Inc.                                       Sell      555        0.600      9/20/08          --    (45,731)
                    MBIA Insurance Corp.                             Sell      865        8.850     12/20/08          --   (151,530)
                    Owens-Illinois, Inc.                             Sell      475        1.250      9/20/08          --        114
                    Prudential Financial, Inc.                       Sell      385        2.050      6/20/09          --       (147)
                    Tenet Healthcare Corp.                           Sell      870        1.600      3/20/09          --     (8,483)
                    The Bear Stearns Cos., Inc.                      Sell    2,090        2.350      9/20/08          --     (2,065)
                    Vornado Realty LP                                Sell      605        3.875      6/20/09          --     15,571
                    Wachovia Corp.                                   Sell    1,305        1.000      3/20/09          --         87
                    Washington Mutual, Inc.                          Sell      610        4.500     12/20/08          --     (8,479)
                    Washington Mutual, Inc.                          Sell      125        4.500     12/20/08          --     (1,738)
                    XL Capital Ltd.                                  Sell      690        3.550      9/20/09          --     (2,201)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP:
                    ABX.HE.AA.06-2 Index                             Sell      330        0.170      5/25/46     130,342   (262,342)
                    ABX.HE.AA.06-2 Index                             Sell       85        0.170      5/25/46       7,003    (67,573)
                    Capmark Financial Group, Inc.                    Sell      535        0.950      6/20/12          --   (140,393)
                    Citigroup, Inc.                                  Sell      635        1.250      9/20/08          --    (19,560)
                    D.R. Horton, Inc.                                Sell      475        4.210     12/20/08          --        693
                    Dole Food Co., Inc.                              Sell      850        3.880      9/20/08          --     (5,709)
                    First Data Corp.                                 Sell      545        1.150      9/20/08          --     (2,933)
                    General Mills, Inc.                              Sell      715        0.380     12/20/12          --       (508)
                    iStar Financial, Inc.                            Sell       75        3.950     12/20/12          --     (7,312)
                    K. Hovnanian Enterprises, Inc.                   Sell      310        6.750      9/20/08          --       (339)
                    Pulte Homes, Inc.                                Sell      800        2.750      9/20/09          --     (9,030)
                    Sara Lee Corp.                                    Buy      695        0.419      9/20/12          --      1,425
                    Smurfit-Stone Container Enterprises, Inc.        Sell      845        1.450      9/20/08          --        158
                    Sprint Nextel Corp.                              Sell      470        6.300      3/20/09          --      9,272
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                    Amkor Technology, Inc.                           Sell       80        2.650      9/20/08          --         79
                    R.H. Donnelley Corp.                             Sell      655        9.000      3/20/09          --     15,362
                    Univision Communications, Inc.                   Sell       60        5.000      6/20/09       6,600       (458)
                    Univision Communications, Inc.                   Sell      160        5.000      6/20/09       9,600     (1,222)
                    Univision Communications, Inc.                   Sell      155        5.000      6/20/09      15,500     (1,184)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                    ABX.HE.AA.06-2 Index                             Sell      350        0.170      5/25/46     226,597   (279,074)


                       F12 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

                                                       BUY/SELL  NOTIONAL                                  PREMIUM
SWAP                                                     CREDIT    AMOUNT   PAY/RECEIVE   TERMINATION    RECEIVED/
COUNTERPARTY        REFERENCE ENTITY                 PROTECTION     (000s)   FIXED RATE          DATE       (PAID)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.: Continued
                    Ambac Assurance Corp.                  Sell   $   260         8.500%     12/20/08     $      --  $  (22,069)
                    Ambac Assurance Corp.                  Sell       330         4.650       9/20/08            --     (25,704)
                    Cemex, Sociedad Anonima
                    Bursatil De Capital Variable           Sell       610         1.950       3/20/09            --         (93)
                    Centex Corp.                           Sell       230         3.750       6/20/09            --         175
                    CenturyTel, Inc.                        Buy       305         1.230       9/20/13            --       6,462
                    D.R. Horton, Inc.                      Sell       850         4.200      12/20/08            --       1,197
                    General Mills, Inc.                    Sell       870         0.400      12/20/12            --          98
                    Genworth Financial, Inc.               Sell       910         3.250       3/20/09            --       1,180
                    Harrah's Operating Co., Inc.           Sell       755         5.000       3/20/10        37,750     (61,038)
                    Limited Brands, Inc.                   Sell       285         2.900       6/20/13            --        (109)
                    Limited Brands, Inc.                    Buy       285         2.930       6/20/18            --     (13,977)
                    Liz Claiborne, Inc.                     Buy       420         2.920       6/20/18            --       5,766
                    Liz Claiborne, Inc.                    Sell       420         3.150       6/20/13            --         720
                    Liz Claiborne, Inc.                    Sell       150         2.750       6/20/13            --      (2,175)
                    Liz Claiborne, Inc.                     Buy       150         2.600       6/20/18            --       5,172
                    Macy's, Inc.                            Buy       565         2.540       6/20/18            --      (7,337)
                    Macy's, Inc.                           Sell       280         2.570       6/20/13            --       6,918
                    Macy's, Inc.                            Buy       280         2.500       6/20/18            --      (2,868)
                    Macy's, Inc.                           Sell       565         2.610       6/20/13            --      14,917
                    Merrill Lynch & Co., Inc.              Sell       320         3.000       9/20/08            --       1,927
                    Morgan Stanley                         Sell     2,110         0.640       9/20/08            --        (287)
                    Nortel Networks Corp.                  Sell       135         1.850       9/20/08            --          41
                    Prudential Financial, Inc.             Sell       395         2.100       6/20/09            --          42
                    R.H. Donnelley Corp.                   Sell        95         5.000       3/20/09         9,500      (3,659)
                    Rite Aid Corp.                         Sell       275         5.000       9/20/09         8,250      (6,362)
                    Sprint Nextel Corp.                    Sell       880         6.300       3/20/09            --      17,360
                    The Hartford Financial Services
                    Group, Inc.                            Sell       300         2.350       3/20/09            --       2,982
                    The Hartford Financial Services
                    Group, Inc.                            Sell       310         2.350       3/20/09            --       3,082
                    Toys "R" Us, Inc.                      Sell        90         8.610       3/20/09            --       2,491
                    Toys "R" Us, Inc.                      Sell        60         8.610       3/20/09            --       1,661
                    Univision Communications, Inc.         Sell        70         3.000      12/20/08            --      (2,535)
                    Univision Communications, Inc.         Sell       585         3.000      12/20/08            --     (21,183)
                    Univision Communications, Inc.         Sell       150         5.000       3/20/09        12,750      (5,238)
                    Washington Mutual, Inc.                Sell       320         6.800       6/20/09            --      (2,869)
                    Washington Mutual, Inc.                Sell       285         4.400      12/20/08            --      (4,101)
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                    ABX.HE.AA.06-2 Index                   Sell        85         0.170       5/25/46         6,791     (67,775)
                    ABX.HE.AA.06-2 Index                   Sell       160         0.170       5/25/46        15,999    (127,577)
                    Capmark Financial Group, Inc.          Sell        50         5.000       6/20/12        13,500      (7,636)
                    Countrywide Home Loans, Inc.           Sell       435         0.750       9/20/08            --      (5,404)
                    Countrywide Home Loans, Inc.           Sell     1,615         0.420       6/20/09            --     (41,631)
                    First Data Corp.                       Sell       345         1.350       9/20/08            --      (1,683)
                    Ford Motor Co.                         Sell       525         7.050      12/20/16            --    (131,285)
                    Ford Motor Co.                         Sell     1,100         7.150      12/20/16            --    (242,160)
                    General Motors Corp.                   Sell       545         5.800      12/20/16            --    (183,912)
                    General Motors Corp.                   Sell       535         5.750      12/20/16            --    (181,282)


                       F13 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

                                                      BUY/SELL  NOTIONAL                               PREMIUM
SWAP                                                    CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION   RECEIVED/
COUNTERPARTY       REFERENCE ENTITY                 PROTECTION    (000s)   FIXED RATE         DATE      (PAID)        VALUE
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.: Continued
                   Harrah's Operating Co., Inc.           Sell  $    385        2.200%     9/20/08   $      --  $    (3,877)
                   Inco Ltd.                               Buy       550        0.630      3/20/17          --        6,360
                   Inco Ltd.                               Buy       545        0.700      3/20/17          --         (514)
                   J.C. Penney Co., Inc.                  Sell       545        1.300     12/20/17          --      (16,651)
                   J.C. Penney Co., Inc.                  Sell       525        1.070     12/20/17          --      (24,404)
                   Jones Apparel Group, Inc.              Sell       575        3.200      6/20/13          --         (160)
                   Jones Apparel Group, Inc.               Buy       575        2.970      6/20/18          --        4,853
                   Kohl's Corp.                            Buy       820        0.870     12/20/17          --        8,876
                   Kohl's Corp.                            Buy       785        0.660     12/20/17          --       20,515
                   Lennar Corp.                           Sell       535        2.900     12/20/08          --       (9,681)
                   Liz Claiborne, Inc.                    Sell       560        3.100      6/20/13          --         (175)
                   Liz Claiborne, Inc.                     Buy       560        2.900      6/20/18          --        8,414
                   Merrill Lynch & Co., Inc.              Sell     1,550        3.000      9/20/08          --        9,336
                   Merrill Lynch & Co., Inc.              Sell       570        3.250      9/20/08          --        3,794
                   Residential Capital LLC                Sell     1,290        6.120      9/20/08          --      (22,872)
                   Sara Lee Corp.                          Buy       890        0.418      9/20/12          --        1,859
                   The Hartford Financial Services
                   Group, Inc.                            Sell       300        2.400      3/20/09          --        3,094
                   Toys "R" Us, Inc.                      Sell       325        2.550      9/20/08          --       (4,300)
                   Vale Overseas Ltd.                     Sell       550        1.100      3/20/17          --      (24,698)
                   Vale Overseas Ltd.                     Sell       545        1.170      3/20/17          --      (21,909)
                                                                                                     ----------------------
                                                                                                     $ 575,537  $(2,645,775)
                                                                                                     ======================

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                 NOTIONAL                      RECEIVED BY THE   TERMINATION
COUNTERPARTY           AMOUNT   PAID BY THE FUND              FUND          DATE      VALUE
--------------------------------------------------------------------------------------------
                                 Three-Month USD
Deutsche Bank AG   $4,300,000          BBA LIBOR            5.5290%      8/10/17   $341,562

Abbreviation is as follows:
BBA LIBOR  British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                           RECEIVED BY  TERMINATION
SWAP COUNTERPARTY                      NOTIONAL AMOUNT        PAID BY THE FUND                THE FUND         DATE     VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS    AAA 8.5+ Index minus
Deutsche Bank AG                        $    2,200,000          AAA 8.5+ Index         15 basis points       8/1/08  $(86,679)
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):
                                                        If positive, the Total  If negative, the Total
                                                          Return of the Lehman    Return of the Lehman
                                                            Brothers U.S. CMBS      Brothers U.S. CMBS
                                             1,100,000          AAA 8.5+ Index          AAA 8.5+ Index       3/1/09   (43,110)


                       F14 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

                                                                                           RECEIVED BY  TERMINATION
SWAP COUNTERPARTY                      NOTIONAL AMOUNT        PAID BY THE FUND                THE FUND         DATE      VALUE
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The): Continued
                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS          AAA 8.5+ Index
                                       $     1,440,000          AAA 8.5+ Index   plus 200 basis points       3/1/09  $ (35,052)

                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS          AAA 8.5+ Index
                                             3,750,000          AAA 8.5+ Index   minus 50 basis points      12/1/08   (156,008)
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS          AAA 8.5+ Index
                                               500,000          AAA 8.5+ Index   minus 30 basis points       8/1/08    (19,848)

                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS          AAA Index plus
                                             3,200,000               AAA Index         25 basis points       2/1/09    (66,038)

                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS          AAA 8.5+ Index
                                             9,200,000          AAA 8.5+ Index   minus 15 basis points       8/1/08   (364,214)

                                                        If positive, the Total  If negative, the Total
                                                          Return of the Lehman    Return of the Lehman
                                                            Brothers U.S. CMBS      Brothers U.S. CMBS
                                             1,310,000          AAA 8.5+ Index          AAA 8.5+ Index       3/1/09    (51,719)

                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS     AAA 8.5+ Index plus
                                             1,820,000          AAA 8.5+ Index        250 basis points       3/1/09    (68,568)

                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS     AAA 8.5+ Index plus
                                             1,440,000          AAA 8.5+ Index        200 basis points       3/1/09    (54,771)

                                                        If positive, the Total  If negative, the Total
                                                          Return of the Lehman    Return of the Lehman
                                                            Brothers U.S. CMBS      Brothers U.S. CMBS
                                             1,800,000          AAA 8.5+ Index          AAA 8.5+ Index       5/1/09    (71,064)

                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS          AAA 8.5+ Index
                                             3,600,000          AAA 8.5+ Index   minus 20 basis points       5/1/09   (142,649)


                       F15 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

                                                                                           RECEIVED BY  TERMINATION
SWAP COUNTERPARTY                      NOTIONAL AMOUNT        PAID BY THE FUND                THE FUND         DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS          AAA 8.5+ Index
                                       $     6,000,000          AAA 8.5+ Index   minus 30 basis points       8/1/08  $  (235,920)
                                                        If positive, the Total  If negative, the Total
                                                          Return of the Lehman    Return of the Lehman
                                                            Brothers U.S. CMBS      Brothers U.S. CMBS
                                             3,200,000               AAA Index               AAA Index       2/1/09      (57,200)
                                                        If positive, the Total  If negative, the Total
                                                          Return of the Lehman    Return of the Lehman
                                                            Brothers U.S. CMBS      Brothers U.S. CMBS
                                             6,100,000               AAA Index               AAA Index       3/1/09     (106,547)
                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS          AAA 8.5+ Index
                                             2,670,000          AAA 8.5+ Index   plus 250 basis points       3/1/09      (43,333)
                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS          AAA 8.5+ Index
                                             2,900,000          AAA 8.5+ Index   plus 350 basis points       3/1/09      (25,537)
                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS          AAA 8.5+ Index
                                             7,280,000          AAA 8.5+ Index   minus 50 basis points      12/1/08     (283,863)
                                                                                If negative, the Total
                                                        If positive, the Total    Return of the Lehman
                                                          Return of the Lehman      Brothers U.S. CMBS
                                                            Brothers U.S. CMBS          AAA 8.5+ Index
                                             1,860,000          AAA 8.5+ Index   minus 65 basis points      12/1/08      (73,911)
                                                                                                                     ------------
                                                                                                                     $(1,986,031)
                                                                                                                     ============

Abbreviation is as follows:

CMBS  Commercial Mortgage-Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F16 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30,2008
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $ 428,797,517)                                                          $    463,160,730
Affiliated companies (cost $ 11,064,442)                                                                   11,064,442
                                                                                                     -----------------
                                                                                                          474,225,172
----------------------------------------------------------------------------------------------------------------------
Cash                                                                                                          350,282
----------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $ 122,257)                                                             785,932
----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                  1,886,791
Investments sold (including $ 1,222,426 sold on a when-issued or delayed delivery basis)                    1,267,190
Shares of beneficial interest sold                                                                            159,597
Other                                                                                                          17,435
                                                                                                     -----------------
Total assets                                                                                              478,692,399

----------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------

Unrealized depreciation on foreign currency exchange contracts                                                 23,841
----------------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $453,280)                                                                5,076,176
----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $37,813,522 purchased on a when-issued or delayed delivery basis)         41,542,372
Shares of beneficial interest redeemed                                                                        754,430
Distribution and service plan fees                                                                             70,557
Shareholder communications                                                                                     65,793
Futures margins                                                                                                58,276
Trustees' compensation                                                                                         14,135
Transfer and shareholder servicing agent fees                                                                   1,740
Other                                                                                                          25,838
                                                                                                     -----------------
Total liabilities                                                                                          47,633,158

----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                           $    431,059,241
                                                                                                     ================

----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                           $         31,024
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                414,423,677
----------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                           7,693,651
----------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                            (21,811,709)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated
in foreign currencies                                                                                      30,722,598
                                                                                                     -----------------
NET ASSETS                                                                                           $    431,059,241
                                                                                                     =================

----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------

Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based
 on net assets of $ 322,437,900 and 23,165,460 shares of beneficial interest outstanding)            $          13.92
----------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$108,621,341 and 7,858,960 shares of beneficial interest outstanding)                                $          13.82

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F17 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------

Interest                                                                  $      6,662,738
-------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $88,985)             1,730,560
Affiliated companies                                                               124,964
                                                                          -----------------
Total investment income                                                          8,518,262

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------

Management fees                                                                  1,675,678
-------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                 141,313
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                   4,948
Service shares                                                                       4,980
-------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                  12,531
Service shares                                                                       4,072
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                         13,830
-------------------------------------------------------------------------------------------
Trustees' compensation                                                               6,967
-------------------------------------------------------------------------------------------
Administration service fees                                                            750
-------------------------------------------------------------------------------------------
Other                                                                               34,214
                                                                          -----------------
Total expenses                                                                   1,899,283
Less waivers and reimbursements of expenses                                       (217,484)
                                                                          -----------------
Net expenses                                                                     1,681,799

-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            6,836,463

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) on:
-------------------------------------------------------------------------------------------

Investments from unaffiliated companies                                        (13,535,466)
Closing and expiration of futures contracts                                       (994,478)
Foreign currency transactions                                                    2,622,525
Short positions                                                                        311
Swap contracts                                                                     617,583
                                                                          -----------------
Net realized loss                                                              (11,289,525)
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                    (25,722,258)
Translation of assets and liabilities denominated in foreign currencies           (897,001)
Futures contracts                                                                  169,774
Short positions                                                                      1,220
Swap contracts                                                                  (3,172,289)
                                                                          -----------------
Net change in unrealized appreciation                                          (29,620,554)
-------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $    (34,073,616)
                                                                          =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F18 | OPPENHEIMER BALANCED FUND/VA

STATEMNTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                      SIX MONTHS            YEAR
                                                                           ENDED           ENDED
                                                                   JUNE 30, 2008    DECEMBER 31,
                                                                     (UNAUDITED)            2007
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------

Net investment income                                              $   6,836,463   $ 13,368,547
-------------------------------------------------------------------------------------------------
Net realized gain (loss)                                             (11,289,525)    19,935,422
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                (29,620,554)   (13,245,008)
                                                                   ------------------------------
Net increase (decrease) in net assets resulting from operations      (34,073,616)    20,058,961

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------

Dividends from net investment income:
Non-Service shares                                                    (8,878,080)   (10,919,746)
Service shares                                                        (2,607,795)    (2,568,291)
                                                                   ------------------------------
                                                                     (11,485,875)   (13,488,037)
-------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                   (21,412,945)   (34,150,478)
Service shares                                                        (7,011,379)    (8,836,795)
                                                                   ------------------------------
                                                                     (28,424,324)   (42,987,273)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                    (7,543,876)   (21,014,578)
Service shares                                                         5,239,642     17,776,612
                                                                   ------------------------------
                                                                      (2,304,234)    (3,237,966)

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------

Total decrease                                                       (76,288,049)   (39,654,315)
-------------------------------------------------------------------------------------------------
Beginning of period                                                  507,347,290    547,001,605
                                                                   ------------------------------
End of period (including accumulated net investment
income of $7,693,651 and $12,343,063, respectively)                $ 431,059,241   $507,347,290
                                                                   ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F19 | OPPENHEIMER BALANCED FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                              ENDED
                                                      JUNE 30, 2008                                         YEAR ENDED DECEMBER 31,
NON-SERVICE SHARES                                      (UNAUDITED)        2007         2006        2005        2004           2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $   16.41    $  17.69    $   17.07    $  17.35    $   15.92    $   13.16
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .22 1       .43 1        .40 1       .33 1        .26 1        .27
Net realized and unrealized gain (loss)                      (1.37)        .19         1.38         .31         1.33         2.90
                                                         --------------------------------------------------------------------------
Total from investment operations                             (1.15)        .62         1.78         .64         1.59         3.17
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.39)       (.46)        (.36)       (.30)        (.16)        (.41)
Distributions from net realized gain                          (.95)      (1.44)        (.80)       (.62)          --          --
                                                         --------------------------------------------------------------------------
Total dividends and/or distributions to shareholders         (1.34)      (1.90)       (1.16)       (.92)        (.16)        (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   13.92    $  16.41    $   17.69    $  17.07    $   17.35    $   15.92
                                                         ==========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           (6.88)%      3.79%       11.15%       3.89%       10.10%       24.96%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                 $ 322,438    $385,948    $ 435,639    $503,753    $ 547,290    $ 533,710
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 348,266    $418,103    $ 456,513    $522,754    $ 528,655    $ 475,389
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         3.04%       2.55%        2.42%       1.98%        1.59%        1.82%
Total expenses                                                0.76% 4     0.75% 4      0.75% 4     0.74%        0.74%        0.76%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses            0.67%       0.73%        0.75%       0.74%        0.74%        0.76%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         27% 5       68% 5        76% 5       67% 5        68% 5       248%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended June 30, 2008    0.76%
            Year Ended December 31, 2007      0.75%
            Year Ended December 31, 2006      0.75%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended June 30, 2008           $  160,638,398      $  129,109,318
Year Ended December 31, 2007             $  296,201,319      $  315,527,720
Year Ended December 31, 2006             $  612,825,833      $  666,549,894
Year Ended December 31, 2005             $1,224,652,741      $1,250,455,539
Year Ended December 31, 2004             $1,460,076,994      $1,473,590,963

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F20 | OPPENHEIMER BALANCED FUND/VA

                                                               SIX MONTHS
                                                                    ENDED
                                                            JUNE 30, 2008                                 YEAR ENDED DECEMBER 31,
SERVICE SHARES                                                (UNAUDITED)       2007        2006       2005       2004       2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $   16.28    $  17.57    $  16.97    $ 17.26   $  15.87    $ 13.14
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .20 1       .38 1       .36 1      .29 1      .23 1      .39
Net realized and unrealized gain (loss)                            (1.36)        .19        1.37        .31       1.31       2.74
                                                               -------------------------------------------------------------------
Total from investment operations                                   (1.16)        .57        1.73        .60       1.54       3.13
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.35)       (.42)       (.33)      (.27)      (.15)      (.40)
Distributions from net realized gain                                (.95)      (1.44)       (.80)      (.62)        --         --
                                                               -------------------------------------------------------------------
Total dividends and/or distributions to shareholders               (1.30)      (1.86)      (1.13)      (.89)      (.15)      (.40)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $   13.82    $  16.28    $  17.57    $ 16.97   $  17.26    $ 15.87
                                                               ===================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                 (7.01)%      3.49%      10.86%      3.67%      9.79%     24.69%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                       $ 108,621    $121,399    $111,363    $88,156   $ 59,650    $25,302
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $ 113,603    $117,012    $100,010    $72,977   $ 39,851    $ 9,908
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                               2.79%       2.30%       2.17%      1.74%      1.41%      1.37%
Total expenses                                                      1.02% 4     1.00% 4     1.01% 4    1.00%      1.02%      1.01%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses                  0.92%       0.98%       1.01%      1.00%      1.02%      1.01%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               27% 5       68% 5       76% 5      67% 5      68% 5     248%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

           Six Months Ended June 30, 2008    1.02%
           Year Ended December 31, 2007      1.00%
           Year Ended December 31, 2006      1.01%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                  PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------
Six Months Ended June 30, 2008          $   160,638,398     $   129,109,318
Year Ended December 31, 2007            $   296,201,319     $   315,527,720
Year Ended December 31, 2006            $   612,825,833     $   666,549,894
Year Ended December 31, 2005            $ 1,224,652,741     $ 1,250,455,539
Year Ended December 31, 2004            $ 1,460,076,994     $ 1,473,590,963

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F21 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
-------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund/VA (the "Fund"), is a separate series of Oppenheimer Variable Account Funds, an open end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

                       F22 | OPPENHEIMER BALANCED FUND/VA

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                       WHEN-ISSUED OR DELAYED DELIVERY
                                                    BASIS TRANSACTIONS
               -------------------------------------------------------
               Purchased securities                       $ 37,813,522
               Sold securities                               1,222,426

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may short sell when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. Short positions are reported on a schedule following the Statement of Investments. The Fund had no open short positions at period end.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received

                       F23 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIALSTATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October losses of $10,203,576 and straddle losses of $316,633.

      As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $21,809,734 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

                       F24 | OPPENHEIMER BALANCED FUND/VA

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities          $441,115,237
            Federal tax cost of other investments    (79,424,064)
                                                    ------------
            Total federal tax cost                  $361,691,173
                                                    ============
            Gross unrealized appreciation           $ 60,330,900
            Gross unrealized depreciation            (30,867,247)
                                                    ------------
            Net unrealized appreciation             $ 29,463,653
                                                    ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

                       F25 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED JUNE 30, 2008        YEAR ENDED DECEMBER 31, 2007
                                                       SHARES         AMOUNT              SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------

NON-SERVICE SHARES
Sold                                                  562,678   $  8,070,498             999,612    $ 16,748,816
Dividends and/or distributions reinvested           2,214,256     30,291,025           2,818,651      45,070,224
Redeemed                                           (3,131,487)   (45,905,399)         (4,921,045)    (82,833,618)
                                                   --------------------------------------------------------------
Net decrease                                         (354,553)  $ (7,543,876)         (1,102,782)   $(21,014,578)
                                                   ==============================================================

-----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                  530,926   $  7,838,788           1,507,547    $ 25,038,747
Dividends and/or distributions reinvested             707,292      9,619,174             717,301      11,405,086
Redeemed                                             (836,696)   (12,218,320)         (1,107,184)    (18,667,221)
                                                   --------------------------------------------------------------
Net increase                                          401,522   $  5,239,642           1,117,664    $ 17,776,612
                                                   ==============================================================

-------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                                PURCHASES               SALES
          -------------------------------------------------------------------
          Investment securities             $ 110,593,255      $  138,650,069
          U.S. government and
          government agency obligations                --           1,031,793
          To Be Announced (TBA)
          mortgage-related securities         160,638,398         129,109,318

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

          FEE SCHEDULE
          -----------------------------------------
          Up to$200 million                    0.75%
          Next $200 million                    0.72
          Next $200 million                    0.69
          Next $200 million                    0.66
          Over $800 million                    0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

                       F26 | OPPENHEIMER BALANCED FUND/VA

-------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $9,942 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

-------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. These fees are paid out of the Fund's assets on an on-going basis and increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

-------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective September 1, 2007, the Manager voluntarily agreed to waive a portion of the advisory fee and/or reimburse certain expenses so the total expenses of the Fund will not exceed 0.67% of average net assets for Non-Service shares and 0.92% of average annual net assets for Service shares. During the six months ended June 30, 2008, OFS waived $158,827 and $55,218 for Non-Service and Service shares, respectively. This voluntary waiver and/or reimbursement may be withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $3,439 for IMMF management fees.

-------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the coun-terparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

-------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

                       F27 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

-------------------------------------------------------------------------------
7. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

-------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

                       F28 | OPPENHEIMER BALANCED FUND/VA

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

-------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

-------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

-------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

-------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                       F29 | OPPENHEIMER BALANCED FUND/VA

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       F30 | OPPENHEIMER BALANCED FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
-------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                        7 | OPPENHEIMER BALANCED FUND/VA



JUNE 30, 2008

--------------------------------------------------------------------------------

       Oppenheimer                                              Management
       Value Fund/VA                                           Commentaries
       A Series of Oppenheimer Variable Account Funds              and
                                                               Semiannual
                                                                  Report
--------------------------------------------------------------------------------

       MANAGEMENT COMMENTARIES

           Investment Strategy Discussion

           Listing of Top Holdings

       SEMIANNUAL REPORT

           Listing of Investments

           Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               BEGINNING           ENDING          EXPENSES
                                               ACCOUNT             ACCOUNT         PAID DURING
                                               VALUE               VALUE           6 MONTHS ENDED
ACTUAL                                         JANUARY 1, 2008     JUNE 30, 2008   JUNE 30, 2008
----------------------------------------------------------------------------------------------------
Non-Service shares                             $ 1,000.00          $   890.00      $ 5.89
----------------------------------------------------------------------------------------------------
Service shares                                   1,000.00              889.40        7.07

HYPOTHETICAL
(5% return before expenses)
----------------------------------------------------------------------------------------------------
Non-Service shares                               1,000.00            1,018.65        6.29
----------------------------------------------------------------------------------------------------
Service shares                                   1,000.00            1,017.40        7.55

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS                     EXPENSE RATIOS
------------------------------------------
Non-Service shares          1.25%
------------------------------------------
Service shares              1.50

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                         4 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                               SHARES           VALUE
-----------------------------------------------------------------------
-----------------------------------------------------------------------
COMMON STOCKS--94.8%
-----------------------------------------------------------------------

CONSUMER DISCRETIONARY--5.8%
-----------------------------------------------------------------------
MEDIA--5.8%
Cinemark Holdings, Inc.                         5,630      $   73,528
-----------------------------------------------------------------------
Liberty Global, Inc., Series C 1                7,408         224,907
-----------------------------------------------------------------------
News Corp., Inc., Cl. A                         7,272         109,371
                                                           ------------
                                                              407,806

-----------------------------------------------------------------------
CONSUMER STAPLES--8.0%
-----------------------------------------------------------------------
BEVERAGES--4.9%
Coca-Cola Co. (The)                             6,580         342,028
-----------------------------------------------------------------------
TOBACCO--3.1%
Philip Morris International, Inc.               4,461         220,329
-----------------------------------------------------------------------
ENERGY--15.4%
-----------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Halliburton Co.                                 1,240          65,807
-----------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--14.5%
Devon Energy Corp.                              3,190         383,310
-----------------------------------------------------------------------
Exxon Mobil Corp.                               4,286         377,725
-----------------------------------------------------------------------
Murphy Oil Corp.                                1,760         172,568
-----------------------------------------------------------------------
Suncor Energy, Inc.                             1,400          81,368
                                                           ------------
                                                            1,014,971

-----------------------------------------------------------------------
FINANCIALS--22.1%
-----------------------------------------------------------------------
CAPITAL MARKETS--15.4%
Credit Suisse Group AG, ADR                     7,580         343,450
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                 1,980         346,302
-----------------------------------------------------------------------
Julius Baer Holding AG                          3,112         208,288
-----------------------------------------------------------------------
Morgan Stanley                                  1,130          40,759
-----------------------------------------------------------------------
UBS AG 1                                        6,783         140,137
                                                           ------------
                                                            1,078,936

-----------------------------------------------------------------------
CONSUMER FINANCE--1.0%
American Express Co.                            1,800          67,806
-----------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Citigroup, Inc.                                 7,030         117,823
-----------------------------------------------------------------------
INSURANCE--4.0%
Everest Re Group Ltd.                           2,497         199,036
-----------------------------------------------------------------------
National Financial Partners Corp.               4,240          84,037
                                                           ------------
                                                              283,073

-----------------------------------------------------------------------
HEALTH CARE--7.3%
-----------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.5%
Aetna, Inc.                                       890          36,072
-----------------------------------------------------------------------
WellPoint, Inc. 1                               1,460          69,584
                                                           ------------
                                                              105,656

-----------------------------------------------------------------------
PHARMACEUTICALS--5.8%
Abbott Laboratories                             5,950         315,172
-----------------------------------------------------------------------
Schering-Plough Corp.                           4,500          88,605
                                                           ------------
                                                              403,777

-----------------------------------------------------------------------
INDUSTRIALS--9.7%
-----------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.5%
Siemens AG, Sponsored ADR                       2,864         315,412
-----------------------------------------------------------------------
MACHINERY--4.4%
Deere & Co.                                       880          63,474
-----------------------------------------------------------------------
Navistar International Corp. 1                  3,793         249,655
                                                           ------------
                                                              313,129

-----------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Aircastle Ltd.                                  6,620          55,674
-----------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.7%
-----------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.7%
Lam Research Corp. 1                            8,080         292,092
-----------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc. 1                              5,020         174,796
                                                           ------------
                                                              466,888

-----------------------------------------------------------------------
MATERIALS--8.2%
-----------------------------------------------------------------------
CHEMICALS--7.0%
Eastman Chemical Co.                            2,970         204,514
-----------------------------------------------------------------------
FMC Corp.                                       1,000          77,440
-----------------------------------------------------------------------
Lubrizol Corp. (The)                            4,467         206,956
                                                           ------------
                                                              488,910

-----------------------------------------------------------------------
METALS & MINING--1.2%
Carpenter Technology Corp.                      1,500          65,475
-----------------------------------------------------------------------
Teck Cominco Ltd., Cl. B                          400          19,180
                                                           ------------
                                                               84,655

-----------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.1%
-----------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
AT&T, Inc.                                      6,930         233,472
-----------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Sprint Nextel Corp.                             5,840          55,480
-----------------------------------------------------------------------
UTILITIES--7.5%
-----------------------------------------------------------------------
ELECTRIC UTILITIES--7.5%
Exelon Corp.                                    2,916         262,323
-----------------------------------------------------------------------
FirstEnergy Corp.                               3,230         265,926
                                                           ------------
                                                              528,249
                                                           ------------
Total Common Stocks (Cost $6,702,276)                       6,649,881

                        F1 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF INVESTMENTS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

                                               SHARES           VALUE
-----------------------------------------------------------------------
-----------------------------------------------------------------------
INVESTMENT COMPANY--5.2%
-----------------------------------------------------------------------

Oppenheimer Institutional Money Market
Fund, Cl. E, 2.69% 2,3
(Cost $362,646)                               362,646      $  362,646
-----------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $7,064,922)                               100.0%      7,012,527
-----------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                   0.0             804
                                              -------------------------
NET ASSETS                                      100.0%     $7,013,331
                                              =========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                           SHARES          GROSS         GROSS           SHARES
                                                                DECEMBER 31, 2007      ADDITIONS    REDUCTIONS    JUNE 30, 2008
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                        177,433      2,641,447     2,456,234          362,646

                                                                                                                       DIVIDEND
                                                                                                         VALUE           INCOME
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                   $ 362,646         $  5,710

3. Rate shown is the 7-day yield as of June 30, 2008.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                                  INVESTMENTS IN    OTHER FINANCIAL
                                                                      SECURITIES       INSTRUMENTS*
      ------------------------------------------------------------------------------------------------
      Level 1--Quoted Prices                                         $ 6,804,239               $ --
      Level 2--Other Significant Observable Inputs                       208,288                 --
      Level 3--Significant Unobservable Inputs                                --                 --
                                                                     ---------------------------------
      Total                                                          $ 7,012,527               $ --
                                                                     =================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F2 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $6,702,276)                                                                 $  6,649,881
Affiliated companies (cost $362,646)                                                                          362,646
                                                                                                         --------------
                                                                                                            7,012,527
-----------------------------------------------------------------------------------------------------------------------
Cash                                                                                                            1,836
-----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                               98,473
Shares of beneficial interest sold                                                                             13,122
Dividends                                                                                                       9,492
Other                                                                                                           3,957
                                                                                                         --------------
Total assets                                                                                                7,139,407

-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------

Payables and other liabilities:
Investments purchased                                                                                          87,290
Shares of beneficial interest redeemed                                                                         16,078
Legal, auditing and other professional fees                                                                     9,997
Distribution and service plan fees                                                                              3,794
Trustees' compensation                                                                                          3,599
Shareholder communications                                                                                      1,876
Transfer and shareholder servicing agent fees                                                                       6
Other                                                                                                           3,436
                                                                                                         --------------
Total liabilities                                                                                             126,076

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                               $  7,013,331
                                                                                                         ==============

-----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                               $        672
-----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                  7,804,683
-----------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                              33,504
-----------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                               (773,133)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                                 (52,395)
                                                                                                         --------------
NET ASSETS                                                                                               $  7,013,331
                                                                                                         ==============

-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------

Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $ 1,079,208 and 103,386 shares of beneficial interest outstanding)               $     10.44
-----------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $5,934,123 and 568,115 shares of beneficial interest outstanding)                $     10.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         F3 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF OPERATIONS UNAUDITED
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $4,172)                                      $     83,794
Affiliated companies                                                                                            5,710
-----------------------------------------------------------------------------------------------------------------------
Interest                                                                                                           26
                                                                                                         --------------
Total investment income                                                                                        89,530

-----------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------

Management fees                                                                                                27,564
-----------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                              1,559
Service shares                                                                                                  7,480
-----------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                    11,276
-----------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                              7,541
-----------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                          3,037
-----------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                       750
-----------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                        44
-----------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Service shares                                                      35
-----------------------------------------------------------------------------------------------------------------------
Other                                                                                                           2,071
                                                                                                         --------------
Total expenses                                                                                                 61,357
Less reduction to custodian expenses                                                                              (41)
Less waivers and reimbursements of expenses                                                                    (8,051)
                                                                                                         --------------
Net expenses                                                                                                   53,265

-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                          36,265

-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------

Net realized loss on:
Investments from unaffiliated companies                                                                      (469,051)
Foreign currency transactions                                                                                    (789)
                                                                                                         --------------
Net realized loss                                                                                            (469,840)
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                  (487,185)
Translation of assets and liabilities denominated in foreign currencies                                         2,841
                                                                                                         --------------
Net change in unrealized depreciation                                                                        (484,344)

-----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $   (917,919)
                                                                                                         ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F4 | OPPENHEIMER VALUE FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 SIX MONTHS               YEAR
                                                                                                      ENDED              ENDED
                                                                                              JUNE 30, 2008       DECEMBER 31,
                                                                                                (UNAUDITED)               2007
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                         $      36,265       $    39,402
--------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                  (469,840)          (87,194)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                               (484,344)            7,138
                                                                                              ----------------------------------
Net decrease in net assets resulting from operations                                               (917,919)          (40,654)

--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Non-Service shares                                                                                       --           (14,051)
Service shares                                                                                           --           (22,582)
                                                                                              ----------------------------------
                                                                                                         --           (36,633)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                                       --           (64,829)
Service shares                                                                                           --          (232,359)
                                                                                              ----------------------------------
                                                                                                         --          (297,188)

--------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                 (471,149)       (1,050,500)
Service shares                                                                                      193,302         6,521,885
                                                                                              ----------------------------------
                                                                                                   (277,847)        5,471,385

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                                        (1,195,766)        5,096,910
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                               8,209,097         3,112,187
                                                                                              ----------------------------------
End of period (including accumulated net investment income (loss) of
$33,504 and $(2,761), respectively)                                                           $   7,013,331       $ 8,209,097
                                                                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F5 | OPPENHEIMER VALUE FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                             ENDED
                                                     JUNE 30, 2008                                         YEAR ENDED DECEMBER 31,
NON-SERVICE SHARES                                      (UNAUDITED)      2007        2006         2005          2004          2003 1
------------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $    11.73    $  11.58    $  11.16      $ 12.26     $  12.90        $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                  .07 2       .10 2      (.03) 2       .02 2       (.01) 2         .03
Net realized and unrealized gain (loss)                     (1.36)        .59        1.61          .71         1.82           2.87
                                                       -----------------------------------------------------------------------------
Total from investment operations                            (1.29)        .69        1.58          .73         1.81           2.90
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --        (.10)       (.01)        (.02)        (.03)            --
Distributions from net realized gain                           --        (.44)      (1.15)       (1.81)       (2.42)            --
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                --        (.54)      (1.16)       (1.83)       (2.45)            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    10.44    $  11.73    $  11.58      $ 11.16     $  12.26        $ 12.90
                                                       =============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         (11.00)%      5.89%      14.03%        5.88%       14.50%         29.00%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $    1,079    $  1,728    $  2,657      $ 2,562     $  2,815        $ 3,871
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $    1,319    $  2,753    $  2,695      $ 2,878     $  3,370        $ 3,205
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                 1.20%       0.80%      (0.29)%       0.15%       (0.08)%         0.27%
Total expenses                                               1.46% 5     1.49% 5     2.14% 5      1.78%        1.82%          1.39%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses           1.25%       1.25%       2.14%        1.78%        1.82%          1.39%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        73%        142%        124%          86%         100%           120%

1. For the period from January 2, 2003 (commencement of operations) to December 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended June 30, 2008        1.46%
        Year Ended December 31, 2007          1.49%
        Year Ended December 31, 2006          2.14%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F6 | OPPENHEIMER VALUE FUND/VA

                                                                      SIX MONTHS
                                                                           ENDED
                                                                   JUNE 30, 2008     YEAR ENDED DECEMBER 31,
SERVICE SHARES                                                       (UNAUDITED)         2007        2006 1
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                    $  11.75     $  11.57    $  11.89
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                               .05          .06        (.05)
Net realized and unrealized gain (loss)                                    (1.35)         .60         .88
                                                                        -------------------------------------
Total from investment operations                                           (1.30)         .66         .83
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                          --         (.04)         --
Distributions from net realized gain                                          --         (.44)      (1.15)
                                                                        -------------------------------------
Total dividends and/or distributions to shareholders                          --         (.48)      (1.15)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $  10.45     $  11.75    $  11.57
                                                                        =====================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                        (11.06)%       5.70%       6.81%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                $  5,934     $  6,481    $    455
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $  6,065     $  3,527    $    268
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                0.94%        0.49%      (1.30)%
Total expenses 5                                                            1.72%        1.63%       2.89%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                                         1.50%        1.50%       2.88%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                       73%         142%        124%

1. For the period from September 18, 2006 (inception of offering) to December 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended June 30, 2008             1.72%
        Year Ended December 31, 2007               1.63%
        Year Ended December 31, 2006               2.89%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F7 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Value Fund/VA (the "Fund") is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

                        F8 | OPPENHEIMER VALUE FUND/VA

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                        F9 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October losses of $291,449 and straddle losses of $458.

      As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $761,747 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities                     $  7,163,659
                                                           ============
        Gross unrealized appreciation                      $    689,252
        Gross unrealized depreciation                          (840,384)
                                                           ------------
        Net unrealized depreciation                        $   (151,132)
                                                           ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an

                        F10 | OPPENHEIMER VALUE FUND/VA
accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                     SIX MONTHS ENDED JUNE 30, 2008          YEAR ENDED DECEMBER 31, 2007
                                                            SHARES           AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                            80     $        851                --        $         --
Dividends and/or distributions reinvested                       --               --                --                  --
Redeemed                                                   (44,038)        (472,000)          (82,215)         (1,050,500)
                                                          -----------------------------------------------------------------
Net decrease                                               (43,958)    $   (471,149)          (82,215)       $ (1,050,500)
                                                          =================================================================

---------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                       135,644     $  1,485,082           525,491        $  6,694,320
Dividends and/or distributions reinvested                       --               --            21,569             254,941
Redeemed                                                  (119,306)      (1,291,780)          (34,566)           (427,376)
                                                          -----------------------------------------------------------------
Net increase                                                16,338     $    193,302           512,494        $  6,521,885
                                                          =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                                         PURCHASES            SALES
        ----------------------------------------------------------------------------
        Investment securities                          $ 5,198,806      $ 5,656,437

                        F11 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

        FEE SCHEDULE
        -------------------------------------------
        Up to $200 million                   0.75%
        Next $200 million                    0.72
        Next $200 million                    0.69
        Next $200 million                    0.66
        Over $800 million                    0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $29 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. These fees are paid out of the Fund's assets on an on-going basis and increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Effective January 1, 2007, the Manager voluntarily agreed to an expense waiver of any total expenses over 1.25% of average annual net assets for Non-Service shares and 1.50% of average annual net assets for Service shares. During the six months ended June 30, 2008, OFS waived $1,359 and $6,517 for Non-Service and Service shares, respectively. The expense waiver is a voluntary undertaking and may be terminated by the Manager at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $175 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                        F12 | OPPENHEIMER VALUE FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         5 | OPPENHEIMER VALUE FUND/VA



  JUNE 30, 2008

--------------------------------------------------------------------------------

      Oppenheimer                                            Management
      Core Bond Fund/VA                                     Commentaries
      A Series of Oppenheimer Variable Account Funds             and
                                                             Semiannual
                                                               Report

--------------------------------------------------------------------------------

     MANAGEMENT COMMENTARIES

          Investment Strategy Discussion

          Listing of Top Holdings

     SEMIANNUAL REPORT

          Listing of Investments

          Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                      BEGINNING           ENDING            EXPENSES
                                      ACCOUNT             ACCOUNT           PAID DURING
                                      VALUE               VALUE             6 MONTHS ENDED
ACTUAL                                JANUARY 1, 2008     JUNE 30, 2008     JUNE 30, 2008
--------------------------------------------------------------------------------------------------------------
Non-Service shares                    $1,000.00           $  986.50         $3.12
--------------------------------------------------------------------------------------------------------------
Service shares                         1,000.00              985.60          4.35

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------------------------------------
Non-Service shares                     1,000.00            1,021.73          3.17
--------------------------------------------------------------------------------------------------------------
Service shares                         1,000.00            1,020.49          4.43

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS                   EXPENSE RATIOS
--------------------------------------
Non-Service shares          0.63%
--------------------------------------
Service shares              0.88

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                        5 | OPPENHEIMER CORE BOND FUND/VA

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                        6 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT         VALUE
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.6%
-----------------------------------------------------------------------------

Ace Securities Corp. Home Equity
Loan Trust, Asset-Backed
Pass-Through Certificates,
Series 2005-HE7,
Cl. A2B, 2.663%, 11/25/35 1                       $    15,644   $    15,514
-----------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8,
Cl. A2, 2.963%, 5/25/34 1                           1,538,283     1,371,993
-----------------------------------------------------------------------------
Argent Securities Trust 2006-M3,
Asset-Backed Pass-Through
Certificates, Series 2006-M3,
Cl. A2B, 2.583%, 9/25/36 1                             30,000        27,445
-----------------------------------------------------------------------------
Argent Securities Trust 2006-W5,
Asset-Backed Pass-Through
Certificates, Series 2006-W5,
Cl. A2B, 2.583%, 5/26/36 1                             45,595        44,438
-----------------------------------------------------------------------------
Centex Home Equity Loan Trust
2006-A, Asset-Backed Certificates,
Series 2006-A,
Cl. AV2, 2.583%, 5/16/36 1                             41,923        41,133
-----------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                          310,000       270,601
-----------------------------------------------------------------------------
Countrywide Home Loans,
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.223%, 2/25/33 1               35,747        30,232
Series 2005-11, Cl. AF2,
4.657%, 2/25/36                                       476,442       475,851
Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 1                                     700,000       609,650
Series 2005-17, Cl. 1AF1,
2.683%, 5/25/36 1                                       1,478         1,470
Series 2005-17, Cl. 1AF2,
5.363%, 5/25/36 1                                     460,000       418,998
-----------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust, Asset-Backed Certificates,
Series 2006-25,
Cl. 2A2, 2.603%, 12/25/29 1                            40,000        35,768
-----------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10,
Cl. A3, 2.693%, 11/25/35 1                             45,712        45,400
-----------------------------------------------------------------------------
First Franklin . Mortgage Loan Trust
2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10,
Cl. A3, 2.573%, 7/25/36 1                              50,000        48,085
-----------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5,
Cl. 2A1, 2.533%, 5/15/36 1                              2,180         2,172
-----------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9,
Cl. 2A2, 2.593%, 7/7/36 1                              30,000        28,548
-----------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT         VALUE
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations, Series 2005-2,
Cl. A4, 4.15%, 10/15/10                           $   628,436       630,423
-----------------------------------------------------------------------------
HSBC Home Equity Loan Trust
2005-3, Closed-End Home Equity
Loan Asset-Backed Nts., Series
2005-3, Cl. A1, 2.742%, 1/20/35 1                     630,564       584,179
-----------------------------------------------------------------------------
HSBC Home Equity Loan Trust
2006-4, Closed-End Home Equity
Loan Asset-Backed Certificates,
Series 2006-4,
Cl. A2V, 2.592%, 3/20/36 1                             25,000        23,907
-----------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates:
Series 2005-2,
Cl. 2A1B, 5.18%, 8/25/35 1                             14,486        14,545
Series 2005-4,
Cl. 2A1B, 5.17%, 10/25/35                             365,033       363,829
-----------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A,
Cl. A1, 8.33%, 4/25/31 2                            1,823,337     1,767,452
-----------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust
2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3,
Cl. A3, 2.583%, 8/25/36 1                              70,000        60,390
-----------------------------------------------------------------------------
Merrill Lynch Mortgage Investors
Trust 2006-WMC1, Mtg.
Asset-Backed Certificates,
Series 2006-WMC1,
Cl. A2B, 2.623%, 1/25/37 1                            247,825       246,369
-----------------------------------------------------------------------------
NC Finance Trust, CMO
Pass-Through Certificates, Series
1999-I, Cl. ECFD, 5.827%, 1/25/29 1,2               3,370,016       438,102
-----------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Asset-Backed Certificates, Series
2006-2, Cl. 2A2, 2.583%, 7/1/36 1                   1,250,000     1,202,582
-----------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series
2005-6, Cl. A3, 5.68%, 1/25/36 1                      720,000       719,003
-----------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-RS4,
Cl. A1, 2.563%, 7/25/36 1                               4,867         4,828
-----------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home
Equity Mtg. Asset-Backed
Pass-Through Certificates, Series
2006-KS7, Cl. A2, 2.583%, 9/25/36 1                    60,000        58,049
-----------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Mtg. Pass-Through
Certificates, Series 2006-BNC3,
Cl. A2, 2.523%, 9/25/36 1                             675,749       665,499

                       F1 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT         VALUE
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------

Tobacco Settlement Authority,
Asset-Backed Securities, Series
2001-A, 6.79%, 6/1/10                             $   660,000   $   680,882
-----------------------------------------------------------------------------
Wells Fargo Home Equity
Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed
Certificates, Series 2006-2,
Cl. A2, 2.583%, 7/25/36 1                              50,000        49,002
                                                                -------------

Total Asset-Backed Securities
(Cost $14,322,183)                                               10,976,339

-----------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS -- 91.0%
-----------------------------------------------------------------------------
GOVERNMENT AGENCY -- 55.5%
-----------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED -- 55.2%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                      2,210,896     2,156,776
5%, 8/15/33-12/15/34                                4,044,549     3,901,173
6%, 7/15/17-3/15/33                                 7,851,423     8,022,944
6.50%, 4/15/18-4/1/34                               1,305,883     1,359,076
7%, 8/15/16-10/1/31                                 5,398,849     5,709,025
8%, 4/1/16                                            498,969       530,408
9%, 8/1/22-5/1/25                                     143,374       157,337
10.50%, 11/14/20                                        5,320         6,094
-----------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                         28,973        28,966
Series 1674, Cl. Z, 6.75%, 2/15/24                     93,433        99,324
Series 2006-11, Cl. PS, 15.464%,
3/25/36 1                                             648,819       707,773
Series 2034, Cl. Z, 6.50%, 2/15/28                     12,279        12,831
Series 2042, Cl. N, 6.50%, 3/15/28                     35,057        36,625
Series 2043, Cl. ZP, 6.50%, 4/15/28                 1,016,259     1,065,256
Series 2046, Cl. G, 6.50%, 4/15/28                    104,649       110,012
Series 2053, Cl. Z, 6.50%, 4/15/28                     15,137        15,894
Series 2055, Cl. ZM, 6.50%, 5/15/28                    21,312        22,170
Series 2066, Cl. Z, 6.50%, 6/15/28                  2,017,224     2,111,946
Series 2080, Cl. Z, 6.50%, 8/15/28                     14,622        15,359
Series 2195, Cl. LH, 6.50%, 10/15/29                1,152,833     1,208,000
Series 2220, Cl. PD, 8%, 3/15/30                        5,095         5,492
Series 2326, Cl. ZP, 6.50%, 6/15/31                   397,893       417,977
Series 2435, Cl. EQ, 6%, 5/15/31                       45,694        46,761
Series 2461, Cl. PZ, 6.50%, 6/15/32                 1,420,836     1,509,298
Series 2470, Cl. LF, 3.471%, 2/15/32 1                 18,060        18,379
Series 2500, Cl. FD, 2.971%, 3/15/32 1                289,678       287,916
Series 2526, Cl. FE, 2.871%, 6/15/29 1                479,786       477,574
Series 2538, Cl. F, 3.071%, 12/15/32 1              2,823,563     2,833,699
Series 2551, Cl. FD, 2.871%, 1/15/33 1                357,595       355,437
Series 2641, Cl. CE, 3.50%, 9/15/25                    22,720        22,642
Series 2676, Cl. KY, 5%, 9/15/23                      665,000       648,611
Series 2727, Cl. UA, 3.50%, 10/15/22                    8,848         8,841
Series 2736, Cl. DB, 3.30%, 11/15/26                  107,545       106,881
Series 2750, Cl. XG, 5%, 2/1/34                       130,000       122,378
Series 2777, Cl. PJ, 4%, 5/15/24                        8,766         8,772

                                                    PRINCIPAL
                                                       AMOUNT         VALUE
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates: Continued
Series 2890, Cl. PE, 5%, 11/1/34                  $   130,000   $   121,770
Series 2936, Cl. PE, 5%, 2/1/35                        69,000        64,529
Series 2939, Cl. PE, 5%, 2/15/35                      247,000       230,760
Series 3025, Cl. SJ, 15.689%, 8/15/35 1               138,810       153,226
Series 3035, Cl. DM, 5.50%, 11/15/25                   72,252        73,233
Series 3094, Cl. HS, 15.322%, 6/15/34 1               387,272       418,454
Series 3138, Cl. PA, 5.50%, 2/15/27                    70,741        72,074
-----------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 14.772%, 6/1/26 3                 491,795       131,201
Series 183, Cl. IO, 13.737%, 4/1/27 3                 777,273       174,149
Series 184, Cl. IO, 19.579%, 12/1/26 3                847,025       225,562
Series 192, Cl. IO, 14.847%, 2/1/28 3                 209,491        54,136
Series 200, Cl. IO, 14.651%, 1/1/29 3                 258,035        68,920
Series 2003-26, Cl. DI, 13.662%,
4/25/33 3                                              41,258         9,619
Series 205, Cl. IO, 13.009%, 9/1/29 3                  39,752        11,215
Series 206, Cl. IO, (4.558)%, 12/1/29 3               492,088       138,739
Series 2074, Cl. S, 28.952%, 7/17/28 3                  7,935         1,127
Series 2079, Cl. S, 35.257%, 7/17/28 3                 13,095         1,774
Series 2130, Cl. SC, 28.009%, 3/15/29 3               534,748        54,950
Series 216, Cl. IO, 13.425%, 12/1/31 3                342,887        97,711
Series 224, Cl. IO, 10.237%, 3/1/33 3               1,057,155       280,583
Series 243, Cl. 6, 8.293%, 12/15/32 3                 634,732       188,575
Series 2526, Cl. SE, 28.351%, 6/15/29 3                21,668         2,536
Series 2796, Cl. SD, 38.692%, 7/15/26 3               861,278        81,941
Series 2802, Cl. AS, 75.191%, 4/15/33 3               968,373        73,878
Series 2819, Cl. S, 32.13%, 6/15/34 3                 174,576        18,064
Series 2920, Cl. S, 44.586%, 1/15/35 3              3,295,749       300,266
Series 3000, Cl. SE, 76.037%, 7/15/25 3             3,945,109       266,580
Series 3004, Cl. SB, 99.999%, 7/15/35 3               198,218        12,722
Series 3110, Cl. SL, 99.999%, 2/15/26 3               558,072        39,256
-----------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 4.247%, 6/1/26 4                  200,365       161,385
Series 192, Cl. PO, 5.893%, 2/1/28 4                  209,490       163,481
-----------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/1/20                               2,198,367     2,150,176
4.50%, 7/1/22 5                                    16,960,000    16,392,892
5%, 12/1/17-8/25/34                                24,633,639    24,456,245
5%, 7/1/22-7/1/37 5                                26,554,000    25,737,255
5%, 6/1/33 6                                        3,925,455     3,791,795
5.296%, 10/1/36                                       541,929       550,827
5.50%, 1/25/33-11/1/34                             23,640,596    23,453,522
5.50%, 7/1/22-7/1/37 5                             29,358,000    29,013,884
5.50%, 8/25/33 6                                      345,231       342,365
6%, 7/25/24-11/1/33                                10,347,847    10,521,361
6%, 7/1/22 5                                        4,375,000     4,485,058
6.50%, 2/25/09-11/25/31                             9,430,527     9,822,526

                       F2 | OPPENHEIMER CORE BOND FUND/VA

                                                    PRINCIPAL
                                                       AMOUNT         VALUE
-----------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
6.50%, 8/25/17 6                                  $   379,049   $   395,486
7%, 11/25/13-7/25/35                                3,740,176     3,946,273
7.50%, 1/1/33                                          20,603        22,256
8%, 5/25/17                                             3,082         3,307
8.50%, 7/1/32                                          48,206        53,104
-----------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                  46,448        50,836
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                1,200,719     1,245,553
Trust 1998-58, Cl. PC, 6.50%, 10/25/28              1,016,735     1,056,392
Trust 1998-61, Cl. PL, 6%, 11/25/28                   553,191       569,421
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                783,006       808,814
Trust 2001-44, Cl. QC, 6%, 9/25/16                     63,296        65,801
Trust 2001-51, Cl. OD, 6.50%,
10/25/31                                               57,424        60,421
Trust 2001-70, Cl. LR, 6%, 9/25/30                     76,600        77,019
Trust 2001-74, Cl. QE, 6%, 12/25/31                 1,681,004     1,729,572
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                 519,160       543,059
Trust 2002-12, Cl. PG, 6%, 3/25/17                     29,820        31,019
Trust 2002-9, Cl. PC, 6%, 3/25/17                   1,236,030     1,285,764
Trust 2003-130, Cl. CS, 9.135%,
12/25/33 1                                            376,239       363,166
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                 137,000       136,000
Trust 2003-28, Cl. KG, 5.50%, 4/25/23               3,964,000     3,970,715
Trust 2003-84, Cl. AJ, 3%, 4/25/13                     10,886        10,866
Trust 2003-84, Cl. PW, 3%, 6/25/22                     16,509        16,473
Trust 2004-101, Cl. BG, 5%, 1/25/20                 1,975,000     1,972,614
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                   534,941       568,341
Trust 2005-100, Cl. BQ, 5.50%,
11/25/25                                            1,160,000     1,156,441
Trust 2005-117, Cl. LA, 5.50%,
12/25/27                                              157,806       160,396
Trust 2005-59, Cl. NQ, 10.669%,
5/25/35 1                                             690,387       666,392
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                203,976       207,824
Trust 2006-46, Cl. SW, 15.097%,
6/25/36 1                                             488,874       524,181
Trust 2006-50, Cl. KS, 15.098%,
6/25/36 1                                           1,116,399     1,169,533
Trust 2006-50, Cl. SK, 15.098%,
6/25/36 1                                             415,067       434,366
Trust 2006-64, Cl. MD, 5.50%, 7/25/36               4,671,000     4,588,625
-----------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 41.432%,
11/18/31 3                                             67,423         8,860
Trust 2001-63, Cl. SD, 30.441%,
12/18/31 3                                             20,022         2,120
Trust 2001-65, Cl. S, 40.719%,
11/25/31 3                                          1,691,637       224,121
Trust 2001-68, Cl. SC, 26.155%,
11/25/31 3                                             13,815         1,710
Trust 2001-81, Cl. S, 26.488%,
1/25/32 3                                             418,061        52,722

                                                    PRINCIPAL
                                                       AMOUNT         VALUE
-----------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security: Continued

Trust 2002-28, Cl. SA, 28.056%,
4/25/32 3                                         $    10,725   $     1,227
Trust 2002-38, Cl. IO, 32.783%,
4/25/32 3                                              23,513         1,922
Trust 2002-39, Cl. SD, 24.198%,
3/18/32 3                                              15,548         1,787
Trust 2002-47, Cl. NS, 24.932%,
4/25/32 3                                           1,067,221       128,535
Trust 2002-48, Cl. S, 26.758%,
7/25/32 3                                              18,093         2,129
Trust 2002-51, Cl. S, 25.185%,
8/25/32 3                                             979,713       118,437
Trust 2002-52, Cl. SD, 22.977%,
9/25/32 3                                           1,094,286       126,550
Trust 2002-52, Cl. SL, 26.902%,
9/25/32 3                                              11,085         1,328
Trust 2002-53, Cl. SK, 23.86%,
4/25/32 3                                              54,173         6,427
Trust 2002-56, Cl. SN, 28.837%,
7/25/32 3                                              24,670         2,922
Trust 2002-60, Cl. SM, 38.567%,
8/25/32 3                                             232,559        21,347
Trust 2002-7, Cl. SK, 41.226%,
1/25/32 3                                             111,282        11,459
Trust 2002-77, Cl. BS, 33.422%,
12/18/32 3                                            139,187        16,172
Trust 2002-77, Cl. IS, 29.811%,
12/18/32 3                                             40,060         4,934
Trust 2002-77, Cl. JS, 33.35%,
12/18/32 3                                            240,149        28,281
Trust 2002-77, Cl. SA, 33.473%,
12/18/32 3                                            222,389        27,128
Trust 2002-77, Cl. SH, 29.782%,
12/18/32 3                                            525,804        54,566
Trust 2002-84, Cl. SA, 42.033%,
12/25/32 3                                          1,498,799       191,717
Trust 2002-9, Cl. MS, 25.859%,
3/25/32 3                                              20,580         2,535
Trust 2002-90, Cl. SN, 38.565%,
8/25/32 3                                             119,640        10,933
Trust 2002-90, Cl. SY, 41.146%,
9/25/32 3                                              75,012         7,379
Trust 2003-118, Cl. S, 38.187%,
12/25/33 3                                          3,272,208       500,244
Trust 2003-33, Cl. SP, 42.825%,
5/25/33 3                                           1,576,223       230,444
Trust 2003-4, Cl. S, 39.262%,
2/25/33 3                                           1,044,137       159,538
Trust 2004-54, Cl. DS, 28.703%,
11/25/30 3                                            803,460        68,953
Trust 2005-19, Cl. SA, 42.104%,
3/25/35 3                                           8,083,866       594,196
Trust 2005-40, Cl. SA, 41.576%,
5/25/35 3                                           1,820,663       145,575

                       F3 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 2005-40, Cl. SB, 53.431%,
5/25/35 3                                         $    84,685   $      6,806
Trust 2005-6, Cl. SE, 50.288%,
2/25/35 3                                           2,339,738        184,392
Trust 2005-71, Cl. SA, 52.946%,
8/25/25 3                                           2,457,152        219,457
Trust 2005-87, Cl. SE, 99.999%,
10/25/35 3                                          4,702,640        313,009
Trust 2005-87, Cl. SG, 79.337%,
10/25/35 3                                          4,727,304        458,333
Trust 2006-33, Cl. SP, 61.099%,
5/25/36 3                                           3,985,580        447,211
Trust 2006-42, Cl. CI, 33.62%,
6/25/36 3                                           4,676,597        438,361
Trust 221, Cl. 2, 18.764%, 5/1/23 3                    13,582          3,617
Trust 222, Cl. 2, 19.714%, 6/1/23 3                 1,716,721        468,704
Trust 240, Cl. 2, 22.407%, 9/1/23 3                 2,092,145        596,363
Trust 252, Cl. 2, 18.397%, 11/1/23 3                1,323,052        375,521
Trust 273, Cl. 2, 17.538%, 8/1/26 3                   386,679        105,915
Trust 294, Cl. 2, 10.938%, 2/1/28 3                   148,083         41,640
Trust 301, Cl. 2, 7.84%, 4/1/29 3                      18,676          4,763
Trust 303, Cl. IO, (0.443)%, 11/1/29 3                219,793         62,717
Trust 319, Cl. 2, 13.32%, 2/1/32 3                    372,989         96,623
Trust 321, Cl. 2, 8.537%, 4/1/32 3                  4,049,340      1,042,191
Trust 324, Cl. 2, 7.739%, 7/1/32 3                     70,178         18,153
Trust 331, Cl. 5, 9.179%, 2/1/33 3                     58,011         13,002
Trust 331, Cl. 9, 15.582%, 2/1/33 3                   926,251        205,303
Trust 334, Cl. 12, 5.277%, 2/1/33 3                   100,556         22,621
Trust 334, Cl. 17, 22.408%, 2/1/33 3                  635,814        163,796
Trust 334, Cl. 5, 10.952%, 5/1/33 3                    69,404         16,621
Trust 339, Cl. 12, 7.81%, 7/1/33 3                  1,282,500        323,919
Trust 339, Cl. 7, 6.596%, 7/1/33 3                  3,413,980        801,788
Trust 342, Cl. 2, 12.53%, 9/1/33 3                    256,269         68,936
Trust 343, Cl. 13, 8.358%, 9/1/33 3                 1,033,697        259,977
Trust 344, Cl. 2, 10.815%, 12/1/33 3                6,626,154      1,784,437
Trust 345, Cl. 9, 8.72%, 1/1/34 3                   1,419,184        354,504
Trust 362, Cl. 12, 7.296%, 8/1/35 3                 1,856,624        438,668
Trust 362, Cl. 13, 7.243%, 8/1/35 3                 1,028,555        243,066
Trust 364, Cl. 15, 9.463%, 9/1/35 3                    71,370         16,865
Trust 364, Cl. 16, 9.622%, 9/1/35 3                 1,318,179        329,109
Trust 365, Cl. 16, 13.887%, 3/1/36 3                2,039,620        493,802
------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped
Mtg.-Backed Security:
Trust 1993-184, Cl. M, 4.802%,
9/25/23 4                                             503,710        404,444
Trust 324, Cl. 1, 5.566%, 7/1/32 4                     17,524         13,461
                                                                --------------
                                                                 230,042,292

------------------------------------------------------------------------------
GNMA/GUARANTEED -- 0.3%
Government National Mortgage
Assn.:
7%, 1/30/09-3/15/26                                    82,918         88,390
8.50%, 8/1/17-12/15/17                                217,955        237,981

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
GNMA/GUARANTEED Continued
Government National Mortgage
Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29               $   122,174   $    132,767
Series 2000-7, Cl. Z, 8%, 1/16/30                      56,903         61,988
------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 28.17%,
7/16/28 3                                              26,271          3,569
Series 2001-21, Cl. SB, 42.57%,
1/16/27 3                                             995,308         92,708
Series 2002-15, Cl. SM, 36.868%,
2/16/32 3                                           1,068,818         98,234
Series 2004-11, Cl. SM, 23.293%,
1/17/30 3                                             699,030         76,342
Series 2006-47, Cl. SA, 86.875%,
8/16/36 3                                           5,575,001        481,289
                                                                --------------
                                                                   1,273,268

------------------------------------------------------------------------------
NON-AGENCY -- 35.5%
------------------------------------------------------------------------------
COMMERCIAL -- 14.9%
Asset Securitization Corp.,
Commercial Interest-Only Stripped
Mtg.-Backed Security,
Series 1997-D4,
Cl. PS1, 2.188%, 4/14/29 3                         13,317,022        451,748
------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 2006-1, Cl. AM, 5.421%, 9/1/45               4,070,000      3,730,941
------------------------------------------------------------------------------
Banc of America Funding Corp.,
Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32              1,259,603      1,262,596
------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., Mtg. Pass-Through
Certificates, Series 2004-8,
Cl. 5A1, 6.50%, 5/25/32                             1,015,862      1,036,040
------------------------------------------------------------------------------
Capital Lease Funding Securitization
LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series
1997-CTL1, (6.501)%, 6/22/24 3                      9,310,988        270,975
------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass
Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 2.493%,
8/25/08 1                                              12,213         11,914
------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust
2005-17, Mtg. Pass-Through
Certificates, Series 2005-17,
Cl. 1A8, 5.50%, 9/1/35                                 80,000         73,596

                       F4 | OPPENHEIMER CORE BOND FUND/VA

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
COMMERCIAL Continued
Citigroup Mortgage Loan Trust, Inc.
2006-WF1, Asset-Backed
Pass-Through Certificates, Series
2006-WF1, Cl. A2B, 5.536%, 3/1/36                 $   218,196   $    218,132
------------------------------------------------------------------------------
Citigroup/Deutsche Bank
2007-CD4 Commercial Mortgage
Trust, Commercial Mtg.
Pass-Through Certificates, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49                 1,630,000      1,587,543
------------------------------------------------------------------------------
CitiMortgage Alternative Loan
Trust 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through
Certificates:
Series 2006-A5, Cl. 1A1, 2.883%,
10/25/36 1                                          2,921,904      2,492,013
Series 2006-A5, Cl. 1A13, 2.933%,
10/25/36 1                                          1,522,144      1,272,102
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2007-8CB, Mtg. Pass-Through
Certificates, Series 2007-8CB,
Cl. A1, 5.50%, 5/25/37                                151,186        139,963
------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage
Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2,
Cl. A7, 5.961%, 6/25/36                               569,749        564,634
Series 2006-AB4,
Cl. A1A, 6.005%, 10/25/36                              62,221         61,281
Series 2006-AB3,
Cl. A7, 6.36%, 7/1/36                                 195,621        192,490
------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                        786,745        696,535
------------------------------------------------------------------------------
First Horizon Alternative Mortgage
Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                     889,013        859,609
------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations,
Series 2004-C3,
Cl. A2, 4.433%, 7/10/39                                50,000         49,908
------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series
2007-GG9, Cl. A2, 5.381%, 3/10/39                   4,310,000      4,220,303
------------------------------------------------------------------------------
Greenwich Capital Commercial
Mortgage 2007-GG11, Commercial
Mtg. Pass-Through Certificates,
Series 2007-GG11,
Cl. A4, 5.736%, 8/1/17                              1,890,000      1,790,539
------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
COMMERCIAL Continued
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP4,
Cl. AM, 4.999%, 10/1/42                           $ 1,110,000   $  1,036,801
Series 2007-LDPX,
Cl. A2S, 5.305%, 1/15/49                            3,950,000      3,848,898
Series 2007-LD12,
Cl. A2, 5.827%, 2/15/51                             1,080,000      1,067,472
Series 2007-LD11,
Cl. A2, 5.992%, 6/15/49 1                             110,000        109,133
Series 2008-C2,
Cl. A4, 6.068%, 2/1/51                              3,760,000      3,771,769
------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2005-C7, Commercial Mtg.
Pass-Through Certificates, Series
2005-C7, Cl. A2, 5.103%, 11/11/30                     770,000        768,599
------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates:
Series 2006-C1,
Cl. A2, 5.084%, 2/11/31                             2,320,000      2,300,392
Series 2006-C1,
Cl. AM, 5.217%, 2/11/31 1                           2,300,000      2,082,154
------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2007-C1, Commercial Mtg.
Pass-Through Certificates, Series
2007-C1, Cl. A2, 5.318%, 1/15/12                    1,770,000      1,732,312
------------------------------------------------------------------------------
Lehman Brothers Commercial
Conduit Mortgage Trust,
Interest-Only Stripped Mtg.-Backed
Security, Series 1998-C1,
Cl. IO, (1.369)%, 2/18/30 3                         4,859,136        146,927
------------------------------------------------------------------------------
Lehman Structured Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2002-GE1,
Cl. A, 2.514%, 7/26/24 2                              257,358        234,839
------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates, Series
2004-6, Cl. 10A1, 6%, 7/25/34                       1,508,654      1,375,255
------------------------------------------------------------------------------
Mastr Asset Securitization Trust
2006-3, Mtg. Pass-Through
Certificates, Series 2006-3,
Cl. 2A1, 2.933%, 10/25/36 1                           156,391        141,732
------------------------------------------------------------------------------
Merrill Lynch/Countrywide
Commercial Mortgage Trust 2007-9,
Commercial Mtg. Pass-Through
Certificates, Series 2007-9,
Cl. A4, 5.70%, 9/1/17                               1,650,000      1,559,129
------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6,
Cl. A1B, 6.59%, 3/15/30                                 1,364          1,370

                       F5 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
COMMERCIAL Continued
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG
2000-C1, Cl. A2, 7.306%, 10/6/15                 $     96,000   $    100,800
------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6,
Cl. A114, 5.75%, 4/25/37                            1,259,401      1,207,466
------------------------------------------------------------------------------
Residential Asset Securitization
Trust 2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB,
Cl. A5, 6%, 9/25/36                                 1,711,187      1,693,951
------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through
Certificates, Series 1999-C1,
Cl. X, 5.828%, 5/18/32 3                          218,574,301        349,784
------------------------------------------------------------------------------
STARM Mortgage Loan Trust
2007-3, Mtg. Pass-Through
Certificates, Series 2007-3,
Cl. 1A1, 5.658%, 6/1/37 1                           3,935,702     3,690,336
------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Mtg. Pass-Through Certificates,
Series 2002-AL1, Cl. B2, 3.45%,
2/25/32                                             2,280,137      1,106,370
------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C29,
Cl. A2, 5.272%, 11/15/48                              370,000        364,157
------------------------------------------------------------------------------
Wachovia Mortgage Loan Trust LLC,
Mtg. Pass-Through Certificates,
Series 2007-A, Cl. 1A1, 5.996%,
3/1/37 1                                            1,554,800      1,534,422
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR8 Trust, Mtg,
Pass-Through Certificates, Series
2006-AR8, Cl. 1A4, 5.882%, 8/1/46 1                 3,842,246      3,722,035
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY1 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY1, Cl. 1A2, 5.714%, 2/25/37 1,2                828,135        455,474
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY3 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY3, Cl. 2A2, 5.665%, 3/1/37 1                 2,146,394      1,560,756
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY4 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY4, Cl. 5A1, 5.636%, 11/1/36 1                1,164,505      1,108,748
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY5 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY5, Cl. 2A3, 5.658%, 5/1/37 1                 1,213,117      1,132,108
------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
COMMERCIAL Continued
Wells Fargo Mortgage-Backed
Securities 2004-EE Trust, Mtg.
Pass-Through Certificates, Series
2004-EE, Cl. 3A2, 4.013%, 12/1/34 1              $  2,670,283   $  2,635,535
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-U Trust, Mtg.
Pass-Through Certificates, Series
2004-U, Cl. A1, 6.313%, 10/1/34 1                     466,698        465,636
                                                                --------------
                                                                  62,287,222

------------------------------------------------------------------------------
MANUFACTURED HOUSING -- 1.6%
Wells Fargo Mortgage-Backed
Securities 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR12, Cl. 2A1, 6.099%, 9/25/36 1               3,071,672      2,938,435
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR2, Cl. 2A5, 5.106%, 3/25/36 1                3,725,891      3,612,065
                                                                --------------
                                                                   6,550,500

------------------------------------------------------------------------------
MULTIFAMILY -- 8.6%
Banc of America Mortgage
Securities, Inc., Mtg. Pass-Through
Certificates, Series 2005-F,
Cl. 2A3, 4.713%, 7/25/35 1                          2,684,061      2,602,057
------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4,
Mtg. Pass-Through Certificates,
Series 2006-4,
Cl. 2A1, 5.794%, 10/25/36 1                         1,469,847      1,305,356
------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust
2003-46, Mtg. Pass-Through
Certificates, Series 2003-46,
Cl. 1A2, 4.13%, 1/19/34 1                           1,741,267      1,727,500
------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust
2005-HYB1, Mtg. Pass-Through
Certificates, Series 2005-HYB1,
Cl. 1A2, 4.995%, 3/25/35 1                          2,501,714      2,376,628
------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust
2007-HY1, Mtg. Pass-Through
Certificates, Series 2007-HY1,
Cl. 1A1, 5.694%, 4/25/37 1                          4,385,714      4,096,785
------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.
2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5,
Cl. 1A3A, 5.89%, 7/25/36 1                          1,520,486      1,476,554
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB,
Cl. 2A4, 5.75%, 1/25/35                             2,316,000      1,990,637
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-85CB, Mtg. Pass-Through
Certificates, Series 2005-85CB,
Cl. 2A3, 5.50%, 2/25/36                             1,790,000      1,604,845

                       F6 | OPPENHEIMER CORE BOND FUND/VA

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
MULTIFAMILY Continued
GMAC Mortgage Corp. Loan Trust,
Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.297%,
7/19/35 1                                        $  2,706,233   $  2,338,021
Series 2004-J4, Cl. A7, 5.50%, 9/25/34              1,660,000      1,498,911
------------------------------------------------------------------------------
GSR Mortgage Loan Trust
2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7,
Cl. 3A1, 5.149%, 11/25/35 1                         4,304,410      4,109,741
------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors
Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2,
Cl. 2A1, 5.995%, 6/25/37 1                          3,271,228      3,145,033
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-AA Trust, Mtg.
Pass-Through Certificates, Series
2004-AA, Cl. 2A, 4.993%, 12/25/34 1                   881,563        857,756
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-S Trust, Mtg.
Pass-Through Certificates, Series
2004-S, Cl. A1, 3.541%, 9/25/34 1                     732,821        697,891
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR2, Cl. 2A2, 4.542%, 3/25/35 1                  535,120        517,418
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR4 Trust, Mtg.
Pass-Through Certificates, Series
2005-AR4, Cl. 2A2, 4.526%, 4/25/35 1                  898,902        860,981
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates:
Series 2006-AR10,
Cl. 4A1, 5.561%, 7/25/36 1                          1,825,987      1,768,889
Series 2006-AR10,
Cl. 2A1, 5.646%, 7/25/36 1                          1,389,844      1,346,054
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR2 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR2, Cl. 2A6, 5.106%, 3/25/36 1                  707,543        656,947
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR6 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR6, Cl. 3A1, 5.092%, 3/25/36 1                  796,848        767,843
                                                                --------------
                                                                  35,745,847

------------------------------------------------------------------------------
OTHER -- 0.0%
JPMorgan Mortgage Trust 2005-S2,
Mtg. Pass-Through Certificates,
Series 2005-S2,
Cl. 3A1, 6.762%, 2/25/32 1                             83,286         81,864
------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security, Series
1987-3, Cl. B, 85.666%, 10/23/17 3                      6,378            784

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
OTHER Continued
Salomon Brothers Mortgage
Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security,
Series 1987-3,
Cl. A, 4.516%, 10/23/17 4                        $      9,440   $      9,055
                                                                --------------
                                                                      91,703

------------------------------------------------------------------------------
RESIDENTIAL -- 10.4%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series
2007-4, Cl. A4, 5.936%, 7/1/17 1                    1,880,000      1,794,083
------------------------------------------------------------------------------
Chase Mortgage Finance Trust
2005-S1, Multiclass Mtg.
Pass-Through Certificates, Series
2005-S1, Cl. 1A5, 5.50%, 5/25/35                    1,000,000        918,372
------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust
2005-J4, Mtg. Pass-Through
Certificates, Series 2005-J4,
Cl. A7, 5.50%, 11/1/35                                 40,000         35,060
------------------------------------------------------------------------------
CitiMortgage Alternative Loan
Trust 2006-A1, Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Series 2006-A1,
Cl. 2A1, 5.25%, 3/1/21                              1,391,329      1,335,576
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2004-24CB, Mtg. Pass-Through
Certificates, Series 2004-24CB,
Cl. 1A1, 6%, 11/1/34                                1,536,665      1,441,061
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB,
Cl. 3A1, 6%, 1/1/35                                 1,224,214      1,114,474
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-18CB, Mtg. Pass-Through
Certificates, Series 2005-18CB,
Cl. A8, 5.50%, 5/25/36                              2,420,000      2,067,407
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-J1, Mtg. Pass-Through
Certificates, Series 2005-J1,
Cl. 3A1, 6.50%, 8/25/32                             2,120,990      1,868,085
------------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-J3, Mtg. Pass-Through
Certificates, Series 2005-J3,
Cl. 3A1, 6.50%, 9/25/34                             1,850,610      1,782,582
------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2007-C7, Commercial Mtg.
Pass-Through Certificates, Series
2007-C7, Cl. A3, 5.866%, 9/11/45                    4,370,000      4,178,252
------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates, Series 2005-10,
Cl. 2A3B, 5.55%, 1/25/36                              655,927        640,092

                       F7 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
RESIDENTIAL Continued
Merrill Lynch Mortgage Investors
Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3,
Cl. 2A1, 6.073%, 10/25/36 1                       $   110,596    $   107,043
------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan
Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR,
Cl. 5A3, 5.427%, 6/25/36 1                          1,110,000      1,045,733
------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2003-QS1,
Cl. A2, 5.75%, 1/25/33                                653,733        636,455
------------------------------------------------------------------------------
RALI Series 2004-QS10 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2004-QS10,
Cl. A3, 2.983%, 7/25/34 1                           1,541,758      1,377,286
------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13,
Cl. 1A5, 6%, 9/25/36                                  112,860        109,770
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                   39,008         38,773
------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 5/1/36                                   696,686        673,420
------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6,
Cl. A28, 5.75%, 4/25/37                                41,702         39,982
------------------------------------------------------------------------------
STARM Mortgage Loan Trust
2007-S1, Mtg. Pass-Through
Certificates, Series 2007-S1,
Cl. 3A1, 5.009%, 8/1/22 1                           4,067,243      3,941,858
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR12 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1               3,853,324      3,575,639
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR8, Cl. 2A1, 6.13%, 8/25/36 1                 3,725,259      3,657,012
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY1 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY1, Cl. 4A1, 5.473%, 2/1/37 1                    86,215         81,348
------------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY2 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY2, Cl. 2A1, 6.611%, 11/1/36 1                1,337,729      1,263,857
------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
RESIDENTIAL Continued
WaMu Mortgage Pass-Through
Certificates 2007-HY6 Trust, Mtg.
Pass-Through Certificates, Series
2007-HY6, Cl. 2A1, 5.698%, 6/25/37 1              $ 2,533,620    $ 2,352,149
------------------------------------------------------------------------------
Washington Mutual Mortgage
Pass-Through Certificates, Mtg.
Pass-Through Certificates, Series
2007-1, Cl. 1A8, 6%, 2/25/37                        3,533,116      3,431,019
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2003-6 Trust, Mtg.
Pass-Through Certificates, Series
2003-6, Cl. 1A1, 5%, 6/25/18                        1,413,377      1,367,090
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-EE Trust, Mtg.
Pass-Through Certificates, Series
2004-EE, Cl. 3A1, 4.013%, 12/1/34 1                 1,113,497      1,099,008
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series
2004-R, Cl. 2A1, 4.365%, 9/1/34 1                     505,780        492,442
------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR5 Trust, Mtg.
Pass-Through Certificates, Series
2006-AR5, Cl. 2A2, 5.54%, 4/1/36 1,2                1,658,365      1,094,521
                                                                --------------
                                                                  43,559,449
                                                                --------------

Total Mortgage-Backed Obligations
(Cost $ 381,203,760)                                             379,550,281

------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%
------------------------------------------------------------------------------

Resolution Funding Corp. Bonds, Residual
Funding STRIPS, 5.218%,
1/15/21 7 (Cost $ 432,864)                            825,000        455,337

------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 26.2%
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.3%
------------------------------------------------------------------------------
AUTOMOBILES -- 1.6%
Ford Motor Credit Co., 9.75%
Sr. Unsec. Nts., 9/15/10                            4,080,000      3,559,608
------------------------------------------------------------------------------
General Motors Acceptance
Corp., 8% Bonds, 11/1/31                            3,185,000      2,077,833
------------------------------------------------------------------------------
Hyundai Motor Manufacturing
Alabama LLC, 5.30% Sr. Unsec.
Nts., 12/19/08 8                                    1,115,000      1,115,846
                                                                --------------
                                                                   6,753,287

------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
MGM Mirage, Inc., 6% Sr.
Sec. Nts., 10/1/09                                  2,700,000      2,669,625
------------------------------------------------------------------------------
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts., 3/15/10 9                       350,000        320,250

                       F8 | OPPENHEIMER CORE BOND FUND/VA

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
----------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Wynn Las Vegas LLC/Wynn
Las Vegas Capital Corp., 6.625%
Nts., 12/1/14                                     $   1,765,000    $   1,623,800
                                                                   ---------------
                                                                       4,613,675

----------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.0%
Centex Corp., 5.80% Sr. Unsec.
Nts., 9/15/09 2                                       1,440,000        1,375,200
----------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                  615,000          616,538
----------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec.
Nts., 3/1/09                                          2,045,000        1,993,875
                                                                   ---------------
                                                                       3,985,613

----------------------------------------------------------------------------------
MEDIA -- 2.8%
Belo Corp.,
8% Sr. Unsec. Unsub. Nts., 11/1/08 2                  2,825,000        2,853,069
----------------------------------------------------------------------------------
Chancellor Media CCU,
8% Sr. Unsec. Nts., 11/1/08                           1,540,000        1,563,054
----------------------------------------------------------------------------------
Clear Channel Communications,
Inc., 6.25% Nts., 3/15/11                             1,370,000        1,161,764
----------------------------------------------------------------------------------
CSC Holdings, Inc.,
7.25% Sr. Unsec. Nts., 7/15/08                        1,635,000        1,639,088
----------------------------------------------------------------------------------
EchoStar DBS Corp.,
5.75% Sr. Unsec. Nts., 10/1/08                        2,445,000        2,451,113
----------------------------------------------------------------------------------
Tribune Co.,
5.50% Nts., Series E, 10/6/08                         1,427,000        1,402,028
----------------------------------------------------------------------------------
Univision Communications, Inc.,
3.875% Sr. Unsec. Nts., 10/15/08                        590,000          584,100
                                                                   ---------------
                                                                      11,654,216

----------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.7%
Dillard's, Inc.,
6.625% Unsec. Nts., 11/15/08 2                          930,000          931,163
----------------------------------------------------------------------------------
Macy's Retail Holdings, Inc.,
4.80% Sr. Nts., 7/15/09                               2,125,000        2,083,048
                                                                   ---------------
                                                                       3,014,211

----------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.1%
Gap, Inc. (The), 10.05% Unsub.
Nts., 12/15/08 1,2                                      466,000          477,068
----------------------------------------------------------------------------------
CONSUMER STAPLES -- 0.5%
----------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.5%
Albertson's, Inc.,
8% Sr. Unsec. Debs., 5/1/31                           1,675,000        1,724,692
----------------------------------------------------------------------------------
Delhaize America, Inc.,
9% Unsub. Debs., 4/15/31                                266,000          314,297
                                                                   ---------------
                                                                       2,038,989

----------------------------------------------------------------------------------
ENERGY--1.2%
----------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--1.2%
Buckeye Partners LP,
4.625% Sr. Nts., 7/15/13                                745,000          712,039

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
----------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
Energy Transfer Partners LP,
5.65% Sr. Unsec. Unsub. Nts., 8/1/12              $     430,000    $     434,101
----------------------------------------------------------------------------------
Kaneb Pipe Line Operating
Partnership LP, 5.875% Sr. Unsec.
Nts., 6/1/13                                          1,560,000        1,504,572
----------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 8                     963,699          958,285
----------------------------------------------------------------------------------
TEPPCO Partners LP,
6.125% Nts., 2/1/13                                     900,000          893,588
----------------------------------------------------------------------------------
Valero Logistics Operations LP,
6.05% Nts., 3/15/13                                     540,000          527,994
                                                                   ---------------
                                                                       5,030,579

----------------------------------------------------------------------------------
FINANCIALS--14.7%
----------------------------------------------------------------------------------
CAPITAL MARKETS -- 2.8%
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                            3,595,000        3,059,902
----------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
7.50% Sub. Nts., 5/11/38                              4,725,000        4,400,133
----------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75%
Jr. Sub. Bonds, 5/14/38                               4,285,000        4,032,712
                                                                   ---------------
                                                                      11,492,747

----------------------------------------------------------------------------------
COMMERCIAL BANKS -- 4.0%
Barclays Bank plc,
6.278% Perpetual Bonds 10                             5,830,000        4,816,571
----------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual
Bonds, Series A 8,10                                  6,600,000        4,630,890
----------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 1                               5,920,000        4,756,246
----------------------------------------------------------------------------------
Popular North America, Inc.,
4.70% Nts., 6/30/09                                   2,485,000        2,455,160
                                                                   ---------------
                                                                      16,658,867

----------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.5%
SLM Corp.:
3.95% Nts., Series A, 8/15/08                           220,000          218,535
4% Nts., 1/15/09                                      2,005,000        1,980,661
                                                                   ---------------
                                                                       2,199,196

----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 4.2%
Bank of America Corp.:
8% Unsec. Perpetual Bonds,
Series K 10                                           3,050,000        2,864,682
8.125% Perpetual Bonds, Series M 10                     515,000          487,453
----------------------------------------------------------------------------------
Capmark Financial Group, Inc.:
3.366% Sr. Unsec. Nts., 5/10/10 1                       700,000          539,874
5.875% Sr. Unsec. Nts., 5/10/12                       1,290,000          910,990
----------------------------------------------------------------------------------
CIT Group Funding Co. of Canada,
4.65% Sr. Unsec. Nts., 7/1/10 9                       1,235,000        1,033,615
----------------------------------------------------------------------------------
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57 1                      4,485,000        4,254,108
8.40% Perpetual Bonds, Series E 10                    1,730,000        1,646,718

                       F9 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT            VALUE
----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
JPMorgan Chase & Co.,
7.90% Perpetual Bonds, Series 1 10                $   3,625,000    $   3,409,059
----------------------------------------------------------------------------------
Liberty Media Corp.,
7.875% Sr. Nts., 7/15/09                                580,000          588,630
----------------------------------------------------------------------------------
Liberty Media LLC,
7.75% Sr. Nts., 7/15/09                               1,840,000        1,860,586
                                                                   ---------------
                                                                      17,595,715

----------------------------------------------------------------------------------
INSURANCE -- 3.2%
American International Group, Inc.,
6.25% Jr. Sub. Bonds, 3/15/37                           345,000          271,358
----------------------------------------------------------------------------------
Axa SA, 6.379% Sub. Perpetual
Bonds 8,10                                            5,105,000        4,114,222
----------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec.
Unsub. Nts., 12/1/34                                  1,055,000          424,997
----------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec.
Sub. Bonds, 12/15/66 1                                3,875,000        3,400,510
----------------------------------------------------------------------------------
Prudential Holdings LLC,
8.695% Bonds, Series C, 12/18/23 8                    2,400,000        2,797,490
----------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25 8                                  2,035,000        2,233,215
                                                                   ---------------
                                                                      13,241,792

----------------------------------------------------------------------------------
INDUSTRIALS -- 0.2%
----------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%
MetLife Capital Trust X,
9.25% Sec. Bonds, 4/8/68 1                              700,000          757,139
----------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 0.4%
----------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.4%
NCR Corp., 7.125% Sr. Unsec.
Unsub. Nts., 6/15/09                                  1,700,000        1,724,060
----------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.0%
----------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08                            250,000          250,625
8.875% Unsec. Unsub. Nts., 3/15/12                    3,925,000        4,023,125
                                                                   ---------------
                                                                       4,273,750

----------------------------------------------------------------------------------
UTILITIES -- 0.9%
----------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.9%
Monongahela Power Co.,
7.36% Unsec. Nts., Series A, 1/15/10                  1,925,000        1,973,895
----------------------------------------------------------------------------------
Westar Energy, Inc.,
7.125% Sr. Unsec. Nts., 8/1/09                        1,820,000        1,877,023
                                                                   ---------------
                                                                       3,850,918
                                                                   ---------------
Total Corporate Bonds and Notes
(Cost $117,561,371)                                                  109,361,822


                                                          UNITS            VALUE
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
----------------------------------------------------------------------------------

Pathmark Stores, Inc. Wts.,
Strike Price $22.31,
Exp. 9/19/10 2,11
(Cost $ 14,872)
                                                          5,408    $         189

----------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments
Purchased with Cash
Collateral from
Securities Loaned)
(Cost $ 513,535,050)                                                 500,343,968

                                                      PRINCIPAL
                                                         AMOUNT
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED -- 0.4% 12
----------------------------------------------------------------------------------

Repurchase agreement (Principal Amount/Value
$1,385,423 with a maturity value of $ 1,385,527)
with Barclays Capital, 2.70%, dated 6/30/08,
to be repurchased at $1,385,527 on 7/1/08,
collateralized by U.S. Agency Mortgages,
2.90%-6%, 4/25/23-5/15/38, with a value
of $1,413,131 (Cost $ 1,385,423)                  $   1,385,423        1,385,423

----------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $ 514,920,473)                                      120.3%     501,729,391
----------------------------------------------------------------------------------

LIABILITIES IN EXCESS OF OTHER ASSETS                     (20.3)     (84,661,736)
                                                  --------------------------------
NET ASSETS                                                100.0%   $ 417,067,655
                                                  ================================

                      F10 | OPPENHEIMER CORE BOND FUND/ VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $9,627,077, which represents 2.31% of the Fund's net assets. See Note 7 of accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $17,382,252 or 4.17% of the Fund's net assets as of June 30, 2008.

4. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $751,826 or 0.18% of the Fund's net assets as of June 30, 2008.

5. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,330,403. See Note 5 of accompanying Notes.

7.    Zero coupon bond reflects effective yield on the date of purchase.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,849,948 or 3.80% of the Fund's net assets as of June 30, 2008.

9.    Partial or fully-loaned security. See Note 8 of accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11.   Non-income producing security.

12. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of accompanying Notes.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                 INVESTMENTS IN   OTHER FINANCIAL
                                                     SECURITIES     INSTRUMENTS *
-----------------------------------------------------------------------------------
Level 1--Quoted Prices                           $           --   $     (117,997)
Level 2--Other Significant Observable Inputs        492,921,054       (9,910,308)
Level 3--Significant Unobservable Inputs              8,808,337               --
                                                 ----------------------------------
Total                                            $  501,729,391   $  (10,028,305)
                                                 ==================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of June 30, 2008. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES        GROSS        GROSS         SHARES
                                                 DECEMBER 31, 2007    ADDITIONS   REDUCTIONS  JUNE 30, 2008
------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl,. E                                                   4,105,793  104,208,341  108,314,134            --


                                                              DIVIDEND
                                                 VALUE          INCOME
------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E                                             $--        $ 138,897

                      F11 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
-------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

-------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------

                                                                                                      UNREALIZED
                                            NUMBER OF        EXPIRATION                             APPRECIATION
CONTRACT DESCRIPTION        BUY/SELL        CONTRACTS              DATE                  VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                  Buy              306           9/19/08           $  35,371,688   $      285,547
U.S. Treasury Nts., 2 yr.       Sell              503           9/30/08             106,235,172         (100,492)
U.S. Treasury Nts., 5 yr.        Buy               62           9/30/08               6,854,391          (21,683)
U.S. Treasury Nts., 10 yr.      Sell              574           9/19/08              65,391,156         (155,587)
                                                                                                  -----------------
                                                                                                  $        7,785
                                                                                                  =================

-------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------

                                                        BUY/SELL  NOTIONAL                             PREMIUM
                                                          CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION  RECEIVED/
COUNTERPARTY           REFERENCE ENTITY               PROTECTION    (000S)   FIXED RATE         DATE     (PAID)     VALUE
----------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                       American International
                       Group, Inc.                          Sell   $ 4,415        1.850%     9/20/08   $     -- $   2,035
                       Capmark Financial Group, Inc.        Sell       950        1.000      6/20/12         --  (248,009)
                       Countrywide Home Loans, Inc.         Sell     1,250        0.750      9/20/08         --   (15,528)
                       Dillard's, Inc.                      Sell       750        1.900     12/20/08         --    (7,232)
                       HCP, Inc.                            Sell     1,005        4.600      3/20/09         --     1,024
                       iStar Financial, Inc.                Sell     1,140        4.400     12/20/12         --   (94,342)
                       Kohl's Corp.                          Buy       665        1.180      6/20/18         --     7,126
                       Kohl's Corp.                         Sell       665        1.080      6/20/13         --    (3,549)
                       Kohl's Corp.                         Sell       665        0.900      6/20/13         --    (8,778)
                       Kohl's Corp.                          Buy       665        1.040      6/20/18         --    14,004
                       Lehman Brothers
                       Holdings, Inc.                       Sell     2,050        0.490      9/20/10         --  (104,741)
                       Merrill Lynch & Co., Inc.            Sell     4,265        0.680      9/20/08         --       618
                       Morgan Stanley                       Sell     3,985        2.150      9/20/08         --    14,701
                       Six Flags, Inc.                      Sell     1,075        8.250     12/20/08         --   (79,039)
                       Toys "R" Us, Inc.                    Sell     1,000        1.450      9/20/08         --   (15,981)
                       XL Capital Ltd.                      Sell     1,485        3.550      9/20/09         --        --
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:
                       ArvinMeritor, Inc.                   Sell     1,635        1.550      9/20/08         --   (18,781)
                       CenturyTel, Inc.                      Buy       900        1.230      9/20/13         --    19,067
                       Intelsat Ltd.                        Sell     1,075        3.450      9/20/08         --     4,291
                       iStar Financial, Inc.                Sell       165        4.000     12/20/12         --   (15,817)
                       iStar Financial, Inc.                Sell       410       12.000      3/20/09         --    15,092
                       Morgan Stanley                       Sell     4,280        2.150      9/20/08         --    15,789
                       Rite Aid Corp.                       Sell       530        7.500      3/20/09         --     6,697
                       Saks, Inc.                           Sell     1,715        2.000      9/20/08         --     1,748
                       Sprint Nextel Corp.                  Sell     2,940        6.300      3/20/09         --    57,997
                       The Bear Stearns                     Sell     1,830        2.088     12/20/08         --       798
                       Cos., Inc.
                       The Goodyear Tire &
                       Rubber Co.                           Sell     1,640        1.550      9/20/08         --       171
                       TXU Corp.                            Sell       365        5.910     12/20/12         --    (2,429)
                       TXU Corp.                            Sell       350        6.050     12/20/12         --      (679)
                       TXU Corp.                            Sell       365        6.000     12/20/12         --    (1,323)
                       Univision Communications, Inc.       Sell        25       14.600      3/20/09         --     1,377
                       Vornado Realty LP                    Sell       665        3.600      3/20/09         --    15,729
                       Wachovia Corp.                       Sell     1,345        1.000      3/20/09         --        89
                       Washington Mutual, Inc.              Sell       770        6.500     12/20/08         --    (3,186)
                       Washington Mutual, Inc.              Sell     2,670        6.800      6/20/09         --   (23,940)
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                       ABX.HE.AA.06-2 Index                 Sell       450        0.170      5/25/46     53,996  (358,364)
                       ABX.HE.AAA.06-2 Index                Sell        40        0.110      5/25/46         --   (12,153)
                       ABX.HE.AAA.06-2 Index                Sell        40        0.110      5/25/46         --   (12,153)

                      F12 | OPPENHEIMER CORE BOND FUND/VA

-------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS Continued
-------------------------------------------------------------------------------

                                                     BUY/SELL  NOTIONAL                               PREMIUM
                                                       CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION   RECEIVED/
COUNTERPARTY           REFERENCE ENTITY            PROTECTION    (000S)   FIXED RATE         DATE      (PAID)           VALUE
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Continued
                       Allied Waste North
                       America, Inc.                     Sell  $    630        2.000%     9/20/09  $      --       $   (3,319)
                       Allied Waste North
                       America, Inc.                     Sell       990        2.000      9/20/09         --           (5,215)
                       Ambac Assurance Corp.             Sell       805        8.450     12/20/08         --          (68,510)
                       Ambac Assurance Corp.             Sell     1,655        4.550      9/20/08         --         (129,307)
                       Ambac Assurance Corp.             Sell     1,355        4.550      9/20/08         --         (105,868)
                       CDX.NA.IG.10 Index                 Buy     5,325        1.550      6/20/13    118,155          (29,340)
                       Cemex                             Sell       665        2.000      3/20/09         --              144
                       Centex Corp.                      Sell       355        1.550      9/20/09         --           (9,090)
                       CenturyTel, Inc.                   Buy     1,485        1.230      9/20/13         --           31,461
                       Cit Group, Inc.                   Sell       125        5.000      3/20/09     14,375           (3,600)
                       Countrywide Home
                       Loans, Inc.                       Sell     1,150        3.250      9/20/08         --           (7,071)
                       Dillard's, Inc.                   Sell       420        0.750      9/20/08         --           (4,040)
                       Dow Jones CDX.NA.IG.7
                       Index                              Buy     3,600        0.400     12/20/11       (370)         141,746
                       Georgia-Pacific Corp.             Sell     1,635        1.750      9/20/08         --           (6,614)
                       Intelsat Ltd.                     Sell       430        2.850      9/20/08         --            1,064
                       iStar Financial, Inc.             Sell     2,025        2.925     12/20/08         --          (68,076)
                       iStar Financial, Inc.             Sell     1,175        3.000     12/20/08         --          (39,075)
                       iStar Financial, Inc.             Sell       180        4.320     12/20/12         --          (15,368)
                       iStar Financial, Inc.             Sell     1,005       12.000      3/20/09         --           36,993
                       Jones Apparel Group, Inc.         Sell       675        2.720      6/20/13         --          (13,271)
                       Jones Apparel Group, Inc.          Buy       675        2.635      6/20/18         --           20,393
                       Kohl's Corp.                      Sell       675        1.180      6/20/13         --             (655)
                       Kohl's Corp.                       Buy       675        1.300      6/20/18         --            1,249
                       Lehman Brothers
                       Holdings, Inc.                    Sell     2,230        1.410      9/20/08         --          (26,399)
                       Lehman Brothers
                       Holdings, Inc.                    Sell        90        2.070      3/20/09         --               98
                       Levi Strauss & Co.                Sell       935        1.000      9/20/08         --               52
                       Levi Strauss & Co.                Sell       700        0.900      9/20/08         --             (138)
                       Liz Claiborne, Inc.               Sell     2,485        3.250      6/20/09         --            1,538
                       MBIA, Inc.                        Sell     1,025        0.520      9/20/08         --          (84,658)
                       MBIA, Inc.                        Sell     1,020        0.600      9/20/08         --          (84,047)
                       MBIA Insurance Corp.              Sell     2,580        8.850     12/20/08         --         (451,962)
                       Merrill Lynch & Co., Inc.         Sell       300        1.650      9/20/08         --              781
                       Owens-Illinois, Inc.              Sell       900        1.250      9/20/08         --              217
                       Prudential Financial, Inc.        Sell     1,430        2.050      6/20/09         --             (546)
                       Tenet Healthcare Corp.            Sell     1,635        1.600      3/20/09         --          (15,941)
                       The Bear Stearns Cos., Inc.       Sell     4,195        2.350      9/20/08         --           (4,145)
                       The Bear Stearns Cos., Inc.       Sell       220        2.750      9/20/08         --                5
                       Vornado Realty LP                 Sell     1,345        3.875      6/20/09         --           34,617
                       Wachovia Corp.                    Sell     2,990        1.000      3/20/09         --              199
                       Washington Mutual, Inc.           Sell       255        4.500     12/20/08         --           (3,545)
                       Washington Mutual, Inc.           Sell     1,275        4.500     12/20/08         --          (17,723)
                       XL Capital Ltd.                   Sell     1,675        3.550      9/20/09         --           (5,343)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:
                       ABX.HE.AA.06-2 Index              Sell       155        0.170      5/25/46     12,771         (123,221)
                       ABX.HE.AA.06-2 Index              Sell       760        0.170      5/25/46    300,182         (604,182)
                       ABX.HE.AAA.06-2 Index             Sell        20        0.110      5/25/46         --           (6,100)
                       Capmark Financial Group,Inc.      Sell     1,035        0.950      6/20/12         --         (271,602)
                       First Data Corp.                  Sell     1,020        1.150      9/20/08         --           (5,490)

                       F13 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
-------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

-------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS Continued
-------------------------------------------------------------------------------

                                                           BUY/SELL  NOTIONAL                              PREMIUM
                                                             CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION   RECEIVED/
COUNTERPARTY             REFERENCE ENTITY                PROTECTION    (000S)   FIXED RATE         DATE      (PAID)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                         Amkor Technology, Inc.                Sell   $   155        2.650%     9/20/08   $     --    $        153
                         Citigroup, Inc.                       Sell     1,315        1.250      9/20/08         --         (40,506)
                         Dole Food Co., Inc.                   Sell     1,645        3.880      9/20/08         --         (11,049)
                         D.R. Horton, Inc.                     Sell       935        4.210     12/20/08         --           1,363
                         First Data Corp.                      Sell       110        4.700      3/20/09         --           2,254
                         General Mills, Inc.                   Sell     1,415        0.380     12/20/12         --          (1,005)
                         iStar Financial, Inc.                 Sell       185        3.950     12/20/12         --         (18,037)
                         K. Hovnanian Enterprises, Inc.        Sell       635        6.750      9/20/08         --            (694)
                         Morgan Stanley                        Sell       110        1.500      9/20/08         --             225
                         Pulte Homes, Inc.                     Sell     1,625        2.750      9/20/09         --         (18,343)
                         R.H. Donnelley Corp.                  Sell     1,465        9.000      3/20/09         --          34,359
                         Sara Lee Corp.                         Buy     1,370        0.419      9/20/12         --           2,809
                         Smurfit-Stone Container
                         Enterprises, Inc.                     Sell     1,640        1.450      9/20/08         --             307
                         Sprint Nextel Corp.                   Sell     1,060        6.300      3/20/09         --          20,911
                         Univision Communications, Inc.        Sell       140        5.000      6/20/09     15,400          (1,070)
                         Univision Communications, Inc.        Sell       360        5.000      6/20/09     21,600          (2,750)
                         Univision Communications, Inc.        Sell       350        5.000      6/20/09     35,000          (2,674)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                         ABX.HE.AA.06-2 Index                  Sell       930        0.170      5/25/46    602,100        (741,539)
                         Ambac Assurance Corp.                 Sell       680        8.500     12/20/08         --         (57,718)
                         Ambac Assurance Corp.                 Sell       780        4.650      9/20/08         --         (60,754)
                         Cemex, Sociedad Anonima
                         Bursatil De Capital Variable          Sell     1,410        1.950      3/20/09         --            (214)
                         Centex Corp.                          Sell       895        3.750      6/20/09         --             680
                         CenturyTel, Inc.                       Buy       695        1.230      9/20/13         --          14,724
                         Dillard's, Inc.                       Sell        40        3.250      9/20/09         --              10
                         D.R. Horton, Inc.                     Sell     1,705        4.200     12/20/08         --           2,401
                         General Mills, Inc.                   Sell     1,715        0.400     12/20/12         --             194
                         Genworth Financial, Inc.              Sell     2,030        3.250      3/20/09         --           2,633
                         Harrah's Operating Co., Inc.          Sell     1,540        5.000      3/20/10     77,000        (124,501)
                         Limited Brands, Inc.                  Sell       670        2.900      6/20/13         --            (256)
                         Limited Brands, Inc.                   Buy       670        2.930      6/20/18         --         (32,858)
                         Liz Claiborne, Inc.                    Buy     1,000        2.920      6/20/18         --          13,728
                         Liz Claiborne, Inc.                   Sell     1,000        3.150      6/20/13         --           1,714
                         Liz Claiborne, Inc.                   Sell       325        2.750      6/20/13         --          (4,713)
                         Liz Claiborne, Inc.                    Buy       325        2.600      6/20/18         --          11,206
                         Macy's, Inc.                           Buy     1,345        2.540      6/20/18         --         (17,466)
                         Macy's, Inc.                          Sell       670        2.570      6/20/13         --          16,554
                         Macy's, Inc.                           Buy       670        2.500      6/20/18         --          (6,863)
                         Macy's, Inc.                          Sell     1,345        2.610      6/20/13         --          35,509
                         Merrill Lynch & Co., Inc.             Sell       755        3.000      9/20/08         --           4,547
                         Morgan Stanley                        Sell     4,275        0.640      9/20/08         --            (581)
                         Nortel Networks Corp.                 Sell       265        1.850      9/20/08         --              81
                         Prudential Financial, Inc.            Sell     1,470        2.100      6/20/09         --             157
                         R.H. Donnelley Corp.                  Sell       185        5.000      3/20/09     18,500          (7,125)
                         Rite Aid Corp.                        Sell       550        5.000      9/20/09     16,500         (12,724)
                         Sprint Nextel Corp.                   Sell     1,985        6.300      3/20/09         --          39,158
                         The Hartford Financial Services
                         Group, Inc.                           Sell       670        2.350      3/20/09         --           6,660
                         The Hartford Financial Services
                         Group, Inc.                           Sell       695        2.350      3/20/09         --           6,909
                         Toys "R" Us, Inc.                     Sell       510        8.610      3/20/09         --          14,115
                         Toys "R" Us, Inc.                     Sell       130        8.610      3/20/09         --           3,598
                         Tribune Co.                           Sell       400        5.000      3/20/10     94,000        (104,388)

                      F14 | OPPENHEIMER CORE BOND FUND/VA

-------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS Continued
-------------------------------------------------------------------------------

                                                           BUY/SELL  NOTIONAL                                  PREMIUM
                                                             CREDIT    AMOUNT  PAY/RECEIVE   TERMINATION     RECEIVED/
COUNTERPARTY             REFERENCE ENTITY                PROTECTION    (000S)   FIXED RATE          DATE        (PAID)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
Continued
                         Univision Communications, Inc.        Sell    $  155        3.000%     12/20/08    $       --  $    (5,613)
                         Univision Communications, Inc.        Sell     1,325        3.000      12/20/08            --      (47,979)
                         Univision Communications, Inc.        Sell       325        5.000       3/20/09        27,625      (11,350)
                         Washington Mutual, Inc.               Sell       775        6.800       6/20/09            --       (6,949)
                         Washington Mutual, Inc.               Sell       595        4.400      12/20/08            --       (8,561)
                         Washington Mutual, Inc.               Sell        75        7.500       6/20/09            --         (291)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                         ABX.HE.AA.06-2 Index                  Sell       155        0.170       5/25/46        12,383     (123,590)
                         ABX.HE.AA.06-2 Index                  Sell       300        0.170       5/25/46        29,999     (239,206)
                         ABX.HE.AAA.06-2 Index                 Sell        20        0.110       5/25/46            --       (6,184)
                         Capmark Financial Group, Inc.         Sell       405        5.000       6/20/12       109,350      (61,849)
                         Countrywide Home Loans, Inc.          Sell       800        0.750       9/20/08            --       (9,938)
                         Countrywide Home Loans, Inc.          Sell     3,070        0.420       6/20/09            --      (79,138)
                         First Data Corp.                      Sell       620        1.350       9/20/08            --       (3,024)
                         Ford Motor Co.                        Sell     2,065        7.150      12/20/16            --     (454,599)
                         Ford Motor Co.                        Sell       980        7.050      12/20/16            --     (245,065)
                         General Motors Corp.                  Sell     1,035        5.800      12/20/16            --     (349,265)
                         General Motors Corp.                  Sell     1,000        5.750      12/20/16            --     (338,844)
                         Harrah's Operating Co., Inc.          Sell       720        2.200       9/20/08            --       (7,251)
                         Inco Ltd.                              Buy     1,030        0.700       3/20/17            --         (971)
                         Inco Ltd.                              Buy     1,015        0.630       3/20/17            --       11,736
                         iStar Financial, Inc.                 Sell       170        4.860      12/20/12            --      (11,507)
                         J.C. Penney Co., Inc.                 Sell     1,095        1.300      12/20/17            --      (33,456)
                         J.C. Penney Co., Inc.                 Sell     1,060        1.070      12/20/17            --      (49,272)
                         Jones Apparel Group, Inc.             Sell     1,370        3.200       6/20/13            --         (382)
                         Jones Apparel Group, Inc.              Buy     1,370        2.970       6/20/18            --       11,563
                         Kohl's Corp.                           Buy     1,590        0.660      12/20/17            --       41,553
                         Kohl's Corp.                           Buy     1,640        0.870      12/20/17            --       17,751
                         Lennar Corp.                          Sell     1,210        2.900      12/20/08            --      (21,896)
                         Liz Claiborne, Inc.                   Sell     1,345        3.100       6/20/13            --         (421)
                         Liz Claiborne, Inc.                    Buy     1,345        2.900       6/20/18            --       20,209
                         Merrill Lynch & Co., Inc.             Sell     1,270        3.250       9/20/08            --        8,453
                         Merrill Lynch & Co., Inc.             Sell     3,675        3.000       9/20/08            --       22,135
                         Residential Capital LLC               Sell     2,455        6.120       9/20/08            --      (43,527)
                         Sara Lee Corp.                         Buy     1,760        0.418       9/20/12            --        3,677
                         The Hartford Financial
                         Services Group, Inc.                  Sell       665        2.400       3/20/09            --        6,857
                         Toys "R" Us, Inc.                     Sell       640        2.550       9/20/08            --       (8,468)
                         Vale Overseas Ltd.                    Sell     1,030        1.170       3/20/17            --      (41,406)
                         Vale Overseas Ltd.                    Sell     1,015        1.100       3/20/17            --      (45,580)
                                                                                                            ------------------------
                                                                                                            $1,558,566  $(5,933,092)
                                                                                                            ========================

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                    NOTIONAL                    PAID BY   RECEIVED BY   TERMINATION
SWAP COUNTERPARTY                     AMOUNT                   THE FUND      THE FUND          DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
Credit Suisse International    $   4,580,000  Three-Month USD BBA LIBOR         5.428%       8/7/17   $   328,171
----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG                   3,870,000  Three-Month USD BBA LIBOR         5.445        8/8/17       282,313
                                                                                                      ----------------
                                                                                                      $   610,484
                                                                                                      ================

Abbreviation is as follows:
BBA LIBOR British Bankers' Association London-Interbank Offered Rate

                       F15 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
-------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

-------------------------------------------------------------------------------
TOTAL RETURN SWAPS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------

                                      NOTIONAL                                                         TERMINATION
SWAP COUNTERPARTY                       AMOUNT         PAID BY THE FUND        RECEIVED BY THE FUND           DATE       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Brothers U.S. CMBS         8.5+ Index minus 15
Citibank NA                        $   200,000           AAA 8.5+ Index                basis points         8/1/08   $   (7,889)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Brothers U.S. CMBS            8.5+ Index minus
Deutsche Bank AG                     2,700,000           AAA 8.5+ Index             15 basis points         8/1/08     (106,379)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
                                                 If positive, the Total      If negative, the Total
                                                   Return of the Lehman        Return of the Lehman
                                                     Brothers U.S. CMBS      Brothers U.S. CMBS AAA
                                     8,500,000           AAA 8.5+ Index                  8.5+ Index         3/1/09     (333,120)

                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Brothers U.S. CMBS         8.5+ Index plus 200
                                     3,210,000           AAA 8.5+ Index                basis points         3/1/09      (78,138)

                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Brothers U.S. CMBS         8.5+ Index minus 50
                                     5,280,000           AAA 8.5+ Index                basis points         12/1/08    (219,659)
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Brothers U.S. CMBS         8.5+ Index minus 30
                                    16,570,000           AAA 8.5+ Index                basis points         8/1/08     (657,778)

                                                 If positive, the Total      If negative, the Total
                                                   Return of the Lehman        Return of the Lehman
                                                     Brothers U.S. CMBS      Brothers U.S. CMBS AAA
                                     7,300,000                AAA Index  Index plus 25 basis points         2/1/09     (150,650)

                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Brothers U.S. CMBS         8.5+ Index minus 15
                                    16,000,000           AAA 8.5+ Index                basis points         8/1/08     (633,416)

                                                 If positive, the Total      If negative, the Total
                                                   Return of the Lehman        Return of the Lehman
                                                     Brothers U.S. CMBS      Brothers U.S. CMBS AAA
                                     2,980,000           AAA 8.5+ Index                  8.5+ Index         3/1/09     (117,651)

                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Brothers U.S. CMBS         8.5+ Index plus 250
                                     3,570,000           AAA 8.5+ Index                basis points         3/1/09     (134,498)

                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Brothers U.S. CMBS         8.5+ Index plus 200
                                     3,210,000           AAA 8.5+ Index                basis points         3/1/09     (122,094)

                       F16 | OPPENHEIMER CORE BOND FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

-------------------------------------------------------------------------------
TOTAL RETURN SWAPS Continued
-------------------------------------------------------------------------------

                                      NOTIONAL                                                         TERMINATION
SWAP COUNTERPARTY                       AMOUNT         PAID BY THE FUND        RECEIVED BY THE FUND           DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
Continued
                                                 If positive, the Total      If negative, the Total
                                                   Return of the Lehman        Return of the Lehman
                                                     Brothers U.S. CMBS      Brothers U.S. CMBS AAA
                                   $ 3,600,000           AAA 8.5+ Index                  8.5+ Index         5/1/09  $   (142,129)
                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Brothers U.S. CMBS         8.5+ Index minus 20
                                     7,300,000           AAA 8.5+ Index                basis points         5/1/09      (289,260)
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Bros U.S. CMBS AAA         8.5+ Index plus 150
                                     5,050,000               8.5+ Index                basis points         8/1/08      (183,439)
                                                 If positive, the Total      If negative, the Total
                                                   Return of the Lehman        Return of the Lehman
                                                     Brothers U.S. CMBS      Brothers U.S. CMBS AAA
                                       900,000           AAA 8.5+ Index                  8.5+ Index         8/1/08       (34,939)
                                                       If positive, the            If negative, the
                                                    Total Return of the         Total Return of the
                                                   Lehman Brothers U.S.        Lehman Brothers U.S.
                                     7,300,000           CMBS AAA Index              CMBS AAA Index         2/1/09      (130,488)
                                                       If positive, the            If negative, the
                                                    Total Return of the         Total Return of the
                                                   Lehman Brothers U.S.        Lehman Brothers U.S.
                                    14,200,000           CMBS AAA Index              CMBS AAA Index         3/1/09      (248,028)
                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Brothers U.S. CMBS         8.5+ Index plus 250
                                     5,960,000           AAA 8.5+ Index                basis points         3/1/09       (96,729)
                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Brothers U.S. CMBS         8.5+ Index plus 350
                                     5,860,000           AAA 8.5+ Index                basis points         3/1/09       (51,602)
                                                                             If negative, the Total
                                                 If positive, the Total        Return of the Lehman
                                                   Return of the Lehman      Brothers U.S. CMBS AAA
                                                     Brothers U.S. CMBS         8.5+ Index minus 50
                                    17,290,000           AAA 8.5+ Index                basis points        12/1/08      (674,175)
                                                                                   If negative, the
                                                 If positive, the Total         Total Return of the
                                                   Return of the Lehman        Lehman Brothers U.S.
                                                     Brothers U.S. CMBS         CMBS AAA 8.5+ Index
                                    4,420,000            AAA 8.5+ Index       minus 65 basis points        12/1/08      (175,639)
                                                                                                                     --------------
                                                                                                                     $(4,587,700)
                                                                                                                     ==============

Abbreviation is as follows:
CMBS Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F17 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited
---------------------------------------------------------

June 30, 2008

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------

Investments, at value (cost $514,920,473)--see accompanying statement of
investments                                                                           $ 501,729,391
-----------------------------------------------------------------------------------------------------
Cash                                                                                        669,738
-----------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $ 376,135)                                         1,307,805
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                3,365,567
Investments sold                                                                            121,638
Shares of beneficial interest sold                                                           78,095
Other                                                                                        83,144
                                                                                      ---------------
Total assets                                                                            507,355,378

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------

Return of collateral for securities loaned                                                1,385,423
-----------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $ 1,182,431)                                          11,218,113
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis                         74,999,821
Shares of beneficial interest redeemed                                                    2,352,424
Futures margins                                                                             117,997
Distribution and service plan fees                                                           67,640
Shareholder communications                                                                   65,153
Trustees' compensation                                                                       17,754
Transfer and shareholder servicing agent fees                                                 1,738
Other                                                                                        61,660
                                                                                      ---------------
Total liabilities                                                                        90,287,723

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $ 417,067,655
                                                                                      ===============
-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                            $      40,031
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              461,156,871
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                        14,473,827
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                            (37,068,036)
-----------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                              (21,535,038)
                                                                                      ---------------
NET ASSETS                                                                            $ 417,067,655
                                                                                      ===============

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------

Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $305,190,827 and 29,245,573 shares of beneficial interest
outstanding)                                                                          $       10.44
-----------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $111,876,828 and 10,785,831 shares of beneficial interest
outstanding)                                                                          $       10.37

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F18 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF OPERATIONS Unaudited
---------------------------------------------------------

For the Six Months Ended June 30, 2008

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------

Interest                                                              $  13,676,827
-------------------------------------------------------------------------------------
Fee income                                                                  457,011
-------------------------------------------------------------------------------------
Dividends from affiliated companies                                         138,897
-------------------------------------------------------------------------------------
Portfolio lending fees                                                        9,663
                                                                      ---------------
Total investment income                                                  14,282,398

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------

Management fees                                                           1,267,951
-------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                          136,714
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                            4,975
Service shares                                                                4,988
-------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                           13,391
Service shares                                                                4,871
-------------------------------------------------------------------------------------
Trustees' compensation                                                        7,944
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                   1,309
-------------------------------------------------------------------------------------
Administration service fees                                                     750
-------------------------------------------------------------------------------------
Other                                                                        51,470
                                                                      ---------------
Total expenses                                                            1,494,363
Less reduction to custodian expenses                                         (1,129)
Less waivers and reimbursements of expenses                                 (25,518)
                                                                      ---------------
Net expenses                                                              1,467,716

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    12,814,682

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from unaffiliated companies                                    (542,003)
Closing and expiration of futures contracts                              (1,372,236)
Swap contracts                                                            2,180,214
                                                                      ---------------
Net realized gain                                                           265,975
-------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                             (12,322,918)
Futures contracts                                                           291,647
Swap contracts                                                           (7,233,504)
                                                                      ---------------
Net change in unrealized depreciation                                   (19,264,775)

-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  (6,184,118)
                                                                      ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F19 | OPPENHEIMER CORE BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------

                                                                                    SIX MONTHS              YEAR
                                                                                         ENDED             ENDED
                                                                                 JUNE 30, 2008      DECEMBER 31,
                                                                                   (UNAUDITED)              2007
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------

Net investment income                                                           $   12,814,682     $  20,943,854
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                               265,975        (3,101,555)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                              (19,264,775)          (11,066)
                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations                     (6,184,118)       17,831,233

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Non-Service shares                                                                 (12,773,902)      (18,342,384)
Service shares                                                                      (4,423,158)       (2,404,569)
                                                                                -----------------------------------
                                                                                   (17,197,060)      (20,746,953)

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                  (3,053,247)      (37,703,583)
Service shares                                                                      14,298,899        61,525,061
                                                                                -----------------------------------
                                                                                    11,245,652        23,821,478

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                          (12,135,526)       20,905,758
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                429,203,181       408,297,423
                                                                                -----------------------------------
End of period (including accumulated net investment income of $14,473,827
and $18,856,205, respectively)                                                  $  417,067,655     $ 429,203,181
                                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F20 | OPPENHEIMER CORE BOND FUND/VA

FINANCIAL HIGHLIGHTS
---------------------------------------------------------

                                             SIX MONTHS
                                                  ENDED
                                          JUNE 30, 2008                                                   YEAR ENDED DECEMBER 31,
NON-SERVICE SHARES                          (UNAUDITED)           2007            2006           2005           2004         2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period         $    11.06      $   11.16       $   11.19      $   11.50     $   11.42      $  11.31
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .32 1          .55 1           .53 1          .51 1         .43 1         .51
Net realized and unrealized gain (loss)            (.49)          (.08)            .03           (.23)          .18           .23
                                             ---------------------------------------------------------------------------------------
Total from investment operations                   (.17)           .47             .56            .28           .61           .74
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income               (.45)          (.57)           (.59)          (.59)         (.53)         (.63)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    10.44      $   11.06       $   11.16      $   11.19     $   11.50      $  11.42
                                             =======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                (1.35)%         4.39%           5.28%          2.59%         5.49%         6.78%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)     $  305,191      $ 325,661       $ 367,106      $ 430,642     $ 504,244      $618,234
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $  311,411      $ 345,723       $ 391,750      $ 466,033     $ 552,293      $691,931
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                              6.13%          5.07%           4.83%          4.56%         3.82%         4.03%
Total expenses                                     0.64% 4        0.68% 4         0.77% 4        0.76%         0.75%         0.73%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                 0.63%          0.68%           0.77%          0.76%         0.75%         0.73%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              32% 5          89% 5          114% 5         111% 5         95% 5        101%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

          Six Months Ended June 30, 2008      0.65%
          Year Ended December 31, 2007        0.68%
          Year Ended December 31, 2006        0.77%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS    SALE TRANSACTIONS
---------------------------------------------------------------------------------
Six Months Ended June 30, 2008            $   369,944,492      $   322,899,460
Year Ended December 31, 2007              $   662,784,931      $   678,316,693
Year Ended December 31, 2006              $ 1,168,229,255      $ 1,270,329,129
Year Ended December 31, 2005              $ 2,420,041,493      $ 2,423,498,913
Year Ended December 31, 2004              $ 2,841,348,053      $ 2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F21 | OPPENHEIMER CORE BOND FUND/VA

FINANCIAL HIGHLIGHTS Continued
---------------------------------------------------------

                                             SIX MONTHS
                                                  ENDED
                                          JUNE 30, 2008                                                YEAR ENDED DECEMBER 31,
SERVICE SHARES                              (UNAUDITED)          2007           2006          2005         2004           2003
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period         $   10.98      $   11.10       $  11.15      $  11.47      $ 11.39        $ 11.30
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                              .31 1          .52 1          .49 1         .47 1        .40 1          .43
Net realized and unrealized gain (loss)           (.49)          (.08)           .03          (.22)         .18            .28
                                             -----------------------------------------------------------------------------------
Total from investment operations                  (.18)           .44            .52           .25          .58            .71
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.43)          (.56)          (.57)         (.57)        (.50)          (.62)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   10.37      $   10.98       $  11.10   $     11.15     $  11.47        $ 11.39
                                             ===================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               (1.44)%         4.09%          4.93%         2.33%        5.22%          6.56%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)     $ 111,877      $ 103,542       $ 41,191      $ 11,110      $ 3,505        $ 3,835
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $ 113,527      $  70,116       $ 21,265      $  7,213      $ 3,002        $ 3,903
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             5.88%          4.85%          4.56%         4.29%        3.55%          3.73%
Total expenses                                    0.89% 4        0.92% 4        1.06% 4       1.03%        0.99%          0.98%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                0.88%          0.92%          1.06%         1.03%        0.99%          0.98%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             32% 5          89% 5         114% 5        111% 5        95% 5         101%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended June 30, 2008          0.90%
        Year Ended December 31, 2007            0.92%
        Year Ended December 31, 2006            1.06%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2008            $   369,944,492     $   322,899,460
Year Ended December 31, 2007              $   662,784,931     $   678,316,693
Year Ended December 31, 2006              $ 1,168,229,255     $ 1,270,329,129
Year Ended December 31, 2005              $ 2,420,041,493     $ 2,423,498,913
Year Ended December 31, 2004              $ 2,841,348,053     $ 2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F22 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund/VA (the "Fund"), is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

                      F23 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                           WHEN-ISSUED OR DELAYED
                                      DELIVERY BASIS TRANSACTIONS
                -------------------------------------------------
                Purchased securities                  $74,999,821

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

                      F24 | OPPENHEIMER CORE BOND FUND/VA

--------------------------------------------------------------------------------
INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October losses of $230,351 and unused capital loss carryforwards as follows:

                        EXPIRING
                        -----------------------------
                        2010             $ 29,885,554
                        2013                   57,295
                        2014                6,081,496
                        2015                1,245,459
                                         ------------
                        Total            $ 37,269,804
                                         ============

As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $37,234,180 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will utilize $265,975 of capital loss carryforward to offset realized capital gains.

                      F25 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities               $  514,998,903
                Federal tax cost of other investments          (130,966,603)
                                                             --------------
                Total federal tax cost                       $  384,032,300
                                                             ==============

                Gross unrealized appreciation                $    9,919,013
                Gross unrealized depreciation                   (31,532,482)
                                                             --------------
                Net unrealized depreciation                  $  (21,613,469)
                                                             ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

                      F26 | OPPENHEIMER CORE BOND FUND/VA

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED JUNE 30, 2008        YEAR ENDED DECEMBER 31, 2007
                                                      SHARES          AMOUNT              SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                 500,986    $  5,371,618           1,273,250    $ 13,904,774
Dividends and/or distributions reinvested          1,288,991      12,773,902           1,704,683      18,342,384
Acquisition-Note 10                                1,626,777      17,178,762                  --              --
Redeemed                                          (3,625,925)    (38,377,529)         (6,416,114)    (69,950,741)
                                                  ---------------------------------------------------------------
Net decrease                                        (209,171)   $ (3,053,247)         (3,438,181)   $(37,703,583)
                                                  ===============================================================

-----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                               3,003,383    $ 31,643,239           6,555,320    $ 70,649,282
Dividends and/or distributions reinvested            449,052       4,423,158             224,516       2,404,569
Redeemed                                          (2,097,778)    (21,767,498)         (1,059,398)    (11,528,790)
                                                  ---------------------------------------------------------------
Net increase                                       1,354,657    $ 14,298,899           5,720,438    $ 61,525,061
                                                  ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                                                        PURCHASES          SALES
                --------------------------------------------------------------------------------
                Investment securities                                $109,090,843   $106,051,782
                U.S. government and government agency obligations         357,637             --
                To Be Announced (TBA) mortgage-related securities     369,944,492    322,899,460

                      F27 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                FEE SCHEDULE
                ---------------------------------
                Up to $1 billion            0.60%
                Over $1 billion             0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $9,976 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. These fees are paid out of the Fund's assets on an on-going basis and increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager voluntarily reimbursed expenses of $15,729 and $6,021 for Non-Service and Service shares, respectively, due to the acquisition of Government Securities Portfolio.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $3,768 for IMMF management fees.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

                      F28 | OPPENHEIMER CORE BOND FUND/VA

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
6. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

                      F29 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SWAP CONTRACTS Continued

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2008, the Fund had on loan securities valued at $1,329,375. Collateral of $1,385,423 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

--------------------------------------------------------------------------------
10. ACQUISITION OF GOVERNMENT SECURITIES PORTFOLIO

On April 30, 2008, the Fund acquired all of the net assets of Government Securities Portfolio, pursuant to an Agreement and Plan of Reorganization approved by the Government Securities Portfolio shareholders on April 25, 2008. The Fund issued (at an exchange ratio of 1.0341 for Non-Service of the Fund to one share of Government Securities Portfolio) 1,626,777 shares of beneficial interest for Non-Service, valued at $17,178,762 in exchange for the net assets, resulting in combined Non-Service net assets of $321,759,067 on April 30, 2008. The net assets acquired included net unrealized appreciation $284,900 and an unused capital loss carryforward of $194,746, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

                      F30 | OPPENHEIMER CORE BOND FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       7 | OPPENHEIMER CORE BOND FUND/VA



  JUNE 30, 2008

--------------------------------------------------------------------------------

                                                                Management
      Oppenheimer                                              Commentaries
      MidCap Fund/VA                                                and
      A Series of Oppenheimer Variable Account Funds            Semiannual
                                                                   Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

        Investment Strategy Discussion

        Listing of Top Holdings

      SEMIANNUAL REPORT

        Listing of Investments

        Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     BEGINNING         ENDING            EXPENSES
                                                     ACCOUNT           ACCOUNT           PAID DURING
                                                     VALUE             VALUE             6 MONTHS ENDED
ACTUAL                                               JANUARY 1, 2008   JUNE 30, 2008     JUNE 30, 2008
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Non-Service shares                                   $  1,000.00       $   903.70        $ 3.37
----------------------------------------------------------------------------------------------------------
Service shares                                          1,000.00           902.30          4.65

HYPOTHETICAL
(5% return before expenses)
----------------------------------------------------------------------------------------------------------
Non-Service shares                                      1,000.00         1,021.33          3.57
----------------------------------------------------------------------------------------------------------
Service shares                                          1,000.00         1,019.99          4.93

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS                                EXPENSE RATIOS
------------------------------------------------------
Non-Service shares                        0.71%
------------------------------------------------------
Service shares                            0.98

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                         5 | OPPENHEIMER MIDCAP FUND/VA

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                         6 | OPPENHEIMER MIDCAP FUND/VA

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                               SHARES          VALUE
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--100.7%
-------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--17.7%
-------------------------------------------------------------------------------------------------------
DISTRIBUTORS--1.5%
Central European Distribution Corp. 1                                         171,200   $ 12,694,480
-------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.1%
New Oriental Education & Technology Group, Inc., Sponsored ADR 1              158,300      9,247,886
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.1%
Burger King Holdings, Inc.                                                    751,900     20,143,401
-------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                                                       338,500     16,058,440
                                                                                        ---------------
                                                                                          36,201,841

-------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
Liberty Media Corp.-Interactive, Series A 1                                   587,700      8,674,452
-------------------------------------------------------------------------------------------------------
MEDIA--6.3%
Cablevision Systems Corp. New York Group, Cl. A 1                             490,600     11,087,560
-------------------------------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1                                               585,300     16,224,516
-------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                              681,200     20,681,232
-------------------------------------------------------------------------------------------------------
Liberty Media Corp.-Entertainment, Series A 1                                 299,000      7,244,770
                                                                                        ---------------
                                                                                          55,238,078
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
Abercrombie & Fitch Co., Cl. A                                                183,300     11,489,244
-------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. A 1                                                       181,800      7,344,720
                                                                                        ---------------
                                                                                          18,833,964

-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Polo Ralph Lauren Corp., Cl. A                                                226,300     14,207,114
-------------------------------------------------------------------------------------------------------
ENERGY--13.4%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--6.3%
Cameron International Corp. 1                                                 481,100     26,628,885
-------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. 1                                                    354,100     13,845,310
-------------------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                                            212,500     14,790,000
                                                                                        ---------------
                                                                                          55,264,195
-------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--7.1%
Cabot Oil & Gas Corp., Cl. A                                                  112,400      7,612,852
-------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp. 1                                                      496,500     22,992,915
-------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                         337,300     22,106,642
-------------------------------------------------------------------------------------------------------
SandRidge Energy, Inc. 1                                                      147,040      9,495,843
                                                                                        ---------------
                                                                                          62,208,252

-------------------------------------------------------------------------------------------------------
FINANCIALS--9.8%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.5%
Affiliated Managers Group, Inc. 1                                             186,800     16,823,208
Fortress Investment Group LLC, Cl. A                                          523,001      6,443,372
-------------------------------------------------------------------------------------------------------
Lazard Ltd., Cl. A                                                            221,800      7,574,470
                                                                                        ---------------
                                                                                          30,841,050

-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.1%
IntercontinentalExchange, Inc. 1                                               77,600      8,846,400
-------------------------------------------------------------------------------------------------------
MSCI, Inc., Cl. A 1                                                           508,500     18,453,465
                                                                                        ---------------
                                                                                          27,299,865

-------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.9%
Boston Properties, Inc.                                                       183,000     16,510,260
-------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.3%
Jones Lang LaSalle, Inc.                                                      195,000     11,737,050
-------------------------------------------------------------------------------------------------------
HEALTH CARE--14.3%
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
Bard (C.R.), Inc.                                                             232,400     20,439,580
-------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                                                    378,100     18,428,594
                                                                                        ---------------
                                                                                          38,868,174

-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.0%
Coventry Health Care, Inc. 1                                                  168,575      5,128,052
-------------------------------------------------------------------------------------------------------
Healthways, Inc. 1                                                            219,400      6,494,240
-------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                                        331,900     17,116,083
-------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                                            213,100      5,919,918
                                                                                        ---------------
                                                                                          34,658,293

-------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--4.4%
Covance, Inc. 1                                                               346,600     29,814,532
-------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                                139,600      9,004,200
                                                                                        ---------------
                                                                                          38,818,732

-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.5%
Shire Ltd., ADR                                                               266,600     13,098,058
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--16.8%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.3%
Alliant Techsystems, Inc. 1                                                    82,800      8,419,104
-------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                          157,100      3,658,859
-------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                                                          201,500      9,015,110
-------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                      38,200      3,681,334
-------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                        172,500      8,273,100
-------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                                    230,200      4,415,236
                                                                                        ---------------
                                                                                          37,462,743

-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.8%
C.H. Robinson Worldwide, Inc.                                                 151,600      8,313,744

                        F1 | OPPENHEIMER MIDCAP FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                               SHARES          VALUE
-------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS Continued
Expeditors International
of Washington, Inc.                                                           169,400   $  7,284,200
                                                                                        ---------------
                                                                                          15,597,944

-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.0%
Clean Harbors, Inc. 1                                                          92,500      6,573,050
-------------------------------------------------------------------------------------------------------
EnergySolutions, Inc.                                                         592,900     13,251,315
-------------------------------------------------------------------------------------------------------
FTI Consulting, Inc. 1                                                        104,800      7,174,608
-------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                            321,300     16,611,210
                                                                                        ---------------
                                                                                          43,610,183

-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.5%
Foster Wheeler Ltd. 1                                                         108,400      7,929,460
-------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1                                                       417,300     13,883,571
                                                                                        ---------------
                                                                                          21,813,031

-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.6%
McDermott International, Inc. 1                                               230,400     14,259,456
-------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
Oshkosh Corp.                                                                 285,400      5,904,926
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Fastenal Co.                                                                  195,600      8,442,096
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--23.1%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
F5 Networks, Inc. 1                                                           207,300      5,891,466
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
NetApp, Inc. 1                                                                403,300      8,735,478
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.0%
Amphenol Corp., Cl. A                                                         391,400     17,566,032
-------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                                     495,300     17,682,210
                                                                                        ---------------
                                                                                          35,248,242

-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.2%
Akamai Technologies, Inc. 1                                                   152,900      5,319,391
-------------------------------------------------------------------------------------------------------
Omniture, Inc. 1                                                              273,600      5,080,752
                                                                                        ---------------
                                                                                          10,400,143

-------------------------------------------------------------------------------------------------------
IT SERVICES--6.5%
Affiliated Computer Services, Inc., Cl. A 1                                   186,800      9,991,932
-------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                        600,200     19,512,502
-------------------------------------------------------------------------------------------------------
SAIC, Inc. 1                                                                1,031,100     21,457,191
-------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                                                     543,000      6,488,850
                                                                                        ---------------
                                                                                          57,450,475

-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
ASML Holding NV                                                               277,600      6,773,440
NVIDIA Corp. 1                                                                411,100      7,695,792
                                                                                        ---------------
                                                                                          14,469,232

-------------------------------------------------------------------------------------------------------
SOFTWARE--8.0%
Ansys, Inc. 1                                                                 309,200     14,569,504
-------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                              479,800     16,222,038
-------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                265,750     14,977,670
-------------------------------------------------------------------------------------------------------
Macrovision Solutions Corp. 1                                                 588,909      8,810,079
-------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                                         78,800      5,376,524
-------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                         406,600     10,396,762
                                                                                        ---------------
                                                                                          70,352,577

-------------------------------------------------------------------------------------------------------
MATERIALS--1.3%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.8%
Intrepid Potash, Inc. 1                                                        30,920      2,033,918
-------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                          111,700      5,175,061
                                                                                        ---------------
                                                                                           7,208,979

-------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
Titanium Metals Corp.                                                         334,400      4,678,256
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.2%
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.2%
Crown Castle International Corp. 1                                            505,260     19,568,720
-------------------------------------------------------------------------------------------------------
UTILITIES--2.1%
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--2.1%
Questar Corp.                                                                 260,500     18,505,920
                                                                                        ---------------
Total Common Stocks (Cost $ 854,514,091)                                                 884,001,611

-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--0.4%
-------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E, 2.69% 2,3
(Cost $3,237,612)                                                           3,237,612      3,237,612
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $857,751,703)                                                             101.1%   887,239,223
-------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                            (1.1)    (9,421,292)
                                                                          -----------------------------
NET ASSETS                                                                      100.0%  $877,817,931
                                                                          =============================

                        F2 | OPPENHEIMER MIDCAP FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of June 30, 2008.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES             GROSS             GROSS                SHARES
                                                      DECEMBER 31, 2007         ADDITIONS        REDUCTIONS         JUNE 30, 2008
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           35,791,815       146,895,743       179,449,946             3,237,612

                                                                                                                        DIVIDEND
                                                                                                VALUE                     INCOME
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                              $ 3,237,612         $    236,732

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                                       INVESTMENTS IN   OTHER FINANCIAL
                                                                           SECURITIES      INSTRUMENTS*
      ---------------------------------------------------------------------------------------------------
      Level 1--Quoted Prices                                           $  887,239,223             $  --
      Level 2--Other Significant Observable Inputs                                 --                --
      Level 3--Significant Unobservable Inputs                                     --                --
                                                                       ----------------------------------
      Total                                                            $  887,239,223             $  --
                                                                       ==================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F3 | OPPENHEIMER MIDCAP FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $854,514,091)                                                   $   884,001,611
Affiliated companies (cost $3,237,612)                                                             3,237,612
                                                                                             ------------------
                                                                                                 887,239,223
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                  31,265
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                   2,006,862
Dividends                                                                                            318,611
Shares of beneficial interest sold                                                                   152,407
Other                                                                                                 25,561
                                                                                             ------------------
Total assets                                                                                     889,773,929

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------

Payables and other liabilities:
Shares of beneficial interest redeemed                                                             9,269,080
Investments purchased                                                                              2,481,896
Shareholder communications                                                                           135,902
Distribution and service plan fees                                                                    25,872
Trustees' compensation                                                                                20,755
Transfer and shareholder servicing agent fees                                                          1,742
Other                                                                                                 20,751
                                                                                             ------------------
Total liabilities                                                                                 11,955,998

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $   877,817,931
                                                                                             ==================

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                   $        17,982
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     1,297,512,683
---------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                   (1,844,124)
---------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                    (447,356,130)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                        29,487,520
                                                                                             ------------------
NET ASSETS                                                                                   $   877,817,931
                                                                                             ==================

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------

Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $837,779,224 and 17,147,993 shares of beneficial interest outstanding)         $         48.86
---------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $40,038,707 and 833,722 shares of beneficial interest outstanding)             $         48.02

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         F4 | OPPENHEIMER MIDCAP FUND/VA

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $14,130)                         $     1,257,928
Affiliated companies                                                                                 236,732
--------------------------------------------------------------------------------------------------------------
Interest                                                                                               1,835
                                                                                             -----------------
Total investment income                                                                            1,496,495

--------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------

Management fees                                                                                    3,197,350
--------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                  51,509
--------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                     4,917
Service shares                                                                                         4,993
--------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                    30,084
Service shares                                                                                         1,414
--------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                12,110
--------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                            2,798
--------------------------------------------------------------------------------------------------------------
Administration service fees                                                                              750
--------------------------------------------------------------------------------------------------------------
Other                                                                                                 26,231
                                                                                             -----------------
Total expenses                                                                                     3,332,156
Less reduction to custodian expenses                                                                  (1,361)
Less waivers and reimbursements of expenses                                                           (6,805)
                                                                                             -----------------
Net expenses                                                                                       3,323,990

--------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                               (1,827,495)

--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------

Net realized gain on investments from unaffiliated companies                                      14,849,470
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                            (112,874,122)

--------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $   (99,852,147)
                                                                                             =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F5 | OPPENHEIMER MIDCAP FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   SIX MONTHS              YEAR
                                                                                                        ENDED             ENDED
                                                                                                JUNE 30, 2008      DECEMBER 31,
                                                                                                  (UNAUDITED)              2007
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                                          $    (1,827,495)   $      (570,739)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                 14,849,470        186,877,254
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                           (112,874,122)      (117,202,651)
                                                                                             -------------------------------------
Net increase (decrease) in net assets resulting from operations                                  (99,852,147)        69,103,864

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------

Net decrease in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                               (69,392,929)      (118,530,501)
Service shares                                                                                    (2,648,494)        (2,801,818)
                                                                                             -------------------------------------
                                                                                                 (72,041,423)      (121,332,319)

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

Total decrease                                                                                  (171,893,570)       (52,228,455)
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                            1,049,711,501      1,101,939,956
                                                                                             -------------------------------------
End of period (including accumulated net investment loss of $1,844,124 and
$16,629, respectively)                                                                       $   877,817,931    $ 1,049,711,501
                                                                                             =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F6 | OPPENHEIMER MIDCAP FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                            ENDED
                                    JUNE 30, 2008                                                        YEAR ENDED  DECEMBER 31,
NON-SERVICE SHARES                     (UNAUDITED)            2007              2006            2005           2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
period                                 $   54.07        $    50.85        $    49.39      $    43.97     $    36.71   $    29.23
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment loss                         (.09) 1           (.02) 1           (.02) 1         (.12) 1        (.15) 1      (.15)
Net realized and unrealized gain
(loss)                                     (5.12)             3.24              1.48            5.54           7.41         7.63
                                       --------------------------------------------------------------------------------------------
Total from investment operations           (5.21)             3.22              1.46            5.42           7.26         7.48
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $   48.86        $    54.07        $    50.85      $    49.39     $    43.97   $    36.71
                                       ============================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2         (9.63)%            6.33%             2.96%          12.33%         19.78%       25.59%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in
thousands)                             $ 837,779        $1,002,442        $1,054,809      $1,227,881     $1,209,459   $1,113,743
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $ 888,847        $1,045,592        $1,135,831      $1,177,979     $1,124,874   $1,041,584
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                        (0.38)%           (0.04)%           (0.04)%         (0.26)%        (0.39)%      (0.43)%
Total expenses                              0.71% 4,5,6       0.69% 4,5,6       0.69% 4,5       0.69% 6        0.69% 6      0.70% 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       39%              112%               56%             32%            53%         154%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

          Six Months Ended June 30, 2008                 0.71%
          Year Ended December 31, 2007                   0.69%
          Year Ended December 31, 2006                   0.69%

5. Waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F7 | OPPENHEIMER MIDCAP FUND/VA

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                               ENDED
                                       JUNE 30, 2008                                                     YEAR ENDED DECEMBER 31,
SERVICE SHARES                            (UNAUDITED)             2007             2006           2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period       $  53.22         $    50.19         $  48.87       $  43.64     $  36.54     $  29.13
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                   (.16) 1            (.17) 1          (.16) 1        (.25) 1      (.27) 1        -- 2
Net realized and unrealized
gain (loss)                                   (5.04)              3.20             1.48           5.48         7.37         7.41
                                           -----------------------------------------------------------------------------------------
Total from investment operations              (5.20)              3.03             1.32           5.23         7.10         7.41
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $   48.02        $    53.22         $  50.19       $  48.87     $  43.64     $  36.54
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3            (9.77)%             6.04%            2.70%         11.99%       19.43%       25.44%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                             $ 40,039         $   47,270         $ 47,131       $ 36,551     $ 24,151     $ 11,698
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $ 41,935         $   49,421         $ 44,273       $ 28,798     $ 17,579     $  3,858
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                           (0.65)%            (0.31)%          (0.33)%        (0.54)%      (0.68)%      (0.72)%
Total expenses                                 0.98% 5,6,7        0.96% 5,6,7      0.97% 5,6      0.97% 7      0.99% 7      0.95% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          39%               112%              56%            32%          53%         154%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

          Six Months Ended June 30, 2008                  0.98%
          Year Ended December 31, 2007                    0.96%
          Year Ended December 31, 2006                    0.97%

6. Waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F8 | OPPENHEIMER MIDCAP FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer MidCap Fund/VA (the "Fund"), is a separate series of Oppenheimer Variable Account Funds, an openend management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in "growth type" companies. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

                        F9 | OPPENHEIMER MIDCAP FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net

                       F10 | OPPENHEIMER MIDCAP FUND/VA
realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2007, the Fund utilized $189,103,306 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                  EXPIRING
                  --------------------------------------------
                  2009                           $ 229,467,626
                  2010                             230,224,822
                                                 -------------
                  Total                          $ 459,692,448
                                                 =============

As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $444,842,978 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will utilize $14,849,470 of capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities     $     862,052,236
                                                =================
             Gross unrealized appreciation      $     129,973,182
             Gross unrealized depreciation           (104,786,195)
                                                -----------------
             Net unrealized appreciation        $      25,186,987
                                                =================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

                       F11 | OPPENHEIMER MIDCAP FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          SIX MONTHS ENDED JUNE 30, 2008     YEAR ENDED DECEMBER 31, 2007
                                               SHARES             AMOUNT        SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                          489,438    $    23,623,357     1,842,068    $    99,805,796
Redeemed                                   (1,879,866)       (93,016,286)   (4,045,787)      (218,336,297)
                                           -----------------------------------------------------------------
Net decrease                               (1,390,428)   $   (69,392,929)   (2,203,719)   $  (118,530,501)
                                           =================================================================

------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                           51,430    $     2,498,732       158,587    $     8,425,522
Redeemed                                     (105,832)        (5,147,226)     (209,531)       (11,227,340)
                                           -----------------------------------------------------------------
Net decrease                                  (54,402)   $    (2,648,494)      (50,944)   $    (2,801,818)
                                           =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                       F12 | OPPENHEIMER MIDCAP FUND/VA

                                              PURCHASES               SALES
     ------------------------------------------------------------------------
     Investment securities                $ 359,000,435       $ 387,721,293

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

     FEE SCHEDULE
     --------------------------------------------
     Up to $200 million                   0.75%
     Next $200 million                    0.72
     Next $200 million                    0.69
     Next $200 million                    0.66
     Next $700 million                    0.60
     Over $1.5 billion                    0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $9,928 to OFS for services to the Fund.

     Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. These fees are paid out of the Fund's assets on an on-going basis and increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $6,805 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                       F13 | OPPENHEIMER MIDCAP FUND/VA

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       F14 | OPPENHEIMER MIDCAP FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                        7 | OPPENHEIMER MIDCAP FUND/VA



JUNE 30, 2008

--------------------------------------------------------------------------------

     Oppenheimer                                                 Management
     STRATEGIC BOND FUND/VA                                     Commentaries
     A Series of Oppenheimer Variable Account Funds                 and
                                                                 Semiannual
                                                                   Report

--------------------------------------------------------------------------------

     MANAGEMENT COMMENTARIES

          Investment Strategy Discussion

          Listing of Top Holdings

     SEMIANNUAL REPORT

          Listing of Investments

          Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              BEGINNING         ENDING          EXPENSES
                              ACCOUNT           ACCOUNT         PAID DURING
                              VALUE             VALUE           6 MONTHS ENDED
ACTUAL                        JANUARY 1, 2008   JUNE 30, 2008   JUNE 30, 2008
--------------------------------------------------------------------------------
Non-Service Shares            $  1,000.00       $  1,022.20     $    2.82
--------------------------------------------------------------------------------
Service Shares                   1,000.00          1,018.30          4.02

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Non-Service Shares               1,000.00          1,022.08          2.82
--------------------------------------------------------------------------------
Service Shares                   1,000.00          1,020.89          4.03

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS                EXPENSE RATIOS
-------------------------------------
Non-Service Shares        0.56%
-------------------------------------
Service Shares            0.80

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                     5 | OPPENHEIMER STRATEGIC BOND FUND/VA

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                     6 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
-------------------------------------------------------------------

                                          PRINCIPAL
                                             AMOUNT         VALUE
-------------------------------------------------------------------
-------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.4%
-------------------------------------------------------------------

Ace Securities Corp. Home Equity
Loan Trust, Asset-Backed
Pass-Through Certificates,
Series 2005-HE7, Cl. A2B,
2.663%, 11/25/35 1                      $   207,278   $   205,558
-------------------------------------------------------------------
AmeriCredit Prime Automobile
Receivables Trust 2007-1,
Automobile Receivables Nts.,
Series 2007-1, Cl. D, 5.62%, 9/8/14 2     1,319,000     1,002,440
-------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8,
Cl. A2, 2.963%, 5/25/34 1                   924,857       824,879
-------------------------------------------------------------------
Argent Securities Trust 2006-M3,
Asset-Backed Pass-Through
Certificates, Series 2006-M3,
Cl. A2B, 2.583%, 9/25/36 1                  530,000       484,853
-------------------------------------------------------------------
Argent Securities Trust 2006-W5,
Asset-Backed Pass-Through
Certificates, Series 2006-W5,
Cl. A2B, 2.583%, 5/26/36 1                  738,637       719,896
-------------------------------------------------------------------
Capital Auto Receivables Asset
Trust 2006-1, Automobile
Asset-Backed Securities,
Series 2006-1, Cl. A3, 5.03%,
10/15/09                                  1,253,901     1,258,309
-------------------------------------------------------------------
Capital Auto Receivables Asset
Trust 2007-1, Automobile
Asset-Backed Securities,
Series 2007-1, Cl. B, 5.15%,
9/17/12                                     262,000       246,944
-------------------------------------------------------------------
Capital Auto Receivables Asset
Trust 2008-2, Automobile
Asset-Backed Securities,
Series 2008-2, Cl. A2A, 3.78%,
3/15/11                                   2,500,000     2,494,238
-------------------------------------------------------------------
Capital One Auto Finance Trust,
Automobile Receivables,
Series 2006-C, Cl. A4, 2.501%,
5/15/13 1                                 1,312,000     1,166,017
-------------------------------------------------------------------
Capital One Prime Auto
Receivables Trust, Automobile
Asset-Backed Certificates,
Series 2005-1, Cl. A4, 2.491%,
4/15/11 1                                 6,837,811     6,822,288
-------------------------------------------------------------------
Centex Home Equity Loan Trust
2006-A, Asset-Backed
Certificates, Series 2006-A,
Cl. AV2, 2.583%, 5/16/36 1                  824,487       808,949
-------------------------------------------------------------------
Citigroup Mortgage Loan
Trust, Inc. 2006-WFH3,
Asset-Backed Pass-Through
Certificates, Series 2006-WFH3,
Cl. A2, 2.583%, 10/31/36 1                  730,000       680,479

                                          PRINCIPAL
                                             AMOUNT         VALUE
-------------------------------------------------------------------
-------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------

Countrywide Home Loans,
Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 1                       $ 1,530,000   $ 1,332,520
Series 2005-17, Cl. 1AF1,
2.683%, 5/25/36 1                            18,917        18,815
Series 2005-17, Cl. 1AF2,
5.363%, 5/25/36 1                           250,000       227,717
-------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 2.603%,
12/25/29 1                                1,050,000       938,901
-------------------------------------------------------------------
CWHEQ Revolving Home
Equity Loan Trust:
Asset-Backed Certificates,
Series 2005-G, Cl. 2A, 2.701%,
12/15/35 1                                  287,379       128,244
Asset-Backed Certificates,
Series 2006-H, Cl. 2A1A, 2.621%,
11/15/36 1                                  110,705        52,650
-------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates, Series 2008-B,
Cl. A2A, 3.81%, 6/8/11                    2,500,000     2,492,480
-------------------------------------------------------------------
Embarcadero Aircraft
Securitization Trust, Airplane
Receivable Nts., Series 2000-A,
Cl. B, 8/15/25 2,3,4                      1,820,063         1,706
-------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2005-FF10, Mtg.
Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 2.693%,
11/25/35 1                                  623,347       619,094
-------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2006-FF10, Mtg.
Pass-Through Certificates,
Series 2006-FF10, Cl. A3,
2.573%, 7/25/36 1                         1,000,000       961,707
-------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2006-FF5, Mtg.
Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1,
2.533%, 5/15/36 1                            40,325        40,181
-------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2006-FF9, Mtg.
Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2,
2.593%, 7/7/36 1                            430,000       409,192
-------------------------------------------------------------------
First Franklin Mortgage Loan
Trust 2006-FFA, Mtg.
Pass-Through Certificates,
Series 2006-FFA, Cl. A3, 2.603%,
9/25/36 1                                 1,193,723       380,005

                    F1 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
-------------------------------------------------------------------

                                          PRINCIPAL
                                             AMOUNT         VALUE
-------------------------------------------------------------------
-------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------

Harley-Davidson Motorcycle
Trust, Motorcycle Receivable
Nts., Series 2007-3, Cl. A3,
2.821%, 6/15/12 1                       $ 1,500,000   $ 1,496,237
-------------------------------------------------------------------
Home Equity Mortgage Trust
2005-1, Mtg. Pass-Through
Certificates, Series 2005-1,
Cl. M6, 5.363%, 6/1/35                    1,046,000       528,720
-------------------------------------------------------------------
Home Equity Mortgage Trust
2006-5, Mtg. Pass-Through
Certificates, Series 2006-5,
Cl. A1, 5.50%, 1/25/37                      468,078       150,437
-------------------------------------------------------------------
HSBC Home Equity Loan Trust
2005-3, Closed-End Home
Equity Loan Asset-Backed Nts.,
Series 2005-3, Cl. A1, 2.742%,
1/20/35 1                                   254,576       235,849
-------------------------------------------------------------------
HSBC Home Equity Loan
Trust 2006-4, Closed-End
Home Equity Loan
Asset-Backed Certificates,
Series 2006-4, Cl. A2V, 2.592%,
3/20/36 1                                   440,000       420,758
-------------------------------------------------------------------
Hyundai Auto Receivables
Trust 2008-A, Asset-Backed
Automobile Securities,
Series 2008-A, Cl. A2, 4.16%,
5/16/11                                   4,160,000     4,167,384
-------------------------------------------------------------------
Ice Em CLO, Collateralized
Loan Obligations:
Series 2007-1A, Cl. B, 4.654%,
8/15/22 1,2                               7,870,000     5,561,729
Series 2007-1A, Cl. C, 5.954%,
8/15/22 1,2                               5,270,000     3,560,412
Series 2007-1A, Cl. D, 7.954%,
8/15/22 1,2                               5,270,000     3,342,234
-------------------------------------------------------------------
Lehman XS Trust, Mtg.
Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%,
8/25/35 1                                   134,325       134,874
Series 2005-4, Cl. 2A1B, 5.17%,
10/25/35                                    137,151       136,699
-------------------------------------------------------------------
Mastr Asset-Backed Securities
Trust 2006-WMC3, Mtg.
Pass-Through Certificates,
Series 2006-WMC3, Cl. A3,
2.583%, 8/25/36 1                         1,310,000     1,130,163
-------------------------------------------------------------------
Merrill Lynch Mortgage
Investors Trust 2006-WMC1,
Mtg. Asset-Backed Certificates,
Series 2006-WMC1, Cl. A2B,
2.623%, 1/25/37 1                           272,886       271,282

                                          PRINCIPAL
                                             AMOUNT         VALUE
-------------------------------------------------------------------
-------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------

NC Finance Trust, CMO
Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 5.827%,
1/25/29 1,2                             $    66,744    $    8,677
-------------------------------------------------------------------
Option One Mortgage Loan
Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 2.583%,
7/1/36 1                                  3,480,000     3,347,989
-------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust 2005-6,
Mtg. Pass-Through Certificates,
Series 2005-6, Cl. A3, 5.68%,
1/25/36 1                                   400,000       399,446
-------------------------------------------------------------------
RAMP Series 2006-RS4 Trust,
Mtg. Asset-Backed
Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 2.563%,
7/25/36 1                                   272,567       270,350
-------------------------------------------------------------------
RASC Series 2006-KS7 Trust:
Home Equity Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-KS7,
Cl. A1, 2.533%, 9/25/36 1                 1,678,240     1,670,267
Home Equity Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-KS7,
Cl. A2, 2.583%, 9/25/36 1                 1,320,000     1,277,081
-------------------------------------------------------------------
Securitized Asset-Backed
Receivables LLC Trust 2007-BR2,
Asset-Backed Securities,
Series 2007-BR2, Cl. A2, 2.713%,
2/25/37 1                                   882,678       599,691
-------------------------------------------------------------------
SLM Student Loan Trust,
Student Loan Receivables,
Series 2005-B, Cl. B, 3.176%,
6/15/39 1                                 2,487,000     1,498,136
-------------------------------------------------------------------
Specialty Underwriting &
Residential Finance Trust, Home
Equity Asset-Backed Obligations:
Series 2005-BC3, Cl. A2B,
2.733%, 6/25/36 1                           468,967       466,366
Series 2006-BC1, Cl. A2B,
2.633%, 12/25/36 1                        2,000,000     1,964,477
-------------------------------------------------------------------
Start CLO Ltd., Asset-Backed
Credit Linked Securities,
Series 2006-3A, Cl. F, 19.677%,
6/7/11 1,2                                1,630,000     1,434,400
-------------------------------------------------------------------
Taganka Car Loan Finance plc,
Automobile Asset-Backed
Certificates, Series 2006-1A,
Cl. C, 5.771%, 11/14/13 1,2                 655,000       612,425
-------------------------------------------------------------------
Terwin Mortgage Trust, Home
Equity Asset-Backed Securities,
Series 2006-4SL, Cl. A1, 4.50%,
5/1/37                                      240,477       108,985

                     F2 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                            PRINCIPAL
                                               AMOUNT         VALUE
----------------------------------------------------------------------
----------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
----------------------------------------------------------------------

Wells Fargo Home Equity
Asset-Backed Securities 2006-2
Trust, Home Equity
Asset-Backed Certificates,
Series 2006-2, Cl. A2, 2.583%,
7/25/36 1                               $   1,000,000    $   980,040
                                                         -------------
Total Asset-Backed Securities
(Cost $ 68,001,181)                                       60,093,170

----------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--27.3%
----------------------------------------------------------------------

GOVERNMENT AGENCY--14.0%
----------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--13.8%
Federal Home Loan
Mortgage Corp.:
4.50%, 12/15/18-7/15/19                     3,562,104      3,481,519
5%, 8/15/33-9/15/33                         4,205,449      4,056,370
5.50%, 5/1/34                              17,221,167     17,032,811
6%, 5/15/18-3/15/33                         5,455,918      5,566,664
6.50%, 3/15/18-6/15/35                      6,193,929      6,443,734
7%, 12/1/23-10/1/31                           421,972        446,014
7.50%, 4/25/36                              1,356,590      1,469,372
11%, 11/15/14                                   1,340          1,368
----------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Participation Certificates,
Series 1897, Cl. K, 7%, 9/15/26             3,067,850      3,261,563
----------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22         1,653,530      1,773,615
Series 151, Cl. F, 9%, 5/15/21                 43,459         43,449
Series 1674, Cl. Z, 6.75%, 2/15/24          1,261,351      1,340,879
Series 2002-66, Cl. FG, 3.483%,
9/25/32 1                                   2,234,559      2,297,286
Series 2002-84, Cl. FB, 3.483%,
12/25/32 1                                  2,234,497      2,270,691
Series 2003-11, Cl. FA, 3.483%,
9/25/32 1                                   2,234,549      2,266,228
Series 2006-11, Cl. PS, 15.464%,
3/25/36 1                                     751,586        819,879
Series 2043, Cl. ZP, 6.50%, 4/15/28           903,342        946,894
Series 2055, Cl. ZM, 6.50%,
5/15/28                                       153,448        159,622
Series 2080, Cl. Z, 6.50%, 8/15/28             99,430        104,442
Series 2106, Cl. FG, 2.921%,
12/15/28 1                                  2,186,151      2,181,097
Series 2116, Cl. ZA, 6%, 1/15/29              992,042      1,021,143
Series 2122, Cl. F, 2.921%, 2/15/29 1          71,111         70,934
Series 2135, Cl. OH, 6.50%, 3/15/29         1,199,233      1,260,965
Series 2148, Cl. ZA, 6%, 4/15/29            2,100,832      2,156,167
Series 2173, Cl. Z, 6.50%, 7/15/29            771,959        798,690
Series 2195, Cl. LH, 6.50%,
10/15/29                                      921,652        965,757


                                            PRINCIPAL
                                               AMOUNT         VALUE
----------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates: Continued
Series 2326, Cl. ZP, 6.50%,
6/15/31                                   $   153,036    $   160,761
Series 2344, Cl. FP, 3.421%,
8/15/31 1                                     654,426        662,149
Series 2351, Cl. PZ, 6.50%,
8/15/31                                     1,230,285      1,309,976
Series 2368, Cl. PR, 6.50%,
10/15/31                                      628,489        659,843
Series 2410, Cl. PF, 3.451%,
2/15/32 1,5                                 3,126,510      3,171,035
Series 2412, Cl. GF, 3.421%,
2/15/32 1                                   1,517,931      1,538,017
Series 2415, Cl. ZA, 6.50%,
2/15/32                                     1,759,163      1,847,513
Series 2435, Cl. EQ, 6%, 5/15/31            1,370,812      1,402,835
Series 2449, Cl. FL, 3.021%,
1/15/32 1                                     858,894        857,508
Series 2451, Cl. FD, 3.471%,
3/15/32 1                                     481,124        488,227
Series 2453, Cl. BD, 6%, 5/15/17              265,506        276,644
Series 2461, Cl. PZ, 6.50%,
6/15/32                                     1,711,496      1,818,053
Series 2464, Cl. FI, 3.471%,
2/15/32 1                                     499,650        507,808
Series 2470, Cl. AF, 3.471%,
3/15/32 1                                     825,778        855,992
Series 2470, Cl. LF, 3.471%,
2/15/32 1                                     511,320        520,370
Series 2471, Cl. FD, 3.471%,
3/15/32 1                                     919,568        931,617
Series 2477, Cl. FZ, 3.021%,
6/15/31 1                                   1,893,156      1,891,199
Series 2500, Cl. FD, 2.971%,
3/15/32 1                                      48,653         48,357
Series 2517, Cl. GF, 3.471%,
2/15/32 1                                     444,566        450,500
Series 2526, Cl. FE, 2.871%,
6/15/29 1                                      71,194         70,866
Series 2551, Cl. FD, 2.871%,
1/15/33 1                                      54,521         54,192
Series 2641, Cl. CE, 3.50%,
9/15/25                                       658,884        656,629
Series 2676, Cl. KY, 5%, 9/15/23            3,843,000      3,748,291
Series 2691, Cl. MG, 4.50%,
10/15/33                                    6,806,400      6,245,007
Series 2727, Cl. UA, 3.50%,
10/15/22                                      258,814        258,591
Series 2736, Cl. DB, 3.30%,
11/15/26                                    3,073,703      3,054,730
Series 2750, Cl. XG, 5%, 2/1/34             6,037,000      5,683,066
Series 2777, Cl. PJ, 4%, 5/15/24              278,310        278,519
Series 2890, Cl. PE, 5%, 11/1/34            6,120,000      5,732,551
Series 2934, Cl. NA, 5%, 4/15/24              925,170        933,231

                    F3 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                           PRINCIPAL
                                              AMOUNT         VALUE
--------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates: Continued
Series 2936, Cl. PE, 5%, 2/1/35         $  4,858,000   $ 4,543,246
Series 2939, Cl. PE, 5%, 2/15/35           1,585,000     1,480,789
Series 3025, Cl. SJ, 15.689%,
8/15/35 1                                    927,835     1,024,195
Series 3035, Cl. DM, 5.50%,
11/15/25                                   3,049,041     3,090,418
Series 3094, Cl. HS, 15.322%,
6/15/34 1                                    516,362       557,938
Series 3105, Cl. BD, 5.50%, 1/15/26        1,500,000     1,514,210
Series 3138, Cl. PA, 5.50%, 2/15/27        4,604,606     4,691,377
--------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 15.569%, 7/1/26 6        178,997        47,747
Series 192, Cl. IO, 14.685%, 2/1/28 6         47,148        12,184
Series 200, Cl. IO, 14.493%, 1/1/29 6         58,278        15,566
Series 2003-13, Cl. IO, 12.142%,
3/25/33 6                                  1,041,916       277,094
Series 2003-26, Cl. DI, 13.714%,
4/25/33 6                                    836,743       195,078
Series 205, Cl. IO, 12.935%, 9/1/29 6        245,584        69,283
Series 2074, Cl. S, 27.926%,
7/17/28 6                                     60,832         8,642
Series 2079, Cl. S, 33.94%, 7/17/28 6         98,452        13,340
Series 208, Cl. IO, (15.405)%,
6/1/30 6                                     269,408        73,174
Series 2136, Cl. SG, 55.693%,
3/15/29 6                                  2,619,983       218,923
Series 216, Cl. IO, 13.426%,
12/1/31 6                                    266,497        75,943
Series 2177, Cl. S, 47.18%, 8/15/29 6      2,942,219       282,760
Series 224, Cl. IO, 11.129%, 3/1/33 6      1,797,947       477,199
Series 2399, Cl. SG, 49.212%,
12/15/26 6                                 1,583,320       146,673
Series 243, Cl. 6, 8.293%, 12/15/32 6        770,746       228,984
Series 2437, Cl. SB, 57.179%,
4/15/32 6                                  4,578,171       390,254
Series 2526, Cl. SE, 27.334%,
6/15/29 6                                    133,102        15,578
Series 2802, Cl. AS, 75%, 4/15/33 6        1,268,107        96,746
Series 2920, Cl. S, 44.343%,
1/15/35 6                                  1,074,056        97,854
Series 2989, Cl. TS, 56.477%,
6/15/25 6                                 24,182,304     2,843,704
Series 3000, Cl. SE, 72.516%,
7/15/25 6                                  1,249,935        84,461
Series 3110, Cl. SL, 99.999%,
2/15/26 6                                    707,799        49,788
--------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 192,
Cl. PO, 5.893%, 2/1/28 7                      47,148        36,793

                                           PRINCIPAL
                                              AMOUNT         VALUE
--------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/1/20                  $  25,713,387  $ 25,119,295
5%, 12/1/17-8/25/34                      101,489,593    99,629,240
5%, 8/25/33 5                              8,241,019     7,951,456
5%, 7/1/38 8                               6,183,000     5,926,987
5%, 7/25/33 9                              4,492,897     4,335,031
5.296%, 10/1/36                           25,093,856    25,505,859
5.50%, 4/25/21-2/25/34                    55,718,726    55,293,782
5.50%, 12/25/32 5                         37,703,948    37,414,541
5.50%, 7/1/22-7/1/37 8                    16,985,000    16,782,645
6%, 10/25/16-4/1/35                       31,136,144    31,665,686
6%, 7/25/24-12/1/33 5                      7,677,319     7,794,381
6%, 7/1/22-7/1/37 8                       24,382,000    24,880,694
6.50%, 4/25/17-1/25/34                     8,753,945     9,113,550
6.50%, 3/25/17 5                           6,025,086     6,286,361
7%, 11/1/17-6/25/34                        7,881,631     8,338,774
7%, 7/1/37 8                               1,160,000     1,216,188
7.50%, 2/25/27-3/25/33                     4,828,295     5,216,219
8.50%, 7/1/32                                  7,061         7,778
--------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1999-54, Cl. LH, 6.50%,
11/25/29                                     942,803       973,878
Trust 2001-44, Cl. QC, 6%, 9/25/16         1,891,424     1,966,287
Trust 2001-51, Cl. OD, 6.50%,
10/25/31                                     488,101       513,578
Trust 2001-69, Cl. PF, 3.483%,
12/25/31 1                                 1,125,648     1,146,638
Trust 2001-70, Cl. LR, 6%,
9/25/30                                       16,984        17,077
Trust 2001-74, Cl. QE, 6%,
12/25/31                                   5,845,879     6,014,780
Trust 2001-80, Cl. ZB, 6%,
1/25/32                                    1,212,280     1,247,732
Trust 2001-82, Cl. ZA, 6.50%,
1/25/32                                      456,232       477,234
Trust 2002-12, Cl. PG, 6%,
3/25/17                                      808,111       840,625
Trust 2002-29, Cl. F, 3.483%,
4/25/32 1                                    546,783       556,750
Trust 2002-56, Cl. KW, 6%,
4/25/23                                    3,933,503     4,025,931
Trust 2002-60, Cl. FH, 3.483%,
8/25/32 1                                  1,139,676     1,159,836
Trust 2002-64, Cl. FJ, 3.483%,
4/25/32 1                                    168,372       169,905
Trust 2002-68, Cl. FH, 2.981%,
10/18/32 1                                   379,926       378,696
Trust 2002-71, Cl. UB, 5%,
11/25/15                                   2,867,060     2,892,794
Trust 2002-9, Cl. PC, 6%, 3/25/17            836,138       869,782
Trust 2002-9, Cl. PR, 6%, 3/25/17          1,023,811     1,065,006
Trust 2002-90, Cl. FH, 2.983%,
9/25/32 1                                  1,250,208     1,238,530
Trust 2003-116, Cl. FA, 2.883%,
11/25/33 1                                   137,989       137,651

                      F4 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                        PRINCIPAL
                                           AMOUNT     VALUE
-----------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Continued
Trust 2003-130, Cl. CS, 9.135%,
12/25/33 1                            $ 2,986,427   $ 2,882,661
Trust 2003-17, Cl. EQ, 5.50%,
3/25/23                                 1,452,000     1,454,457
Trust 2003-23, Cl. EQ, 5.50%,
4/25/23                                 2,883,000     2,861,956
Trust 2003-81, Cl. NB, 4.50%,
11/25/14                                3,160,000     3,175,070
Trust 2003-81, Cl. PW, 4%,
3/25/25                                   717,860       717,855
Trust 2003-84, Cl. AJ, 3%,
4/25/13                                   312,966       312,401
Trust 2003-84, Cl. GC, 4.50%,
5/25/15                                 3,790,000     3,808,493
Trust 2003-84, Cl. PW, 3%,
6/25/22                                    45,826        45,725
Trust 2004-101, Cl. BG, 5%,
1/25/20                                   630,000       629,239
Trust 2004-52, Cl. JR, 4.50%,
7/25/24                                 1,245,979     1,248,542
Trust 2005-100, Cl. BQ, 5.50%,
11/25/25                                  571,000       569,248
Trust 2005-109, Cl. AH, 5.50%,
12/25/25                                2,160,000     2,129,568
Trust 2005-31, Cl. PB, 5.50%,
4/25/35                                   560,000       550,967
Trust 2005-59, Cl. NQ, 10.669%,
5/25/35 1                               1,096,366     1,058,262
Trust 2005-71, Cl. DB, 4.50%,
8/25/25                                   480,000       451,102
Trust 2006-29, Cl. PA, 5.50%,
8/25/26                                 5,401,562     5,472,125
Trust 2006-44, Cl. OA, 5.50%,
12/25/26                                1,577,018     1,605,315
Trust 2006-46, Cl. SW, 15.097%,
6/25/36 1                               1,288,703     1,381,776
Trust 2006-50, Cl. KS, 15.098%,
6/25/36 1                                 550,656       576,864
Trust 2006-57, Cl. PA, 5.50%,
8/25/27                                 1,770,819     1,801,634
-----------------------------------------------------------------
Federal National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 40.355%,
11/18/31 6                                619,459        81,400
Trust 2001-63, Cl. SD, 29.703%,
12/18/31 6                                143,791        15,226
Trust 2001-68, Cl. SC, 25.912%,
11/25/31 6                                 99,006        12,258
Trust 2001-81, Cl. S, 26.469%,
1/25/32 6                                 113,734        14,343
Trust 2002-28, Cl. SA, 27.775%,
4/25/32 6                                  68,135         7,795

                                        PRINCIPAL
                                           AMOUNT     VALUE
-----------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-38, Cl. IO, 32.432%,
4/25/32 6                              $  331,000    $   27,053
Trust 2002-48, Cl. S, 26.491%,
7/25/32 6                                 109,256        12,853
Trust 2002-52, Cl. SL, 26.69%,
9/25/32 6                                  68,465         8,202
Trust 2002-56, Cl. SN, 28.544%,
7/25/32 6                                 150,131        17,780
Trust 2002-77, Cl. IS, 29.05%,
12/18/32 6                                563,926        69,460
Trust 2002-77, Cl. SH, 29.756%,
12/18/32 6                                150,988        15,669
Trust 2002-9, Cl. MS, 25.647%,
3/25/32 6                                 144,616        17,816
Trust 2003-117, Cl. KS, 41.049%,
8/25/33 6                              11,406,690     1,051,209
Trust 2003-118, Cl. S, 38.174%,
12/25/33 6                              1,273,945       194,756
Trust 2003-33, Cl. SP, 42.825%,
5/25/33 6                               1,027,140       150,168
Trust 2003-38, Cl. SA, 23.487%,
3/25/23 6                               1,899,257       218,319
Trust 2003-4, Cl. S, 39.247%,
2/25/33 6                                 312,074        47,683
Trust 2005-105, Cl. S, 77.313%,
12/25/35 6                              3,006,497       276,093
Trust 2005-40, Cl. SA, 41.56%,
5/25/35 6                               2,965,250       237,092
Trust 2005-40, Cl. SB, 66.704%,
5/25/35 6                               4,838,399       388,871
Trust 2005-63, Cl. SA, 70.671%,
10/25/31 6                                236,790        20,891
Trust 2005-71, Cl. SA, 52.759%,
8/25/25 6                                 782,810        69,916
Trust 2005-83, Cl. SL, 74.04%,
10/25/35 6                              4,389,467       442,359
Trust 2005-85, Cl. SA, 99.999%,
10/25/35 6                             11,966,998       779,688
Trust 2005-87, Cl. SE, 99.999%,
10/25/35 6                             11,637,977       774,626
Trust 2005-87, Cl. SG, 79.288%,
10/25/35 6                              3,124,131       302,899
Trust 2006-119, Cl. MS, 75.419%,
12/25/36 6                              2,395,836       244,988
Trust 2006-33, Cl. SP, 60.942%,
5/25/36 6                               2,869,315       321,958
Trust 2006-34, Cl. SK, 59.65%,
5/25/36 6                               5,216,640       632,684
Trust 2006-42, Cl. CI, 33.62%,
6/25/36 6                               7,588,008       711,262
Trust 2006-48, Cl. QA, 35.343%,
6/25/36 6                               5,694,545       530,479
Trust 2006-90, Cl. SX, 82.216%,
9/25/36 6                               2,942,447       245,885

                    F5 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------

                                         PRINCIPAL
                                            AMOUNT           VALUE
--------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Continued
Trust 214, Cl. 2, 22.604%, 3/1/23 6   $    736,171   $     178,147
Trust 221, Cl. 2, 18.656%, 5/1/23 6         81,375          21,669
Trust 240, Cl. 2, 27.151%, 9/1/23 6        158,125          45,073
Trust 254, Cl. 2, 12.686%, 1/1/24 6      1,292,383         367,012
Trust 2682, Cl. TQ, 81.615%,
10/15/33 6                               1,132,550          92,229
Trust 2981, Cl. BS, 92.822%,
5/15/35 6                                2,117,334         154,971
Trust 301, Cl. 2, 7.788%, 4/1/29 6         342,075          87,242
Trust 313, Cl. 2, (12.028)%,
6/1/31 6                                   356,153          96,186
Trust 319, Cl. 2, 13.169%, 2/1/32 6        110,321          28,579
Trust 321, Cl. 2, 13.054%, 4/1/32 6        492,736         126,817
Trust 324, Cl. 2, 7.312%, 7/1/32 6         858,642         222,103
Trust 331, Cl. 5, 9.179%, 2/1/33 6       1,897,561         425,314
Trust 334, Cl. 12, 5.277%, 2/1/33 6      1,615,381         363,399
Trust 334, Cl. 5, 10.951%, 5/1/33 6      1,125,316         269,490
Trust 339, Cl. 15, 12.198%, 7/1/33 6     4,168,675       1,058,160
Trust 339, Cl. 7, 5.884%, 7/1/33 6       7,767,975       1,824,342
Trust 342, Cl. 2, 13.137%, 9/1/33 6      1,662,047         447,086
Trust 344, Cl. 2, 11.44%, 12/1/33 6      5,520,291       1,486,626
Trust 345, Cl. 9, 8.72%, 1/1/34 6        1,987,022         496,346
Trust 351, Cl. 9, 5.067%, 10/1/34 6     17,370,299       4,205,055
Trust 362, Cl. 12, 7.298%, 8/1/35 6      1,192,413         281,734
Trust 362, Cl. 13, 7.246%, 8/1/35 6        710,883         167,995
--------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped
Mtg.-Backed Security, Trust 324,
Cl. 1, 5.561%, 7/1/32 7                    214,409         164,697
                                                     ---------------
                                                       582,467,561

--------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National
Mortgage Assn.:
5.125%, 12/9/25 1                            7,354           7,393
7%, 3/29/28-7/29/28                        390,610         416,633
7.50%, 3/1/27                               32,622          35,143
8%, 11/29/25-5/29/26                       103,951         113,818
--------------------------------------------------------------------
Government National
Mortgage Assn., Gtd. Real
Estate Mtg. Investment Conduit
Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%,
9/16/29                                  1,542,446       1,676,184
Series 2000-12, Cl. ZA, 8%,
2/16/30                                  3,634,870       3,946,761
Series 2001-62, Cl. KZ, 6.50%,
12/16/31                                 2,839,273       2,979,162

                                         PRINCIPAL
                                            AMOUNT           VALUE
--------------------------------------------------------------------
GNMA/GUARANTEED Continued
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 27.187%,
7/16/28 6                              $   197,252    $     26,795
Series 1998-6, Cl. SA, 37.504%,
3/16/28 6                                  123,360          15,210
Series 2001-21, Cl. SB, 42.343%,
1/16/27 6                                  931,802          86,793
Series 2006-47, Cl. SA, 86.712%,
8/16/36 6                                1,833,330         158,271
                                                     ---------------
                                                         9,462,163

--------------------------------------------------------------------
NON-AGENCY--13.3%
--------------------------------------------------------------------
COMMERCIAL--4.1%
Banc of America Commercial
Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2006-5, Cl. A2, 5.348%,
10/10/11                                 3,160,000       3,117,936
Series 2008-1, Cl. AJ, 6.197%,
1/1/18 1                                   940,000         800,469
Series 2008-1, Cl. AM, 6.197%,
1/1/18 1                                   940,000         883,013
--------------------------------------------------------------------
Banc of America Funding Corp.,
Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                    331,177         331,964
--------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., Mtg.
Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%,
5/25/32                                    285,423         291,093
--------------------------------------------------------------------
ChaseFlex Trust 2006-2,
Multiclass Mtg. Pass-Through
Certificates, Series 2006-2,
Cl. A1B, 2.493%, 8/25/08 1                 222,268         216,834
--------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2005-17, Mtg.
Pass-Through Certificates,
Series 2005-17, Cl. 1A8, 5.50%,
9/1/35                                   3,740,000       3,440,601
--------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2005-HYB8, Mtg.
Pass-Through Certificates,
Series 2005-HYB8, Cl. 4A1,
5.611%, 12/20/35 1                         223,487         172,974
--------------------------------------------------------------------
Citigroup Commercial
Mortgage Trust 2006-C4,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C4,
Cl. A3, 5.915%, 3/1/49 1                 2,940,000       2,873,285

                    F6 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                         PRINCIPAL
                                            AMOUNT          VALUE
-------------------------------------------------------------------
COMMERCIAL Continued
Citigroup Mortgage Loan
Trust, Inc. 2006-WF1,
Asset-Backed Pass-Through
Certificates, Series 2006-WF1,
Cl. A2B, 5.536%, 3/1/36               $    123,328   $    123,292
-------------------------------------------------------------------
Citigroup/Deutsche Bank
2007-CD4 Commercial
Mortgage Trust, Commercial
Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B,
5.205%, 12/11/49                         9,170,000      8,931,145
Series 2007-CD4, Cl. AJ, 5.398%,
12/1/49                                  2,680,000      2,091,026
-------------------------------------------------------------------
CitiMortgage Alternative Loan
Trust 2006-A5, Real Estate Mtg.
Investment Conduit
Pass-Through Certificates,
Series 2006-A5, Cl. 1A13,
2.933%, 10/25/36 1                       2,562,403      2,141,478
-------------------------------------------------------------------
CWABS Asset-Backed
Certificates Trust 2006-8,
Asset-Backed Certificates,
Series 2006-8, Cl. 2A1, 2.513%,
1/25/46 1                                1,091,650      1,083,286
-------------------------------------------------------------------
CWALT Alternative Loan Trust
2007-8CB, Mtg. Pass-Through
Certificates, Series 2007-8CB,
Cl. A1, 5.50%, 5/25/37                   5,383,912      4,984,237
-------------------------------------------------------------------
Deutsche Alt-A Securities
Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB1, Cl. A2A,
5.50%, 2/25/36                           1,055,530      1,031,710
Series 2006-AB2, Cl. A1, 5.888%,
6/25/36                                  1,566,389      1,563,712
Series 2006-AB2, Cl. A7, 5.961%,
6/25/36                                    420,656        416,879
Series 2006-AB3, Cl. A7, 6.36%,
7/1/36                                     152,379        149,939
Series 2006-AB4, Cl. A1A,
6.005%, 10/25/36                         2,217,734      2,184,216
Series 2007-RS1, Cl. A2, 2.983%,
1/27/37 1,2                              1,705,484      1,126,131
-------------------------------------------------------------------
First Horizon Alternative
Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through
Certificates, Series 2007-FA2,
Cl. 1A1, 5.50%, 4/25/37                  1,255,536      1,214,009
-------------------------------------------------------------------
GE Capital Commercial
Mortgage Corp., Commercial
Mtg. Obligations, Series
2004-C3, Cl. A2, 4.433%, 7/10/39         2,135,000      2,131,063

                                         PRINCIPAL
                                            AMOUNT          VALUE
-------------------------------------------------------------------
COMMERCIAL Continued
GMAC Commercial Mortgage
Securities, Inc., Commercial
Mtg. Pass-Through Certificates,
Series 1998-C1, Cl. F, 7.183%,
5/15/30 1                             $  1,567,000   $  1,561,540
-------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial
Mtg. Pass-Through Certificates,
Series 2007-GG9, Cl. A2, 5.381%,
3/10/39                                  1,990,000      1,948,586
-------------------------------------------------------------------
Greenwich Capital Commercial
Mortgage 2007-GG11,
Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11,
Cl. A4, 5.736%, 8/1/17                   7,720,000      7,313,736
-------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A2, 5.479%,
11/1/39                                  1,702,000      1,689,478
-------------------------------------------------------------------
GSR Mortgage Loan Trust
2005-4F, Mtg. Pass-Through
Certificates, Series 2005-4F,
Cl. 6A1, 6.50%, 2/25/35                  3,386,523      3,244,475
-------------------------------------------------------------------
Indymac Index Mortgage Loan
Trust 2005-AR31, Mtg.
Pass-Through Certificates,
Series 2005-AR31, Cl. 2 A2,
5.338%, 1/1/36 1                           631,536        445,619
-------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg.
Pass-Through Certificates:
Series 2007-CB15, Cl. AJ,
5.502%, 6/1/47                             630,000        494,997
Series 2007-CB18, Cl. AM,
5.466%, 6/1/47                           6,380,000      5,709,049
Series 2007-LD11, Cl. A2,
5.992%, 6/15/49 1                        5,390,000      5,347,521
Series 2007-LD12, Cl. A2, 5.827%,
2/15/51                                  5,682,000      5,616,089
Series 2007-LDPX, Cl. A2S,
5.305%, 1/15/49                          2,380,000      2,319,083
Series 2008-C2, Cl. A4, 6.068%,
2/1/51                                   8,390,000      8,416,261
Series 2008-C2, Cl. AJ, 6.799%,
2/1/51                                   3,210,000      2,958,721
Series 2008-C2, Cl. AM,
6.799%, 2/1/51                           4,990,000      4,921,388
-------------------------------------------------------------------
JPMorgan Commercial
Mortgage Finance Corp.,
Mtg. Pass-Through Certificates,
Series 2000-C9, Cl. A2, 7.77%,
10/15/32                                 2,273,436      2,342,725

                    F7 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
---------------------------------------------------------------------------

                                                PRINCIPAL
                                                   AMOUNT            VALUE
----------------------------------------------------------------------------
COMMERCIAL Continued
JPMorgan Mortgage Trust
2006-A2, Mtg. Pass-Through
Certificates, Series 2006-A2,
Cl. 3A4, 5.673%, 4/1/36 1                   $   2,944,271    $   2,279,805
----------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2006-C1, Commercial
Mtg. Pass-Through Certificates,
Series 2006-C1, Cl. A2, 5.084%,
2/11/31                                         1,650,000        1,636,055
----------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates,
Series 2007-C1, Cl. A2, 5.318%,
1/15/12                                         8,330,000        8,152,630
----------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2008-C1, Commercial
Mtg. Pass-Through Certificates,
Series 2008-C1, Cl. AM, 6.317%,
4/11/41 1                                       2,610,000        2,433,267
----------------------------------------------------------------------------
Mastr Alternative Loan Trust,
CMO Pass-Through
Certificates, Series 2004-6,
Cl. 10A1, 6%, 7/25/34                             432,683          394,424
----------------------------------------------------------------------------
Mastr Asset Securitization
Trust 2006-3, Mtg.
Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 2.933%,
10/25/36 1                                      6,717,725        6,088,031
----------------------------------------------------------------------------
Merrill Lynch Mortgage Trust
2006-C1, Commercial Mtg.
Pass-Through Certificates,
Series 2006-C1, Cl. AJ, 5.658%,
5/1/39 1                                        1,175,000          983,207
---------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg.
Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%,
3/15/30                                           577,797          580,531
----------------------------------------------------------------------------
Prudential Mortgage Capital
Co. II LLC, Commercial Mtg.
Pass-Through Certificates,
Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                           556,000          583,800
----------------------------------------------------------------------------
RALI Series 2005-QA4 Trust,
Mtg. Asset-Backed
Pass-Through Certificates,
Series 2005-QA4, Cl. A32,
5.384%, 4/25/35 1,2                               170,587          113,930
----------------------------------------------------------------------------
RALI Series 2007-QS6 Trust,
Mtg. Asset-Backed
Pass-Through Certificates,
Series 2007-QS6, Cl. A114,
5.75%, 4/25/37                                  1,726,464        1,655,268

                                                PRINCIPAL
                                                   AMOUNT            VALUE
----------------------------------------------------------------------------
COMMERCIAL Continued
Residential Asset Securitization
Trust 2006-A9CB, Mtg.
Pass-Through Certificates,
Series 2006-A9CB, Cl. A5, 6%,
9/25/36                                     $   1,122,967    $   1,111,655
----------------------------------------------------------------------------
Residential Asset Securitization
Trust, Mtg. Pass-Through
Certificates, Series 2006-A12,
Cl. 1A, 6.25%, 11/25/36                         1,244,266        1,080,896
----------------------------------------------------------------------------
STARM Mortgage Loan Trust
2007-1, Mtg. Pass-Through
Certificates, Series 2007-1,
Cl. 2A1, 5.829%, 2/1/37 1                       9,710,184        8,920,806
----------------------------------------------------------------------------
STARM Mortgage Loan Trust
2007-3, Mtg. Pass-Through
Certificates, Series 2007-3,
Cl. 1A1, 5.658%, 6/1/37 1                       3,204,643        3,004,854
----------------------------------------------------------------------------
Structured Asset Mortgage
Investments, Inc., Mtg.
Pass-Through Certificates,
Series 2002-AR3, Cl. A2, 2.998%,
9/19/32 1                                         680,304          428,592
----------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through
Certificates, Series 2006-C29,
Cl. A2, 5.272%, 11/15/48                        2,997,000        2,949,669
----------------------------------------------------------------------------
Wachovia Mortgage Loan
Trust LLC, Mtg. Pass-Through
Certificates, Series 2007-A,
Cl. 1A1, 5.996%, 3/1/37 1                       4,692,797        4,631,292
----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR14 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR14, Cl. 1A7,
5.645%, 11/1/36 1                               1,823,719        1,330,307
----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR15 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR15, Cl. 1A,
4.634%, 11/1/46 1                               1,639,665        1,154,324
----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR8 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR8, Cl. 1A4,
5.882%, 8/1/46 1                                8,114,394        7,860,521
----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 1A2,
5.714%, 2/25/37 1,2                             2,782,533        1,530,393
Series 2007-HY1, Cl. 2A4,
5.867%, 2/1/37 1,2                                688,258          502,429

                    F8 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                PRINCIPAL
                                                   AMOUNT            VALUE
----------------------------------------------------------------------------
COMMERCIAL Continued
WaMu Mortgage Pass-Through
Certificates 2007-HY3 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY3, Cl. 2A2,
5.665%, 3/1/37 1                            $   4,097,661    $   2,979,626
----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY4 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY4, Cl. 5A1,
5.636%, 11/1/36 1                                 760,163          723,766
----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY5, Cl. 2A3,
5.658%, 5/1/37 1                                  794,506          741,451
----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-OA3 Trust,
Mtg. Pass-Through Certificates,
Series 2007-OA3, Cl. 5A,
4.81%, 4/1/47 1                                 1,105,342          744,669
----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-EE Trust, Mtg.
Pass-Through Certificates,
Series 2004-EE, Cl. 3A2, 4.013%,
12/1/34 1                                       7,630,887        7,531,589
----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-U Trust, Mtg.
Pass-Through Certificates,
Series 2004-U, Cl. A1, 6.313%,
10/1/34 1                                       1,334,771        1,331,735
----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-V Trust, Mtg.
Pass-Through Certificates,
Series2004-V, Cl. 1A1, 3.833%,
10/1/34 1                                       4,216,179        4,187,748
----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-W Trust, Mtg.
Pass-Through Certificates,
Series 2004-W, Cl. B2, 4.553%,
11/1/34 1                                       1,383,211       1,011,766
                                                             ---------------
                                                               174,288,596

----------------------------------------------------------------------------
MANUFACTURED HOUSING--0.2%
Wells Fargo Mortgage-Backed
Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR12, Cl. 2A1,
6.099%, 9/25/36 1                               6,783,276        6,489,045
----------------------------------------------------------------------------
MULTIFAMILY--0.5%
Banc of America Mortgage
Securities, Inc., Mtg.
Pass-Through Certificates,
Series 2003-E, Cl. 2A2, 4.606%,
6/25/33 1                                       2,881,463        2,874,921

                                                PRINCIPAL
                                                   AMOUNT            VALUE
----------------------------------------------------------------------------
MULTIFAMILY Continued
CHL Mortgage Pass-Through
Trust 2003-46, Mtg.
Pass-Through Certificates,
Series 2003-46, Cl. 1A2, 4.13%,
1/19/34 1                                   $   5,336,229     $  5,294,040
----------------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2007-HY1, Mtg.
Pass-Through Certificates,
Series 2007-HY1, Cl. 1A1,
5.694%, 4/25/37 1                               1,216,415        1,136,278
----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2003-AR10 Trust,
Mtg. Pass-Through Certificates,
Series 2003-AR10, Cl. A7,
4.056%, 10/1/33 1                               1,250,000        1,222,019
----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR5, Cl. 2A1,
5.54%, 4/1/36 1                                10,939,515       10,622,066
                                                             ---------------

                                                                21,149,324
----------------------------------------------------------------------------
OTHER--0.0%
JPMorgan Mortgage Trust
2005-S2, Mtg. Pass-Through
Certificates, Series 2005-S2,
Cl. 3A1, 6.762%, 2/25/32 1                      1,744,899        1,715,096
----------------------------------------------------------------------------
RESIDENTIAL--8.5%
Banc of America Commercial
Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2007-4, Cl. A4, 5.936%,
7/1/17 1                                        4,200,000        4,008,058
Series 2007-4, Cl. AM, 6.003%,
8/1/17 1                                        6,560,000        6,014,715
----------------------------------------------------------------------------
Bear Stearns ARM Trust 2004-2,
Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 12A2, 4.388%,
5/1/34 1,2                                      4,030,834        3,748,675
----------------------------------------------------------------------------
Bear Stearns ARM Trust 2004-9,
Mtg. Pass-Through Certificates,
Series 2004-9, Cl. 23A1, 5.028%,
11/1/34 1                                       3,863,009        3,751,564
----------------------------------------------------------------------------
Chase Mortgage Finance Trust
2006-S3, Multiclass Mtg.
Pass-Through Certificates,
Series 2006-S3, Cl. 1A2, 6%,
11/1/36                                         4,210,000        3,758,907
----------------------------------------------------------------------------
Chase Mortgage Finance Trust
2007-A1, Multiclass Mtg.
Pass-Through Certificates,
Series 2007-A1, Cl. 9A1, 4.572%,
2/1/37 1                                        4,236,742        4,054,525

                    F9 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
----------------------------------------------------------------------------

                                                PRINCIPAL
                                                   AMOUNT           VALUE
----------------------------------------------------------------------------
RESIDENTIAL Continued
CHL Mortgage Pass-Through
Trust 2005-26, Mtg.
Pass-Through Certificates,
Series 2005-26, Cl. 1A8, 5.50%,
11/1/35                                     $   3,823,596    $   3,516,764
----------------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2005-27, Mtg.
Pass-Through Certificates,
Series 2005-27, Cl. 2A1, 5.50%,
12/1/35                                         3,375,512        3,104,610
----------------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2005-31, Mtg.
Pass-Through Certificates,
Series 2005-31, Cl. 2A4, 5.49%,
1/1/36 1,2                                      1,483,767          964,449
----------------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2005-J4, Mtg.
Pass-Through Certificates,
Series 2005-J4, Cl. A7, 5.50%,
11/1/35                                         2,110,000        1,849,411
----------------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2007-HY3, Mtg.
Pass-Through Certificates,
Series 2007-HY3, Cl. 1A1,
5.702%, 6/1/47 1                                3,974,485        3,480,158
----------------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2007-HY4, Mtg.
Pass-Through Certificates:
Series 2007-HY4, Cl. 1A1,
6.094%, 9/25/47 1                              11,826,302       10,643,672
Series 2007-HY4, Cl. 1A2,
6.094%, 9/1/47 1,2                              4,026,553        2,778,321
Series 2007-HY4, Cl. 2A2,
6.23%, 11/1/37 1,2                                942,120          650,063
Series 2007-HY4, Cl. 3A2,
6.402%, 11/1/37 1,2                               945,638          652,490
----------------------------------------------------------------------------
CHL Mortgage Pass-Through
Trust 2007-HY5, Mtg.
Pass-Through Certificates:
Series 2007-HY5, Cl. 1A2,
5.932%, 9/1/37 1,2                              4,421,643        3,272,016
Series 2007-HY5, Cl. 2A2,
6.005%, 9/1/37 1,2                              1,105,591          818,137
Series 2007-HY5, Cl. 3A2,
6.204%, 9/1/37 1,2                              2,813,717        2,082,151
----------------------------------------------------------------------------
Citigroup Commercial
Mortgage Trust 2007-C6,
Commercial Mtg.
Pass-Through Certificates,
Series 2007-C6, Cl. A2, 5.889%,
8/1/12 1                                        1,110,000        1,095,963

                                                PRINCIPAL
                                                   AMOUNT           VALUE
----------------------------------------------------------------------------
RESIDENTIAL Continued
Citigroup Commercial
Mortgage Trust 2008-C7,
Commercial Mtg.
Pass-Through Certificates,
Series 2008-C7, Cl. A4, 6.299%,
12/1/49 1                                   $   3,800,000     $  3,719,442
----------------------------------------------------------------------------
Citigroup Mortgage Loan
Trust, Inc. 2005-2, Real Estate
Mtg. Investment Conduit
Pass-Through Certificates,
Series 2005-2, Cl. 1A3, 4.952%,
5/1/35 1                                        4,504,835        4,151,311
----------------------------------------------------------------------------
Citigroup Mortgage Loan
Trust, Inc. 2005-3, Asset-Backed
Pass-Through Certificates,
Series 2005-3, Cl. 2A4, 5.196%,
8/1/35 1                                        8,644,035        8,020,985
----------------------------------------------------------------------------
Citigroup Mortgage Loan
Trust, Inc. 2006-AR1,
Asset-Backed Pass-Through
Certificates, Series 2006-AR1,
Cl. 3A2, 5.50%, 3/1/36 1,2                      4,643,278        3,180,646
----------------------------------------------------------------------------
Citigroup Mortgage Loan
Trust, Inc. 2006-AR2,
Asset-Backed Pass-Through
Certificates, Series 2006-AR2,
Cl. 1AB, 5.591%, 3/1/36 2                       4,223,901        2,787,775
----------------------------------------------------------------------------
Citigroup Mortgage Loan
Trust, Inc. 2006-AR2, Mtg.
Pass-Through Certificates,
Series 2006-AR2, Cl. 1 A2,
5.526%, 3/1/36 1                                9,850,745        9,189,361
----------------------------------------------------------------------------
Citigroup/Deutsche Bank
2007-CD4 Commercial
Mortgage Trust, Commercial
Mtg. Pass-Through Certificates,
Series 2007-CD4, Cl. AMFX,
5.366%, 12/1/49                                 5,680,000        5,048,172
----------------------------------------------------------------------------
CitiMortgage Alternative Loan
Trust 2006-A1, Real Estate Mtg.
Investment Conduit
Pass-Through Certificates,
Series 2006-A1, Cl. 2A1, 5.25%,
3/1/21                                          2,666,714        2,559,855
----------------------------------------------------------------------------
CitiMortgage Alternative Loan
Trust 2006-A5, Real Estate Mtg.
Investment Conduit
Pass-Through Certificates,
Series 2006-A5, Cl. 2A1, 5.50%,
10/1/21                                         3,248,320        3,078,943

                   F10 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                PRINCIPAL
                                                   AMOUNT            VALUE
----------------------------------------------------------------------------
RESIDENTIAL Continued
CitiMortgage Alternative Loan
Trust 2007-A2, Real Estate Mtg.
Investment Conduit
Pass-Through Certificates,
Series 2007-A2, Cl. 1A5,
6%, 2/25/37                                 $    5,942,223    $  5,474,355
----------------------------------------------------------------------------
COMM 2007-C9 Mortgage
Trust, Commercial Mtg.
Pass-Through Certificates,
Series 2007-C9, Cl. A4, 6.01%,
7/1/17 1                                        4,230,000        4,057,435
----------------------------------------------------------------------------
CWALT Alternative Loan Trust
2005-J1, Mtg. Pass-Through
Certificates, Series 2005-J1,
Cl. 3A1, 6.50%, 8/25/32                         5,395,401        4,752,057
----------------------------------------------------------------------------
CWALT Alternative Loan Trust
2006-43CB, Mtg.Pass-Through
Certificates, Series 2006-43CB,
Cl. 1A10, 6%, 2/1/37                           16,270,393       13,536,804
----------------------------------------------------------------------------
GSR Mortgage Loan Trust
2004-5, Mtg. Pass-Through
Certificates, Series 2004-5,
Cl. 2A1, 4.485%, 5/1/34 1                         643,807          631,634
----------------------------------------------------------------------------
GSR Mortgage Loan Trust
2005-AR6, Mtg. Pass-Through
Certificates:
Series 2005-AR6, Cl. 1A4,
4.689%, 9/1/35 1                                2,265,220        2,237,246
Series 2005-AR6, Cl. 3A1,
4.56%, 9/25/35 1                                5,174,504        4,959,652
----------------------------------------------------------------------------
GSR Mortgage Loan Trust
2007-AR1, Mgt. Pass-Through
Certificates, Series 2007-AR1,
Cl. 2A1, 5.998%, 3/1/37 1                       21,475,959      19,830,690
----------------------------------------------------------------------------
GSR Mortgage Loan Trust
2007-AR1, Mtg. Pass-Through
Certificates, Series 2007-AR1,
Cl. 4A1, 5.832%, 3/1/37 1,2                     4,116,839        3,731,462
----------------------------------------------------------------------------
JPMorgan Mortgage Trust
2007-A1, Mtg. Pass-Through
Certificates, Series 2007-A1,
Cl. 7A1, 5.299%, 7/1/35 1,2                     6,728,483        6,324,774
----------------------------------------------------------------------------
JPMorgan Mortgage Trust
2007-A3, Mtg. Pass-Through
Certificates, Series 2007-A3,
Cl. 3A3, 6.024%, 5/1/37 1,2                     1,986,476        1,432,746
----------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust 2007-C7, Commercial Mtg.
Pass-Through Certificates,
Series 2007-C7, Cl. A3, 5.866%,
9/11/45                                         1,300,000        1,242,958
----------------------------------------------------------------------------
Lehman XS Trust, Mtg.
Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55%,
1/25/36                                           285,404          278,513

                                                PRINCIPAL
                                                   AMOUNT            VALUE
----------------------------------------------------------------------------
RESIDENTIAL Continued
Mastr Adjustable Rate
Mortgages Trust 2006-2,
Mtg. Pass-Through Certificates,
Series 2006-2, Cl. 1A1, 4.857%,
4/1/36 1                                    $   2,064,261      $ 2,031,913
----------------------------------------------------------------------------
Merrill Lynch Mortgage Investors
Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3,
Cl. 2A1, 6.073%, 10/25/36 1                     5,416,418        5,242,418
----------------------------------------------------------------------------
Merrill Lynch Mortgage Investors
Trust 2007-3, Mtg. Pass-Through
Certificates, Series 2007-3,
Cl. 1A1, 5.812%, 9/1/37 1,2                     3,008,104        2,707,293
----------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13,
Cl. 1A5, 6%, 9/25/36                            3,957,621        3,849,257
Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                              780,152          775,458
----------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS5,
Cl. 2A2, 6%, 5/1/36                               438,300          423,663
----------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2007-QS6,
Cl. A28, 5.75%, 4/25/37                         1,626,379        1,559,310
----------------------------------------------------------------------------
Residential Asset Securitization
Trust 2005-A14, Mtg. Pass-Through
Certificates, Series 2005-A14,
Cl. A1, 5.50%, 12/1/35                          3,720,000        3,022,848
----------------------------------------------------------------------------
Residential Asset Securitization
Trust 2005-A6CB, Mtg.
Pass-Through Certificates,
Series 2005-A6CB, Cl. A7, 6%,
6/1/35                                          6,385,405        5,811,607
----------------------------------------------------------------------------
Residential Funding Mortgage
Securities I, Inc., Mtg.
Pass-Through Certificates,
5.777%, 7/1/37 1,2                              3,328,107        2,329,675
----------------------------------------------------------------------------
WaMu Asset-Backed
Certificates 2005-AR12 Trust,
Mtg. Asset-Backed Certificates,
Series 2007-AR12, Cl. 1A8,
4.833%, 10/1/35 1                               4,061,388        3,948,664
----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2003-AR9 Trust,
Mtg. Pass-Through Certificates,
Series 2003-AR9, Cl. 2A,
4.046%, 9/25/33 1                               2,021,288        1,935,110

                   F11 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
-----------------------------------------------------------------------------

                                                PRINCIPAL
                                                   AMOUNT             VALUE
-----------------------------------------------------------------------------
RESIDENTIAL Continued
WaMu Mortgage Pass-Through
Certificates 2005-AR14 Trust,
Mtg. Pass-Through Certificates,
Series 2005-AR14, Cl. 1A1,
5.053%, 12/1/35 1                           $   4,663,834    $    4,543,995
-----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR10 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR10, Cl. 1A2,
5.933%, 9/1/36 1                                5,347,861         5,316,366
-----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2006-AR14 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR14, Cl. 2A4,
5.759%, 11/1/36 1                                 547,671           383,370
-----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1,
5.473%, 2/1/37 1                               20,105,300        18,970,263
Series 2007-HY1, Cl. 5A1,
5.774%, 2/1/37 1                               11,518,948        10,452,720
-----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY2 Trust,
Mtg. Pass-Through Certificates:
Series 2007-HY2, Cl. 1A1,
5.622%, 12/1/36 1                              13,390,007        12,567,096
Series 2007-HY2, Cl. 1A2,
5.622%, 12/1/36 1,2                             1,599,315         1,119,520
-----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY3 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY3, Cl. 4A1,
5.348%, 3/1/37 1                               13,341,883        12,457,446
-----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY4 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY4, Cl. 4A1,
5.502%, 9/25/36 1                              11,652,383        11,177,226
-----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY6 Trust,
Mtg. Pass-Through Certificates,
Series 2007-HY6, Cl. 2A1,
5.698%, 6/25/37 1                               5,956,701         5,530,051
-----------------------------------------------------------------------------
WaMu Mortgage Pass-Through
Certificates 2007-HY7 Trust,
Mtg. Pass-Through Certificates,
Series2007-HY7, Cl. 2A1,
5.878%, 7/1/37 1                                3,334,864         3,001,153
-----------------------------------------------------------------------------
Washington Mutual Mortgage
Pass-Through Certificates, Mtg.
Pass-Through Certificates,
Series 2007-1, Cl. 1A8, 6%, 2/25/37             5,274,195         5,121,785

                                                PRINCIPAL
                                                   AMOUNT             VALUE
-----------------------------------------------------------------------------
RESIDENTIAL Continued
Wells Fargo Mortgage-Backed
Securities 2004-EE Trust, Mtg.
Pass-Through Certificates,
Series 2004-EE, Cl. 3A1, 4.013%,
12/1/34 1                                   $    3,182,175    $   3,140,766
-----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2004-R Trust, Mtg.
Pass-Through Certificates,
Series 2004-R, Cl. 2A1, 4.365%,
9/1/34 1                                          450,145           438,273
-----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR12 Trust,
Mtg. Pass-Through Certificates,
Series 2005-AR12, Cl. 2A6,
4.321%, 7/1/35 1                                2,425,837         2,317,278
-----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2005-AR16 Trust,
Mtg. Pass-Through Certificates,
Series 2005-AR16, Cl. 2A1,
4.944%, 10/1/35 1                               3,021,102         2,915,165
-----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-12 Trust, Mtg.
Pass-Through Certificates,
Series 2006-12, Cl. A1, 6%,
10/25/36                                        2,080,006         2,083,879
-----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 2A2,
5.646%, 7/1/36 1,2                              2,468,172         1,801,765
Series 2006-AR10, Cl. 3A2,
5.005%, 7/1/36 1,2                              1,064,904           777,380
Series 2006-AR10, Cl. 4A2,
5.561%, 7/1/36 1,2                              3,699,198         2,700,414
Series 2006-AR10, Cl. 5A3,
5.595%, 7/1/36 1                                1,835,332         1,793,906
Series 2006-AR10, Cl. 5A6,
5.595%, 7/1/36 1                               17,894,090        17,245,136
-----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR13 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR13, Cl. A2,
5.752%, 9/1/36 1                               15,031,143        14,600,170
Series 2006-AR13, Cl. A4,
5.752%, 9/1/36 1                               11,440,000        10,452,968
-----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities 2006-AR8 Trust,
Mtg. Pass-Through Certificates,
Series 2006-AR8, Cl. 2A1,
5.24%, 4/1/36 1                                 2,795,595         2,692,412
                                                             ----------------
                                                                357,709,184
                                                             ----------------

Total Mortgage-Backed Obligations
(Cost $1,145,013,516)                                         1,153,280,969

                   F12 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                  PRINCIPAL
                                                     AMOUNT              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S.GOVERNMENT OBLIGATIONS--3.7%
--------------------------------------------------------------------------------

Federal Home Loan Mortgage
Corp. Unsec. Nts.:
3.375%, 4/15/09 10                          $    38,125,000       $ 38,289,357
3.75%, 6/28/13                                   17,950,000         17,648,889
5.25%, 5/21/09                                   37,250,000         38,029,568
--------------------------------------------------------------------------------
Federal National Mortgage
Assn. Unsec. Nts.:
3.25%, 4/9/13 11                                 19,165,000         18,470,077
3.375%, 5/19/11                                  33,380,000         33,256,093
3.875%, 7/12/13                                   3,255,000          3,216,285
--------------------------------------------------------------------------------
Resolution Funding Corp.
Bonds, Residual Funding
STRIPS, 5.155%, 1/15/21 12                        5,667,000          3,127,753
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
STRIPS, 4.201%, 2/15/11 5,12                        900,000            836,281
STRIPS, 4.831%, 2/15/16 5,12                      4,491,000          3,340,680

Total U.S.Government Obligations                                  --------------
(Cost $ 155,605,585)                                               156,214,983

--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--25.5%
--------------------------------------------------------------------------------

ARGENTINA--0.4%
Argentina (Republic of) Bonds:
3.092%, 8/3/12 1                                  6,792,500          5,739,917
7%, 10/3/15                                       1,270,000            884,555
Series GDP, 0.971%, 12/15/35 1                    8,600,000            855,700
Series V, 7%, 3/28/11                             6,312,000          5,409,560
Series VII, 7%, 9/12/13                           6,265,000          4,803,429
                                                                  --------------
                                                                    17,693,161

--------------------------------------------------------------------------------
AUSTRALIA--0.2%

New South Wales Treasury
Corp. Sr. Unsec. Nts.,
Series 17RG, 5.50%, 3/1/17                       10,345,000 AUD      8,938,920
--------------------------------------------------------------------------------
AUSTRIA--0.2%
Austria (Republic of) Unsec.
Unsub. Nts., Series E, 4%,
9/15/16                                           4,237,000 EUR      6,318,176
--------------------------------------------------------------------------------
BELGIUM--0.1%
Belgium (Kingdom of) Bonds,
Series 44, 5%, 3/28/35                            3,925,000 EUR      6,067,021
--------------------------------------------------------------------------------
BRAZIL--2.6%
Banco Nac de Desen Econo
Nts., 6.369%, 6/16/18 13                          5,340,000          5,340,000
--------------------------------------------------------------------------------
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                      11,870,000         12,131,140
8%, 1/15/18                                      22,150,000         24,652,950
8.75%, 2/4/25                                     2,950,000          3,699,300
8.875%, 10/14/19                                  9,085,000         11,397,133
10.50%, 7/14/14                                   6,288,000          7,970,040
--------------------------------------------------------------------------------
Brazil (Federal Republic of)
Letras Tesouro Nacional
Treasury Bills, 0%, 1/1/09 12                    22,670,000 BRR     13,247,704

                                                  PRINCIPAL
                                                     AMOUNT              VALUE
--------------------------------------------------------------------------------
Brazil Continued
Brazil (Federal Republic of)
Nota Do Tesouro Nacional Nts.:
10%, 1/10/10                                     18,216,000 BRR   $ 10,628,042
10%, 1/1/12                                      13,111,000 BRR      7,583,296
10%, 1/1/17                                      21,882,000 BRR     11,559,746
--------------------------------------------------------------------------------
Brazil (Federal Republic of)
Nts., 7.875%, 3/7/15                                130,000            145,925
                                                                  --------------
                                                                   108,355,276

--------------------------------------------------------------------------------
BULGARIA--0.0%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                      740,000            842,675
8.25%, 1/15/15 13                                   710,000            808,513
                                                                  --------------
                                                                     1,651,188

--------------------------------------------------------------------------------
CANADA--0.6%
Canada (Government of) Nts.:
3.75%, 6/1/12                                    17,910,000 CAD     17,766,327
4.25%, 12/1/09                                    8,855,000 CAD      8,798,120
                                                                  --------------
                                                                    26,564,447

--------------------------------------------------------------------------------
COLOMBIA--0.6%
Bogota Distrio Capital Sr. Bonds,
9.75%, 7/26/28 13                             3,058,000,000 COP      1,178,772
--------------------------------------------------------------------------------
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                   3,805,000          4,080,863
10.75%, 1/15/13                                   3,900,000          4,738,500
12%, 10/22/15                                17,234,000,000 COP      8,620,873
--------------------------------------------------------------------------------
Colombia (Republic of) Nts.,
8.25%, 12/22/14                                   3,283,000          3,750,828
--------------------------------------------------------------------------------
Colombia (Republic of) Unsec.
Nts., 7.375%, 1/27/17                               960,000          1,043,040
--------------------------------------------------------------------------------
EEB International Ltd., Sr. Unsec.
Bonds, 8.75%, 10/31/14 13                         3,330,000          3,546,450
                                                                  --------------
                                                                    26,959,326

--------------------------------------------------------------------------------
COSTA RICA--0.0%
Costa Rica (Republic of) Unsec.
Bonds, 9.995%, 8/1/20                             1,498,000          1,934,293
--------------------------------------------------------------------------------
DENMARK--0.1%
Denmark (Kingdom of) Bonds,
5%, 11/15/13                                     24,345,000 DKK      5,168,957
--------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec.
Unsub. Bonds, Series REG S,
9.04%, 1/23/18 2                                  1,721,439          1,781,689
--------------------------------------------------------------------------------
Dominican Republic Unsec.
Unsub. Nts., 9.50%, 9/27/11 2                       307,398            315,083
                                                                  --------------
                                                                     2,096,772

--------------------------------------------------------------------------------
EGYPT--0.2%
Egypt (The Arab Republic of)
Treasury Bills, Series 364,
8.371%, 1/6/09 12                                 9,800,000 EGP      1,736,937

                   F13 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                     AMOUNT              VALUE
--------------------------------------------------------------------------------
EGYPT Continued
Egypt (The Arab Republic of)
Unsec. Unsub. Bonds, 8.75%,
7/15/12 13                                       28,530,000 EGP   $  5,186,544
                                                                  --------------
                                                                     6,923,481

--------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                   590,000            628,350
7.65%, 6/15/35 13                                 4,570,000          4,752,800
                                                                  --------------
                                                                     5,381,150

--------------------------------------------------------------------------------
FRANCE--2.0%
France (Government of)
Obligations Assimilables du
Tresor Bonds:
3.25%, 4/25/16                                   17,170,000 EUR     24,420,631
4%, 10/25/38                                     12,900,000 EUR     17,204,299
--------------------------------------------------------------------------------
France (Government of)
Treasury Nts.:
3.75%, 1/12/13                                   20,685,000 EUR     31,195,712
4.50%, 7/12/12                                    8,190,000 EUR     12,757,852
                                                                  --------------
                                                                    85,578,494

--------------------------------------------------------------------------------
GERMANY--1.9%
Germany (Federal Republic of)
Bonds:
Series 03, 3.75%, 7/4/13                         20,130,000 EUR     30,502,113
Series 05, 4%, 1/4/37                            12,385,000 EUR     16,902,286
Series 07, 4.25%, 7/4/17                         22,660,000 EUR     34,901,659
                                                                  --------------
                                                                    82,306,058

--------------------------------------------------------------------------------
GHANA--0.1%
Ghana (Republic of) Bonds,
8.50%, 10/4/17 2                                  3,500,000          3,613,750
--------------------------------------------------------------------------------
GREECE--0.3%
Greece (Republic of) Bonds,
4.60%, 5/20/13                                    9,140,000 EUR     14,035,082
--------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 13                                  250,000            286,250
10.25%, 11/8/11                                   2,150,000          2,461,750
                                                                  --------------
                                                                     2,748,000

--------------------------------------------------------------------------------
INDONESIA--0.6%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 13                                 7,620,000          7,543,800
6.90%, 1/17/18 13                                 4,490,000          4,245,901
7.25%, 4/20/15 13                                 4,870,000          4,906,525
--------------------------------------------------------------------------------
Indonesia (Republic of) Sr.
Unsec. Nts., 7.75%, 1/17/38 13                    2,880,000          2,721,600
--------------------------------------------------------------------------------
Indonesia (Republic of) Unsec.
Nts., 8.50%, 10/12/35 13                          6,700,000          6,850,750
                                                                  --------------
                                                                    26,268,576


                                                  PRINCIPAL
                                                     AMOUNT              VALUE
--------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (State of) Bonds:
5.50%, 2/28/17                                   24,370,000 ILS   $  7,098,058
Series 2682, 7.50%, 3/31/14                      25,080,000 ILS      8,122,384
                                                                  --------------
                                                                    15,220,442

--------------------------------------------------------------------------------
ITALY--0.5%
Italy (Republic of) Nts.,
Certificati di Credito del
Tesoro, 4.20%, 7/1/09 1                          12,195,000 EUR     19,196,843
--------------------------------------------------------------------------------
JAPAN--5.0%
Japan (Government of) Bonds:
2 yr., Series 269, 0.90%, 6/15/10             6,331,000,000 JPY     59,788,107
5 yr., Series 72, 1.50%, 6/20/13              7,262,000,000 JPY     69,448,068
10 yr., Series 277, 1.60%, 3/20/16 8          3,308,000,000 JPY     31,730,133
10 yr., Series 279, 2%, 3/20/16               1,176,000,000 JPY     11,603,986
20 yr., Series 61, 1%, 3/20/23 8              1,968,000,000 JPY     16,269,949
20 yr., Series 73, 2%, 12/20/24 8             1,476,000,000 JPY     13,818,924
20 yr., Series 75, 2.10%, 3/20/25 8             820,000,000 JPY      7,775,254
                                                                  --------------
                                                                   210,434,421

--------------------------------------------------------------------------------
MALAYSIA--0.1%
Johor Corp. Malaysia
(Government of) Bonds, Series P3,
1%, 7/31/12 2                                     7,980,000 MYR      2,906,259
--------------------------------------------------------------------------------
Malaysia (Government of) Bonds,
Series 2/05, 4.72%, 9/30/15                       4,570,000 MYR      1,393,028
                                                                  --------------
                                                                     4,299,287

--------------------------------------------------------------------------------
MEXICO--1.5%
United Mexican States Bonds:
Series A, 6.375%, 1/16/13                         3,800,000          4,009,000
Series M7, 8%, 12/24/08 1                       240,660,000 MXN     23,306,200
Series MI10, 8%, 12/19/13                       126,490,000 MXN     11,756,370
Series M20, 10%, 12/5/24 1                       45,000,000 MXN      4,637,948
--------------------------------------------------------------------------------
United Mexican States Bonds.,
8.375%, 1/14/11                                  18,960,000         20,780,160
                                                                  --------------
                                                                    64,489,678

--------------------------------------------------------------------------------
NEW ZEALAND--0.2%
New Zealand (Government of)
Bonds, 7%, 7/15/09                                8,865,000 NZD      6,764,562
--------------------------------------------------------------------------------
NIGERIA--0.9%
Nigeria (Federal Republic of) Nts.,
Series 3Y2S, 12.50%, 2/24/09                     60,500,000 NGN        522,247
--------------------------------------------------------------------------------
Nigeria (Federal Republic of)
Promissory Nts., Series RC, 5.092%,
1/5/10                                               85,211             83,779
--------------------------------------------------------------------------------
Nigeria (Federal Republic of)
Treasury Bills:
Series 364, 9.186%, 1/8/09 2,12                 773,700,000 NGN      6,242,662
Series 364, 9.170%, 2/5/09 12                   605,400,000 NGN      4,850,291
Series 364, 9.300%, 4/9/09 12                   175,100,000 NGN      1,378,180

                   F14 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                 PRINCIPAL
                                                    AMOUNT              VALUE
--------------------------------------------------------------------------------
NIGERIA Continued
Nigeria (Federal Republic of)
Treasury Bonds:
Series 3Y, 9.23%, 5/25/12                      624,300,000 NGN    $  5,179,759
Series 3Y1S, 15%, 1/27/09 2                    116,700,000 NGN       1,018,766
Series 5 yr., 9.50%, 2/23/12 2                 278,300,000 NGN       2,338,556
Series 5Y, 9.50%, 8/31/12 2                    623,000,000 NGN       5,224,496
Series 5Y13, 12.99%, 9/29/11                   142,800,000 NGN       1,345,397
Series 7Y16, 11.99%, 12/22/13                  236,500,000 NGN       2,147,901
Series 7YR, 12.74%, 10/27/13                   317,100,000 NGN       2,960,659
Series 10 yr., 9.35%, 8/31/17 2                600,000,000 NGN       4,507,066
                                                                  --------------
                                                                    37,799,759

--------------------------------------------------------------------------------
PANAMA--0.6%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                   8,540,000           8,710,800
7.25%, 3/15/15                                   8,225,000           8,883,000
8.875%, 9/30/27                                  1,375,000           1,742,813
9.375%, 4/1/29                                     655,000             859,688
--------------------------------------------------------------------------------
Panama (Republic of) Unsec.
Bonds, 7.125%, 1/29/26                           2,760,000           2,925,600
                                                                  --------------
                                                                    23,121,901

--------------------------------------------------------------------------------
PERU--1.6%
Peru (Republic of) Bonds:
7.84%, 8/12/20                                  28,080,000 PEN      10,047,122
9.91%, 5/5/15                                   10,351,000 PEN       4,081,873
Series 7, 8.60%, 8/12/17                        27,250,000 PEN      10,207,087
Series 8-1, 12.25%, 8/10/11                     52,015,000 PEN      20,825,759
--------------------------------------------------------------------------------
Peru (Republic of)
Certificates of Deposit:
3.925%, 10/20/08 2,12                            8,461,000 PEN       2,788,602
4.066%, 4/13/09 2,12                               604,000 PEN         194,591
4.163%, 7/9/09 2,12                             12,692,000 PEN       4,088,654
5.045%, 7/3/08 2,12                              2,557,000 PEN         863,232
5.713%, 1/5/09 12                               28,800,000 PEN       9,403,883
5.719%, 11/6/08 12                              11,490,000 PEN       3,793,271
--------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts.,
4.533%, 2/28/16 12                                 371,484             249,303
                                                                  --------------
                                                                    66,543,377

--------------------------------------------------------------------------------
PHILIPPINES--0.5%
Philippines (Republic of the)
Unsec. Bonds:
7.75%, 1/14/31                                  13,277,000          13,824,012
9%, 2/15/13                                      7,625,000           8,406,563
                                                                  --------------
                                                                    22,230,575

--------------------------------------------------------------------------------
POLAND--0.0%
Poland (Republic of) Bonds,
Series WS0922, 5.75%, 9/23/22                    1,000,000 PLZ        433,636
--------------------------------------------------------------------------------
SUPRANATIONAL--0.0%
European Investment Bank:
Sr. Unsec. Nts., Series 0979/0100,
6.25%, 9/30/10                                     975,000 NZD         723,190
--------------------------------------------------------------------------------
Sr. Unsec. Nts., 6.75%, 11/17/08                 1,300,000 NZD         986,013
                                                                  --------------
                                                                     1,709,203

                                                 PRINCIPAL
                                                    AMOUNT              VALUE
--------------------------------------------------------------------------------
THE NETHERLANDS--0.2%
Netherlands (Kingdom of the)
Bonds, 5%, 7/15/11                               3,925,000 EUR    $    6,218,054
----------------------------------------------------------------------------------
Netherlands (Kingdom of the)
Nts., 4.50%, 7/15/17                             2,290,000 EUR         3,529,266
                                                                  ----------------
                                                                       9,747,320

----------------------------------------------------------------------------------
TURKEY--1.8%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                   10,035,000             9,382,725
7%, 9/26/16                                      6,560,000             6,314,000
14%, 1/19/11 1                                  15,250,000 TRY        10,948,284
----------------------------------------------------------------------------------
Turkey (Republic of) Bonds.:
15.861%, 10/7/09 12                             18,240,000 TRY        11,539,032
16%, 3/7/12 1                                   42,895,000 TRY        28,706,945
18.163%, 8/13/08 12                              6,630,000 TRY         5,307,142
----------------------------------------------------------------------------------
Turkey (Republic of) Nts., 7.25%,
3/15/15                                          4,115,000             4,078,994
                                                                  ----------------
                                                                      76,277,122

----------------------------------------------------------------------------------
UKRAINE--0.2%
Bayerische Hypo- und
Vereinsbank AG for the
City of Kiev, Ukraine Nts.,
8.625% 7/15/11 2                                 8,210,000             8,127,900
----------------------------------------------------------------------------------
UNITED KINGDOM--0.7%
United Kingdom Treasury Bonds:
5%, 3/7/18                                       4,395,000 GBP         8,672,257
6%, 12/7/28                                      9,135,000 GBP        20,402,009
                                                                  ----------------
                                                                      29,074,266

----------------------------------------------------------------------------------
URUGUAY--0.4%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27                                   48,300,000 UYU         2,730,114
7.625%, 3/21/36                                  3,525,000             3,627,225
----------------------------------------------------------------------------------
Uruguay (Oriental Republic of)
Unsec. Bonds:
5%, 9/14/18                                     54,110,000 UYU         3,532,635
8%, 11/18/22                                     7,030,000             7,539,675
                                                                  ----------------
                                                                      17,429,649

----------------------------------------------------------------------------------
VENEZUELA--0.7%
Venezuela (Republic of) Bonds:
9%, 5/7/23                                       1,080,000               950,400
9.25%, 9/15/27                                  14,610,000            13,748,010
----------------------------------------------------------------------------------
Venezuela (Republic of) Nts.,
10.75%, 9/19/13                                  6,875,000             7,167,188
----------------------------------------------------------------------------------
Venezuela (Republic of) Unsec.
Bonds, 7.65%, 4/21/25                            7,445,000             6,008,301
                                                                  ----------------
                                                                      27,873,899
                                                                  ----------------
Total Foreign Government
Obligations (Cost $1,075,498,131)                                  1,079,375,968

                   F15 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                    AMOUNT                 VALUE
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--16.6%
----------------------------------------------------------------------------------

AAC Group Holding Corp.,
0%/10.25% Sr. Unsec. Disc. Nts.,
10/1/12 14                                     $   100,000        $       96,000
----------------------------------------------------------------------------------
AES Dominicana Energia
Finance SA, 11% Sr. Nts.,
12/13/15 13                                      2,758,000             2,744,210
----------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts.,
12/21/16 13                                      1,100,000             1,107,319
----------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr.
Sec. Bonds, Series A, 11/30/19                     246,016               256,472
----------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec.
Debs., 5/1/31                                    3,080,000             3,171,374
----------------------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                         1,100,000             1,075,250
----------------------------------------------------------------------------------
Alliant Techsystems, Inc., 6.75%
Sr. Sub. Nts., 4/1/16                            2,065,000             2,013,375
----------------------------------------------------------------------------------
Allied Waste North America,
Inc., 7.375% Sr. Sec. Nts.,
Series B, 4/15/14                                3,075,000             3,136,500
----------------------------------------------------------------------------------
Alrosa Finance SA, 8.875% Nts.,
11/17/14 13                                     13,025,000            14,001,875
----------------------------------------------------------------------------------
AmBev International Finance
Co. Ltd., 9.50% Bonds, 7/24/17 13                5,050,000 BRR         2,590,996
----------------------------------------------------------------------------------
AMC Entertainment, Inc., 8%
Sr. Unsec. Sub. Nts., 3/1/14                       895,000               798,788
----------------------------------------------------------------------------------
America Movil SAB de CV:
8.46% Bonds, 12/18/36 13                        13,500,000 MXN         1,075,487
8.46% Sr. Unsec. Unsub. Bonds,
12/18/36                                        39,200,000 MXN         3,122,894
----------------------------------------------------------------------------------
American Media
Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts.,
1/15/11 2                                            5,454                 4,581
8.875% Sr. Unsec. Sub. Nts.,
1/15/11                                            150,000               120,750
10.25% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09 13                                 45,450                36,815
10.25% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09                                 1,250,000             1,009,375
----------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                   215,000               218,225
7.50% Sr. Nts., 5/1/12                           2,135,000             2,167,025
----------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr.
Unsec. Nts., 2/1/09 2,3,4                          735,000                    --
----------------------------------------------------------------------------------
Atlas Energy Resources LLC,
10.75% Sr. Nts., 2/1/18 13                       2,850,000             2,978,250
----------------------------------------------------------------------------------
Atlas Pipeline Partners LP,
8.125% Sr. Unsec. Nts., 12/15/15                 1,910,000             1,886,125
----------------------------------------------------------------------------------
Autopistas del Nordeste
Cayman Ltd., 9.39% Nts., 1/15/26 13              4,936,418             4,911,736

                                                 PRINCIPAL
                                                    AMOUNT                 VALUE
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
----------------------------------------------------------------------------------

Avis Budget Car Rental LLC,
7.625% Sr. Unsec. Unsub. Nts.,
5/15/14                                        $ 2,030,000        $    1,634,150
----------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25%
Sec. Nts., 4/5/17                                3,700,000 EUR         5,246,550
---------------------------------------------------------- -----------------------
Banco Bilbao Vizcaya
Argentaria SA, 4.25% Sec.
Bonds, 7/15/14                                   2,790,000 EUR         4,133,759
---------------------------------------------------------- -----------------------
Banco BMG SA, 9.15% Nts.,
1/15/16 13                                       3,520,000             3,590,400
----------------------------------------------------------------------------------
Banco de Credito del Peru,
6.95% Sub. Nts., 11/7/21 1,13                    1,345,000             1,345,000
----------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75%
Sr. Unsec. Nts., 4/27/16 13                      1,585,000             1,180,825
----------------------------------------------------------------------------------
Banco Invex SA, 25.874% Mtg.
Backed Certificates,
Series 062U, 3/13/34 1,15                        4,963,442 MXN         1,997,735
----------------------------------------------------------------------------------
Banco Pine SA, 7.375% Sr.
Unsec. Nts., 6/17/10 13                          4,020,000             4,014,975
----------------------------------------------------------------------------------
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                   13,825,000 EUR        19,895,340
4.50% Sr. Sec. Nts., 7/13/21                     6,440,000 EUR         8,999,645
----------------------------------------------------------------------------------
Barclays Bank plc, 6.278%
Perpetual Bonds 16                               6,850,000             5,659,265
----------------------------------------------------------------------------------
Bausch & Lomb, Inc., 9.875%
Sr. Unsec. Nts., 11/1/15 13                      1,095,000             1,103,213
----------------------------------------------------------------------------------
BE Aerospace, Inc., 8.50% Sr.
Unsec. Nts., 7/1/18 8                              745,000               747,794
----------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr.
Sub. Nts., 11/1/16                                 905,000               923,100
----------------------------------------------------------------------------------
Berry Plastics Holding Corp.,
8.875% Sr. Sec. Nts., 9/15/14                    3,360,000             2,923,200
----------------------------------------------------------------------------------
Biomet, Inc., 10% Sr. Unsec.
Bonds, 10/15/17 13                               1,190,000             1,276,275
----------------------------------------------------------------------------------
Braskem Finance Ltd., 7.25%
Sr. Unsec. Nts., 6/5/18 13                       5,350,000             5,323,250
----------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722%
Unsec. Perpetual Debs. 13,16                     4,630,000             4,265,494
----------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%
Sr. Unsec. Nts., 3/1/14                          4,150,000             4,087,750
----------------------------------------------------------------------------------
Catalent Pharma Solutions, Inc.,
9.50% Sr. Unsec. Nts., 4/15/15 17                2,065,000             1,858,500
----------------------------------------------------------------------------------
CCH I Holdings LLC/CCH I
Holdings Capital Corp., 11% Sr.
Sec. Nts., 10/1/15                               2,355,000             1,757,419
----------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec.
Nts., 8/1/13 13                                  1,335,000             1,144,763
----------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr.
Unsec. Disc. Nts., 10/1/07 2,3,4                   400,000                    --
----------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec.
Nts., 9/15/09 2                                  1,250,000             1,193,750

                   F16 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                 PRINCIPAL
                                                    AMOUNT                 VALUE
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
----------------------------------------------------------------------------------

Chesapeake Energy Corp.,
6.875% Sr. Unsec. Nts., 1/15/16                $ 4,145,000        $    4,020,650
----------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%
Sr. Unsec. Sub. Nts., 12/15/12                   1,030,000               993,950
----------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr.
Unsec. Nts., 3/15/14 14                          2,035,000             1,943,425
----------------------------------------------------------------------------------
Citigroup, Inc., 8.40% Perpetual
Bonds, Series E 16                               2,695,000             2,565,263
----------------------------------------------------------------------------------
Citizens Communications Co.,
6.25% Sr. Nts., 1/15/13                          4,880,000             4,550,600
----------------------------------------------------------------------------------
Claire's Stores, Inc., 10.50% Sr.
Unsec. Sub. Nts., 6/1/17                         4,760,000             1,963,500
----------------------------------------------------------------------------------
Cloverie plc, 7.053% Sec. Nts.,
Series 2005-93, 12/20/10 1,2                     1,100,000               918,940
----------------------------------------------------------------------------------
Community Health Systems, Inc.,
8.875% Sr. Unsec. Nts., 7/15/15                  1,440,000             1,456,200
----------------------------------------------------------------------------------
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                    1,780,000             1,780,000
8.375% Sr. Nts., 12/15/14                          995,000             1,012,413
----------------------------------------------------------------------------------
Copano Energy LLC/Copano
Energy Finance Corp., 7.75% Sr.
Nts., 6/1/18 13                                  2,720,000             2,665,600
----------------------------------------------------------------------------------
Coriolanus Ltd.:
3.359% Pass-Through Sec. Nts.,
12/31/17 2,12                                   23,130,000 BRR         9,234,109
10.62% Sec. Nts., 8/10/10 2                      3,300,000             1,947,000
----------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                255,000               246,713
7.50% Sr. Nts., 5/1/11                           1,575,000             1,590,750
----------------------------------------------------------------------------------
Credit Suisse First Boston
International, Export-Import
Bank of Ukraine, 8.40% Sec.
Nts., 2/9/16                                     4,340,000             3,916,850
----------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr.
Nts., 11/15/15                                   3,050,000             3,065,250
----------------------------------------------------------------------------------
Dali Capital plc/Bank of
Moscow, 7.25% Sec. Nts.,
Series 28, Tranche 1, 11/25/09                  37,000,000 RUR         1,545,962
----------------------------------------------------------------------------------
Dali Capital SA (ROSBANK),
8% Sec. Nts., Series 23,
Tranche 1, 9/30/09                              36,400,000 RUR         1,509,253
----------------------------------------------------------------------------------
DaVita, Inc., 6.625% Sr. Unsec.
Nts., 3/15/13                                    3,620,000             3,493,300
----------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr.
Unsec. Sub. Nts., 6/15/09                          155,000               126,713
----------------------------------------------------------------------------------
Del Monte Corp., 8.625% Sr.
Sub. Nts., 12/15/12                              1,245,000             1,269,900
----------------------------------------------------------------------------------
Delhaize America, Inc., 9%
Unsub. Debs., 4/15/31                            3,599,000             4,252,456
----------------------------------------------------------------------------------
Denbury Resources, Inc., 7.50%
Sr. Sub. Nts., 12/15/15                          1,190,000             1,190,000

                                                 PRINCIPAL
                                                    AMOUNT                 VALUE
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
----------------------------------------------------------------------------------

Depfa ACS Bank, 3.875% Sec.
Nts., 11/14/16                                     710,000 EUR    $    1,025,632
----------------------------------------------------------------------------------
Dex Media West LLC/Dex
Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                            300,000               297,750
9.875% Sr. Sub. Nts., 8/15/13                      586,000               528,865
----------------------------------------------------------------------------------
Dex Media, Inc., 0%/9% Unsec.
Nts., 11/15/13 14                                  400,000               288,000
----------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec.
Nts., 11/15/08 2                                   790,000               790,988
----------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                     100,000                91,000
8.625% Sr. Nts., 5/1/09                            306,000               292,995
8.875% Sr. Unsec. Nts., 3/15/11                     71,000                63,545
----------------------------------------------------------------------------------
DRS Technologies, Inc., 6.625%
Sr. Nts., 2/1/16                                 2,020,000             2,060,400
----------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375% Sr.
Unsec. Nts., 10/1/11                             2,710,000             2,621,925
----------------------------------------------------------------------------------
Edison Mission Energy, 7% Sr.
Unsec. Nts., 5/15/17                             2,775,000             2,608,500
----------------------------------------------------------------------------------
Eirles Two Ltd.:
4.692% Sec. Nts., Series 335,
4/30/12 1,2                                      6,300,000             5,339,250
6.082% Sec. Nts., Series 324,
4/30/12 1,2                                      4,100,000             3,325,100
----------------------------------------------------------------------------------
Eletropaulo Metropolitana SA,
19.125% Nts., 6/28/10 13                         1,115,000 BRR           749,431
----------------------------------------------------------------------------------
Elizabeth Arden, Inc., 7.75% Sr.
Unsec. Sub. Nts., 1/15/14                        1,090,000             1,027,325
----------------------------------------------------------------------------------
Enterprise Products Operating
LP, 8.375% Jr. Sub. Nts., 8/1/66 1               3,475,000             3,481,856
----------------------------------------------------------------------------------
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 2,3,4                    337,947 EUR                --
----------------------------------------------------------------------------------
Exsportfinans ASA, 3.50% Nts.,
2/11/11 1                                       19,880,000 EUR        28,473,777
---------------------------------------------------------- -----------------------
FairPoint Communications, Inc.,
13.125% Sr. Nts., 4/1/18                         3,015,000             2,969,775
----------------------------------------------------------------------------------
Fiserv, Inc., 6.125% Sr. Unsec.
Unsub. Nts., 11/20/12                            3,210,000             3,230,509
----------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts.,
5/1/14                                           1,790,000             1,807,900
----------------------------------------------------------------------------------
Freeport-McMoRan Copper &
Gold, Inc., 8.375% Sr. Nts., 4/1/17              4,675,000             4,939,792
----------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust IV, 7.875% Sr. Sub. Nts.,
6/15/11                                          1,225,000             1,274,000
----------------------------------------------------------------------------------
GameStop Corp., 8% Sr. Unsec.
Nts., 10/1/12                                      320,000               328,000
----------------------------------------------------------------------------------
Gazprom Capital SA:
7.288% Sr. Unsec. Nts., 8/16/37 13              14,680,000            13,285,400
8.146% Sr. Unsec. Bonds, 4/11/18 2               7,950,000             8,586,000
8.625% Sr. Unsec. Nts., 4/28/34 13               7,930,000             8,757,892

                    F17 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------------

Gazprom International SA,
7.201% Unsec. Bonds, 2/1/20 13                   $  1,969,043      $  1,969,043
---------------------------------------------------------------------------------
General Motors Acceptance
Corp., 8% Bonds, 11/1/31                            3,840,000         2,505,143
---------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                          3,805,000         3,238,645
---------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                1,110,000         1,108,613
9% Sr. Unsec. Nts., 7/1/15                            705,000           706,763
---------------------------------------------------------------------------------
Graham Packaging Co., Inc.,
9.875% Sr. Unsec. Sub. Nts.,
10/15/14                                            2,590,000         2,305,100
---------------------------------------------------------------------------------
Graphic Packaging International
Corp., 8.50% Sr. Nts., 8/15/11                      3,025,000         2,941,813
---------------------------------------------------------------------------------
Greektown Holdings, Inc.,
10.75% Sr. Nts., 12/1/13 4,13                       1,955,000         1,456,475
---------------------------------------------------------------------------------
GTL Trade Finance, Inc., 7.25%
Sr. Unsec. Nts., 10/20/17 13                        5,620,000         5,661,004
---------------------------------------------------------------------------------
Harrah's Operating Co., Inc.,
10.75% Sr. Unsec. Nts., 2/1/16 13                   3,705,000         3,093,675
---------------------------------------------------------------------------------
HBOS plc, 6.413% Sub.
Perpetual Bonds, Series A 13,16                     6,600,000         4,630,890
---------------------------------------------------------------------------------
HCA, Inc.:
6.375% Nts., 1/15/15                                2,680,000         2,237,800
9.25% Sr. Sec. Nts., 11/15/16                       1,430,000         1,476,475
---------------------------------------------------------------------------------
HealthSouth Corp.,
10.75% Sr. Unsec. Nts., 6/15/16                     1,785,000         1,927,800
---------------------------------------------------------------------------------
Helix Energy Solutions Group,
Inc., 9.50% Sr. Unsec. Nts.,
1/15/16 13                                          1,785,000         1,838,550
---------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                        610,000           561,200
10.50% Sr. Unsec. Sub. Nts., 1/1/16                 1,135,000         1,038,525
---------------------------------------------------------------------------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 12                 2,510,000         2,092,336
12.278% Sr. Unsec. Nts., 3/9/09 12                  1,960,000         1,874,936
9.751% Sr. Unsec. Nts., 7/8/09 12                   1,960,000         1,957,844
---------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 1                             5,800,000         4,659,836
---------------------------------------------------------------------------------
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17 13                 1,360,000         1,190,000
9.25% Sr. Nts., 10/16/13 13                        15,930,000        16,089,300
---------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15                       790,000           695,200
7.875% Sr. Unsec. Sub. Nts.,
11/15/14                                              375,000           345,000
---------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                     198,000           206,415
11.625% Sr. Unsec. Nts., 10/15/10 2                    13,000            13,455
---------------------------------------------------------------------------------
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 1,13                          6,960,000         6,253,184
6.625% Nts., 10/3/12 13                             6,620,000         6,541,050

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
---------------------------------------------------------------------------------

Idearc, Inc., 8% Sr. Unsec. Nts.,
11/15/16                                         $  2,770,000      $  1,755,488
---------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75%
Sr. Nts., 5/30/24 2                                 8,338,058         9,296,934
---------------------------------------------------------------------------------
Inter-American
Development Bank:
6.26% Nts., 12/8/09 1                                 920,000 BRR       581,062
9.891% Nts., 1/25/12 1,2                          706,857,153 COP       398,516
---------------------------------------------------------------------------------
Invista, Inc., 9.25% Sr. Nts., 5/1/12 13              815,000           837,413
---------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%
Sr. Unsec. Sub. Nts., 4/1/13                        1,765,000         1,782,650
---------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 13                         1,130,000         1,172,375
8.80% Sr. Nts., 1/30/17 13                          1,410,000         1,469,925
---------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7%
Sr. Unsec. Sub. Nts., 3/1/14                        5,225,000         3,709,750
---------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr.
Sec. Nts., 4/1/14                                   1,015,000         1,085,124
---------------------------------------------------------------------------------
Israel Electric Corp. Ltd., 7.25%
Nts., 1/15/19 13                                    8,015,000         8,204,811
---------------------------------------------------------------------------------
iStar Financial, Inc., 3.326% Sr.
Unsec. Nts., 3/16/09 1                              1,595,000         1,510,768
---------------------------------------------------------------------------------
Jarden Corp., 7.50% Sr. Unsec.
Sub. Nts., 5/1/17                                   1,635,000         1,430,625
---------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90%
Perpetual Bonds, Series 1 16                        2,530,000         2,379,288
---------------------------------------------------------------------------------
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35 2                          6,175,587 MXN       571,052
21.982% Mtg. Backed
Certificates, Series 06U, 9/25/35 1                 2,958,406 MXN     1,187,757
---------------------------------------------------------------------------------
JPMorgan Securities Ltd., Red
Square Capital Ltd., 9%
Collateralized Debt Obligation
Nts., 11/20/08 13                                  62,000,000 RUR     2,479,508
---------------------------------------------------------------------------------
JSC Astana Finance, 9.16% Nts.,
3/14/12 2                                           7,200,000         6,734,287
---------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                   495,000           319,275
8.875% Sr. Sub. Nts., 4/1/12                          890,000           654,150
---------------------------------------------------------------------------------
Kansas City Southern Railway
Co. (The), 7.50% Sr. Nts., 6/15/09                    400,000           406,000
---------------------------------------------------------------------------------
Kazmunaigaz Finance Sub BV,
9.125% Nts., 7/2/18 2,8                            14,880,000        14,954,400
---------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts.,
12/15/08                                              250,000           252,500
---------------------------------------------------------------------------------
Key Energy Services, Inc., 8.375%
Sr. Nts., 12/1/14 13                                1,765,000         1,809,125
---------------------------------------------------------------------------------
Kinder Morgan Energy Partners
LP, 7.30% Sr. Unsec. Nts., 8/15/33                  3,396,000         3,488,819
---------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875%
Sr. Sec. Nts., 10/15/13 2                             510,000           538,050

                   F18 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------

L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                 $     975,000       $    904,313
6.375% Sr. Unsec. Sub. Nts.,
Series B, 10/15/15                                1,070,000          1,005,800
--------------------------------------------------------------------------------
Lamar Media Corp., 6.625% Sr.
Unsec. Sub. Nts., 8/15/15                         1,275,000          1,166,625
--------------------------------------------------------------------------------
Lear Corp., 8.75% Sr. Unsec.
Nts., Series B, 12/1/16                           4,895,000          3,842,575
--------------------------------------------------------------------------------
Leslie's Poolmart, Inc., 7.75% Sr.
Unsec. Nts., 2/1/13 2                             1,180,000          1,109,200
--------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr.
Unsec. Unsub. Nts., 1/15/15                       2,685,000          2,711,850
--------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr.
Sub. Nts., 5/15/13                                  550,000            506,000
--------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 13                           1,990,000          1,992,488
7.75% Nts., 10/17/16 13                           4,230,000          4,055,513
--------------------------------------------------------------------------------
MarkWest Energy Partners LP,
8.75% Sr. Nts., 4/15/18 13                          390,000            400,725
--------------------------------------------------------------------------------
Marquee Holdings, Inc., 9.505%
Sr. Nts., 8/15/14 1                               2,010,000          1,587,900
--------------------------------------------------------------------------------
Mashantucket Pequot Tribe,
8.50% Bonds, Series A, 11/15/15 13                2,690,000          2,387,375
--------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                      1,330,000            551,950
6.875% Sr. Unsec. Sub. Nts.,
10/1/13                                           2,240,000            929,600
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                   1,835,000          1,481,763
8.375% Sr. Unsec. Sub. Nts.,
2/1/11                                            2,050,000          1,988,500
--------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub.
Bonds, 11/30/11 13                                1,360,000          1,346,400
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts.,
2/15/13                                           1,770,000          1,619,550
8% Sr. Sub. Nts., 4/1/12                          2,680,000          2,465,600
--------------------------------------------------------------------------------
Momentive Performance
Materials, Inc., 9.75% Sr. Unsec.
Nts., 12/1/14 13                                  4,515,000          3,882,900
--------------------------------------------------------------------------------
Moog, Inc., 7.25% Sr. Sub. Nts.,
6/15/18                                             195,000            194,025
--------------------------------------------------------------------------------
Mosaic Co. (The):
7.375% Sr. Nts., 12/1/14 13                       1,180,000          1,239,000
7.625% Sr. Nts., 12/1/16 13                       1,355,000          1,449,850
--------------------------------------------------------------------------------
National Gas Co., 6.05% Nts.,
1/15/36 13                                        3,470,000          3,190,877
--------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds,
12/19/16                                        109,600,000 PHP      1,989,376
6.875% Nts., 11/2/16 13                           1,474,000          1,420,568
9.625% Unsec. Bonds, 5/15/28                      2,550,000          2,913,375

                                                   PRINCIPAL
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------

Newfield Exploration Co.,
6.625% Sr. Unsec. Sub. Nts.,
9/1/14                                        $   1,805,000       $  1,705,725
--------------------------------------------------------------------------------
NewPage Corp., 10% Sr. Sec.
Nts., 5/1/12                                      1,665,000          1,694,138
--------------------------------------------------------------------------------
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D, 8/1/15                 8,905,000          7,395,941
--------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen
Finance Co.:
0%/12.50% Sr. Unsec. Sub. Disc.
Nts., 8/1/16 14                                   1,725,000          1,194,563
10% Sr. Unsec. Nts., 8/1/14                       2,195,000          2,222,438
--------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec.
Unsub. Nts., 9/1/14                               1,090,000            703,050
--------------------------------------------------------------------------------
NorthPoint Communications
Group, Inc., 12.875% Nts.,
2/15/10 2,3,4                                       200,173                 --
--------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec.
Nts., 2/15/15 1                                   1,620,000          1,539,000
--------------------------------------------------------------------------------
NTK Holdings, Inc., 0%/10.75%
Sr. Unsec. Nts., 3/1/14 14                        2,170,000            998,200
--------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts.,
8/15/16                                           2,605,000          2,455,213
--------------------------------------------------------------------------------
NXP BV/NXP Funding LLC,
9.50% Sr. Unsec. Unsub. Nts.,
10/15/15                                            790,000            689,275
--------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                       230,000            217,350
6.875% Sr. Sub. Nts., 12/15/15                      285,000            265,050
--------------------------------------------------------------------------------
Ongko International Finance
Co. BV, 10.50% Sec. Nts.,
3/29/10 2,3,4                                        90,000                 --
--------------------------------------------------------------------------------
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts.,
1/15/07 2,4                                         675,000                  7
--------------------------------------------------------------------------------
Panama Canal Railway Co., 7%
Sr. Sec. Nts., 11/1/26 13                         3,665,000          3,316,825
--------------------------------------------------------------------------------
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts., 3/15/10                     5,275,000          4,826,625
--------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%
Sr. Unsec. Nts., Series B, 3/15/13                2,970,000          2,992,275
--------------------------------------------------------------------------------
Pemex Project Funding Master
Trust, 6.625% Nts., 6/15/38 2                     6,680,000          6,659,893
--------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                  230,000            224,250
6.875% Sr. Sub. Nts., 12/1/11 2                     500,000            503,750
--------------------------------------------------------------------------------
Petrobras International Finance
Co., 5.785% Sr. Unsec. Nts., 3/1/18              10,040,000          9,717,897
--------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman
SPV, 5.265% Sr. Nts., Cl. A3,
6/15/11 13                                        2,720,891          2,701,627

                   F19 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                        AMOUNT              VALUE
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------

Piazza Vittoria Finance SrL,
6.712% Asset-Backed Nts.,
7/20/10 1,2                                            154,673 EUR   $    243,526
-----------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
8.25% Sr. Unsec. Sub. Nts., 3/15/12                  2,025,000          1,999,688
-----------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/
Pinnacle Foods Finance Corp.,
10.625% Sr. Sub. Nts., 4/1/17                        2,635,000          2,121,175
-----------------------------------------------------------------------------------
Pokagon Gaming Authority,
10.375% Sr. Nts., 6/15/14 13                           489,000            526,898
-----------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr.
Nts., 3/15/08 2,3,4                                    250,000                 --
-----------------------------------------------------------------------------------
Pride International, Inc., 7.375%
Sr. Unsec. Nts., 7/15/14                             1,280,000          1,283,200
-----------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec.
Nts., 12/1/06 2,3,4                                    100,000 EUR             --
-----------------------------------------------------------------------------------
Quicksilver Resources, Inc.,
7.125% Sr. Sub. Nts., 4/1/16                         1,885,000          1,764,831
-----------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec.
Unsub. Nts., 3/15/12                                 4,880,000          5,002,000
-----------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-2,
1/15/13                                              1,865,000          1,119,000
6.875% Sr. Nts., 1/15/13                               860,000            516,000
-----------------------------------------------------------------------------------
Rabobank Nederland, 3% Nts.,
3/11/11 1,2                                         15,480,000         14,203,932
-----------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr.
Unsec. Sub. Nts., Series B, 7/1/11                     600,000            511,500
-----------------------------------------------------------------------------------
Rainbow National Services LLC,
8.75% Sr. Nts., 9/1/12 13                              670,000            683,400
-----------------------------------------------------------------------------------
RBS Global & Rexnord Corp.,
11.75% Sr. Unsec. Sub. Nts., 8/1/16                    640,000            617,600
-----------------------------------------------------------------------------------
ReAble Therapeutics
Finance LLC, 10.875% Sr. Unsec.
Nts., 11/15/14 13                                    1,865,000          1,869,663
-----------------------------------------------------------------------------------
Real Time Data Co., 11% Nts.,
5/31/09 2,4,17                                         142,981                 --
-----------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%
Sr. Sec. Nts., 6/1/13                                1,805,000          1,875,751
-----------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian
Agricultural Bank, 7.75% Nts.,
5/29/18 13                                           2,010,000          1,979,850
-----------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr.
Nts., 2/1/10 2                                       1,400,000          1,431,500
-----------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                        1,425,000          1,303,875
7.50% Sr. Sec. Nts., 11/30/16                        2,065,000          1,868,825
-----------------------------------------------------------------------------------
Salisbury International
Investments Ltd., 6.968% Sec.
Nts., Series 2006-003, Tranche E,
7/20/11 1,2                                          1,100,000            988,020

                                                     PRINCIPAL
                                                        AMOUNT              VALUE
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------

Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                    $ 1,340,000        $ 1,293,100
10.50% Sr. Unsec. Sub. Nts.,
11/15/16                                             1,190,000          1,139,425
-----------------------------------------------------------------------------------
SandRidge Energy, Inc., 8% Sr.
Nts., 6/1/18 13                                        475,000            479,750
-----------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr.
Unsec. Sub. Nts., 2/1/15                             2,265,000          1,998,863
-----------------------------------------------------------------------------------
Service Corp. International,
6.75% Sr. Unsec. Nts., 4/1/15                        1,985,000          1,900,638
-----------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.,
8% Sr. Unsec. Sub. Nts., 3/15/12                     1,267,000          1,279,670
-----------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A,
7/26/10                                              3,445,000          3,189,698
-----------------------------------------------------------------------------------
Smithfield Foods, Inc., 7% Sr.
Nts., 8/1/11 2                                       1,215,000          1,114,763
-----------------------------------------------------------------------------------
Southwestern Energy Co., 7.50%
Sr. Nts., 2/1/18 13                                    780,000            807,215
-----------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts.,
3/15/32                                              2,520,000          2,406,096
-----------------------------------------------------------------------------------
Station Casinos, Inc., 6.50% Sr.
Unsec. Sub. Nts., 2/1/14                             3,710,000          2,151,800
-----------------------------------------------------------------------------------
Steel Dynamics, Inc., 7.375% Sr.
Unsec. Unsub. Nts., 11/1/12 13                         785,000            788,925
-----------------------------------------------------------------------------------
Stena AB, 7.50% Sr. Unsec. Nts.,
11/1/13                                                 65,000             64,431
-----------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr.
Unsec. Bonds, 4/11/16 13                             3,290,100 PEN      1,176,204
-----------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/08 2,3,4                                          500,000                 --
-----------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts.,
11/15/14 13                                          1,971,495          1,907,421
-----------------------------------------------------------------------------------
Tesoro Corp., 6.625% Sr. Unsec.
Nts., 11/1/15                                        1,870,000          1,734,425
-----------------------------------------------------------------------------------
TGI International Ltd., 9.50%
Nts., 10/3/17 13                                     6,100,000          6,549,875
-----------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60%
Collateralized Trust, Cl. A,
6/15/97 2,14                                         2,695,000          1,334,564
-----------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts.,
12/1/11                                              1,000,000            972,500
-----------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr.
Unsec. Sub. Nts., 9/1/16                               545,000            449,625
-----------------------------------------------------------------------------------
Trump Entertainment Resorts,
Inc., 8.50% Sec. Nts., 6/1/15                        1,240,000            778,100
-----------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub.
Nts., 2/15/14                                        3,635,000          2,835,300
-----------------------------------------------------------------------------------
Universal Hospital Services,
Inc., 8.50% Sr. Sec. Nts., 6/1/15 17                 1,905,000          1,914,525
-----------------------------------------------------------------------------------
US Oncology Holdings, Inc.,
7.949% Sr. Unsec. Nts., 3/15/12 1,17                   580,000            461,100

                   F20 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                      PRINCIPAL
                                                         AMOUNT             VALUE
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------

US Oncology, Inc., 9% Sr. Unsec.
Nts., 8/15/12                                    $   1,945,000       $  1,940,138
-----------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub.
Nts., 2/15/14                                          575,000            546,250
-----------------------------------------------------------------------------------
Vanguard Health Holding Co.
I LLC, 0%/11.25% Sr. Nts., 10/1/15 14                2,775,000          2,455,875
-----------------------------------------------------------------------------------
Vedanta Resources plc, 9.50%
Sr. Unsec. Nts., 7/18/18 2,8                         9,460,000          9,436,350
-----------------------------------------------------------------------------------
Videotron Ltd., 9.125% Sr. Nts.,
4/15/18 13                                             935,000            981,750
-----------------------------------------------------------------------------------
VIP Finance Ireland Ltd.,
9.125% Bonds, 4/30/18 13                             6,680,000          6,587,816
-----------------------------------------------------------------------------------
Virgin Media Finance plc,
8.75% Sr. Unsec. Nts., 4/15/14                       1,570,000          1,483,650
-----------------------------------------------------------------------------------
VTB Capital SA, 6.315% Sub.
Unsec. Nts., 2/4/15                                 16,280,000         16,203,891
-----------------------------------------------------------------------------------
Warner Music Group Corp.,
7.375% Sr. Sub. Bonds, 4/15/14                         500,000            418,125
-----------------------------------------------------------------------------------
West Corp., 9.50% Sr. Unsec.
Nts., 10/15/14                                         970,000            877,850
-----------------------------------------------------------------------------------
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                         160,000             82,400
10.75% Sr. Nts., 4/1/13                              1,390,000            757,550
-----------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.625% Nts., 7/15/19                                 1,895,000          1,999,225
8.125% Sr. Unsec. Nts., 3/15/12                      1,915,000          2,020,325
-----------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts.,
8/1/13                                               2,755,000          2,761,888
8.625% Sr. Unsec. Unsub. Nts.,
8/1/16                                               1,780,000          1,784,450
-----------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 2,3,4                         250,000                 --
-----------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series1, 9/27/11                   8,930,000 EUR     12,895,733
4% Sec. Mtg. Nts., Series 2,
9/27/16                                             10,930,000 EUR     14,080,932
-----------------------------------------------------------------------------------
WMG Holdings Corp.,
0%/9.50% Sr. Nts., 12/15/14 14                       2,057,000          1,306,195
-----------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn
Las Vegas Capital Corp., 6.625%
Nts., 12/1/14                                        4,140,000          3,808,800
                                                                     --------------
Total Corporate Bonds and Notes
(Cost $729,856,920)                                                   701,379,930

                                                        SHARES
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
-----------------------------------------------------------------------------------

AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 2,3,17                            4,253               --
-----------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc.,
11.75% Cum. Exchangeable,
Series B, Non-Vtg. 2,3                                   5,000               --
---------------------------------------------------------------------------------

                                                        SHARES            VALUE
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
PREFERRED STOCKS Continued
-----------------------------------------------------------------------------------

Federal National Mortgage
Assn., 8.25% Non-Cum. Sub.,
Series S, Non-Vtg.                                     148,310    $   3,403,715
---------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 2,3,17                              151               --
---------------------------------------------------------------------------------
Sovereign Real Estate
Investment Trust, 12%
Non-Cum., Series A 2                                     4,600          447,350
                                                                  ---------------
Total Preferred Stocks
(Cost $ 4,667,966)                                                    3,851,065

---------------------------------------------------------------------------------
COMMON STOCKS -- 0.5%
---------------------------------------------------------------------------------

Arco Capital Corp. Ltd. 2,3                            690,638       10,359,570
---------------------------------------------------------------------------------
AT&T, Inc.                                              74,252        2,501,550
---------------------------------------------------------------------------------
ATA Holdings Corp. 2,3                                   1,721            1,721
---------------------------------------------------------------------------------
Constellation Energy Group, Inc.                        51,195        4,203,110
---------------------------------------------------------------------------------
Global Aero Logistics, Inc. 2,3                            447              447
---------------------------------------------------------------------------------
Premier Holdings Ltd. 2,3                               18,514               --
---------------------------------------------------------------------------------
Public Service Enterprise
Group, Inc.                                             33,160        1,523,039
---------------------------------------------------------------------------------
Revlon, Inc., Cl. A 3                                1,341,666        1,140,416
---------------------------------------------------------------------------------
Societe des Autoroutes
Paris-Rhin-Rhone                                         6,994          663,788
                                                                  ---------------
Total Common Stocks
(Cost $ 21,934,830)                                                  20,393,641

                                                         UNITS
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
---------------------------------------------------------------------------------

Global Aero Logistics, Inc. Wts.,
Strike Price $10, Exp. 2/28/11 2,3                         266                3
---------------------------------------------------------------------------------
MHP SA, GDR Wts.,
Strike Price $0.01, Exp. 5/8/09 3                       56,610        1,047,285
                                                                  ---------------
Total Rights, Warrants and

Certificates (Cost $2,025)                                            1,047,288

                                                     PRINCIPAL
                                                        AMOUNT
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
STRUCTURED SECURITIES--7.3%
-----------------------------------------------------------------------------------

Barclays Bank plc:
Custom Basket of African
Currencies Cv. Unsec. Unsub.
Nts., 10.25%, 5/15/09 13                         $   3,030,000          3,199,377
Custom Basket of African
Currencies Cv. Unsec. Unsub.
Nts., 10.25%, 5/7/09 13                              3,030,000          3,212,709
-----------------------------------------------------------------------------------
Citibank NA New York:
Dominican Republic Credit
Linked Nts., 12%, 2/22/11 13                        22,200,000 DOP        577,069
Dominican Republic Credit
Linked Nts., 14.218%, 5/11/09 12                    61,180,000 DOP      1,577,991

                   F21 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT              VALUE
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
------------------------------------------------------------------------------------

Citigroup Funding, Inc., Custom
Basket of African Currencies
Credit Linked Nts., 0%, 4/29/09 12               $    6,070,000       $  6,392,742
------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
Brazil (Federal Republic of)
Unsec. Credit Linked Nts.,
14.809%, 1/5/10 12                                    2,480,096 BRR      1,247,517
Colombia (Republic of)
Credit Linked Bonds, 11%,
7/27/20                                           1,060,000,000 COP        503,324
Colombia (Republic of)
Credit Linked Nts., Series II,
15%, 4/27/12                                        552,359,546 COP        307,013
Colombia (Republic of) Unsec.
Credit Linked Nts., 15%, 4/27/12                  1,200,000,000 COP        666,985
Colombia (Republic of) Unsec.
Credit Linked Nts., 15%, 4/27/12                  1,034,000,000 COP        574,719
Colombia (Republic of) Unsec.
Credit Linked Nts., 15%, 4/27/12                    927,000,000 COP        515,246
Dominican Republic Credit
Linked Bonds, 9.85%, 11/10/08 12                     22,620,000 DOP        629,171
Dominican Republic Credit
Linked Nts., 22%, 10/3/11                            25,600,000 DOP        842,018
Dominican Republic Unsec.
Credit Linked Nts., 12.047%,
2/23/09 12                                           48,100,000 DOP      1,304,366
Dominican Republic Unsec.
Credit Linked Nts., 13.182%,
2/23/09 12                                           90,800,000 DOP      2,415,460
Dominican Republic Unsec.
Credit Linked Nts., 15%, 3/12/12                     49,300,000 DOP      1,384,250
Dominican Republic Unsec.
Credit Linked Nts., 9.342%,
8/11/08 12                                           57,100,000 DOP      1,647,776
Egypt (The Arab Republic of)
Credit Linked Nts., 5.765%,
2/5/09 12                                            18,110,000 EGP      3,191,121
Egypt (The Arab Republic of)
Credit Linked Nts., 6.089%,
3/5/09 12                                            12,920,000 EGP      2,252,873
Egypt (The Arab Republic of)
Credit Linked Nts., 6.267%,
3/26/09 12                                           17,610,000 EGP      3,041,201
Egypt (The Arab Republic of)
Credit Linked Nts., 6.641%,
2/19/09 12                                           17,850,000 EGP      3,124,900
Egypt (The Arab Republic of)
Credit Linked Nts., 7.01%,
10/30/08 12                                          13,540,000 EGP      2,453,301
Egypt (The Arab Republic of)
Credit Linked Nts., 7.024%,
7/10/08 12                                           13,060,000 EGP      2,442,281
Egypt (The Arab Republic of)
Credit Linked Nts., 7.812%,
4/16/09 12                                            7,100,000 EGP      1,218,633

                                                      PRINCIPAL
                                                         AMOUNT              VALUE
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
------------------------------------------------------------------------------------

Egypt (The Arab Republic of)
Credit Linked Nts., 7.981%,
4/2/09 12                                             8,140,000 EGP   $  1,402,873
Egypt (The Arab Republic of)
Credit Linked Nts., 8%, 4/2/09 12                    14,190,000 EGP      2,445,549
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
6.529%, 3/26/09 12                                   17,690,000 EGP      3,055,017
Ghana (Republic of) Credit
Linked Nts., 13.50%, 4/2/10                           2,990,000 GHS      2,565,718
Nigeria (Federal Republic of)
Credit Linked Nts., 11.488%,
9/11/08 12                                          153,600,000 NGN      1,276,230
Nigeria (Federal Republic of)
Credit Linked Nts., 14.50%,
3/1/11 1,13                                         347,000,000 NGN      3,286,096
Nigeria (Federal Republic of)
Credit Linked Nts., Series II,
14.50%, 4/4/11 2                                    265,000,000 NGN      2,517,944
Renins Nonlife Ltd. Credit
Linked Nts., 12.50%, 5/30/12 2                        4,878,314          4,390,483
Russian Federation Credit
Linked Nts., 7.65%, 12/4/08 1,2                      21,350,000 RUR        901,165
Russian Federation Credit
Linked Nts., Series 2, 7.50%,
12/4/08 1,2                                          50,900,000 RUR      2,148,444
Ukraine Hryvnia Unsec. Credit
Linked Nts., 11.94%, 1/2/10                             880,000 UAH        204,601
Zambia (Republic of) Credit
Linked Nts., 11.399%, 6/11/09 12                  2,165,000,000 ZMK        612,928
Zimbabwe (Republic of) Credit
Linked Nts., 10.076%, 11/26/08 12                 1,810,000,000 ZMK        546,208
Zimbabwe (Republic of) Credit
Linked Nts., 10.717%, 3/4/09 12                   3,850,000,000 ZMK      1,127,732
Zimbabwe (Republic of) Credit
Linked Nts., 10.793%, 2/25/09 12                  3,850,000,000 ZMK      1,125,482
------------------------------------------------------------------------------------
Credit Suisse First Boston
International:
Boryspil Airport Total Return
Linked Nts., 10%, 4/19/10 1                           4,840,000 UAH        980,380
EESRRU Total Return Linked
Nts., 7.10%, 12/12/08 1,2                            37,100,000 RUR      1,565,958
EESRRU Total Return Linked
Nts., 8.25%, 6/22/10 1,2                             93,500,000 RUR      4,014,321
Gazprom Total Return Linked
Nts., 6.79%, 10/29/09                                73,800,000 RUR      3,181,613
Gazprom Total Return Linked
Nts., Series 002, 6.95%, 8/6/09                      72,600,000 RUR      3,174,018
Indonesia (Republic of) Total
Return Linked Nts., 12%,
9/16/11                                          14,800,000,000 IDR      1,572,556
Moitk Total Return Linked
Nts., 9.014%, 3/26/11 1,2                            59,900,000 RUR      2,477,249

                   F22 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                      PRINCIPAL
                                                         AMOUNT              VALUE
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
------------------------------------------------------------------------------------

Credit Suisse First Boston
International: Continued
NAK Naftogaz of Ukraine
Credit Linked Nts., 5%, 1/20/09                  $    3,890,000       $  3,885,721
Oreniz Total Return Linked
Nts., 9.24%, 2/21/12 1,2                            116,835,000 RUR      4,953,918
RuRail Total Return Linked
Nts., 6.67%, 1/22/09 1,2                             49,210,000 RUR      2,112,778
Ukraine (Republic of) Credit
Linked Nts., Series EMG 13,
11.94%, 12/30/09 2                                    2,195,000 UAH        488,632
Vietnam Shipping Industry
Group Total Return Linked
Nts., 10.50%, 1/19/17 2                          14,609,000,000 VND        508,139
------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.
(Nassau Branch):
Russian Specialized
Construction and Installation
Administration Credit Linked
Nts., 13%, 5/20/10 1,2                               97,250,000 RUR      4,082,032
Ukraine (Republic of) Credit
Linked Nts., 11.94%, 12/30/09 2                       5,650,000 UAH      1,257,755
Ukraine (Republic of) Credit
Linked Nts., Series EMG 11,
11.94%, 12/30/09 2                                      661,000 UAH        147,146
Ukraine (Republic of) Credit
Linked Nts., Series NPC 12,
11.94%, 12/30/09 2                                    4,170,000 UAH        928,290
------------------------------------------------------------------------------------
Credit Suisse Group, Russian
Moscoblgaz Finance Total
Return Linked Nts., 9.25%,
6/24/12 2                                           106,500,000 RUR      4,336,347
------------------------------------------------------------------------------------
Credit Suisse International,
EESRRU Total Return Linked
Nts., 8.25%, 6/22/10 1,2                             54,200,000 RUR      2,327,018
------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit
Linked Nts., 12.281%, 12/21/11                        2,990,000 ARP      2,511,857
Arrendadora Capita Corp. SA
de CV/Capita Corp. (The) de
Mexico SA de CV Credit
Linked Nts., 9.09%, 1/5/11 2                         11,032,544 MXN      1,067,086
Arrendadora Capita Corp. SA
de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked
Nts., 9.65%, 1/5/11 2                                 7,310,656 MXN        707,099
Brazil Real Credit Linked Nts.,
13.882%, 3/3/10 12                                    4,580,760 BRR      2,264,706
Brazil Real Total Return Linked
Nts., 6%, 8/18/10                                     2,065,000 BRR      2,182,452
Colombia (Republic of) Credit
Linked Nts., 13.50%, 9/16/14                      2,002,000,000 COP      1,078,506
Colombia (Republic of) Total
Return Linked Bonds,
Series 002, 11%, 7/28/20                          6,840,000,000 COP      3,248,562

                                                      PRINCIPAL
                                                         AMOUNT              VALUE
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
------------------------------------------------------------------------------------

Deutsche Bank AG: Continued
EESRRU Total Return Linked
Nts., Series FSK3, 7.10%,
12/16/08 1                                           50,530,000 RUR   $  2,167,749
Egypt (The Arab Republic of)
Total Return Linked Nts.,
7.725%, 9/16/08 12                                   17,350,000 EGP      3,192,472
European Investment Bank,
Russian Federation Credit
Linked Nts., 5.502%, 1/19/10 2,12                       705,000            644,652
Grupo TMM SA Credit Linked
Nts., 6%, 9/7/12 2                                    2,180,069          2,158,268
Halyk Bank of Kazakhstan
Total Return Linked Nts.,
Series I, 7.25%, 3/24/09                            258,990,000 KZT      2,106,439
Indonesia (Republic of) Credit
Linked Nts., 9.50%, 6/22/15                             820,000            690,727
Indonesia (Republic of) Credit
Linked Nts., Series III, 14.25%,
6/22/13                                                 873,600            917,752
Moscow (City of) Total Return
Linked Nts., Series II, 9%, 4/22/11                  21,590,000 RUR        946,283
Nigeria (Federal Republic of)
Credit Linked Nts., 12.50%,
2/24/09                                              67,900,000 NGN        610,100
Nigeria (Federal Republic of)
Credit Linked Nts., 15%, 1/27/09                     91,000,000 NGN        842,531
Opic Reforma I Credit Linked
Nts., Cl. 1A, 9.928%, 8/4/14 1,2                     14,850,000 MXN      1,439,916
Opic Reforma I Credit Linked
Nts., Cl. 1B, 9.928%, 8/4/14 1,2                      2,970,000 MXN        287,983
Opic Reforma I Credit Linked
Nts., Cl. 2A, 11.428%, 5/22/15 1,2                    1,417,014 MXN        137,399
Opic Reforma I Credit Linked
Nts., Cl. 2B, 11.428%, 5/22/15 1,2                    2,479,100 MXN        240,384
Opic Reforma I Credit Linked
Nts., Cl. 2C, 11.428%, 5/22/15 1,2                   37,378,810 MXN      3,624,401
Peru (Republic of) Credit
Linked Nts., 4.249%, 2/20/11 1                          875,000            887,024
Rosselkhozbank Total Return
Linked Nts., 7.919%, 3/20/09 12                      45,900,000 RUR      1,839,570
Rosselkhozbank Total Return
Linked Nts., 7.949%, 1/15/09 12                      86,420,000 RUR      3,520,594
Rosselkhozbank Total Return
Linked Nts., Series 2, 7.948%,
1/16/09 12                                           59,560,000 RUR      2,426,976
RuRail Total Return Linked Nts.,
0%, 12/4/09 12                                       19,221,000 RUR        840,828
RuRail Total Return Linked Nts.,
6.67%, 1/26/09 1                                     75,090,000 RUR      3,203,098
Sberbank Total Return Linked
Nts., 7.375%, 5/7/09 12                              96,070,000 RUR      3,799,645
Sberbank Total Return Linked
Nts., 7.406%, 6/9/09 12                              38,430,000 RUR      1,507,239
Ukraine (Republic of) 5 yr.
Credit Linked Nts., 4.05%,
8/25/10                                                 885,000            873,442

                   F23 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                           AMOUNT               VALUE
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
---------------------------------------------------------------------------------------

Deutsche Bank AG: Continued
Ukraine (Republic of) 5.5 yr.
Credit Linked Nts., 4.05%, 3/1/11                $        885,000       $     864,026
Ukraine (Republic of) 6 yr.
Credit Linked Nts., 4.05%,
8/29/11                                                   885,000             855,795
Ukraine (Republic of) 6.5 yr.
Credit Linked Nts., 4.05%,
2/29/12                                                   885,000             846,777
Ukraine (Republic of) 7 yr.
Credit Linked Nts., 4.05%,
8/30/12                                                   885,000             838,051
Ukraine (Republic of) Credit
Linked Nts., 11.94%, 1/4/10                               955,000 UAH         208,328
Ukraine (Republic of) Credit
Linked Nts., 11.94%, 12/30/09                             269,000 UAH          58,681
United Mexican States Credit
Linked Nts., 9.52%, 1/5/11 2                            7,306,298 MXN         706,677
Videocon International Ltd.
Credit Linked Nts., 6.26%,
12/29/09                                                1,630,000           1,530,391
---------------------------------------------------------------------------------------
Deutsche Bank AG Singapore,
Vietnam Shipping Industry
Group Total Return Linked
Nts., 9%, 4/20/17                                  36,800,000,000 VND       1,015,509
---------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil
Credit Linked Nts., Series
3, 7.04%, 12/12/11 1,13                                34,190,000 RUR       1,612,369
---------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey
(Republic of) Credit Linked
Nts., 14.802%, 3/29/17 12,13                           21,980,000 TRY       3,130,762
---------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP, Colombia
(Republic of) Credit Linked
Nts., 10.476%, 2/8/37 12,13                        63,720,800,000 COP         266,405
---------------------------------------------------------------------------------------
Goldman Sachs International,
Rosselkhozbank Total Return
Linked Nts., 8%, 5/13/09 1                             84,500,000 RUR       3,624,578
---------------------------------------------------------------------------------------
Hallertau SPC, Philippines
(Republic of) Credit Linked
Nts., Series 2007-01, 5.244%,
12/20/17 1,2                                           14,290,000          12,768,115
---------------------------------------------------------------------------------------
Hallertau SPC Segregated
Portfolio, Brazil (Federal
Republic of) Credit Linked Nts.,
Series 2008-01, 9.888%, 8/2/10 2,12                    14,401,313 BRR       7,287,346
---------------------------------------------------------------------------------------
ING Bank NV, Ukraine
(Republic of) Credit Linked
Nts., Series 725, 11.89%,
12/30/09 2                                              4,689,000 UAH       1,047,091
---------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:
Brazil (Federal Republic of)
Credit Linked Nts., 10.291%,
5/16/45 13                                              1,445,000 BRR       1,432,110

                                                        PRINCIPAL
                                                           AMOUNT               VALUE
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
---------------------------------------------------------------------------------------

JPMorgan Chase Bank NA: Continued
Brazil (Federal Republic of)
Credit Linked Nts., 14.35%,
2/20/12 2                                               5,770,000 BRR   $   3,134,610
Brazil (Federal Republic of)
Credit Linked Nts., 15.326%,
1/2/15 12                                              10,948,600 BRR       2,777,530
Brazil (Federal Republic of)
Credit Linked Nts., Series III,
12.184%, 1/2/15 2,12                                    5,245,000 BRR       1,330,594
Colombia (Republic of)
Credit Linked Bonds, 10.190%,
1/5/16 12,13                                       20,100,000,000 COP       3,682,812
Colombia (Republic of)
Credit Linked Bonds, 10.218%,
10/31/16 2,12                                      12,177,000,000 COP       1,976,575
Colombia (Republic of)
Credit Linked Bonds, Series A,
10.218%, 10/31/16 2,12                             12,125,000,000 COP       1,968,134
Peru (Republic of) Credit
Linked Nts., 8.115%, 9/2/15 12,13                       3,470,000 PEN         688,376
Swaziland (Kingdom of)
Credit Linked Nts., 7.25%,
6/20/10 13                                              1,120,000           1,185,184
---------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
Brazil (Federal Republic of)
Credit Linked Nts., 6.357%,
4/20/11 12,13                                          15,965,000 BRR       8,331,756
Microvest Capital
Management LLC Credit
Linked Nts., 7.55%, 5/24/12 2                           7,541,026           7,541,026
---------------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of)
Credit Linked Nts., 10%,
11/17/16 2                                          1,784,000,000 COP         736,535
Renaissance Capital
International Services Ltd.
Total Return Linked Nts.,
10.50%, 10/7/08 2                                      80,000,000 RUR       3,376,729
---------------------------------------------------------------------------------------
Morgan Stanley:
Credit Linked Nts., 6.25%,
3/23/17 2                                               4,885,000 PEN       1,418,572
Russian Federation Total
Return Linked Securities,
Series 007, Cl. VR, 5%, 8/22/34                       100,001,822 RUR       3,480,519
---------------------------------------------------------------------------------------
Morgan Stanley & Co.
International Ltd./Red Arrow
International Leasing plc Total
Return Linked Nts., Series A,
8.375%, 7/09/12 2                                      23,634,035 RUR       1,007,648

                   F24 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL
                                                           AMOUNT               VALUE
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
---------------------------------------------------------------------------------------

Morgan Stanley Capital
Services, Inc.:
Brazil (Federal Republic of)
Credit Linked Nts., 12.551%,
1/5/22 12,13                                           28,914,000 BRR   $   2,326,683
Brazil (Federal Republic of)
Credit Linked Nts., 14.40%,
8/4/16 2                                                5,793,682 BRR       4,593,456
Eurokommerz Total Return
Linked Nts., Series 1, 13.62%,
10/19/09 1                                            319,000,000 RUR      13,600,715
Russian Federation Total
Return Linked Nts., 13.62%,
10/19/09 1                                            179,000,000 RUR       7,631,749
Ukraine (Republic of) Credit
Linked Nts., 4.511%, 10/15/17 1,13                      8,300,000           7,719,000
Ukraine (Republic of) Credit
Linked Nts., Series 2, 5.728%,
10/15/17 1,2                                            6,800,000           6,477,000
United Mexican States Credit
Linked Nts., 5.64%, 11/20/15 13                         2,000,000           2,003,002
WTI Trading Ltd. Total Return
Linked Nts., Series A, 15%,
3/8/12 2                                                4,146,764           3,980,893
WTI Trading Ltd. Total Return
Linked Nts., Series C, 15%,
3/8/12 2                                                5,536,558           5,315,096
---------------------------------------------------------------------------------------
UBS AG:
Egypt (The Arab Republic of)
Credit Linked Nts., 7.298%,
4/29/09 2,12                                           14,040,000 EGP       2,423,434
Egypt (The Arab Republic of)
Credit Linked Nts., 7.449%,
11/26/08 2,12                                          13,930,000 EGP       2,493,211
Egypt (The Arab Republic of)
Credit Linked Nts., 7.808%,
4/15/09 2,12                                            7,090,000 EGP       1,226,457
Egypt (The Arab Republic of)
Credit Linked Nts., Series 2,
7.540%, 4/22/09 2,12                                    7,030,000 EGP       1,213,443
Ghana (Republic of) Credit
Linked Nts., 14.47%, 12/28/11 2                         1,222,052 GHS       1,031,279
                                                                        ---------------
Total Structured Securities
(Cost $ 302,678,762)                                                      309,053,153

---------------------------------------------------------------------------------------
CATASTROPHE/EVENT-LINKED BONDS--1.0%
---------------------------------------------------------------------------------------

Aiolos Ltd. Catastrophe Linked
Nts., 9.491%, 4/8/09 1,13                                 800,000 EUR       1,264,320
---------------------------------------------------------------------------------------
Akibare Ltd. Catastrophe
Linked Nts., Cl. A, 5.608%,
5/22/12 1,13                                              738,000             743,461
---------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe
Linked Nts., Cl. A-1, 11.138%,
6/1/09 1,13                                             1,750,000           1,770,125

                                                        PRINCIPAL
                                                           AMOUNT               VALUE
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
CATASTROPHE/EVENT-LINKED BONDS Continued
---------------------------------------------------------------------------------------

Cascadia Ltd. Catastrophe
Linked Nts., 6.682%, 8/31/09 1,2                     $  1,130,000        $  1,143,673
---------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe
Linked Nts., Cl. A, 5.066%,
5/19/09 1,13                                            1,950,000           1,933,620
---------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe
Linked Nts., Series A, 15.478%,
1/7/09 1,13                                               940,000             947,755
---------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked
Nts., 9.163%, 4/8/09 1,13                               1,400,000           1,406,300
---------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked
Nts., Cl. B, 6.684%, 8/10/11 1,13                       1,630,000           1,657,873
---------------------------------------------------------------------------------------
Foundation Re II Ltd.
Catastrophe Linked Nts.,
12.519%, 1/8/09 1,13                                      926,000             920,189
---------------------------------------------------------------------------------------
Foundation Re Ltd.
Catastrophe Linked Nts.,
6.819%, 11/24/08 1,13                                   1,000,000             975,900
---------------------------------------------------------------------------------------
Fusion 2007 Ltd. Catastrophe
Linked Nts., 8.719%, 5/19/09 1,13                       2,600,000           2,593,370
---------------------------------------------------------------------------------------
GlobeCat Ltd. Catastrophe
Linked Nts., 4.788%, 12/30/08 1                         2,150,000           2,150,753
---------------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe
Linked Nts., 9.301%, 12/31/09 1,13                      3,000,000           3,116,400
---------------------------------------------------------------------------------------
Medquake Ltd. Catastrophe
Linked Nts., 7.776%, 5/31/10 1,13                       1,250,000           1,254,563
---------------------------------------------------------------------------------------
Midori Ltd. Catastrophe Linked
Nts., 5.463%, 10/24/12 1,13                             1,600,000           1,615,360
---------------------------------------------------------------------------------------
Muteki Ltd. Catastrophe
Linked Nts., 7.078%, 5/24/11 1,2                        2,100,000           2,100,525
---------------------------------------------------------------------------------------
Nelson Re Ltd. Catastrophe
Linked Nts., Series 2007-I, Cl. A,
14.358%, 6/21/10 1,13                                   2,290,000           2,284,504
---------------------------------------------------------------------------------------
Osiris Capital plc Catastrophe
Linked Combined Mortality
Index Nts., Series D, 7.713%,
1/15/10 1,13                                              890,000             895,919
---------------------------------------------------------------------------------------
Redwood Capital X Ltd.
Catastrophe Linked Nts.,
Series C, 7.46%, 1/9/09 1,2                               360,000             360,882
---------------------------------------------------------------------------------------
Residential Reinsurance 2007
Ltd. Catastrophe Linked Nts.:
Series CL2, 14.149%, 6/6/11 1,2                         2,590,000           2,590,000
Series CL3, 14.932%, 6/7/10 1,13                        1,000,000           1,003,700
---------------------------------------------------------------------------------------
VASCO Re 2006 Ltd.
Catastrophe Linked Nts.,
11.173%, 6/5/09 1,13                                    1,550,000           1,544,808
---------------------------------------------------------------------------------------
Vega Capital Ltd. Catastrophe
Linked Nts., Series D, 0%,
6/24/11 2,12                                            4,205,000           4,205,000

                   F25 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                         AMOUNT           VALUE
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
CATASTROPHE/EVENT-LINKED BONDS Continued
---------------------------------------------------------------------------------

Willow Re Ltd. Catastrophe
Linked Nts., 8.024%, 6/16/10 1,13                $    2,480,000   $   2,490,540
                                                                  ---------------
Total Catastrophe/Event-Linked
Bonds (Cost $ 40,523,573)                                            40,969,540

                                      EXERCISE         NOTIONAL
                                          DATE           AMOUNT
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.0%
---------------------------------------------------------------------------------

J Aron & Co., Swap
Counterparty,
Interest Rate Swap
call option; Swap
Terms-Receive fixed
rate of 9.32% and
pay floating rate
based on 28 day
MXN-TIIE-BANXICO;
terminating 5/31/21 3,18
(Cost $333,398)                        6/11/09      117,625,000 MXN     159,327

                                                         SHARES
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
INVESTMENT COMPANIES--18.0%
---------------------------------------------------------------------------------

Oppenheimer Institutional
Money Market Fund, Cl. E,
2.69% 19,20                                         619,855,931     619,855,931
---------------------------------------------------------------------------------
Oppenheimer Master
Event-Linked Bond Fund, LLC 19                          343,391       3,429,428
---------------------------------------------------------------------------------
Oppenheimer Master
Loan Fund, LLC 19                                    14,194,313     140,368,120
                                                                  ---------------
Total Investment Companies
(Cost $768,877,833)                                                 763,653,479
---------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments
Purchased with Cash
Collateral from Securities
Loaned) (Cost $4,312,993,720)                                     4,289,472,513

                                                      PRINCIPAL
                                                         AMOUNT             VALUE
-----------------------------------------------------------------------------------
---------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--0.4% 21
---------------------------------------------------------------------------------

Metropolitan Life Global
Funding, 2.48%, 7/22/08                          $      750,000   $       750,000
---------------------------------------------------------------------------------
Repurchase agreement
(Principal Amount/Value
$18,144,100, with a maturity
value of $18,145,461) with
Barclays Capital, 2.70%, dated
6/30/08, to be repurchased at
$18,145,461 on 7/1/08,
collateralized by various
securities, 0%-7.325%,
12/15/10-11/20/56, with a value
of $ 18,806,982                                      18,144,100        18,144,100
                                                                  -----------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned ($ 18,894,100)                                       18,894,100
---------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $ 4,331,887,820)                                    101.8%    4,308,366,613
---------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                               (1.8)      (78,086,586)
                                                 ----------------------------------
NET ASSETS                                                100.0%  $ 4,230,280,027
                                                 ==================================

                   F26 | OPPENHEIMER STRATEGIC BOND FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP          Argentine Peso                   KZT          Kazakhstan Tenge
AUD          Australian Dollar                MXN          Mexican Nuevo Peso
BRR          Brazilian Real                   MYR          Malaysian Ringgit
CAD          Canadian Dollar                  NGN          Nigeria Naira
COP          Colombian Peso                   NZD          New Zealand Dollar
DKK          Danish Krone                     PEN          Peruvian New Sol
DOP          Dominican Republic Peso          PHP          Philippines Peso
EGP          Egyptian Pounds                  PLZ          Polish Zloty
EUR          Euro                             RUR          Russian Ruble
GBP          British Pound Sterling           TRY          New Turkish Lira
GHS          Ghana Cedi                       UAH          Ukraine Hryvnia
IDR          Indonesia Rupiah                 UYU          Uruguay Peso
ILS          Israeli Shekel                   VND          Vietnam Dong
JPY          Japanese Yen                     ZMK          Zambian Kwacha

Swaption Purchased abbreviation is as follows:

MXN-TIIE-BANXICO     Mexican Nuevo Peso-Interbank Equilibrium Interest
                     Rate-Banco de Mexico

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2008 was $351,896,130, which represents 8.32% of the Fund's net assets, of which $5,730,083 is considered restricted. See Note 9 of accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                                     UNREALIZED
                                                                  ACQUISITION                                      APPRECIATION
SECURITY                                                                 DATE             COST           VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1A,
9.928%, 8/4/14                                                       12/27/07    $   1,364,764   $   1,439,916   $       75,152
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1B,
9.928%, 8/4/14                                                        6/12/08          286,334         287,983            1,649
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A,
11.428%, 5/22/15                                                      5/21/08          136,622         137,399              777
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B,
11.428%, 5/22/15                                                      6/12/08          239,007         240,384            1,377
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C,
11.428%, 5/22/15                                                      6/18/08        3,626,317       3,624,401           (1,916)
                                                                                 ------------------------------------------------
                                                                                 $   5,653,044   $   5,730,083   $       77,039
                                                                                 ================================================

3. Non-income producing security.

4. Issue is in default. See Note 1 of accompanying Notes.

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $35,671,297. See Note 6 of accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $26,395,300 or 0.62% of the Fund's net assets as of June 30, 2008.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $201,490 or less than 0.005% of the Fund's net assets as of June 30, 2008.

8. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

9. All or a portion of the security was segregated by the Fund in the amount of $3,562,000, which represented 101.12% of the market value of securities sold short. See Note 1 of accompanying Notes.

10. A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of accompanying Notes.

11. Partial or fully-loaned security. See Note 10 of accompanying Notes.

12. Zero coupon bond reflects effective yield on the date of purchase.

13. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $313,008,771 or 7.40% of the Fund's net assets as of June 30, 2008.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

16. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

17. Interest or dividend is paid-in-kind, when applicable.

                   F27 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

18. Swap contract terms if the option was exercised on exercise date.

19. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                                              SHARES             GROSS           GROSS          SHARES
                                                   DECEMBER 31, 2007         ADDITIONS      REDUCTIONS   JUNE 30, 2008
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E       587,306,313     1,669,323,435   1,636,773,817     619,855,931
Oppenheimer Master Event-Linked Bond Fund, LLC                    --           343,391              --         343,391
Oppenheimer Master Loan Fund, LLC                         14,194,313                --              --      14,194,313




                                                                             DIVIDEND/
                                                                              INTEREST        REALIZED
                                                                VALUE           INCOME            LOSS
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E      $ 619,855,931     $  9,548,681     $        --
Oppenheimer Master Event-Linked Bond Fund, LLC              3,429,428            8,952             247
Oppenheimer Master Loan Fund, LLC                         140,368,120        5,519,532       1,402,494
                                                        ------------------------------------------------
                                                        $ 763,653,479     $ 15,077,165     $ 1,402,741
                                                        ================================================


20. Rate shown is the 7-day yield as of June 30, 2008.

21. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 10 of accompanying Notes.



                                                   PRINCIPAL AMOUNT
                                                         SOLD SHORT            VALUE
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS SOLD SHORT--(0.1)%
--------------------------------------------------------------------------------------

Federal National Mortgage Assn., 5%, 7/1/22 8
(Proceeds $3,486,308)                              $     (3,562,000)    $ (3,522,483)


--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 -- quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 -- inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 -- unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:


                                                    INVESTMENTS IN  OTHER FINANCIAL
                                                        SECURITIES      INSTRUMENTS*
-------------------------------------------------------------------------------------
Level 1 -- Quoted Prices                           $   772,544,965  $    10,713,113
Level 2 -- Other Significant Observable Inputs       3,502,305,274      (54,242,832)
Level 3 -- Significant Unobservable Inputs              33,516,374               --
                                                   ----------------------------------
    Total                                          $ 4,308,366,613  $   (43,529,719)
                                                   ==================================


*Other financial instruments include options written, currency contracts, futures, forwards, swap contracts and investments sold short. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options, swaps and investments sold short are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

                    F28 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                CONTRACT
                                                  AMOUNT            EXPIRATION                    UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION               BUY/SELL       (000S)                  DATE          VALUE   APPRECIATION  DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------
Argentine Peso (ARP)                    Buy       25,750 ARP     7/7/08-8/7/08  $   8,453,489  $      73,689  $      8,041
Australian Dollar (AUD)                Sell       15,960 AUD   8/1/08-10/10/08     15,205,763         27,095            --
Australian Dollar (AUD)                 Buy       21,450 AUD   7/10/08-7/22/08     20,511,694        605,799         4,348
Brazilian Real (BRR)                   Sell      237,440 BRR     7/2/08-8/4/08    148,010,311        530,945       537,884
Brazilian Real (BRR)                    Buy      454,287 BRR     7/2/08-1/5/10    281,355,681      8,842,499       744,179
British Pound Sterling (GBP)           Sell        8,410 GBP    8/5/08-8/29/08     16,695,522             --       281,021
British Pound Sterling (GBP)            Buy       14,620 GBP  7/10/08-10/10/08     28,948,674        328,216         4,747
Canadian Dollar (CAD)                  Sell       36,265 CAD   8/1/08-10/10/08     35,527,650        275,798            --
Canadian Dollar (CAD)                   Buy       30,245 CAD  7/10/08-10/10/08     29,644,224         20,743        87,742
Chilean Peso (CLP)                      Buy    2,517,000 CLP   7/21/08-7/25/08      4,790,574             --       319,515
Chinese Renminbi (Yuan) (CNY)          Sell       56,800 CNY           7/31/08      8,316,460             --        20,129
Chinese Renminbi (Yuan) (CNY)           Buy       83,175 CNY    5/13/09-6/8/09     12,828,910        142,541            --
Colombian Peso (COP)                   Sell   37,586,000 COP    7/31/08-9/8/08     19,315,633      1,791,214            --
Czech Koruna (CZK)                      Buy      236,800 CZK           7/30/08     15,591,492        553,707            --
Euro (EUR)                             Sell      204,714 EUR   7/1/08-11/21/08    321,249,523        396,740     2,782,456
Euro (EUR)                              Buy       83,025 EUR  7/10/08-10/10/08    130,235,071        578,877        36,134
Hong Kong Dollar (HKD)                 Sell       63,200 HKD           7/31/08      8,111,027             --         8,307
Hungarian Forint (HUF)                  Buy    1,015,000 HUF           10/2/08      6,689,433        355,986            --
Indonesia Rupiah (IDR)                  Buy  236,425,000 IDR    7/7/08-8/29/08     25,421,002        383,923            --
Israeli Shekel (ILS)                    Buy       38,000 ILS           7/30/08     11,333,811        245,713        17,607
Japanese Yen (JPY)                     Sell   12,564,000 JPY  7/16/08-10/10/08    118,751,595      1,703,853       900,241
Japanese Yen (JPY)                      Buy   11,841,916 JPY   7/1/08-10/10/08    111,850,775        626,753     2,172,948
Kuwaiti Dinar (KWD)                     Buy          661 KWD           1/29/09      2,502,504         37,926            --
Malaysian Ringgit (MYR)                 Buy      138,660 MYR  7/31/08-10/10/08     42,444,750             --     1,053,289
Mexican Nuevo Peso (MXN)               Sell       32,035 MXN           9/30/08      3,064,897          3,851        37,278
Mexican Nuevo Peso (MXN)                Buy      320,570 MXN   8/22/08-8/27/08     30,828,059        279,609         8,464
New Taiwan Dollar (TWD)                Sell      439,000 TWD    7/28/08-8/1/08     14,495,331          8,082        15,878
New Turkish Lira (TRY)                 Sell       36,775 TRY           7/31/08     29,664,287             --       145,102
New Turkish Lira (TRY)                  Buy       10,425 TRY           7/31/08      8,409,251         41,134            --
New Zealand Dollar (NZD)               Sell        2,330 NZD          10/10/08      1,746,626         54,162            --
New Zealand Dollar (NZD)                Buy       25,175 NZD    7/16/08-8/1/08     19,117,190         37,517       181,468
Norwegian Krone (NOK)                   Buy      178,970 NOK   8/1/08-10/10/08     34,842,814         39,583       167,288
Peruvian New Sol (PEN)                  Buy       19,981 PEN           11/5/08      6,740,662             --       354,109
Philippines Peso (PHP)                  Buy      366,000 PHP            7/3/08      8,150,535             --       215,180
Polish Zloty (PLZ)                      Buy      126,460 PLZ  7/30/08-10/10/08     58,970,239      1,885,645            --
Qatari Riyal (QAR)                      Buy        8,650 QAR           1/29/09      2,419,637             --        46,156
Russian Ruble (RUR)                     Buy      271,430 RUR           8/19/08     11,558,175        690,107            --
Saudi Riyal (SAR)                       Buy        9,110 SAR           1/29/09      2,437,533             --        29,631
Singapore Dollar (SGD)                 Sell       11,050 SGD           7/31/08      8,134,034             --        26,917
Singapore Dollar (SGD)                  Buy       17,290 SGD            8/1/08     12,727,936         33,987            --
South African Rand (ZAR)               Sell       64,770 ZAR           7/18/08      8,228,676             --       254,522
South African Rand (ZAR)                Buy       61,800 ZAR           7/31/08      7,821,770         61,948            --
South Korean Won (KRW)                 Sell    3,878,000 KRW     7/7/08-8/1/08      3,702,728          9,755            --
Swedish Krona (SEK)                     Buy       37,765 SEK          10/10/08      6,234,851             --        30,079
Swiss Franc (CHF)                      Sell       17,360 CHF           7/16/08     16,997,512        365,787            --
Swiss Franc (CHF)                       Buy       91,882 CHF  7/10/08-10/10/08     90,017,947        565,036       245,312
Ukraine Hryvnia (UAH)                   Buy       42,980 UAH   7/17/08-1/28/09      9,107,709        637,387            --
United Arab Emirates Dirham (AED)       Buy        8,820 AED           1/29/09      2,417,117             --        50,016
Vietnam Dong (VND)                      Buy   39,180,000 VND           1/30/09      1,956,414             --       509,288
                                                                                               -----------------------------
Total unrealized appreciation and depreciation                                                 $  22,235,607  $ 11,295,276
                                                                                               =============================



                    F29 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------


                                                                                                 UNREALIZED
                                                       NUMBER OF  EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION                         BUY/SELL  CONTRACTS        DATE          VALUE  (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Amsterdam Exchange Index                          Buy         28     7/18/08  $   3,756,904  $     (239,862)
Australia (Commonwealth of) Bonds, 10 yr.        Sell         69     9/15/08      6,397,821        (102,153)
CAC40 10 Euro Index                              Sell         90     7/18/08      6,297,194         269,113
Canada (Government of) Bonds, 10 yr.              Buy        199     9/19/08     22,924,909        (135,337)
Cotton No. 2                                     Sell         54     12/8/08      2,122,740            (670)
Crude Oil                                         Buy         15     8/14/08      2,109,000             (31)
Crude Oil                                         Buy         15     8/20/08      2,108,700            (182)
DAX Index                                         Buy         33     9/19/08      8,417,042        (445,268)
DAX Index                                        Sell         55     9/19/08     14,028,403         740,802
Euro-Bundesobligation, 5 yr.                      Buy         19      9/8/08      3,164,373          11,146
Euro-Bundesobligation, 10 yr.                     Buy         61      9/8/08     10,619,344        (149,302)
Euro-Bundesobligation, 10 yr.                    Sell        501      9/8/08     87,217,889         803,778
Euro-Schatz                                       Buy        591      9/8/08     95,213,772        (566,695)
FTSE 100 Index                                   Sell        139     9/19/08     15,637,327         396,946
FTSE/JSE Top 40 Index (The)                      Sell        106     9/18/08      3,953,678          92,153
Gas/Oil                                           Buy         16     9/11/08      2,043,600              27
Hang Seng China Enterprises Index (The)          Sell         46     7/30/08      3,508,737         106,296
Heating Oil                                       Buy         13     8/29/08      2,155,608            (254)
IBEX 35 Index                                     Buy         19     7/18/08      3,575,999        (189,145)
Japanese Government 10 yr. Bonds                  Buy         52      9/9/08      6,622,856          53,818
Lean Hogs                                        Sell         73     8/14/08      2,070,280          (1,260)
London Metals Exchange Copper                     Buy         10     8/18/08      2,143,750             (15)
London Metals Exchange Lead                      Sell         47     8/18/08      2,090,325             (70)
London Metals Exchange Nickel                    Sell         16     8/18/08      2,101,440             (24)
Mexican Bolsa Index                              Sell        135     9/19/08      3,905,838          27,250
NASDAQ 100 E-Mini Index                          Sell        379     9/19/08     13,992,680         122,694
Natural Gas                                      Sell         16     8/27/08      2,146,880              63
Nikkei 225 Index                                 Sell        166     9/11/08     21,057,777         999,376
OMXS30 Index                                      Buy        545     7/18/08      7,805,171        (835,121)
SGX CNX Nifty Index                              Sell        417     7/31/08      3,302,640         100,237
Standard & Poor's 500 E-Mini                     Sell        916     9/19/08     58,674,380       3,287,158
Standard & Poor's 500 Index                      Sell         22     9/18/08      7,046,050         409,128
Standard & Poor's/MIB Index, 10 yr.               Buy         15     9/19/08      3,504,267        (131,578)
U.S. Long Bonds                                   Buy      2,473     9/19/08    285,863,344       2,649,130
U.S. Long Bonds                                  Sell        208     9/19/08     24,043,500        (278,639)
U.S. Treasury Nts., 2 yr.                         Buy        197     9/30/08     41,607,016          94,311
U.S. Treasury Nts., 2 yr.                        Sell      1,498     9/30/08    316,382,283        (938,751)
U.S. Treasury Nts., 5 yr.                         Buy      1,892     9/30/08    209,169,470        (104,387)
U.S. Treasury Nts., 5 yr.                        Sell      1,024     9/30/08    113,208,001         356,379
U.S. Treasury Nts., 10 yr.                        Buy      1,704     9/19/08    194,122,875       1,096,957
U.S. Treasury Nts., 10 yr.                       Sell      1,565     9/19/08    178,287,734        (815,501)
United Kingdom Long Gilt                          Buy        119     9/26/08     24,743,372        (460,895)
                                                                                             ----------------
                                                                                             $    6,221,622
                                                                                             ================


                   F30 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------


                                                    BUY/SELL  NOTIONAL                                PREMIUM
SWAP                                                  CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION    RECEIVED/
COUNTERPARTY        REFERENCE ENTITY              PROTECTION    (000s)   FIXED RATE         DATE       (PAID)       VALUE
---------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                    Beazer Homes USA, Inc.              Sell  $  1,000       4.7000%     9/20/08  $        --  $  (13,515)
                    CDX.NA.IG.10 Index                  Sell    13,305       1.5500      6/20/13     (268,597)     74,937
                    CDX.NA.IG.10 Index                  Sell     5,320       1.5500      6/20/13     (118,435)     29,963
                    CDX.NA.IG.10 Index                  Sell     3,990       1.5500      6/20/13      (22,848)     22,473
                    Citigroup, Inc.                     Sell     6,550       3.2500      9/20/08           --    (169,370)
                    Six Flags, Inc.                     Sell       780       7.0000      9/20/08           --      (8,358)
                    Station Casinos, Inc.               Sell       500       5.0000      6/20/13       90,000    (100,752)
                    The Bear Stearns Cos., Inc.         Sell     1,360      14.0000      9/20/08           --      38,636
---------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:

                    Ambac Assurance Corp.               Sell     6,455       8.4000     12/20/08           --    (550,818)
                    Amkor Technology, Inc.              Sell       335       2.0500      9/20/08           --        (176)
                    Cablevision Systems Corp.           Sell       100       3.1000     12/20/10           --      (1,460)
                    Capmark Financial Group, Inc.       Sell     2,480       7.1250     12/20/12           --    (218,411)
                    Capmark Financial Group, Inc.       Sell     1,620       9.7000     12/20/12           --     (19,492)
                    Capmark Financial Group, Inc.       Sell     1,350       9.7500     12/20/12           --     (14,249)
                    Ford Motor Credit Co.               Sell     1,800       2.3200      3/20/12           --    (425,911)
                    Intelsat Ltd.                       Sell       415       4.3000     12/20/08           --       3,517
                    Intelsat Ltd.                       Sell       430       5.0000      3/20/09           --       6,706
                    Nalco Co.                           Sell       555       4.1700      9/20/13           --      (1,853)
                    Nalco Co.                           Sell       595       3.6000      9/20/12           --       2,748
                    Nortel Networks Corp.               Sell     1,120       1.8900      9/20/08           --         455
                    Owens-Illinois, Inc.                Sell       520       2.5000      6/20/13           --      (2,125)
                    Pakistan                            Sell     1,570       5.1000      3/20/13           --      18,744
                    Reliant Energy, Inc.                Sell       500       2.4500      9/20/11           --      (7,409)
                    Reliant Energy, Inc.                Sell     1,200       2.6000      9/20/11           --     (12,626)
                    Republic of Hungary                  Buy     2,300       0.4000     12/20/15           --     112,406
                    Russian Federation                  Sell    10,000       0.3600      1/20/11           --    (104,480)
                    Tribune Co.                         Sell       520       7.6000      9/20/08           --      (8,897)
                    Tribune Co.                         Sell       740       7.5000      9/20/08           --     (12,844)
                    Tribune Co.                         Sell       435       5.0000      3/20/10      139,200    (113,283)
                    Tribune Co.                         Sell       460       5.0000      3/20/10      150,650    (119,793)
                    Tribune Co.                         Sell       520       5.0000      3/20/10      171,600    (135,418)
                    Tribune Co.                         Sell       475       5.0000      3/20/10      166,250    (123,700)
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                    Aramark Corp.                       Sell       690       6.0000      3/20/13           --      52,917
                    ArvinMeritor, Inc.                  Sell       995       1.4000      9/20/08           --     (11,804)
                    ArvinMeritor, Inc.                  Sell     1,420       1.6000      9/20/08           --     (16,134)
                    Capmark Financial Group, Inc        Sell       790       5.2000     12/20/12           --    (114,480)
                    Capmark Financial Group, Inc.       Sell       415       6.2500     12/20/12           --     (47,271)
                    CDX.NA.HY.10 Index                  Sell    11,050       5.0000      6/20/13      593,170    (671,242)
                    CDX.NA.HY.8 Index                   Sell     2,876       2.7500      6/20/12      144,826    (262,333)
                    CenturyTel, Inc.                     Buy     1,540       0.3775      9/20/12           --      74,605
                    Charter Communications
                    Holdings LLC                         Buy       235       7.0000      9/20/10           --      38,413
                    Charter Communications
                    Holdings LLC                        Sell       235       5.0000      9/20/17       47,000    (117,894)
                    Charter Communications
                    Holdings LLC                         Buy       285       5.0000      9/20/10      (18,169)     55,837
                    Charter Communications
                    Holdings LLC                        Sell       285       5.0000      9/20/17       57,000    (142,977)

                    F31 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS Continued
--------------------------------------------------------------------------------


                                                      BUY/SELL  NOTIONAL                                 PREMIUM
SWAP                                                    CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION     RECEIVED/
COUNTERPARTY        REFERENCE ENTITY                PROTECTION    (000s)   FIXED RATE         DATE        (PAID)        VALUE
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
Continued

                    Development Bank of Kazakhstan        Sell  $  8,170       3.7500%     2/20/13  $         --  $    51,201
                    Dow Jones CDX.NA.HY.7 Index           Sell     1,267       3.2500     12/20/11       (47,467)     (64,000)
                    El Paso Corp.                         Sell       435       2.8000      3/20/18            --        9,059
                    Ford Motor Credit Co.                 Sell     3,750       2.3850      3/20/12            --     (881,156)
                    Ford Motor Credit Co.                 Sell     1,150       2.5500      3/20/12            --     (265,427)
                    GMAC LLC                              Sell     1,690       1.3900      3/20/17            --     (640,343)
                    GMAC LLC                              Sell     3,205       5.0000      3/20/09      464,725       (34,152)
                    Harrah's Operating Co., Inc.          Sell     1,275       5.0000      3/20/10       81,281      (103,077)
                    Intelsat Ltd.                         Sell       425       4.4000      3/20/09            --        4,749
                    Intelsat Ltd.                         Sell        50       5.7500      3/20/09            --        1,056
                    iStar Financial, Inc.                 Sell       100       4.0000     12/20/12            --       (9,586)
                    iStar Financial, Inc.                 Sell       765       4.1500     12/20/12            --      (69,573)
                    iStar Financial, Inc.                 Sell       410      12.0000      3/20/09            --       15,092
                    Joint Stock Co. "Halyk Bank of
                    Kazakhstan"                           Sell     1,600       4.9500      3/20/13            --       11,200
                    Massey Energy Co.                     Sell       605       5.0000      3/20/13            --       63,350
                    Massey Energy Co.                     Sell       215       5.0000      3/20/13            --       22,513
                    NJSC Naftogaz                         Sell     2,570       3.2500      4/20/11            --     (273,147)
                    Owens-Illinois, Inc.                  Sell       305       2.5000      6/20/13            --       (1,246)
                    Republic of Turkey                     Buy     2,590       2.9850      4/20/13            --      (81,044)
                    Rite Aid Corp.                        Sell        10       7.5000      3/20/09            --          126
                    Tenet Healthcare Corp.                Sell     1,365       4.0500     12/20/08            --        8,262
                    Toys "R" Us, Inc.                     Sell       995       2.8000      9/20/08            --      (12,544)
                    Tribune Co.                           Sell       370       6.3500     12/20/08            --       (8,777)
                    TXU Corp.                             Sell       940       1.5300      6/20/11            --      (74,174)
                    TXU Corp.                             Sell       490       1.6100      6/20/11            --      (37,657)
                    Ukraine                               Sell     1,440       3.3700      6/20/13            --         (321)
                    Univision Communications, Inc.        Sell       535      14.6000      3/20/09            --       29,467
--------------------------------------------- ---------------------------------------------------------------------------------
Deutsche Bank AG:

                    ABX.HE.AA.06-2 Index                  Sell       720       0.1700      5/25/46        86,393     (573,382)
                    ABX.HE.AAA.06-2 Index                 Sell     1,720       0.1100      5/25/46        85,989     (522,576)
                    ABX.HE.AAA.06-2 Index                 Sell     1,720       0.1100      5/25/46        85,974     (522,576)
                    CDX.NA.HY.10 Index                    Sell    15,840       5.0000      6/20/13       508,200     (960,918)
                    CDX.NA.HY.10 Index                    Sell    12,740       5.0000      6/20/13       744,051     (772,859)
                    CDX.NA.HY.9 Index                     Sell     7,588       3.7500     12/20/12       (15,170)    (691,652)
                    CenturyTel, Inc.                       Buy     1,595       0.4250      9/20/12            --       74,434
                    Countrywide Home Loans, Inc.          Sell     6,540       2.5500      9/20/08            --      (51,699)
                    Countrywide Home Loans, Inc.          Sell     1,305       8.5000     12/20/08            --       36,753
                    Countrywide Home Loans, Inc.          Sell     2,990       9.0000     12/20/08            --       91,635
                    Countrywide Home Loans, Inc.          Sell     2,990       9.7500     12/20/08            --      102,775
                    CVRD Inco Ltd.                         Buy       995       0.6300      3/20/17            --       11,505
                    Dow Jones CDX.NA.HY.7 Index           Sell     3,579       3.2500     12/20/11      (134,056)    (171,636)
                    Ford Motor Co.                        Sell     2,065       6.0000     12/20/16            --     (584,678)
                    Ford Motor Co.                        Sell     3,180       5.8500     12/20/16            --     (915,398)
                    Ford Motor Co.                        Sell     2,540       5.8000     12/20/16            --     (735,167)
                    Ford Motor Credit Co.                 Sell     2,760       2.3900      3/20/12            --     (648,180)
                    Ford Motor Credit Co.                 Sell     1,300       2.3400      3/20/12            --     (306,946)
                    General Motors Corp.                  Sell     1,650       4.7500     12/20/16            --     (604,966)
                    General Motors Corp.                  Sell     2,035       4.6800     12/20/16            --     (750,085)
                    GMAC LLC                              Sell     1,750       1.3700      3/20/17            --     (664,843)

                    F32 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS Continued
--------------------------------------------------------------------------------



                                                         BUY/SELL    NOTIONAL                              PREMIUM
SWAP                                                       CREDIT      AMOUNT  PAY/RECEIVE  TERMINATION  RECEIVED/
COUNTERPARTY         REFERENCE ENTITY                  PROTECTION      (000s)   FIXED RATE         DATE     (PAID)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Continued

                     Intelsat Ltd.                           Sell  $      175       4.4000%     3/20/09  $      --  $     1,956
                     Intelsat Ltd.                           Sell         430       4.7500      3/20/09         --        5,914
                     Intelsat Ltd.                           Sell         260       5.0000      3/20/09         --        4,055
                     iStar Financial, Inc.                   Sell       2,085       2.9250     12/20/08         --      (70,094)
                     iStar Financial, Inc.                   Sell       1,215       3.0000     12/20/08         --      (40,405)
                     iStar Financial, Inc.                   Sell       1,790       5.8500     12/20/08         --      (34,867)
                     iStar Financial, Inc.                   Sell         560       4.3200     12/20/12         --      (47,811)
                     iStar Financial, Inc.                   Sell         770       4.5000     12/20/12         --      (61,200)
                     iStar Financial, Inc.                   Sell         935       4.0000     12/20/12         --      (89,627)
                     iStar Financial, Inc.                   Sell       1,015      12.0000      3/20/09         --       37,361
                     Lehman Brothers Holdings, Inc.          Sell       1,380       2.0700      3/20/09         --        1,500
                     MBIA Insurance Corp.                    Sell         280       8.8500     12/20/08         --      (49,050)
                     Owens-Illinois, Inc.                    Sell         145       2.5000      6/20/13         --         (592)
                     Republic of Peru                         Buy       1,900       1.7100     12/20/16         --      (39,545)
                     Republic of Peru                        Sell         405       1.3200      4/20/17         --        3,550
                     Republic of Peru                        Sell         440       1.5000      4/20/17         --        9,360
                     Vale Overseas Ltd.                      Sell         995       1.0500      3/20/17         --      (48,026)
                     Washington Mutual, Inc.                 Sell         415       4.5000     12/20/08         --       (5,769)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:

                     CMBX.NA.AJ.3 Index                      Sell       1,500       1.4700     12/13/49    184,417     (225,921)
                     CMBX.NA.AJ.4 Index                      Sell       1,500       0.9600      2/17/51    258,710     (283,479)
                     General Motors Corp.                    Sell       1,650       4.9500     12/20/16         --     (595,792)
                     Nalco Co.                               Sell         555       4.2500      9/20/13         --          (75)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:

                     ABX.HE.AA.06-2 Index                    Sell         240       0.1700      5/25/46     19,774     (190,794)
                     ABX.HE.AA.06-2 Index                    Sell         970       0.1700      5/25/46    383,127     (771,127)
                     ABX.HE.AAA.06-2 Index                   Sell       1,000       0.1100      5/25/46    110,607     (304,985)
                     Amkor Technology, Inc.                  Sell         395       2.6500      9/20/08         --          391
                     ArvinMeritor, Inc.                      Sell       1,025       1.6000      9/20/08         --      (11,646)
                     Beazer Homes USA, Inc.                  Sell       1,300       2.6500      9/20/08         --      (24,201)
                     Beazer Homes USA, Inc.                  Sell       1,000       4.8000      9/20/08         --      (13,266)
                     Bolivarian Republic of Venezuela        Sell         645       6.3500      5/20/13         --       20,899
                     CDX.NA.HY.10 Index                      Sell      15,800       5.0000      6/20/13    459,736     (923,861)
                     Dole Food Co., Inc.                      Buy         960       5.0000      6/20/09    (31,200)      24,742
                     Dole Food Co., Inc.                     Sell         960       5.0000      6/20/13    127,200     (162,206)
                     Dole Food Co., Inc.                      Buy         480       5.0000      6/20/09    (15,600)      12,371
                     Dole Food Co., Inc.                     Sell         480       5.0000      6/20/13     63,600      (81,103)
                     Dole Food Co., Inc.                     Sell         485       5.0000      6/20/13     64,263      (81,948)
                     Dole Food Co., Inc.                      Buy         485       5.0000      6/20/09    (15,763)      12,500
                     Dole Food Co., Inc.                      Buy         670       5.0000      6/20/09    (25,125)      17,268
                     Dole Food Co., Inc.                     Sell         670       5.0000      6/20/13     88,775     (113,207)
                     First Data Corp.                        Sell         230       3.0000      9/20/08         --         (165)
                     GMAC LLC                                Sell         850       1.3900      3/20/17         --     (322,066)
                     GMAC LLC                                Sell       1,040       1.3900      3/20/17         --     (394,057)
                     GMAC LLC                                Sell       1,200       1.3700      3/20/17         --     (455,892)
                     GMAC LLC                                Sell       2,190       1.3900      3/20/17         --     (829,793)
                     iStar Financial, Inc.                   Sell       2,060       3.9500     12/20/12         --     (200,842)
                     Lennar Corp.                            Sell         550       2.9000     12/20/08         --       (9,953)
                     Morgan Stanley                          Sell       1,190       1.5000      9/20/08         --        2,430


                   F33 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS Continued
--------------------------------------------------------------------------------


                                                         BUY/SELL    NOTIONAL                                PREMIUM
SWAP                                                       CREDIT      AMOUNT  PAY/RECEIVE  TERMINATION    RECEIVED/
COUNTERPARTY       REFERENCE ENTITY                    PROTECTION      (000s)   FIXED RATE         DATE       (PAID)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
Continued

                   Nalco Co.                                 Sell  $      660       3.7000%     9/20/12  $        --  $      5,374
                   Rite Aid Corp.                            Sell          55       8.0600      3/20/09           --           917
                   Station Casinos, Inc.                     Sell         295       5.0000      6/20/13       51,994       (58,337)
                   Univision Communications, Inc.            Sell         125       5.0000      6/20/09       13,750          (955)
                   Univision Communications, Inc.            Sell         105       5.0000      6/20/09        6,300          (802)
                   Univision Communications, Inc.            Sell         510       5.0000      6/20/09       51,000        (3,896)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase
Bank NA,
NY Branch:

                   CDX.NA.HY.10 Index                        Sell      15,840       5.0000      6/20/13      528,000      (957,675)
                   CDX.NA.HY.8 Index                         Sell       3,460       2.7500      6/20/12      174,240      (310,218)
                   CDX.NA.HY.9 Index                         Sell       6,390       3.7500     12/20/12        6,724      (575,838)
                   CMBX.NA.AJ.3 Index                        Sell         700       1.4700     12/13/49       83,920      (121,452)
                   CMBX.NA.AJ.3 Index                        Sell       5,800       1.4700     12/13/49    1,282,806    (1,006,317)
                   CMBX.NA.AJ.4 Index                        Sell         700       0.9600      2/17/51      118,552      (149,256)
                   Dean Foods Co.                            Sell         915       1.0300      6/20/11           --       (61,530)
                   Dean Foods Co.                            Sell         915       1.0600      6/20/11           --       (60,807)
                   Dean Foods Co.                            Sell         500       1.0500      6/20/11           --       (33,360)
                   Dean Foods Co.                            Sell         975       1.0800      6/20/11           --       (64,281)
                   Dole Food Co., Inc.                       Sell       1,155       2.3800      9/20/08           --       (12,099)
                   Ford Motor Co.                            Sell       2,065       6.0000     12/20/16           --      (584,678)
                   General Motors Corp.                      Sell       2,545       4.7500     12/20/16           --      (933,114)
                   Lehman Brothers Holdings, Inc.            Sell       3,710       1.5500      9/20/08           --       (42,617)
                   Merrill Lynch & Co., Inc.                 Sell       3,710       0.8000      9/20/08           --         1,666
                   Morgan Stanley                            Sell       1,195       0.7500      9/20/08           --           170
                   Morgan Stanley                            Sell       3,265       0.7500      9/20/08           --           464
                   Rite Aid Corp.                            Sell       1,135       1.4000      9/20/08           --       (23,020)
                   Toys "R" Us, Inc.                         Sell         510       1.9200      9/20/08           --        (7,552)
                   Univision Communications, Inc.            Sell         340       5.0000      6/20/09       44,200        (2,597)
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special
Financing, Inc.:

                   ABX.HE.AA.06-2 Index                      Sell         180       0.1700      5/25/46       44,090      (143,524)
                   ABX.HE.AA.06-2 Index                      Sell       1,450       0.1700      5/25/46      938,759    (1,156,163)
                   Amkor Technology, Inc.                    Sell         650       2.5000      9/20/08           --           397
                   Aramark Corp.                             Sell         475       6.0000      3/20/13           --        36,428
                   ArvinMeritor, Inc.                        Sell       1,025       1.1500      9/20/08           --       (12,802)
                   ArvinMeritor, Inc.                        Sell       1,260       2.2000      9/20/08           --        (2,879)
                   ArvinMeritor, Inc.                        Sell         840       3.0000      9/20/08           --        (6,595)
                   Beazer Homes USA, Inc.                    Sell       1,600       5.4000      9/20/08           --       (18,837)
                   Bolivarian Republic of Venezuela          Sell       1,290       6.3500      5/20/13           --        35,234
                   Cablevision Systems Corp.                 Sell         150       3.4000     12/20/10           --        (3,225)
                   Cablevision Systems Corp.                 Sell         590       3.1300     12/20/10           --        (9,020)
                   CDX.NA.HY.10 Index                        Sell       7,925       5.0000      6/20/13      365,431      (477,369)
                   CDX.NA.HY.8 Index                         Sell       4,029       2.7500      6/20/12      202,906      (364,606)
                   CDX.NA.HY.8 Index                         Sell       2,876       2.7500      6/20/12      141,195      (260,241)
                   CDX.NA.HY.9 Index                         Sell      12,652       3.7500     12/20/12      (41,269)   (1,149,830)
                   CenturyTel, Inc.                           Buy       4,475       1.2300      9/20/13           --        94,807
                   Charter Communications
                   Holdings LLC                              Sell         595       5.0000      9/20/12       89,250      (271,858)

                    F34 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS Continued
--------------------------------------------------------------------------------


                                                         BUY/SELL    NOTIONAL                                PREMIUM
SWAP                                                       CREDIT      AMOUNT  PAY/RECEIVE  TERMINATION    RECEIVED/
COUNTERPARTY       REFERENCE ENTITY                    PROTECTION      (000s)   FIXED RATE         DATE       (PAID)        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special
Financing, Inc.:
Continued

                   Charter Communications
                   Holdings LLC                               Buy  $      595       7.2500%     9/20/10  $        --  $    94,845
                   Charter Communications
                   Holdings LLC                              Sell         595       5.0000      9/20/12       95,200     (271,858)
                   Charter Communications
                   Holdings LLC                               Buy         595       7.6000      9/20/10           --       91,466
                   CMBX.NA.AJ.3 Index                        Sell       2,050       1.4700     12/13/49      289,240     (357,288)
                   CMBX.NA.AJ.4 Index                        Sell       2,050       0.9600      2/17/51      390,331     (437,490)
                   CSC Holdings, Inc.                        Sell         470       5.6000      3/20/13           --       25,258
                   Dillard's, Inc.                           Sell         675       2.2500     12/20/08           --        5,052
                   Dillard's, Inc.                           Sell       1,965       2.2500     12/20/08           --       14,708
                   Dillard's, Inc.                           Sell         755       3.2500      9/20/09           --          182
                   Dole Food Co., Inc.                        Buy         535       5.0000      6/20/09      (26,750)      13,789
                   Dole Food Co., Inc.                       Sell         535       5.0000      6/20/13       77,575      (90,396)
                   Dole Food Co., Inc.                       Sell       1,305       3.2000      9/20/08           --      (10,989)
                   Dole Food Co., Inc.                       Sell         900       5.2500      9/20/08           --       (2,957)
                   First Data Corp.                          Sell       1,145       2.7500      9/20/08           --       (1,545)
                   First Data Corp.                          Sell       1,145       3.5000      9/20/08           --          621
                   First Data Corp.                          Sell         689       3.0000      9/20/08           --         (495)
                   First Data Corp.                          Sell         700       3.0000      9/20/08           --         (503)
                   GMAC LLC                                  Sell         850       1.4000      3/20/17           --     (321,637)
                   GMAC LLC                                  Sell         970       1.4000      3/20/17           --     (367,044)
                   JSC "Gazprom"                              Buy       2,645       2.1500      2/20/11           --      (70,862)
                   K. Hovnanian Enterprises, Inc.            Sell       2,880       4.2200      9/20/08           --      (21,381)
                   Lennar Corp.                              Sell       2,220       2.9000     12/20/08           --      (40,173)
                   MBIA, Inc.                                Sell       6,515       1.9500      9/20/08           --     (515,571)
                   Nalco Co.                                 Sell         355       3.4000      9/20/12           --         (863)
                   Nortel Networks Corp.                     Sell         560       1.8500      9/20/08           --          170
                   Owens-Illinois, Inc.                      Sell         615       2.6400      6/20/13           --        1,002
                   Owens-Illinois, Inc.                      Sell         455       3.4100      3/20/13           --       23,148
                   Owens-Illinois, Inc.                      Sell       1,030       3.4600      3/20/13           --       54,478
                   Reliant Energy, Inc.                      Sell         455       2.5000      9/20/11           --       (6,091)
                   Rite Aid Corp.                            Sell         500       1.3500      9/20/08           --      (10,203)
                   Rite Aid Corp.                            Sell       1,255       1.3500      9/20/08           --      (25,610)
                   Rite Aid Corp.                            Sell          75       1.4500      9/20/08           --       (1,512)
                   Six Flags, Inc.                           Sell       2,350       5.2200      9/20/08           --      (35,567)
                   Six Flags, Inc.                           Sell         370       7.0000      9/20/08           --       (3,965)
                   Six Flags, Inc.                           Sell         520       5.0000      9/20/08           --       (8,154)
                   Smurfit-Stone Container
                   Enterprises, Inc.                         Sell         535       6.5800      6/20/13           --       (7,700)
                   Smurfit-Stone Container
                   Enterprises, Inc.                         Sell         180       6.7000      6/20/13           --       (1,834)
                   Smurfit-Stone Container
                   Enterprises, Inc.                         Sell         240       6.6000      6/20/13           --       (3,286)
                   Station Casinos, Inc.                     Sell         415       5.0000      6/20/13       73,663      (82,586)
                   The Bear Stearns Cos., Inc.               Sell       3,720       1.6000      9/20/08           --      (10,717)
                   Toys "R" Us, Inc.                         Sell         985       1.8500      9/20/08           --      (14,757)
                   Toys "R" Us, Inc.                         Sell       1,360       1.9500      9/20/08           --      (20,036)
                   Toys "R" Us, Inc.                         Sell         690       4.3000      9/20/08           --       (6,112)


                   F35 | OPPENHEIMER STRATEGIC BOND FUND/ VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS Continued
--------------------------------------------------------------------------------


                                                           BUY/SELL  NOTIONAL                               PREMIUM
SWAP                                                         CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION   RECEIVED/
COUNTERPARTY             REFERENCE ENTITY                PROTECTION    (000S)   FIXED RATE         DATE      (PAID)       VALUE
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special
Financing, Inc.:
Continued

                         Tribune Co.                           Sell  $  1,135       5.0000%     3/20/10  $  266,725  $ (296,202)
                         Tribune Co.                           Sell       595       7.4500      9/20/08          --     (10,401)
                         Tribune Co.                           Sell       375       7.5500      9/20/08          --      (6,462)
                         Tribune Co.                           Sell       150       7.5500      9/20/08          --      (2,585)
                         Tribune Co.                           Sell       215       6.4000     12/20/08          --      (5,048)
                         Tribune Co.                           Sell       445       6.0000     12/20/08          --     (11,305)
                         Tribune Co.                           Sell       730       5.0000      3/20/10     189,800    (190,107)
                         Tribune Co.                           Sell       655       5.0000      3/20/10     196,500    (170,575)
                         Tribune Co.                           Sell       650       5.0000      3/20/10     204,750    (169,273)
                         Tribune Co.                           Sell       160       5.0000      3/20/10      52,800     (41,667)
                         Tribune Co.                           Sell       485       5.0000      3/20/10     160,050    (126,304)
                         Tribune Co.                           Sell       415       5.0000      3/20/10     145,250    (108,074)
                         Tribune Co.                           Sell       475       5.0000      3/20/10     161,500    (123,700)
                         Univision Communications, Inc.        Sell     1,955       5.0000      9/20/09      58,650     (76,165)
                         Univision Communications, Inc.        Sell       460       5.0000      3/20/09      39,100     (16,065)
                         Washington Mutual, Inc.               Sell       965       4.4000     12/20/08          --     (13,885)
                         Washington Mutual, Inc.               Sell     2,060       5.1500     12/20/08          --     (22,099)
                         Washington Mutual, Inc.               Sell       970       7.5000      6/20/09          --      (3,761)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:

                         El Paso Corp.                         Sell       460       2.9000      3/20/18          --      12,653
                         El Paso Corp.                         Sell     1,175       2.8900      3/20/18          --      31,535
                         Ford Motor Co.                        Sell     2,450       5.3000     12/20/12          --    (599,219)
                         General Motors Corp.                  Sell     1,635       4.0500     12/20/12          --    (501,132)
                         Reliant Energy, Inc.                  Sell       595       2.0500      9/20/11          --     (15,634)
                         Smurfit-Stone Container
                         Enterprises, Inc.                     Sell       640       6.8000      6/20/13          --      (4,278)
                         Smurfit-Stone Container
                         Enterprises, Inc.                     Sell       515       6.7000      6/20/13          --      (5,247)
                         TXU Corp.                             Sell       935       1.5300      6/20/11          --     (73,779)
                         TXU Corp.                             Sell       960       1.5800      6/20/11          --     (74,518)
                         TXU Corp.                             Sell       960       1.5900      6/20/11          --     (74,271)
                         TXU Corp.                             Sell     1,210       1.6200      6/20/11          --     (92,680)
                         TXU Corp.                             Sell     1,405       2.0600      6/20/11          --     (91,724)
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                         ABX.HE.AA.06-2 Index                  Sell       240       0.1700      5/25/46      19,174    (191,365)
                         ABX.HE.AA.06-2                        Sell       480       0.1700      5/25/46      47,998    (382,730)
                         ABX.HE.AAA.06-2                       Sell     1,535       0.1100      5/25/46     475,770    (474,630)
                         Aramark Corp.                         Sell       750       5.9200      3/20/13          --      55,255
                         Capmark Financial Group,Inc.          Sell       460       7.4000     12/20/12          --     (36,776)
                         Capmark Financial Group,Inc.          Sell       415       7.1500     12/20/12          --     (36,242)
                         CDX North America Investment
                         Grade Index                           Sell     8,240       3.0000      3/23/13          --    (615,983)
                         CDX.NA.HY.10 Index                    Sell    15,780       5.0000      6/20/13     543,533    (950,920)
                         CDX.NA.HY.9 Index                     Sell     5,826       3.7500     12/20/12      31,264    (524,087)
                         CDX.NA.IG.10 Index                    Sell    13,305       1.5500      6/20/13    (278,443)    231,440
                         CDX.NA.IG.10 Index                    Sell     7,985       1.5500      6/20/13    (146,662)     43,117
                         CDX.NA.IG.10 Index                    Sell     3,990       1.5500      6/20/13     (57,383)     21,545

                   F36 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS Continued
--------------------------------------------------------------------------------


                                                          BUY/SELL   NOTIONAL                                PREMIUM
SWAP                                                        CREDIT     AMOUNT PAY/RECEIVE  TERMINATION     RECEIVED/
COUNTERPARTY            REFERENCE ENTITY                PROTECTION     (000S)  FIXED RATE         DATE        (PAID)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital
 Services, Inc.:
Continued

                        Ford Motor Co.                        Sell  $   2,065      6.1500%    12/20/16  $         --  $   (574,921)
                        Ford Motor Co.                        Sell        520      5.9000     12/20/16            --      (148,869)
                        General Motors Corp.                  Sell      1,650      4.9000     12/20/16            --      (598,085)
                        General Motors Corp.                  Sell        420      4.6200     12/20/16            --      (155,510)
                        Istanbul Bond Co. SA for
                        Finansbank                            Sell      5,180      1.3000      3/24/13            --      (303,362)
                        iStar Financial, Inc.                 Sell        450      4.8600     12/20/12            --       (30,460)
                        Joint Stock Co. "Halyk Bank of
                        Kazakhstan"                           Sell      3,200      4.7800      3/20/13            --         2,454
                        Joint Stock Co. "Halyk Bank of
                        Kazakhstan"                           Sell      3,200      4.8800      3/20/13            --        14,186
                        Lennar Corp.                          Sell        410      2.9000     12/20/08            --        (7,419)
                        Republic of Peru                      Sell      2,330      1.0400      6/20/17            --       (44,941)
                        Republic of Turkey                     Buy      2,590      2.9800      4/20/13            --       (80,497)
                        Residential Capital LLC               Sell      3,460      6.1700      9/20/08            --       (60,304)
                        Residential Capital LLC               Sell      1,185      6.2500      9/20/08            --       (20,082)
                        Yasar                                 Sell      1,340      8.7500      6/20/10            --         6,021
                        Yasar                                 Sell      1,340      8.5000     10/20/09            --        12,889
------------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                        ABX.HE.AAA.06-2 Index                 Sell      1,035      0.1100      5/25/46       323,384      (320,028)
                        CDX.NA.HY.10 Index                    Sell     15,850      5.0000      6/20/13       516,226      (953,363)
                        iStar Financial, Inc.                 Sell        410      4.5600     12/20/12            --       (31,781)
                        Lehman Brothers Holdings, Inc.        Sell      1,490      1.5500      9/20/08            --       (17,116)
                        Massey Energy Co.                     Sell        360      5.0500      9/20/12            --        31,608
                        Massey Energy Co.                     Sell        600      5.1000      9/20/12            --        53,767
                        Republic of The Philippines           Sell      3,095      1.4500      6/20/17            --      (202,976)
                        Republic of The Philippines           Sell      1,870      2.5000      6/20/17            --         2,137
                        Univision Communications, Inc.        Sell        235      5.0000      6/20/09        21,150        (1,795)
                                                                                                        ----------------------------
                                                                                                        $ 12,636,331  $(41,154,545)
                                                                                                        ============================

                    F37 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                                NOTIONAL                PAID BY            RECEIVED BY        TERMINATION
COUNTERPARTY                          AMOUNT               THE FUND               THE FUND               DATE              VALUE
----------------------------------------------------------------------------------------------------------------------------------
Banco Santander Central
Hispano SA:
                                  56,000,000 BRR               BZDI                12.2900%            1/4/10      $    (921,375)
                                   4,420,000 BRR               BZDI                14.0000             1/3/12             16,055
----------------------------------------------------------------------------------------------------------------------------------
Banco Santander, SA, Inc.:
                                                          MXN-TIIE-
                                  28,100,000 MXN            BANXICO                 8.6450            5/17/18           (174,222)
                                                          MXN-TIIE-
                                  31,310,000 MXN            BANXICO                 8.5700             5/3/18           (203,900)
                                   8,490,000 BRR               BZDI                13.5500             1/2/17           (108,441)
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Three-Month
Citibank NA, New York             73,200,000 TWD             2.3200%          TWD-Telerate            6/27/11              2,846
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International       22,480,000 MXN           MXN TIIE                 8.3000           12/17/26           (269,437)
----------------------------------------------------------------------------------------------------------------------------------
                                                                             INR MIBOR-OIS
Deutsche Bank AG                  73,400,000 INR             7.1750               Compound            6/27/11              4,647
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:
                                  62,900,000 MXN           MXN TIIE                 8.1400            1/10/18            (28,306)
                                  21,000,000 BRR               BZDI                14.5500             1/4/10            521,771
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International       18,300,000 CNY             4.0000      CNY-CFXSREPOFIX01            2/16/17            141,396
----------------------------------------------------------------------------------------------------------------------------------
J Aron & Co.:
                                  43,800,000 BRR               BZDI                10.6700             1/2/12         (2,413,822)
                                  22,300,000 MXN           MXN TIIE                 9.1500            8/27/26           (113,990)
                                   8,745,000 BRR               BZDI                14.1600             1/2/17              2,880
                                                          One-Month
                                                          MXN-TIIE-
                                   9,700,000 MXN            BANXICO                 9.3300            9/16/26            (32,555)
                                   8,790,000 BRR               BZDI                12.9200             1/2/14           (204,405)
                                   4,390,000 BRR               BZDI                12.8700             1/2/14           (106,090)
                                   8,750,000 BRR               BZDI                12.7100             1/4/10            (76,895)
                                  15,140,000 BRR               BZDI                12.6100             1/4/10            (74,836)
                                  19,400,000 BRR               BZDI                12.3900             1/2/12           (468,826)
                                  25,560,000 BRR               BZDI                14.8900             1/4/10            714,376
                                   6,910,000 BRR               BZDI                12.2600             1/2/15           (223,089)
                                   3,160,000 BRR               BZDI                12.2900             1/2/15            (99,775)
                                   4,420,000 BRR               BZDI                14.0500             1/2/12             18,349
                                  13,000,000 BRR               BZDI                14.3000             1/2/17                243
                                   8,550,000 BRR               BZDI                13.6700             1/2/17           (109,079)
                                  10,360,000 BRR               BZDI                13.1000             1/2/17           (261,071)
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:
                                                          One-Month
                                                          MXN-TIIE-
                                 213,340,000 MXN            BANXICO                 8.3685            4/23/18         (1,679,646)
                                  19,400,000 BRR               BZDI                12.3800             1/2/12           (394,244)
                                                                                 Six-Month
                                 317,000,000 CZK             4.4000             CZK-PRIBOR             4/4/18            389,920
                                                    Three-Month USD
                                  82,000,000              BBA LIBOR                 5.5700            5/26/16          5,896,456
                                                     Six-Month HUF-
                               1,142,000,000 HUF      BUBOR-Reuters                 8.4800             6/6/13             (2,153)
                                   8,750,000 BRR               BZDI                13.9100             1/2/12             41,913
                                                          MXN-TIIE-
                                  23,230,000 MXN            BANXICO                 8.5700             5/3/18           (161,482)
                                                          MXN-TIIE-
                                  27,055,000 MXN            BANXICO                 9.3200             6/1/18            (41,688)

                    F38 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

SWAP                                  NOTIONAL              PAID BY          RECEIVED BY          TERMINATION
COUNTERPARTY                            AMOUNT             THE FUND             THE FUND                 DATE             VALUE
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
                                     6,915,000 BRR             BZDI              14.3100%              1/2/17    $          259
                                     7,200,000 BRR             BZDI              13.8500               1/2/17             1,011
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.                     24,550,000 BRR             BZDI              12.9000               1/2/14          (558,765)
---------------------------------------------------------------------------------------------------------------------------------
                                                                               Six-Month
Merrill Lynch                       27,440,000 SGD           3.2534     SGD-SOR-Telerate               4/3/18         1,338,107
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital                                     MXN-TIIE-
Services, Inc.                      36,370,000 MXN          BANXICO               8.5700              5/11/18          (234,169)
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                                    14,260,000 EUR           4.7130    Six-Month EURIBOR              8/22/17          (223,664)
                                                                               Six-Month
                                   168,200,000 NOK           4.9850       NOK-NIBOR-NIBR              1/18/11            73,050
                                                        Three-Month
                                    67,000,000 SEK       SEK-STIBOR               4.2600              1/18/11          (206,959)
                                                          Six-Month
                                     7,110,000 EUR      EUR-EURIBOR               3.9960              1/18/11          ( 88,044)
                                                          Six-Month
                                    11,500,000 CHF    CHF-LIBOR-BBA               2.6600              1/18/11          (222,154)
                                     5,590,000 BRR             BZDI              13.9300               1/2/17               879
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                               9,100,000 BRR             BZDI              14.3400               1/2/17               284
                                                          Six-Month
---------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.               21,890,000 AUD         BBR-BBSW               7.3510               6/4/18          (130,883)
                                                                                                                 ----------------
                                                                                                                 $     (669,523)
                                                                                                                 ================

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                  Australian Dollar
BRR                  Brazilian Real
CHF                  Swiss Franc
CNY                  Chinese Renminbi (Yuan)
CZK                  Czech Koruna
EUR                  Euro
HUF                  Hungarian Forint
INR                  Indian Rupee
MXN                  Mexican Nuevo Peso
NOK                  Norwegian Krone
SEK                  Swedish Krona
SGD                  Singapore Dollar
TWD                  New Taiwan Dollar

Index abbreviations are as follows:

BANXICO              Banco de Mexico
BBA                  British Bankers' Association
BBA LIBOR            British Bankers' Association London-Interbank Offered Rate
BBR BBSW             Bank Bill Rate-Reuters
BUBOR                Budapest Interbank Offered Rate
BZDI                 Brazil Interbank Deposit Rate
CNY-CFXSREPOFIX01    Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR              Euro Interbank Offered Rate
LIBOR                London-Interbank Offered Rate
MXN-TIIE             Mexican Nuevo Peso-Interbank Equilibrium Interest Rate
MIBOR-OIS            Mid Market Interest Rate for French Franc/Austrian
                     Schilling and India Swap Composites-Overnight Indexed Swap
NIBOR-NIBR           Norwegian Interbank Offered Rate-Den Norsk Bank
PRIBOR               Prague Interbank Offering Rate
SGD-SOR              Singapore Swap Offer Rate
STIBOR               Stockholm Interbank Offered Rate

                   F39 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                               NOTIONAL                    PAID BY                    RECEIVED BY
SWAP COUNTERPARTY                AMOUNT                   THE FUND                       THE FUND    TERMINATION DATE       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA:

                                            If positive, the Total         If negative, the Total
                                              Return of the Lehman           Return of the Lehman
                                                Brothers U.S. CMBS             Brothers U.S. CMBS
                    $    15,700,000                      AAA Index                      AAA Index              2/1/09  $  (324,905)
                                            If positive, the Total  If negative, the Total Return
                                              Return of the Lehman         of the Lehman Brothers
                                                Brothers U.S. CMBS             U.S. CMBS AAA 8.5+
                          9,600,000                 AAA 8.5+ Index    Index minus 15 basis points              8/1/08     (378,689)
                                            If positive, the Total         If negative, the Total
                                              Return of the Lehman           Return of the Lehman
                                                Brothers U.S. CMBS             Brothers U.S. CMBS
                                                   AAA Index minus                 AAA Index plus
                          7,800,000                15 basis points                15 basis points              2/1/09     (160,475)
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                                                         One-Month
                                                JPY-LIBOR-BBA plus
                                               40 basis points and
                                         if negative, the absolute
                                                value of the Total         If positive, the Total
                                                Return of a custom             Return of a custom
                      1,317,617,622 JPY       basket of securities           basket of securities             4/14/09     (806,205)
                                                         One-Month
                                                GBP-LIBOR-BBA plus
                                               35 basis points and
                                         if negative, the absolute
                                                value of the Total         If positive, the Total
                                                Return of a custom             Return of a custom
                          6,358,908 GBP       basket of securities           basket of securities              5/8/09   (1,429,888)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                     Six-Month USD
                          1,620,000                      BBA LIBOR                5.46% times UDI             5/13/15      529,272
                            930,000            Six-Month USD LIBOR                5.25% times UDI             6/23/15      265,167
------------------------------------------------------------------------------------------------------------------------------------
                                                         One-Month
                                                USD BBA LIBOR plus
                                               20 basis points and
                                         if negative, the absolute
                                                value of the Total         If positive, the Total
                                                Return of a custom             Return of a custom
Deutsche Bank AG,
London                   10,388,643                  equity basket                  equity basket             9/15/08     (767,084)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):                                                         If negative, the Total
                                            If positive, the Total           Return of the Lehman
                                              Return of the Lehman             Brothers U.S. CMBS
                                                Brothers U.S. CMBS                 AAA 8.5+ Index
                          8,860,000                 AAA 8.5+ Index           plus 50 basis points              8/1/08     (340,839)
                                            If positive, the Total         If negative, the Total
                                              Return of the Lehman           Return of the Lehman
                                                Brothers U.S. CMBS             Brothers U.S. CMBS
                          9,000,000                 AAA 8.5+ Index                 AAA 8.5+ Index              3/1/09     (352,715)

                   F40 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

                          NOTIONAL                      PAID BY                 RECEIVED BY
SWAP COUNTERPARTY           AMOUNT                     THE FUND                    THE FUND        TERMINATION DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs                                                        If negative, the Total
Group, Inc. (The)                        If positive, the Total        Return of the Lehman
Continued                                  Return of the Lehman          Brothers U.S. CMBS
                                             Brothers U.S. CMBS              AAA 8.5+ Index
                    $      500,000               AAA 8.5+ Index        plus 50 basis points                  3/1/09    $    (17,739)
                                                                     If negative, the Total
                                         If positive, the Total        Return of the Lehman
                                           Return of the Lehman          Brothers U.S. CMBS
                                             Brothers U.S. CMBS              AAA 8.5+ Index
                        23,430,000               AAA 8.5+ Index       plus 250 basis points                  3/1/09        (483,357)
                                                                     If negative, the Total
                                         If positive, the Total        Return of the Lehman
                                           Return of the Lehman          Brothers U.S. CMBS
                                             Brothers U.S. CMBS              AAA 8.5+ Index
                         2,750,000               AAA 8.5+ Index       plus 200 basis points                  3/1/09         (66,940)
                                                                     If negative, the Total
                                         If positive, the Total        Return of the Lehman
                                           Return of the Lehman          Brothers U.S. CMBS
                                             Brothers U.S. CMBS              AAA 8.5+ Index
                        13,820,000               AAA 8.5+ Index       minus 50 basis points                 12/1/08        (574,942)
                                                      Six-Month
                           920,000                USD-BBA-LIBOR             5.10% times UDI                 1/14/15         306,185
                           920,000          Six-Month BBA LIBOR             5.08% times UDI                 1/20/15         321,848
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:                                 If negative, the
                                              absolute value of            If positive, the
                                               the Total Return                Total Return
                                                 of the BOVESPA              of the BOVESPA
                          6,878,962 BRR             08/08 Index                 08/08 Index                 8/14/08        (241,555)
                                                 One-Month USD-
                                        LIBOR-BBA plus 30 basis
                                        points and if negative,
                                          the absolute value of            If positive, the
                                          the Total Return of a           Total Return of a
                        41,436,670          custom equitybasket        custom equity basket                  6/8/09      (1,138,387)
                                              One-Month USD BBA
                                         LIBOR and if negative,            If positive, the
                                          the absolute value of         Total Return of the
                                           the MSCI Daily Total            MSCI Daily Total
                                             Return New Belgium          Return New Belgium
                           605,922             USD Market Index            USD Market Index                 10/8/08        (110,605)
                                              One-Month USD BBA
                                         LIBOR and if negative,            If positive, the
                                          the absolute value of         Total Return of the
                                           the MSCI Daily Total            MSCI Daily Total
                                             Return New Belgium          Return New Belgium
                         2,714,359             USD Market Index            USD Market Index                 10/8/08        (426,620)
                                              One-Month USD BBA
                                         LIBOR and if negative,            If positive, the
                                          the absolute value of         Total Return of the
                                           the MSCI Daily Total            MSCI Daily Total
                                             Return New Belgium          Return New Belgium
                           592,754             USD Market Index            USD Market Index                 10/8/08         (98,316)

                   F41 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

                                     NOTIONAL                    PAID BY             RECEIVED BY
SWAP COUNTERPARTY                      AMOUNT                   THE FUND                THE FUND    TERMINATION DATE       VALUE
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                                          One-Month USD BBA
International: Continued                          LIBOR and if negative,        If positive, the
                                                   the absolute value of     Total Return of the
                                                    the MSCI Daily Total        MSCI Daily Total
                                                      Return New Belgium      Return New Belgium
                               $      459,776           USD Market Index        USD Market Index             10/8/08   $ (68,470)
----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:                                                           If negative, the Total
                                                  If positive, the Total    Return of the Lehman
                                                    Return of the Lehman      Brothers U.S. CMBS
                                                      Brothers U.S. CMBS          AAA 8.5+ Index
                                   10,000,000             AAA 8.5+ Index   minus 30 basis points              8/1/08    (396,969)

                                                                          If negative, the Total
                                                  If positive, the Total    Return of the Lehman
                                                    Return of the Lehman      Brothers U.S. CMBS
                                                      Brothers U.S. CMBS          AAA 8.5+ Index
                                   16,500,000             AAA 8.5+ Index    plus 35 basis points              8/1/08    (647,252)
                                                  If positive, the Total  If negative, the Total
                                                    Return of the Lehman    Return of the Lehman
                                                      Brothers U.S. CMBS      Brothers U.S. CMBS
                                    3,760,000             AAA 8.5+ Index          AAA 8.5+ Index              3/1/09    (148,445)

                                                                          If negative, the Total
                                                  If positive, the Total    Return of the Lehman
                                                    Return of the Lehman      Brothers U.S. CMBS
                                                      Brothers U.S. CMBS          AAA 8.5+ Index
                                    2,750,000             AAA 8.5+ Index   plus 200 basis points              3/1/09    (104,598)
                                                  If positive, the Total  If negative, the Total
                                                    Return of the Lehman    Return of the Lehman
                                                      Brothers U.S. CMBS      Brothers U.S. CMBS
                                    5,600,000             AAA 8.5+ Index          AAA 8.5+ Index              5/1/09    (221,089)

                                                                          If negative, the Total
                                                  If positive, the Total    Return of the Lehman
                                                    Return of the Lehman      Brothers U.S. CMBS
                                                      Brothers U.S. CMBS          AAA 8.5+ Index
                                   11,200,000             AAA 8.5+ Index   minus 20 basis points              5/1/09    (443,796)

                                                                          If negative, the Total
                                                  If positive, the Total    Return of the Lehman
                                                    Return of the Lehman      Brothers U.S. CMBS
                                                      Brothers U.S. CMBS          AAA 8.5+ Index
                                    7,480,000             AAA 8.5+ Index   minus 35 basis points             12/1/08    (297,202)
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
Capital Services, Inc.:                                                    The Constant Maturity
                                                                                    Option Price
                                   15,380,000                      5.30%       divided by 10,000             8/13/17    (121,581)
                                                                           The Constant Maturity
                                                                                    Option Price
                                   54,700,000                       4.66       divided by 10,000             6/11/17   1,771,123
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:

                                                                          If negative, the Total
                                                  If positive, the Total    Return of the Lehman
                                                    Return of the Lehman      Brothers U.S. CMBS
                                                      Brothers U.S. CMBS          AAA 8.5+ Index
                                   10,910,000             AAA 8.5+ Index   plus 225 basis points              8/1/08    (382,683)

                   F42 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

                                NOTIONAL                      PAID BY                   RECEIVED BY    TERMINATION
SWAP COUNTERPARTY                 AMOUNT                     THE FUND                      THE FUND           DATE         VALUE
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
Continued                                                                    If negative, the Total
                                               If positive, the Total          Return of the Lehman
                                                 Return of the Lehman            Brothers U.S. CMBS
                                                   Brothers U.S. CMBS                AAA 8.5+ Index
                       $       1,200,000               AAA 8.5+ Index         plus 150 basis points         8/1/08  $    (43,589)

                                               If positive, the Total        If negative, the Total
                                                 Return of the Lehman          Return of the Lehman
                                                   Brothers U.S. CMBS            Brothers U.S. CMBS
                               4,900,000               AAA 8.5+ Index                AAA 8.5+ Index         8/1/08      (190,222)

                                               If positive, the Total        If negative, the Total
                                                 Return of the Lehman          Return of the Lehman
                                                   Brothers U.S. CMBS            Brothers U.S. CMBS
                              28,300,000                    AAA Index                     AAA Index         3/1/09      (494,309)

                                                                             If negative, the Total
                                               If positive, the Total          Return of the Lehman
                                                 Return of the Lehman            Brothers U.S. CMBS
                                                   Brothers U.S. CMBS                AAA 8.5+ Index
                               5,110,000               AAA 8.5+ Index         plus 250 basis points         3/1/09       (82,933)

                                                                             If negative, the Total
                                               If positive, the Total          Return of the Lehman
                                                 Return of the Lehman            Brothers U.S. CMBS
                                                   Brothers U.S. CMBS                AAA 8.5+ Index
                              16,140,000               AAA 8.5+ Index         minus 50 basis points        12/1/08      (629,334)

                                                                             If negative, the Total
                                               If positive, the Total          Return of the Lehman
                                                 Return of the Lehman            Brothers U.S. CMBS
                                                   Brothers U.S. CMBS                AAA 8.5+ Index
                               4,120,000               AAA 8.5+ Index         minus 65 basis points        12/1/08      (163,718)

                                                    One-Month EUR BBA
                                                  LIBOR plus 25 basis
                                                        points and if
                                                            negative,
                                                   the absolute value
                                                  of the Total Return        If positive, the Total
                                                          of a custom            Return of a custom
                               5,425,900 EUR     basket of securities          basket of securities         3/6/09      (840,737)
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Three-Month   7.75% from debt obligations
Morgan Stanley                                                USD BBA      of JSC Rushydro and OJSC
Capital Services, Inc.       271,430,000 RUR                    LIBOR              Saratovskaya HPP       12/26/13       959,732
-----------------------------------------------------------------------------------------------------------------------------------
                                                    One-Month EUR BBA
                                                  LIBOR plus 30 basis
                                             points and if  negative,
                                                the absolute value of
                                                     the Total Return        If positive, the Total
Morgan Stanley                                            of a custom            Return of a custom
International                  4,956,100 EUR     basket of securities          basket of securities        10/7/08      (682,476)
                                                                                                                    ---------------
                                                                                                                    $ (9,525,337)
                                                                                                                    ===============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR     Brazilian Real
EUR     Euro
GBP     British Pound Sterling
JPY     Japanese Yen
RUR     Russian Ruble

                    F43 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

Abbreviations are as follows:

BBA         British Bankers' Association
BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
BOVESPA     Bovespa Index that trades on the Sao Paulo Stock Exchange
CMBS        Commercial Mortgage Backed Securities
LIBOR       London-Interbank Offered Rate
MSCI        Morgan Stanley Capital International
UDI         Unidad de Inversion (Unit of Investment)

--------------------------------------------------------------------------------
CURRENCY SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                            NOTIONAL             PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY               AMOUNT (000S)            THE FUND      THE FUND          DATE        VALUE
--------------------------------------------------------------------------------------------------------
Credit Suisse International:
                                                 Three Month
                               3,170,000 TRY   USD BBA LIBOR         16.75%      2/26/12   $  215,922
                                                 Three Month
                               1,255,000 TRY   USD BBA LIBOR         17.25        2/7/12      115,198
                                                 Three Month
                               1,890,000 TRY   USD BBA LIBOR         17.30        2/9/12      170,965
--------------------------------------------------------------------------------------------------------
                                                 Three-Month
Merrill Lynch International    1,960,000 TRY       BBA LIBOR         17.10        2/6/12      207,757
                                                                                           -------------
                                                                                           $  709,842
                                                                                           =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY    New Turkish Lira

Abbreviation is as follows:
BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     F44 OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $3,563,009,987)                                                                 $ 3,544,713,134
Affiliated companies (cost $768,877,833)                                                                         763,653,479
                                                                                                             ------------------
                                                                                                               4,308,366,613
-------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                               2,846,438
-------------------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $1,002,142)                                                                         1,037,217
-------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts                                                    22,235,607
-------------------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $4,252,566)                                                                12,669,056
-------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $3,486,308 sold on a when-issued or delayed delivery basis)                           95,364,110
Interest, dividends and principal paydowns                                                                        49,454,126
Shares of beneficial interest sold                                                                                 9,194,575
Closed foreign currency contracts                                                                                  3,606,102
Other                                                                                                              1,482,368
                                                                                                             ------------------
Total assets                                                                                                   4,506,256,212

-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------

Short positions, at value (proceeds of $3,486,308)--see accompanying statement of investments                      3,522,483
-------------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                        18,894,100
-------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts                                                    11,295,276
-------------------------------------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $8,383,765)                                                                63,308,619
-------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on unfunded loan commitments                                                                  80,786
-------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $95,586,233 purchased on a when-issued or delayed delivery basis)               163,754,259
Closed foreign currency contracts                                                                                 10,383,846
Shares of beneficial interest redeemed                                                                             2,369,554
Distribution and service plan fees                                                                                 2,048,349
Futures margins                                                                                                      227,218
Trustees' compensation                                                                                                22,116
Transfer and shareholder servicing agent fees                                                                          1,737
Other                                                                                                                 67,842
                                                                                                             ------------------
Total liabilities                                                                                                275,976,185
                                                                                                             ==================

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                   $ 4,230,280,027
                                                                                                             ==================
-------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                                   $       780,970
-------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                     4,093,982,984
-------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                100,768,920
-------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                                    79,494,837
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                                (44,747,684)
                                                                                                             ------------------
NET ASSETS                                                                                                   $ 4,230,280,027
                                                                                                             ==================

                    F45 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------------------

Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based
on net assets of $798,647,649 and 149,361,915 shares of beneficial interest outstanding)                          $     5.35
-------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based
on net assets of $3,431,632,378 and 631,607,864 shares of beneficial interest outstanding)                        $     5.43

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F46 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
ALLOCATION OF INCOME AND EXPENSES FROM MASTER FUNDS 1
-------------------------------------------------------------------------------------------------------------------------------

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund:
Interest                                                                                                     $         8,364
Dividends                                                                                                                588
Expenses 2                                                                                                            (1,455)
                                                                                                             ------------------
Net investment income from Oppenheimer Master Event-Linked Bond Fund, LLC                                              7,497
-------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest                                                                                                           5,191,714
Dividends                                                                                                            327,818
Expenses 3                                                                                                          (322,973)
                                                                                                             ------------------
Net investment income from Oppenheimer Master Loan Fund, LLC                                                       5,196,559

-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------------

Interest (net of foreign withholding taxes of $255,986)                                                          102,063,972
-------------------------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $8,406)                                                  446,266
Affiliated companies                                                                                               9,548,681
-------------------------------------------------------------------------------------------------------------------------------
Fee income                                                                                                           499,850
-------------------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                               154,682
                                                                                                             ------------------
Total investment income                                                                                          112,713,451

-------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------------------------

Management fees                                                                                                   10,749,792
-------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees - Service shares                                                                3,942,954
-------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                                     4,987
Service shares                                                                                                         4,954
-------------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                                     5,158
Service shares                                                                                                        20,964
-------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                           89,758
-------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                28,045
-------------------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                              750
-------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                 98,770
                                                                                                             ------------------
Total expenses                                                                                                    14,946,132
Less reduction to custodian expenses                                                                                  (2,127)
Less waivers and reimbursements of expenses                                                                         (473,592)
                                                                                                             ------------------
Net expenses                                                                                                      14,470,413

-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                            103,447,094

1. The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes. See Note 1 of accompanying Notes.

2. Net of expense waivers and/or reimbursements of $25.

3. Net of expense waivers and/or reimbursements of $8,083.

                   F47 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF OPERATIONS Unaudited/Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)                            $    10,950,593
Closing and expiration of option contracts written                                                                 3,241,937
Closing and expiration of futures contracts                                                                       13,320,908
Foreign currency transactions                                                                                     44,125,737
Short positions                                                                                                     (707,494)
Swap contracts                                                                                                    11,009,125
Allocated from Oppenheimer Master Event-Linked Bond Fund, LLC                                                           (247)
Allocated from Oppenheimer Master Loan Fund, LLC                                                                  (1,402,494)
                                                                                                             ------------------
Net realized gain                                                                                                 80,538,065
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                     (113,048,720)
Translation of assets and liabilities denominated in foreign currencies                                           29,005,014
Futures contracts                                                                                                  8,394,299
Option contracts written                                                                                            (303,250)
Short positions                                                                                                      403,890
Swap contracts                                                                                                   (33,416,543)
Unfunded loan commitments                                                                                            (80,786)
Allocated from Oppenheimer Master Event-Linked Bond Fund, LLC                                                         (9,334)
Allocated from Oppenheimer Master Loan Fund, LLC                                                                  (4,014,383)
                                                                                                             ------------------
Net change in unrealized depreciation                                                                           (113,069,813)

-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $    70,915,346
                                                                                                             ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    F48 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS                  YEAR
                                                                                             ENDED                 ENDED
                                                                                     JUNE 30, 2008          DECEMBER 31,
                                                                                       (UNAUDITED)                  2007
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------

Net investment income                                                          $       103,447,094       $   140,904,592
---------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       80,538,065            93,909,628
---------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                  (113,069,813)           19,532,851
                                                                               --------------------------------------------
Net increase in net assets resulting from operations                                    70,915,346           254,347,071

---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Non-Service shares                                                                     (36,989,595)          (22,674,018)
Service shares                                                                        (140,242,199)          (53,839,537)
                                                                               --------------------------------------------
                                                                                      (177,231,794)          (76,513,555)
---------------------------------------------------------------------------------------------------------------------------

Distributions from net realized gain:
Non-Service shares                                                                      (8,547,484)                   --
Service shares                                                                         (33,595,865)                   --
                                                                               --------------------------------------------
                                                                                       (42,143,349)                   --

---------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                      94,167,662            88,509,398
Service shares                                                                         673,944,753         1,341,464,972
                                                                               --------------------------------------------
                                                                                       768,112,415         1,429,974,370

---------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

Total increase                                                                         619,652,618         1,607,807,886
---------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  3,610,627,409         2,002,819,523
                                                                               --------------------------------------------
End of period (including accumulated net investment income of $100,768,920
and $174,553,620, respectively)                                                $     4,230,280,027       $ 3,610,627,409
                                                                               ============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F49 | OPPENHEIMER STRATEGIC BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                  SIX MONTHS
                                                       ENDED
                                               JUNE 30, 2008                                              YEAR ENDED DECEMBER 31,
NON-SERVICE SHARES                               (UNAUDITED)          2007          2006         2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $     5.56     $    5.26     $    5.11     $   5.21    $     5.05    $    4.57
Income (loss) from investment operations:
Net investment income                                    .15 1         .28 1         .26 1        .25 1         .22 1        .22
Net realized and unrealized gain (loss)                 (.03)          .21           .11         (.12)          .20          .56
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         .12           .49           .37          .13           .42          .78
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                    (.27)         (.19)         (.22)        (.23)         (.26)        (.30)
Distributions from net realized gain                    (.06)           --            --           --            --           --
                                                  ----------------------------------------------------------------------------------
Total dividends and distributions to
shareholders                                            (.33)         (.19)         (.22)        (.23)         (.26)        (.30)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     5.35     $    5.56     $    5.26     $   5.11    $     5.21    $    5.05
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      2.22%         9.69%         7.49%        2.67%         8.67%       18.07%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $  798,648     $ 734,611     $ 606,632     $538,141    $  614,915    $ 571,445
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  778,744     $ 664,668     $ 564,248     $ 550,201   $  584,878    $ 472,213
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.45%         5.34%         5.05%        4.91%         4.50%        5.61%
Total expenses                                          0.58% 4       0.59% 4       0.64% 4      0.71%         0.74%        0.75%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                      0.56%         0.57%         0.63%        0.71%         0.74%        0.75%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   48% 5         76% 5         93% 5        98% 5         88% 5       117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated funds, excluding investments in Master Funds, were as follows:

          Six Months Ended June 30, 2008       0.59%
          Year Ended December 31, 2007         0.61%
          Year Ended December 31, 2006         0.64%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS     SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2008      $          216,625,616     $     175,568,696
Year Ended December 31, 2007                 1,061,009,472         1,120,098,096
Year Ended December 31, 2006                   742,785,501           749,719,239
Year Ended December 31, 2005                   890,029,144           873,786,459
Year Ended December 31, 2004                   959,649,113            973488,511

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    F50 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                       SIX MONTHS
                                            ENDED
                                    JUNE 30, 2008                                                   YEAR ENDED DECEMBER 31,
SERVICE SHARES                        (UNAUDITED)            2007           2006           2005          2004          2003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
period                                $      5.65     $      5.34     $     5.19     $     5.29     $    5.13     $    4.67
Income (loss) from investment
operations:
Net investment income                         .14 1           .28 1          .25 1          .21 1         .19 1         .27
Net realized and unrealized gain
(loss)                                       (.04)            .22            .11           (.08)          .22           .49
                                      ----------------------------------------------------------------------------------------
Total from investment operations              .10             .50            .36            .13           .41           .76
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment
income                                       (.26)           (.19)          (.21)          (.23)         (.25)         (.30)
Distributions from net realized
gain                                         (.06)             --             --             --            --            --
                                      ----------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                              (.32)           (.19)          (.21)          (.23)         (.25)         (.30)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $      5.43 $          5.65     $     5.34 $         5.19 $        5.29     $    5.13
                                      ========================================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2           1.83%           9.55%          7.23%          2.48%         8.43%        17.16%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in
thousands)                            $ 3,431,632     $ 2,876,016     $1,396,188     $  658,107     $ 242,705     $  79,782
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)     $ 3,180,082     $ 2,075,028     $1,016,582     $  408,515     $ 150,040     $  34,744
Ratios to average net assets: 3
------------------------------------------------------------------------------------------------------------------------------
Net investment income                        5.21%           5.08%          4.83%          4.20%         3.82%         4.57%
Total expenses                               0.82% 4         0.84% 4        0.89% 4        0.96%         0.99%         1.02%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses              0.80%           0.82%          0.88%          0.96%         0.99%         1.02%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        48% 5           76% 5          93% 5          98% 5         88% 5        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated funds, excluding investments in Master Funds, were as follows:

            Six Months Ended June 30, 2008   0.83%
            Year Ended December 31, 2007     0.86%
            Year Ended December 31, 2006     0.89%

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------
Six Months Ended June 30, 2008          $  216,625,616      $  175,568,696
Year Ended December 31, 2007             1,061,009,472       1,120,098,096
Year Ended December 31, 2006               742,785,501         749,719,239
Year Ended December 31, 2005               890,029,144         873,786,459
Year Ended December 31, 2004               959,649,113         973,488,511

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F51 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Bond Fund/VA (the "Fund") is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

                    F52 | OPPENHEIMER STRATEGIC BOND FUND/VA

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

--------------------------------------------------------------------------------
CATASTROPHE/EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

                   F53 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                     WHEN-ISSUED OR DELAYED DELIVERY
                                                  BASIS TRANSACTIONS
              ------------------------------------------------------
              Purchased securities                      $ 95,586,233
              Sold securities                              3,486,308

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may short sell when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out. Short positions are reported on a schedule following the Statement of Investments.

--------------------------------------------------------------------------------
CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2008, securities with an aggregate market value of $1,458,188, representing 0.03% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                    F54 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "master funds"). Each master fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.

      The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of master funds's expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the master funds.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

                    F55 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      During the fiscal year ended December 31, 2007, the Fund utilized $13,349,869 of capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October passive foreign investment company losses of $19,681 and straddle losses of $195,725.

      As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will utilize $215,406 of capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities          $ 4,333,636,434
          Federal tax cost of other investments        23,410,603
                                                  ---------------
          Total federal tax cost                  $ 4,357,047,037
                                                  ===============

          Gross unrealized appreciation           $   118,302,015
          Gross unrealized depreciation              (175,435,332)
                                                  ---------------
          Net unrealized depreciation             $   (57,133,317)
                                                  ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

                    F56 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS ENDED JUNE 30, 2008      YEAR ENDED DECEMBER 31, 2007
                                                     SHARES            AMOUNT         SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                             23,030,523    $  126,178,489     27,845,638    $   149,207,278
Dividends and/or distributions reinvested         8,575,721        45,537,079      4,394,189         22,674,018
Redeemed                                        (14,254,973)      (77,547,906)   (15,524,784)       (83,371,898)
                                               -------------------------------------------------------------------
Net increase                                     17,351,271    $   94,167,662     16,715,043    $    88,509,398
                                               ===================================================================

------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                            108,023,279    $  601,804,250    244,861,091    $ 1,327,141,100
Dividends and/or distributions reinvested        32,192,234       173,838,064     10,255,150         53,839,537
Redeemed                                        (17,956,486)     (101,697,561)    (7,224,289)       (39,515,665)
                                               -------------------------------------------------------------------
Net increase                                    122,259,027    $  673,944,753    247,891,952    $ 1,341,464,972
                                               ===================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                            PURCHASES             SALES
      -----------------------------------------------------------------
      Investment securities           $ 1,376,614,386   $ 1,013,400,116
      U.S. government and
      government agency obligations       238,184,870       279,695,029
      To Be Announced (TBA)
      mortgage-related securities         216,625,616       175,568,696

                   F57 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

               FEE SCHEDULE
               --------------------------
               Up to $200 million   0.75%
               Next $200 million    0.72
               Next $200 million    0.69
               Next $200 million    0.66
               Next $200 million    0.60
               Over $1 billion      0.50

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $9,956 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. These fees are paid out of the Fund's assets on an on-going basis and increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in IMMF and the master funds. During the six months ended June 30, 2008, the Manager waived $473,592 for management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

                    F58 | OPPENHEIMER STRATEGIC BOND FUND/VA

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

                    F59 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

Written option activity for the six months ended June 30, 2008 was as follows:

                                               CALL OPTIONS                      PUT OPTIONS
                            -------------------------------    --------------------------------
                                  NUMBER OF       AMOUNT OF         NUMBER OF      AMOUNT OF
                                  CONTRACTS        PREMIUMS         CONTRACTS       PREMIUMS
-----------------------------------------------------------------------------------------------
Options outstanding as of
December 31, 2007             2,878,960,000    $    384,268         6,960,000    $    52,511
Options written              11,868,025,000       2,819,503    12,023,355,000      3,019,910
Options closed or expired    (8,481,835,000)     (1,727,443)   (6,693,725,000)    (1,712,756)
Options exercised            (6,265,150,000)     (1,476,328)   (5,336,590,000)    (1,359,665)
                            -------------------------------------------------------------------
Options outstanding as of
June 30, 2008                            --    $         --                --    $        --
                            ===================================================================

--------------------------------------------------------------------------------
8. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

                    F60 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

      Currency swap agreements include exchange rate risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received.

--------------------------------------------------------------------------------
SWAPTION TRANSACTIONS. The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

      Swaptions are marked to market daily using primarily quotations from counterparties and brokers. Written swap-tions are reported on a schedule following the Statement of Investments. Written swaptions are reported as a liability in the Statement of Assets and Liabilities. The difference between the premium received or paid, and market value of the swaption, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.

      Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund purchases a swaption it risks losing only the amount of the premium they have paid if the option expires unexercised. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.

--------------------------------------------------------------------------------
9.ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

                    F61 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2008, the Fund had on loan securities valued at $18,470,077. Collateral of $18,894,100 was received for the loans, of which all was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
11. UNFUNDED PURCHASE COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase commitments of $21,116,470 at June 30, 2008. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

As of June 30, 2008, the Fund had unfunded purchase commitments as follows:

                                          COMMITMENT
                                         TERMINATION      UNFUNDED
                                                DATE        AMOUNT
       -----------------------------------------------------------
       Deutsche Bank AG,
       Opic Reforma Credit Linked Nts.      10/23/13   $ 9,116,470

                                                          COMMITMENT
                                                            INTEREST   TERMINATION      UNFUNDED     UNREALIZED
                                                                RATE          DATE        AMOUNT   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
Deutsche Bank AG; An unfunded commitment that
Oppenheimer receives .50% quarterly; and will pay out,
upon request, up to 30,490,000 USD to a Peruvian Trust
through Deutsche Bank's Global Note Program. Upon
funding requests, the unfunded portion decreases and new
structured securities will be created and held by the
fund to maintain a consistent exposure level.                   0.50%      9/20/10  $ 12,000,000  $      80,786


--------------------------------------------------------------------------------
12. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standard Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                    F62 | OPPENHEIMER STRATEGIC BOND FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                    7 | OPPENHEIMER STRATEGIC BOND FUND/VA




  JUNE 30, 2008

--------------------------------------------------------------------------------

     Oppenheimer
     Global Securities                                           Management
     Fund/VA                                                    Commentaries
     A Series of Oppenheimer Variable Account Funds                 and
                                                                 Semiannual
                                                                   Report

--------------------------------------------------------------------------------

     MANAGEMENT COMMENTARIES

           Investment Strategy Discussion

           Listing of Top Holdings

     SEMIANNUAL REPORT

           Listing of Investments

           Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                   5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FUND EXPENSES Continued
--------------------------------------------------------------------------------

                                       BEGINNING           ENDING            EXPENSES
                                       ACCOUNT             ACCOUNT           PAID DURING
                                       VALUE               VALUE             6 MONTHS ENDED
ACTUAL                                 JANUARY 1, 2008     JUNE 30, 2008     JUNE 30, 2008
-------------------------------------------------------------------------------------------
Non-Service Shares                     $1,000.00           $  866.20         $3.02
-------------------------------------------------------------------------------------------
Service Shares                          1,000.00              864.90          4.18
-------------------------------------------------------------------------------------------
Class 3 Shares                          1,000.00              865.90          3.02
-------------------------------------------------------------------------------------------
Class 4 Shares                          1,000.00              864.90          4.23

HYPOTHTICAL
(5% return before expenses)
-------------------------------------------------------------------------------------------
Non-Service Shares                      1,000.00            1,021.63          3.27
-------------------------------------------------------------------------------------------
Service Shares                          1,000.00            1,020.39          4.53
-------------------------------------------------------------------------------------------
Class 3 Shares                          1,000.00            1,021.63          3.27
-------------------------------------------------------------------------------------------
Class 4 Shares                          1,000.00            1,020.34          4.58

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS                  EXPENSE RATIOS
-------------------------------------
Non-Service Shares         0.65%
-------------------------------------
Service Shares             0.90
-------------------------------------
Class 3 Shares             0.65
-------------------------------------
Class 4 Shares             0.91

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                   6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCKS--97.4%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--17.8%
--------------------------------------------------------------------------------
AUTOMOBILES--2.4%
Bayerische Motoren Werke
(BMW) AG                                              683,302    $  32,866,574
--------------------------------------------------------------------------------
Porsche Automobil Holding                             158,890       24,443,653
--------------------------------------------------------------------------------
Toyota Motor Corp.                                    484,700       22,799,248
                                                                 ---------------
                                                                    80,109,475

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.6%
Aristocrat Leisure Ltd.                               430,600        2,650,151
--------------------------------------------------------------------------------
Carnival Corp.                                      1,121,100       36,951,456
--------------------------------------------------------------------------------
International Game Technology                         437,500       10,928,750
--------------------------------------------------------------------------------
McDonald's Corp.                                      601,700       33,827,574
--------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                296,600        1,465,204
                                                                 ---------------
                                                                    85,823,135

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.7%
Sony Corp.                                          1,300,800       55,889,153
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Sega Sammy Holdings, Inc.                             524,500        4,573,970
--------------------------------------------------------------------------------
MEDIA--4.0%
Dish TV India Ltd. 1                                2,415,722        1,687,215
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                    1,686,896       39,844,484
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                     10,120,810       19,431,955
--------------------------------------------------------------------------------
Walt Disney Co. (The)                               1,313,400       40,978,080
--------------------------------------------------------------------------------
Wire & Wireless India Ltd. 1                        2,278,650        1,138,663
--------------------------------------------------------------------------------
WPP Group plc                                       1,456,690       14,050,436
--------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                  2,789,310       12,965,997
                                                                 ---------------
                                                                   130,096,830

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
Hennes & Mauritz AB, Cl. B                          1,174,500       63,393,197
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                         662,700       30,529,650
--------------------------------------------------------------------------------
Tiffany & Co.                                         874,100       35,619,575
                                                                 ---------------
                                                                   129,542,422

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Bulgari SpA                                         1,713,618       17,247,214
--------------------------------------------------------------------------------
Burberry Group plc                                  1,393,338       12,509,866
--------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                     517,580       53,943,228
--------------------------------------------------------------------------------
Tod's SpA                                             282,297       15,507,356
                                                                 ---------------
                                                                    99,207,664

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.5%
--------------------------------------------------------------------------------
BEVERAGES--2.4%
Diageo plc                                          1,014,425       18,670,027

                                                       SHARES            VALUE
--------------------------------------------------------------------------------
BEVERAGES Continued
Dr. Pepper Snapple Group, Inc. 1                      405,530    $   8,508,019
--------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD            8,049,300       36,636,331
--------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                     3,312,500       16,859,443
                                                                 ---------------
                                                                    80,673,820

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.8%
Seven & I Holdings Co. Ltd.                           466,053       13,298,871
--------------------------------------------------------------------------------
Tesco plc                                           4,336,125       31,895,846
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                 809,000       45,465,800
                                                                 ---------------
                                                                    90,660,517

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Cadbury plc                                         2,162,781       27,138,557
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.5%
Colgate-Palmolive Co.                                 355,900       24,592,690
--------------------------------------------------------------------------------
Hindustan Unilever Ltd.                             4,383,800       21,106,430
--------------------------------------------------------------------------------
Reckitt Benckiser Group plc                           718,388       36,416,641
                                                                 ---------------
                                                                    82,115,761

--------------------------------------------------------------------------------
ENERGY--6.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.2%
Technip SA                                            531,180       48,838,298
--------------------------------------------------------------------------------
Transocean, Inc.                                      367,972       56,075,253
                                                                 ---------------
                                                                   104,913,551

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.4%
BP plc, ADR                                           472,469       32,869,668
--------------------------------------------------------------------------------
Husky Energy, Inc.                                  1,114,530       53,360,159
--------------------------------------------------------------------------------
Total SA                                              309,860       26,442,063
                                                                 ---------------
                                                                   112,671,890

--------------------------------------------------------------------------------
FINANCIALS--12.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.8%
3i Group plc                                          922,940       15,079,319
--------------------------------------------------------------------------------
Credit Suisse Group AG                                996,431       45,211,945
                                                                 ---------------
                                                                    60,291,264

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.2%
HSBC Holdings plc                                   2,371,087       36,764,810
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR 1                      257,250        7,398,510
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)              8,374,280       35,716,800
--------------------------------------------------------------------------------
Societe Generale, Cl. A                               273,640       23,557,433
--------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                   4,425       33,296,370
                                                                 ---------------
                                                                   136,733,923

                   F1 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Citigroup, Inc.                                     1,076,000   $   18,033,760
--------------------------------------------------------------------------------
Investor AB, B Shares                               1,408,354       29,558,510
                                                                ----------------
                                                                    47,592,270

--------------------------------------------------------------------------------
INSURANCE--5.2%
ACE Ltd.                                              338,271       18,635,349
--------------------------------------------------------------------------------
AFLAC, Inc.                                           510,800       32,078,240
--------------------------------------------------------------------------------
Allianz SE                                            254,818       44,858,142
--------------------------------------------------------------------------------
American International Group, Inc.                  1,180,450       31,234,707
--------------------------------------------------------------------------------
Prudential plc                                      2,373,857       25,201,987
--------------------------------------------------------------------------------
Sony Financial Holdings, Inc.                           2,239        9,003,654
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                458,800        9,432,928
                                                                ----------------
                                                                   170,445,007

--------------------------------------------------------------------------------
HEALTH CARE--6.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.5%
Acadia Pharmaceuticals, Inc. 1                        302,500        1,116,225
--------------------------------------------------------------------------------
Basilea Pharmaceutica AG 1                             22,441        3,655,408
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               487,020       25,787,709
--------------------------------------------------------------------------------
InterMune, Inc. 1                                     273,600        3,589,632
--------------------------------------------------------------------------------
NicOx SA 1                                            212,570        3,021,770
--------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1                     178,102        2,571,793
--------------------------------------------------------------------------------
Seattle Genetics, Inc. 1                              524,228        4,434,969
--------------------------------------------------------------------------------
Theravance, Inc. 1                                    451,800        5,362,866
                                                                ----------------
                                                                    49,540,372

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Smith & Nephew plc                                  1,518,547       16,677,875
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Aetna, Inc.                                           297,400       12,053,622
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                     179,135        8,537,574
                                                                ----------------
                                                                    20,591,196

--------------------------------------------------------------------------------
PHARMACEUTICALS--4.2%
Chugai Pharmaceutical Co. Ltd.                        574,900        9,198,617
--------------------------------------------------------------------------------
Roche Holding AG                                      368,947       66,204,160
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                     451,375       30,028,051
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                 1,631,000       32,179,168
                                                                ----------------
                                                                   137,609,996

--------------------------------------------------------------------------------
INDUSTRIALS--13.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.9%
Boeing Co.                                            219,100       14,399,252
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR             797,883       21,143,900
--------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.             1,382,350       25,945,025
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 225,200       22,218,232

                                                       SHARES            VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Northrop Grumman Corp.                                281,100   $   18,805,590
--------------------------------------------------------------------------------
Raytheon Co.                                          433,900       24,419,892
                                                                ----------------
                                                                   126,931,891

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.0%
TNT NV                                                736,800       25,026,762
--------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                    135,700        8,341,479
                                                                ----------------
                                                                    33,368,241

--------------------------------------------------------------------------------
BUILDING PRODUCTS--1.0%
Assa Abloy AB, Cl. B                                2,344,385       33,964,183
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Experian Group Ltd.                                 1,091,029        8,063,068
--------------------------------------------------------------------------------
Secom Co. Ltd.                                        358,600       17,425,964
                                                                ----------------
                                                                    25,489,032

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.7%
Emerson Electric Co.                                  807,200       39,916,040
--------------------------------------------------------------------------------
Mitsubishi Electric Corp.                           1,508,000       16,260,865
                                                                ----------------
                                                                    56,176,905

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.6%
3M Co.                                                502,000       34,934,180
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips
Electronics NV                                      1,266,800       42,777,730
--------------------------------------------------------------------------------
Siemens AG                                            676,917       74,732,217
                                                                ----------------
                                                                   152,444,127

--------------------------------------------------------------------------------
MACHINERY--0.4%
Fanuc Ltd.                                            116,000       11,328,530
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--26.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.5%
Corning, Inc.                                       1,773,500       40,879,175
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                            2,213,500       49,095,430
--------------------------------------------------------------------------------
Tandberg ASA                                        1,096,550       17,977,288
--------------------------------------------------------------------------------
Telefonaktiebolaget LM
Ericsson, B Shares                                 10,102,580      104,251,620
                                                                ----------------
                                                                   212,203,513

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
Hoya Corp.                                            929,900       21,499,313
--------------------------------------------------------------------------------
Keyence Corp.                                          88,140       20,992,236
--------------------------------------------------------------------------------
Kyocera Corp.                                         181,200       17,064,557
--------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                         548,600       26,021,831
--------------------------------------------------------------------------------
Nidec Corp.                                           153,200       10,200,348
                                                                ----------------
                                                                    95,778,285

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
eBay, Inc. 1                                        2,007,800       54,873,174

                   F2 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                       SHARES            VALUE
--------------------------------------------------------------------------------
IT SERVICES--2.7%
Automatic Data Processing, Inc.                     1,074,300   $   45,013,170
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                           1,088,426       43,936,741
                                                                ----------------
                                                                    88,949,911

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.4%
Altera Corp.                                        1,294,400       26,794,080
--------------------------------------------------------------------------------
Cree, Inc. 1                                          752,400       17,162,244
--------------------------------------------------------------------------------
Linear Technology Corp.                               519,296       16,913,471
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                     1,193,965       25,252,360
--------------------------------------------------------------------------------
MediaTek, Inc.                                      2,790,335       32,175,312
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd. 1                           12,449,176       26,659,521
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 1                       1,023,812       11,169,789
--------------------------------------------------------------------------------
Xilinx, Inc.                                          864,900       21,838,725
                                                                ----------------
                                                                   177,965,502

--------------------------------------------------------------------------------
SOFTWARE--7.1%
Adobe Systems, Inc. 1                               1,198,263       47,199,580
--------------------------------------------------------------------------------
Enix Corp.                                            583,500       17,254,697
--------------------------------------------------------------------------------
Intuit, Inc. 1                                      1,487,300       41,004,861
--------------------------------------------------------------------------------
Microsoft Corp.                                     1,957,100       53,839,821
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                      42,100       23,749,023
--------------------------------------------------------------------------------
SAP AG                                                993,765       51,852,146
                                                                ----------------
                                                                   234,900,128

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.0%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.0%
KDDI Corp.                                              5,947       36,739,954
--------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                            1,328,660       27,596,268
--------------------------------------------------------------------------------
Vodafone Group plc                                 23,395,112       68,933,170
                                                                ----------------
                                                                   133,269,392

--------------------------------------------------------------------------------
UTILITIES--1.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.4%
Fortum Oyj                                            896,100       45,514,674
                                                                ----------------
Total Common Stocks
(Cost $2,695,604,374)                                            3,206,056,136

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.9%
--------------------------------------------------------------------------------

Bayerische Motoren Werke
(BMW) AG, Preference                                  207,040        8,156,566
--------------------------------------------------------------------------------
Companhia de Bebidas das Americas
ADR, Preference                                       333,415       21,121,840
                                                                ----------------

Total Preferred Stocks
(Cost $14,805,444)                                                  29,278,406

                                                    PRINCIPAL
                                                       AMOUNT            VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.1%
--------------------------------------------------------------------------------

Theravance, Inc., 3%
Cv. Sub. Nts., 1/15/15
(Cost $2,882,000)                                  $2,882,000   $    2,067,835

                                                       SHARES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT COMPANY--1.3%
--------------------------------------------------------------------------------

Oppenheimer Institutional Money
Market Fund, Cl. E, 2.69% 2,3
(Cost $43,401,025)                                 43,401,025       43,401,025

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,756,692,843)                                    99.7%   3,280,803,402
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.3       11,210,911
                                                   -----------------------------
NET ASSETS                                              100.0%  $3,292,014,313
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:


                                     SHARES         GROSS         GROSS          SHARES
                          DECEMBER 31, 2007     ADDITIONS    REDUCTIONS   JUNE 30, 2008
-----------------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E                      68,796,760   284,787,275   310,183,010      43,401,025

                                                                               DIVIDEND
                                                                  VALUE          INCOME
-----------------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E                                                 $43,401,025   $   1,024,443

3. Rate shown is the 7-day yield as of June 30, 2008.

                  F3 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                      INVESTMENTS IN   OTHER FINANCIAL
                                                          SECURITIES      INSTRUMENTS*
      ----------------------------------------------------------------------------------
      Level 1--Quoted Prices                          $2,402,745,171   $        13,315
      Level 2--Other Significant Observable Inputs       878,058,231                --
      Level 3--Significant Unobservable Inputs                    --                --
                                                      ----------------------------------
      Total                                           $3,280,803,402   $        13,315
                                                      ==================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                    CONTRACT
                                                      AMOUNT      EXPIRATION                   UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                     BUY/SELL     (000s)            DATE         VALUE   APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)             Sell          1,049 GBP      7/1/08   $ 2,088,732   $         --   $      3,957
British Pound Sterling (GBP)             Buy             526 GBP      7/1/08     1,048,232          2,094             --
Japanese Yen (JPY)                       Buy         276,826 JPY      7/1/08     2,607,018         16,468             --
Norwegian Krone (NOK)                    Buy             702 NOK      7/1/08       137,862             --          1,290
                                                                                             -----------------------------
Total unrealized appreciation and
depreciation                                                                                 $     18,562   $      5,247
                                                                                             =============================

                  F4 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE       PERCENT
-------------------------------------------------------------------------------
United States                                  $   1,050,939,816          32.0%
Japan                                                398,776,369          12.2
United Kingdom                                       371,925,002          11.3
Germany                                              236,909,298           7.2
Sweden                                               231,167,510           7.1
France                                               211,775,868           6.5
Switzerland                                          115,071,513           3.5
Mexico                                                93,340,258           2.8
India                                                 88,233,556           2.7
Cayman Islands                                        84,143,530           2.6
Taiwan                                                70,004,622           2.1
The Netherlands                                       67,804,492           2.1
Canada                                                53,360,159           1.6
Finland                                               45,514,674           1.4
Brazil                                                42,265,740           1.3
Italy                                                 32,754,570           1.0
Spain                                                 30,529,650           0.9
Korea, Republic of South                              27,596,268           0.8
Norway                                                17,977,288           0.6
Jersey, Channel Islands                                8,063,068           0.2
Australia                                              2,650,151           0.1
                                               --------------------------------
Total                                          $   3,280,803,402         100.0%
                                               ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,713,291,818)                             $ 3,237,402,377
Affiliated companies (cost $43,401,025)                                       43,401,025
                                                                         -----------------
                                                                           3,280,803,402
------------------------------------------------------------------------------------------
Cash                                                                           3,417,583
------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $1,474,249)                                     1,577,335
------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts                    18,562
------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                             6,421,258
Interest and dividends                                                         5,737,866
Investments sold                                                               2,091,989
Other                                                                            383,414
                                                                         -----------------
Total assets                                                               3,300,451,409

------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------

Unrealized depreciation on foreign currency exchange contracts                     5,247
------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                          4,383,044
Shares of beneficial interest redeemed                                         2,800,783
Distribution and service plan fees                                               818,554
Shareholder communications                                                       241,801
Trustees' compensation                                                            53,028
Transfer and shareholder servicing agent fees                                      3,526
Other                                                                            131,113
                                                                         -----------------
Total liabilities                                                              8,437,096

------------------------------------------------------------------------------------------
NET ASSETS                                                               $ 3,292,014,313
                                                                         =================

------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                               $       112,781
------------------------------------------------------------------------------------------
Additional paid-in capital                                                 2,661,457,574
------------------------------------------------------------------------------------------
Accumulated net investment income                                             29,732,942
------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                         76,246,005
------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                     524,465,011
                                                                         -----------------
NET ASSETS                                                               $ 3,292,014,313
                                                                         =================

------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------

Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,782,954,985 and 60,924,173 shares
of beneficial interest outstanding)                                      $         29.27
------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,122,617,680 and 38,687,835
shares of beneficial interest outstanding)                               $         29.02
------------------------------------------------------------------------------------------
Class 3 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $286,218,438 and 9,718,447 shares of
beneficial interest outstanding)                                         $         29.45
------------------------------------------------------------------------------------------
Class 4 Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $100,223,210 and 3,450,855 shares of
beneficial interest outstanding)                                         $         29.04

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $2,480,450)   $    53,602,585
Affiliated companies                                                            1,024,443
-------------------------------------------------------------------------------------------
Portfolio lending fees                                                          2,121,619
-------------------------------------------------------------------------------------------
Interest                                                                           48,854
                                                                          -----------------
Total investment income                                                        56,797,501

-------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------

Management fees                                                                11,060,413
-------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                  1,481,570
Class 4 shares                                                                    135,592
-------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                  4,836
Service shares                                                                      4,897
Class 3 shares                                                                      4,971
Class 4 shares                                                                      4,988
-------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                 53,717
Service shares                                                                     32,629
Class 3 shares                                                                      8,762
Class 4 shares                                                                      2,998
-------------------------------------------------------------------------------------------
Custodian fees and expenses                                                       193,942
-------------------------------------------------------------------------------------------
Trustees' compensation                                                             33,593
-------------------------------------------------------------------------------------------
Administration service fees                                                           750
-------------------------------------------------------------------------------------------
Other                                                                              61,659
                                                                          -----------------
Total expenses                                                                 13,085,317
Less reduction to custodian expenses                                               (1,915)
Less waivers and reimbursements of expenses                                       (29,281)
                                                                          -----------------
Net expenses                                                                   13,054,121

-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          43,743,380

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------

Net realized gain on:
Investments from unaffiliated companies                                        71,626,176
Foreign currency transactions                                                  14,264,129
                                                                          -----------------
Net realized gain                                                              85,890,305
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  (733,076,482)
Translation of assets and liabilities denominated in foreign currencies        77,840,373
                                                                          -----------------
Net change in unrealized appreciation                                        (655,236,109)

-------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  (525,602,424)
                                                                          =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS
                                                                                   ENDED        YEAR ENDED
                                                                           JUNE 30, 2008      DECEMBER 31,
                                                                             (UNAUDITED)              2007
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------

Net investment income                                                    $    43,743,380   $    44,674,647
-------------------------------------------------------------------------------------------------------------
Net realized gain                                                             85,890,305       240,399,758
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                       (655,236,109)      (48,606,722)
                                                                         ------------------------------------
Net increase (decrease) in net assets resulting from operations             (525,602,424)      236,467,683

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Non-Service shares                                                           (26,708,494)      (30,881,671)
Service shares                                                               (13,401,398)      (12,491,101)
Class 3 shares                                                                (4,326,225)       (5,291,097)
Class 4 shares                                                                (1,190,079)       (1,330,580)
                                                                         ------------------------------------
                                                                             (45,626,196)      (49,994,449)

-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                          (117,354,093)     (112,256,514)
Service shares                                                               (71,861,924)      (52,238,025)
Class 3 shares                                                               (19,045,871)      (19,263,594)
Class 4 shares                                                                (6,614,741)       (5,788,329)
                                                                         ------------------------------------
                                                                            (214,876,629)     (189,546,462)

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                            19,849,841      (104,231,544)
Service shares                                                                82,852,670       321,202,694
Class 3 shares                                                                (5,163,141)      (34,573,579)
Class 4 shares                                                                   790,529         9,459,510
                                                                         ------------------------------------
                                                                              98,329,899       191,857,081

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                   (687,775,350)      188,783,853
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                        3,979,789,663     3,791,005,810
                                                                         ------------------------------------
End of period (including accumulated net investment income of
$29,732,942 and $31,615,758, respectively)                               $ 3,292,014,313   $ 3,979,789,663
                                                                         ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F8 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                               ENDED
                                                       JUNE 30, 2008                                  YEAR ENDED DECEMBER 31,
NON-SERVICE SHARES                                       (UNAUDITED)               2007               2006               2005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $       36.60         $    36.79         $    33.38         $    29.51
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .41 1              .45 1              .43 1              .32 1
Net realized and unrealized gain (loss)                        (5.26)              1.69               5.20               3.85
                                                       ---------------------------------------------------------------------------
Total from investment operations                               (4.85)              2.14               5.63               4.17
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.46)              (.50)              (.36)              (.30)
Distributions from net realized gain                           (2.02)             (1.83)             (1.86)                --
                                                       ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders           (2.48)             (2.33)             (2.22)              (.30)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $       29.27         $    36.60         $    36.79         $    33.38
                                                       ===========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            (13.38)%             6.32%             17.69%             14.31%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $   1,782,955         $2,193,638         $2,297,315         $2,124,413
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   1,946,842         $2,302,726         $2,189,511         $2,123,523
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           2.55%              1.21%              1.27%              1.08%
Total expenses                                                  0.65% 4,5,6        0.65% 4,5,6        0.66% 4,5,6        0.67% 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            8%                18%                21%                35%

                                                                YEAR ENDED DECEMBER 31,
NON-SERVICE SHARES                                              2004               2003
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $       25.08         $    17.70
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .26 1              .19
Net realized and unrealized gain (loss)                         4.49               7.34
                                                       -------------------------------------
Total from investment operations                                4.75               7.53
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.32)              (.15)
Distributions from net realized gain                              --                 --
                                                       -------------------------------------
Total dividends and/or distributions to shareholders            (.32)              (.15)
--------------------------------------------------------------------------------------------
Net asset value, end of period                         $       29.51         $    25.08
                                                       =====================================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             19.16%             43.02%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $   2,518,867         $2,280,752
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   2,451,188         $1,751,226
--------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           1.01%              0.99%
Total expenses                                                  0.66% 5            0.67% 5
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                           30%                34%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2008        0.65%
      Year Ended December 31, 2007          0.65%
      Year Ended December 31, 2006          0.66%

5. Reduction to custodian expenses less than 0.005%.

6. Waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F9 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                               ENDED
                                                       JUNE 30, 2008                                  YEAR ENDED DECEMBER 31,
SERVICE SHARES                                           (UNAUDITED)               2007               2006               2005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $       36.27         $    36.49         $    33.16         $    29.33
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .37 1              .33 1              .33 1              .24 1
Net realized and unrealized gain (loss)                        (5.22)              1.72               5.16               3.84
                                                       ---------------------------------------------------------------------------
Total from investment operations                               (4.85)              2.05               5.49               4.08
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.38)              (.44)              (.30)              (.25)
Distributions from net realized gain                           (2.02)             (1.83)             (1.86)                --
                                                       ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders           (2.40)             (2.27)             (2.16)              (.25)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $       29.02         $    36.27         $    36.49         $    33.16
                                                       ===========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            (13.51)%             6.08%             17.36%             14.06%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $   1,122,618         $1,300,989         $  983,558         $  557,284
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   1,190,801         $1,180,656         $  750,499         $  413,849
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           2.33%              0.91%              0.98%              0.79%
Total expenses                                                  0.90% 4,5,6        0.89% 4,5,6        0.91% 4,5,6        0.92% 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            8%                18%                21%                35%

                                                                YEAR ENDED DECEMBER 31,
SERVICE SHARES                                                  2004               2003
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $       24.96         $    17.61
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .20 1              .12
Net realized and unrealized gain (loss)                         4.46               7.36
                                                       -------------------------------------
Total from investment operations                                4.66               7.48
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.29)              (.13)
Distributions from net realized gain                              --                 --
                                                       -------------------------------------
Total dividends and/or distributions to shareholders            (.29)              (.13)
--------------------------------------------------------------------------------------------
Net asset value, end of period                         $       29.33   $          24.96
                                                       =====================================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             18.88%             42.86%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $     346,403         $  168,739
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $     247,490         $   91,800
--------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                           0.77%              0.68%
Total expenses                                                  0.91% 5            0.93% 5
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                           30%                34%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2008        0.90%
      Year Ended December 31, 2007          0.89%
      Year Ended December 31, 2006          0.91%

5. Reduction to custodian expenses less than 0.005%.

6. Waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F10 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                          SIX MONTHS
                                                               ENDED
                                                       JUNE 30, 2008                                  YEAR ENDED DECEMBER 31,
CLASS 3 SHARES                                           (UNAUDITED)               2007               2006               2005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $       36.82         $    36.99         $    33.55         $    29.65
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .41 2              .45 2              .43 2              .32 2
Net realized and unrealized gain (loss)                        (5.30)              1.71               5.23               3.88
                                                       ---------------------------------------------------------------------------
Total from investment operations                               (4.89)              2.16               5.66               4.20
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.46)              (.50)              (.36)              (.30)
Distributions from net realized gain                           (2.02)             (1.83)             (1.86)                --
                                                       ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders           (2.48)             (2.33)             (2.22)              (.30)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $       29.45         $    36.82         $    36.99         $    33.55
                                                       ===========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (13.41)%             6.34%             17.69%             14.34%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $     286,218         $  361,621         $  395,901         $  346,064
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $     316,717         $  391,270         $  369,406         $  296,252
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           2.54%              1.22%              1.26%              1.06%
Total expenses                                                  0.65% 5,6,7        0.65% 5,6,7        0.66% 5,6,7        0.67% 6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            8%                18%                21%                35%

                                                                YEAR ENDED DECEMBER 31,
CLASS 3 SHARES                                                  2004             2003 1
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $       25.19         $    17.55
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .26 2              .07
Net realized and unrealized gain (loss)                         4.52               7.57
                                                       -------------------------------------
Total from investment operations                                4.78               7.64
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.32)                --
Distributions from net realized gain                              --                 --
                                                       -------------------------------------
Total dividends and/or distributions to shareholders            (.32)                --
--------------------------------------------------------------------------------------------
Net asset value, end of period                         $       29.65         $    25.19
                                                       =====================================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             19.19%             43.53%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $     265,044         $  147,576
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $     199,388         $   80,579
--------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           1.00%              0.73%
Total expenses                                                  0.66% 6            0.68% 6
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                           30%                34%


1. For the period from May 1, 2003 (inception of offering) to December 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2008        0.65%
      Year Ended December 31, 2007          0.65%
      Year Ended December 31, 2006          0.66%

6. Reduction to custodian expenses less than 0.005%.

7. Waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F11 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                               ENDED
                                                       JUNE 30, 2008                                  YEAR ENDED DECEMBER 31,
CLASS 4 SHARES                                           (UNAUDITED)               2007               2006               2005
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $       36.28         $    36.49         $    33.15         $    29.35
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .36                .34                .34                .24
Net realized and unrealized gain (loss)                        (5.22)              1.70               5.16               3.84
                                                       ---------------------------------------------------------------------------
Total from investment operations                               (4.86)              2.04               5.50               4.08
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.36)              (.42)              (.30)              (.28)
Distributions from net realized gain                           (2.02)             (1.83)             (1.86)                --
                                                       ---------------------------------------------------------------------------
Total dividends and/or distributions to shareholders           (2.38)             (2.25)             (2.16)              (.28)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $       29.04         $    36.28         $    36.49         $    33.15
                                                       ===========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            (13.51)%             6.06%             17.40%             14.05%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $     100,223         $  123,542         $  114,232         $   90,604
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $     108,942         $  122,385         $  100,973         $   61,380
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           2.29%              0.93%              1.00%              0.79%
Total expenses                                                  0.91% 5,6,7        0.90% 5,6,7        0.91% 5,6,7        0.93% 6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            8%                18%                21%                35%

                                                                YEAR ENDED DECEMBER 31,
CLASS 4 SHARES                                                                   2004 1
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------

Net asset value, beginning of period                                         $    25.21
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                             .09
Net realized and unrealized gain (loss)                                            4.05
                                                                ----------------------------
Total from investment operations                                                   4.14
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                 --
Distributions from net realized gain                                                 --
                                                                ----------------------------
Total dividends and/or distributions to shareholders                                 --
--------------------------------------------------------------------------------------------
Net asset value, end of period                                               $    29.35
                                                                ============================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                16.42%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                     $   37,384
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $   19,774
--------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                              0.53%
Total expenses                                                                     0.94% 6
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                                              30%

1. For the period from May 3, 2004 (inception of offering) to December 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended June 30, 2008        0.91%
      Year Ended December 31, 2007          0.90%
      Year Ended December 31, 2006          0.91%

6. Reduction to custodian expenses less than 0.005%.

7. Waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F12 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Securities Fund/VA (the "Fund") is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Non-Service, Service, Class 3 and Class 4 shares. All classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares being designated as Service shares and Class 4 shares are subject to a distribution and service plan. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. The Fund assesses a 1% fee on the proceeds of Class 3 and Class 4 shares that are redeemed (either by selling or exchanging to another Oppenheimer fund or other investment option offered through your variable life insurance or variable annuity contract) within 60 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

                  F13 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                   F14 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October passive foreign investment company losses of $2,192,980.

      As of June 30, 2008, the Fund did not have any estimated capital loss carryforward for federal income tax purposes. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will utilize $2,192,980 of capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

     Federal tax cost of securities              $   2,766,646,965
     Federal tax cost of other investments               1,474,249
                                                 ------------------
     Total federal tax cost                      $   2,768,121,214
                                                 ==================

     Gross unrealized appreciation               $     777,843,039
     Gross unrealized depreciation                    (263,401,914)
                                                 ------------------
     Net unrealized appreciation                 $     514,441,125
                                                 ==================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets

                  F15 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                     SIX MONTHS ENDED JUNE 30, 2008     YEAR ENDED DECEMBER 31, 2007
                                                          SHARES             AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                   4,481,096   $    140,118,415       6,411,129   $  236,447,298
Dividends and/or distributions reinvested              4,840,813        144,062,587       4,207,471      143,138,185
Redeemed                                              (8,328,375)      (264,331,161)    (13,131,133)    (483,817,027)
                                                     -----------------------------------------------------------------
Net increase (decrease)                                  993,534   $     19,849,841      (2,512,533)  $ (104,231,544)
                                                     =================================================================

                  F16 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                     SIX MONTHS ENDED JUNE 30, 2008     YEAR ENDED DECEMBER 31, 2007
                                                          SHARES             AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                   2,746,734   $     87,317,799      10,073,670   $  368,640,666
Dividends and/or distributions reinvested              2,887,346         85,263,322       1,916,196       64,729,126
Redeemed                                              (2,819,986)       (89,728,451)     (3,068,408)    (112,167,098)
                                                     --------------------------------------------------------------------
Net increase                                           2,814,094   $     82,852,670       8,921,458   $  321,202,694
                                                     ====================================================================

-------------------------------------------------------------------------------------------------------------------------
CLASS 3 SHARES
Sold                                                     133,626   $      4,405,140         404,332   $   14,980,587
Dividends and/or distributions reinvested                780,370         23,372,096         717,554       24,554,691
Redeemed                                              (1,017,536)       (32,940,377) 1   (2,002,496)     (74,108,857) 2
                                                     --------------------------------------------------------------------
Net decrease                                            (103,540)  $     (5,163,141)       (880,610)  $  (34,573,579)
                                                     ====================================================================

-------------------------------------------------------------------------------------------------------------------------
CLASS 4 SHARES
Sold                                                      56,860   $      1,820,839         392,793   $   14,359,772
Dividends and/or distributions reinvested                264,033          7,804,820         210,681        7,118,909
Redeemed                                                (275,160)        (8,835,130) 1     (328,721)     (12,019,171) 2
                                                     --------------------------------------------------------------------
Net increase                                              45,733   $        790,529         274,753   $    9,459,510
                                                     ====================================================================

1. Net of redemption fees of $2,882 and $3,805 for Class 3 and Class 4, respectively.

2. Net of redemption fees of $11,158 and $4,865 for Class 3 and Class 4, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                             PURCHASES            SALES
      --------------------------------------------------------------------
      Investment securities              $ 298,070,843    $ 385,527,156

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

      FEE SCHEDULE
      -----------------------------------------
      Up to $200 million                 0.75%
      Next $200 million                  0.72
      Next $200 million                  0.69
      Next $200 million                  0.66
      Over $800 million                  0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $19,745 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

                  F17 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES AND CLASS 4 SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares and Class 4 shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services, personal service and account maintenance for the Fund's Service shares and Class 4 shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares and Class 4 shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares and Class 4 shares. These fees are paid out of the Fund's assets on an on-going basis and increase operating expenses of the Service shares and Class 4 shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $29,281 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment

                  F18 | OPPENHEIMER GLOBAL SECURITIES FUND/VA received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

      As of June 30, 2008, the Fund had no securities on loan.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                  F19 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                  F20 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                   7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA



      JUNE 30, 2008

--------------------------------------------------------------------------------

       Oppenheimer                                                Management
       Money Fund/VA                                             Commentaries
       A Series of Oppenheimer Variable Account Funds                and
                                                                  Semiannual
                                                                    Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            Investment Strategy Discussion

      SEMIANNUAL REPORT

            Listing of Investments

            Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees; service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING         ENDING          EXPENSES
                                           ACCOUNT           ACCOUNT         PAID DURING
                                           VALUE             VALUE           6 MONTHS ENDED
ACTUAL                                     JANUARY 1, 2008   JUNE 30, 2008   JUNE 30, 2008
-------------------------------------------------------------------------------------------
                                           $    1,000.00     $   1,015.30    $        2.41
HYPOTHETICAL
(5% return before expenses)
-------------------------------------------------------------------------------------------
                                                1,000.00         1,022.48             2.42

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio, based on the 6-month period ended June 30, 2008 is as follows:

EXPENSE RATIO
-------------
   0.48%

                         4 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                           AMOUNT          VALUE
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--12.2%
-----------------------------------------------------------------------------------

Abbey National Treasury Services plc,
Stamford, CT, 3.06%, 12/12/08                          $ 4,500,000   $ 4,500,000
-----------------------------------------------------------------------------------
Bank of Nova Scotia, 3.20%, 12/18/08                     2,500,000     2,500,000
-----------------------------------------------------------------------------------
Barclays Bank plc, New York,
2.73%, 7/1/08                                            2,000,000     2,000,000
-----------------------------------------------------------------------------------
BNP Paribas, New York, 2.70%, 7/16/08                    3,000,000     3,000,000
-----------------------------------------------------------------------------------
Dexia Credit Local, New York,
2.64%, 8/18/08                                           3,500,000     3,500,000
-----------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland,
Stamford, CT, 2.70%, 8/15/08                             2,000,000     2,000,000
-----------------------------------------------------------------------------------
Skandinaviska Enskilda Banken,
New York, 2.50%, 7/22/08                                 4,000,000     4,000,000
-----------------------------------------------------------------------------------
Toronto Dominion Bank, New York,
3.13%, 1/30/09                                           2,500,000     2,500,000
                                                                     --------------
Total Certificates of Deposit (Cost $24,000,000)                      24,000,000

-----------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--30.1%
-----------------------------------------------------------------------------------

Bank of Scotland plc:
2.65%, 8/5/08                                            3,500,000     3,490,710
2.65%, 8/7/08                                            4,300,000     4,288,094
-----------------------------------------------------------------------------------
Dexia Delaware LLC:
2.60%, 7/9/08                                            1,000,000       999,393
2.65%, 8/6/08                                            5,000,000     4,986,750
-----------------------------------------------------------------------------------
DnB NOR Bank ASA:
2.55%, 7/10/08                                           1,700,000     1,698,916
2.74%, 7/3/08                                            3,000,000     2,999,545
2.75%, 7/8/08                                            2,000,000     1,998,931
2.80%, 11/3/08                                           2,600,000     2,574,722
-----------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
2.65%, 7/14/08 1                                         3,000,000     2,996,804
2.75%, 7/7/08 1                                          2,000,000     1,999,083
2.97%, 7/17/08 1                                         2,000,000     1,997,378
-----------------------------------------------------------------------------------
HSBC USA, Inc.:
2.67%, 10/8/08                                           5,000,000     4,963,288
2.81%, 12/2/08                                           3,000,000     2,963,938
3.06%, 12/19/08                                          1,450,000     1,428,924
-----------------------------------------------------------------------------------
Santander Central Hispano Finance
(Delaware), Inc.:
2.77%, 11/21/08                                          2,500,000     2,472,492
3.12%, 12/30/08                                          2,000,000     1,968,453
-----------------------------------------------------------------------------------
Societe Generale North America, Inc.,
2.60%, 7/3/08                                              700,000       699,901
-----------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.,
2.60%, 8/12/08 1                                         3,200,000     3,190,293
-----------------------------------------------------------------------------------
Swedbank AB, 2.80%, 8/14/08                              2,900,000     2,890,076
-----------------------------------------------------------------------------------
Swedbank Mortgage AB, 2.80%, 8/1/08                      3,500,000     3,491,561
-----------------------------------------------------------------------------------
U.S. Bank NA, 2.70%, 9/8/08                              5,000,000     5,000,000
                                                                     --------------
Total Direct Bank Obligations (Cost$59,099,252)                       59,099,252

-----------------------------------------------------------------------------------
SHORT-TERM NOTES--57.2%
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--19.3%
FCAR Owner Trust I:
2.95%, 7/10/08                                           2,500,000     2,498,156
3%, 7/14/08                                              3,000,000     2,996,750
-----------------------------------------------------------------------------------
FCAR Owner Trust II, 3.01%, 7/23/08                      1,700,000     1,696,873
-----------------------------------------------------------------------------------
Gemini Securitization Corp.:
2.63%, 7/8/08 1                                          3,100,000     3,098,415
2.95%, 7/28/08 1                                         4,300,000     4,290,486
-----------------------------------------------------------------------------------
GOVCO, Inc., 2.86%, 7/21/08 1                            4,500,000     4,492,850
-----------------------------------------------------------------------------------
Legacy Capital LLC:
2.90%, 8/8/08                                            3,000,000     2,990,817
2.92%, 8/11/08                                           4,000,000     3,986,698
3%, 7/25/08                                              1,000,000       998,000
3.10%, 9/9/08                                            1,400,000     1,391,561
-----------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
3%, 8/8/08 1                                             2,500,000     2,492,083
3.10%, 7/31/08 1                                         2,500,000     2,493,542
3.20%, 7/24/08 1                                         2,400,000     2,395,093
3.20%, 7/25/08 1                                         2,000,000     1,995,733
                                                                     --------------
                                                                      37,817,057

-----------------------------------------------------------------------------------
CAPITAL MARKETS--6.1%
Banc of America Securities LLC,
2.65%, 7/1/08 2                                          5,000,000     5,000,000
-----------------------------------------------------------------------------------
BNP Paribas Finance, Inc.,
2.65%, 8/26/08                                           2,000,000     1,991,756
-----------------------------------------------------------------------------------
Citigroup Funding, Inc.:
2.685%, 8/13/08 2                                        2,000,000     2,000,000
2.71%, 8/29/08                                           3,000,000     2,986,676
                                                                     --------------
                                                                      11,978,432

-----------------------------------------------------------------------------------
COMMERCIAL BANKS--3.0%
ING (US) Funding LLC:
2.80%, 8/8/08                                            4,000,000     3,988,178
2.82%, 12/5/08                                           2,000,000     1,975,403
                                                                     --------------
                                                                       5,963,581
-----------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.5%
Caterpillar Financial Services Corp.,
Series F, 2.76%, 11/26/08 2                              1,000,000     1,000,000
-----------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Nestle Capital Corp.:
2.395%, 3/13/09 1                                        1,500,000     1,474,553
2.40%, 3/6/09 1                                          1,000,000       983,467
                                                                     --------------
                                                                       2,458,020

-----------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Alta Mira LLC, Series 2004,
2.88%, 7/1/08 2                                          2,250,000     2,250,000
-----------------------------------------------------------------------------------
Premier Senior Living LLC,
Series 2007 A-H, 2.52%, 7/1/08 2                         1,500,000     1,500,000
                                                                     --------------
                                                                       3,750,000

                        F1 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL
                                                           AMOUNT            VALUE
------------------------------------------------------------------------------------
INSURANCE--5.9%
Jackson National Life Global Funding,
Series 2004-6, 2.56%, 7/15/08 2,3                      $ 2,500,000    $  2,500,000
------------------------------------------------------------------------------------
Jackson National Life Global Funding,
Series 2008-1, 3.02%, 2/10/09 2,4                        1,000,000       1,000,000
------------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
Series 2003-5, 2.57%, 9/12/08 2,4                        4,000,000       4,000,000
------------------------------------------------------------------------------------
Security Life of Denver, 2.65%, 7/7/08 3                 2,000,000       2,000,000
------------------------------------------------------------------------------------
United of Omaha Life Insurance Co.,
2.66%, 12/29/08 2                                        2,000,000       2,000,000
                                                                     ---------------
                                                                        11,500,000

------------------------------------------------------------------------------------
LEASING & FACTORING--5.3%
American Honda Finance Corp.:
2.795%, 11/20/08 2,4                                     3,000,000       3,000,000
2.796%, 12/10/08 2,4                                     2,500,000       2,500,000
2.98%, 5/5/09 2,4                                        3,000,000       3,000,000
------------------------------------------------------------------------------------
Toyota Motor Credit Corp.,
2.75%, 9/15/08 2                                         2,000,000       2,000,000
                                                                     ---------------
                                                                        10,500,000

------------------------------------------------------------------------------------
MACHINERY--0.8%
Jackson Tube Service, Inc.,
Series 2000, 3.25%, 7/1/08 2                             1,500,000       1,500,000
------------------------------------------------------------------------------------
MUNICIPAL--3.5%
Black Property Management LLC,
Series 2006, 3.25%, 7/1/08 2                             2,515,000       2,515,000
------------------------------------------------------------------------------------
Columbus, GA Development
Authority Revenue Bonds,
MAC Property LLC Project,
Series 2007, 3.37%, 7/1/08 2                             1,785,000       1,785,000
------------------------------------------------------------------------------------
Hayward, CA Multifamily Housing
Revenue Bonds, Lord Tennyson Apts.
Project, Series A-T, 2.68%, 7/1/08 2                       710,000         710,000
------------------------------------------------------------------------------------
St. Johns Cnty., FL Industrial
Development Authority Revenue
Bonds, Presbyterian Retirement
Communities Project, Series 2004B,
2.65%, 7/2/08 2                                          1,000,000       1,000,000
------------------------------------------------------------------------------------
Taxable Adjustable Demand Health
Care Revenue Bonds, SFO Associates
Project, Series 1994, 8.00%, 7/1/08 2                      885,000         885,000
                                                                     ---------------
                                                                         6,895,000

------------------------------------------------------------------------------------
PERSONAL PRODUCTS--4.0%
Reckitt Benckiser Treasury Services plc:
2.90%, 9/22/08 1                                           900,000         893,983
3%, 7/21/08 1                                            4,000,000       3,993,333
3%, 7/23/08 1                                            3,000,000       2,994,500
                                                                     ---------------
                                                                         7,881,816
------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--5.6%
LINKS Finance LLC:
2.656%, 8/15/08 2,3                                       2,000,000      1,999,928
2.764%, 8/6/08 2,3                                        2,000,000      1,999,962
------------------------------------------------------------------------------------
Parkland (USA) LLC, 2.69%, 7/16/08 2,3                    2,000,000      1,999,992
------------------------------------------------------------------------------------
Ticonderoga Funding LLC,
2.57%, 7/2/08                                             5,000,000      4,999,644
                                                                     ---------------
                                                                        10,999,526
                                                                     ---------------
Total Short-Term Notes (Cost $112,243,432)                             112,243,432

------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $195,342,684)                                            99.5%   195,342,684
------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                 0.5        937,889
                                                       -----------------------------
NET ASSETS                                                    100.0%  $196,280,573
                                                       =============================

                        F2 | OPPENHEIMER MONEY FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $41,781,596, or 21.29% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $10,499,882, which represents 5.35% of the Fund's net assets. See Note 4 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,500,000 or 6.88% of the Fund's net assets as of June 30, 2008.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                      INVESTMENTS IN   OTHER FINANCIAL
                                                          SECURITIES      INSTRUMENTS*
-----------------------------------------------------------------------------------------
Level 1--Quoted Prices                                 $          --       $       --
Level 2--Other Significant Observable Inputs             195,342,684               --
Level 3--Significant Unobservable Inputs                          --               --
                                                       ----------------------------------
Total                                                  $ 195,342,684       $       --
                                                       ==================================


*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         F3 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------

Investments, at value (cost $195,342,684)--see accompanying statement of investments     $ 195,342,684
--------------------------------------------------------------------------------------------------------
Cash                                                                                           144,215
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                             944,408
Interest                                                                                       233,141
Other                                                                                            6,201
                                                                                         ---------------
Total assets                                                                               196,670,649

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------

Payables and other liabilities:
Shares of beneficial interest redeemed                                                         253,839
Dividends                                                                                      101,638
Shareholder communications                                                                      14,074
Trustees' compensation                                                                           4,978
Transfer and shareholder servicing agent fees                                                      877
Other                                                                                           14,670
                                                                                         ---------------
Total liabilities                                                                              390,076

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 196,280,573
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                     196,256
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 196,085,384
--------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (1,065)
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                        (2)
                                                                                         ---------------
NET ASSETS--applicable to 196,255,552 shares of beneficial interest outstanding          $ 196,280,573
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                 $        1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F4 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------

For the Six Months Ended June 30, 2008
--------------------------------------------------------------------
--------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------

Interest                                               $3,616,737

--------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------

Management fees                                           459,137
--------------------------------------------------------------------
Shareholder communications                                 11,039
--------------------------------------------------------------------
Transfer and shareholder servicing agent fees               4,983
--------------------------------------------------------------------
Trustees' compensation                                      3,387
--------------------------------------------------------------------
Administration service fees                                   750
--------------------------------------------------------------------
Custodian fees and expenses                                   721
--------------------------------------------------------------------
Other                                                      14,767
                                                       -------------
Total expenses                                            494,784

--------------------------------------------------------------------
NET INVESTMENT INCOME                                   3,121,953

--------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $3,121,953
                                                       =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F5 | OPPENHEIMER MONEY FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS             YEAR
                                                                                 ENDED            ENDED
                                                                         JUNE 30, 2008      DECEMBER 31,
                                                                            (UNAUDITED)            2007
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------

Net investment income                                                    $   3,121,953    $   8,813,949
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            --               (2)
                                                                         ----------------------------------
Net increase in net assets resulting from operations                         3,121,953        8,813,947

-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------

Dividends from net investment income                                        (3,121,953)      (8,813,949)
-----------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                --           (3,645)

-----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest
  transactions                                                               6,531,998       18,231,526

-----------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------

Total increase                                                               6,531,998       18,227,879
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                        189,748,575      171,520,696
                                                                         ----------------------------------
End of period (including accumulated net investment loss of $1,065 and
  $1,065, respectively)                                                  $ 196,280,573    $ 189,748,575
                                                                         ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F6 | OPPENHEIMER MONEY FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                            ENDED
                                    JUNE 30, 2008                                              YEAR ENDED DECEMBER 31,
                                       (UNAUDITED)        2007          2006          2005        2004            2003
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of
  period                            $        1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations-net
  investment income and net
  realized gain                               .02 1        .05 1         .05 1         .03 1         .01 1         .01
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
  income                                     (.02)        (.05)         (.05)         (.03)         (.01)         (.01)
Distributions from net realized
  gain                                         --           -- 2          -- 2          --            --            --
                                    -------------------------------------------------------------------------------------
Total dividends and/or
  distributions to
  shareholders                               (.02)        (.05)         (.05)         (.03)         (.01)         (.01)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $        1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                    =====================================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                               1.53%        4.98%         4.71%         2.86%         0.98%         0.79%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in
  thousands)                        $     196,281    $ 189,749     $ 171,521     $ 173,162     $ 196,503     $ 237,613
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)   $     205,216    $ 181,271     $ 171,118     $ 186,453     $ 218,243     $ 316,096
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                        3.06%        4.86%         4.61%         2.80%         0.97%         0.80%
Total expenses                               0.48%        0.50% 5       0.49%         0.48% 5       0.48% 5       0.47% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        F7 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Fund/VA (the "Fund") is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      "Money market-type" instruments are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes net capital loss carryforward as follows:

             EXPIRING
             ----------------
             2015          $2

                        F8 | OPPENHEIMER MONEY FUND/VA

As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $2 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will utilize not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                        F9 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED JUNE 30, 2008  YEAR ENDED DECEMBER 31, 2007
                                                   SHARES             AMOUNT        SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------
Sold                                           64,038,348     $   64,038,348   142,287,227   $ 142,287,227
Dividends and/or distributions reinvested       3,121,953          3,121,953     8,817,594       8,817,594
Redeemed                                      (60,628,303)       (60,628,303) (132,873,295)   (132,873,295)
                                              ---------------------------------------------------------------
Net increase                                    6,531,998     $    6,531,998    18,231,526   $  18,231,526
                                              ===============================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                   FEE SCHEDULE
                   -------------------------------------
                   Up to $500 million              0.450%
                   Next $500 million               0.425
                   Next $500 million               0.400
                   Over $1.5 billion               0.375

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $4,995 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                        F10 | OPPENHEIMER MONEY FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                         5 | OPPENHEIMER MONEY FUND/VA




JUNE 30, 2008

--------------------------------------------------------------------------------

      Oppenheimer                                              Management
      Main Street Small Cap                                   Commentaries
      Fund(R)/VA                                                   and
      A Series of Oppenheimer Variable Account Funds           Semiannual
                                                                 Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

         Investment Strategy Discussion

         Listing of Top Holdings

      SEMIANNUAL REPORT

         Listing of Investments

         Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                         BEGINNING            ENDING              EXPENSES
                                         ACCOUNT              ACCOUNT             PAID DURING
                                         VALUE                VALUE               6 MONTHS ENDED
ACTUAL                                   JANUARY 1, 2008      JUNE 30, 2008       JUNE 30, 2008
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Non-Service shares                       $1,000.00            $  909.50           $3.42
-----------------------------------------------------------------------------------------------------
Service shares                            1,000.00               908.20            4.57

HYPOTHETICAL
(5% return before expenses)
-----------------------------------------------------------------------------------------------------
Non-Service shares                        1,000.00             1,021.28            3.62
-----------------------------------------------------------------------------------------------------
Service shares                            1,000.00             1,020.09            4.83

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS                      EXPENSE RATIOS
-------------------------------------------
Non-Service shares              0.72%
-------------------------------------------
Service shares                  0.96

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                  5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
COMMON STOCKS--99.1%
-----------------------------------------------------------------------------

CONSUMER DISCRETIONARY--13.6%
-----------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
American Axle & Manufacturing
Holdings, Inc. 1                                     101,900   $    814,181
-----------------------------------------------------------------------------
Amerigon, Inc. 1,2                                     2,900         20,619
-----------------------------------------------------------------------------
ArvinMeritor, Inc. 1                                  21,900        273,312
-----------------------------------------------------------------------------
ATC Technology Corp. 2                                17,300        402,744
-----------------------------------------------------------------------------
Autoliv, Inc.                                         29,600      1,379,952
-----------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                           2,500        110,950
-----------------------------------------------------------------------------
Cooper Tire & Rubber Co. 1                            35,800        280,672
-----------------------------------------------------------------------------
Drew Industries, Inc. 1,2                             18,800        299,860
-----------------------------------------------------------------------------
Exide Technologies 1,2                                42,500        712,300
-----------------------------------------------------------------------------
Fuel Systems Solutions, Inc. 1,2                       9,899        381,112
-----------------------------------------------------------------------------
Gentex Corp.                                          69,100        997,804
-----------------------------------------------------------------------------
Lear Corp. 2                                         104,700      1,484,646
-----------------------------------------------------------------------------
Shiloh Industries, Inc.                                2,900         27,231
-----------------------------------------------------------------------------
Stoneridge, Inc. 2                                    31,000        528,860
-----------------------------------------------------------------------------
Tenneco, Inc. 1,2                                     53,000        717,090
-----------------------------------------------------------------------------
TRW Automotive Holdings Corp. 2                       33,000        609,510
-----------------------------------------------------------------------------
WABCO Holdings, Inc.                                   1,900         88,274
                                                               --------------
                                                                  9,129,117

-----------------------------------------------------------------------------
AUTOMOBILES--0.2%
Thor Industries, Inc. 1                               67,700      1,439,302
-----------------------------------------------------------------------------
DISTRIBUTORS--0.1%
Core-Mark Holding Co., Inc. 1,2                        3,400         89,080
-----------------------------------------------------------------------------
LKQ Corp. 2                                           49,700        898,079
                                                               --------------
                                                                    987,159

-----------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.7%
Capella Education Co. 1,2                              9,900        590,535
-----------------------------------------------------------------------------
Coinstar, Inc. 1,2                                    29,500        964,945
-----------------------------------------------------------------------------
DeVry, Inc.                                           34,500      1,849,890
-----------------------------------------------------------------------------
Hillenbrand, Inc.                                      2,100         44,940
-----------------------------------------------------------------------------
K12, Inc. 1,2                                          1,080         23,144
-----------------------------------------------------------------------------
Learning Tree International, Inc. 1,2                    900         15,390
-----------------------------------------------------------------------------
Matthews International Corp., Cl. A 1                 15,400        697,004
-----------------------------------------------------------------------------
Noah Education Holdings Ltd., ADR 2                   23,390        126,306
-----------------------------------------------------------------------------
Regis Corp.                                           31,100        819,485
-----------------------------------------------------------------------------
Service Corp. International                           67,700        667,522
-----------------------------------------------------------------------------
Steiner Leisure Ltd. 2                                 9,200        260,820
-----------------------------------------------------------------------------
Stewart Enterprises, Inc. 1                           75,000        540,000
-----------------------------------------------------------------------------
Strayer Education, Inc.                                  700        146,349
                                                               --------------
                                                                  6,746,330

-----------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Ambassadors Group, Inc. 1                              1,500         22,380
-----------------------------------------------------------------------------
Bally Technologies, Inc. 2                            18,000        608,400

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Bob Evans Farms, Inc. 1                               82,014   $  2,345,600
-----------------------------------------------------------------------------
Brinker International, Inc.                           82,600      1,561,140
-----------------------------------------------------------------------------
CBRL Group, Inc. 1                                    49,350      1,209,569
-----------------------------------------------------------------------------
CEC Entertainment, Inc. 1,2                           31,700        887,917
-----------------------------------------------------------------------------
Churchill Downs, Inc. 1                                2,800         97,636
-----------------------------------------------------------------------------
Denny's Corp. 1,2                                    159,100        451,844
-----------------------------------------------------------------------------
International Speedway Corp.                          16,100        628,383
-----------------------------------------------------------------------------
Jack in the Box, Inc. 2                               54,300      1,216,863
-----------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc. 2                        22,600        112,774
-----------------------------------------------------------------------------
Marcus Corp. (The) 1                                  11,100        165,945
-----------------------------------------------------------------------------
Papa John's International, Inc. 2                     26,033        692,217
-----------------------------------------------------------------------------
Riviera Holdings Corp. 2                                 700          7,105
-----------------------------------------------------------------------------
Speedway Motorsports, Inc.                            11,600        236,408
-----------------------------------------------------------------------------
WMS Industries, Inc. 1,2                              55,900      1,664,143
-----------------------------------------------------------------------------
Wyndham Worldwide Corp.                               59,800      1,071,018
                                                               --------------
                                                                 12,979,342

-----------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.2%
American Greetings Corp., Cl. A 1                    123,600      1,525,224
-----------------------------------------------------------------------------
Blyth, Inc. 1                                         56,580        680,657
-----------------------------------------------------------------------------
Cavco Industries, Inc. 1,2                             3,800        124,374
-----------------------------------------------------------------------------
Centex Corp.                                           2,100         28,077
-----------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                       168,800        987,480
-----------------------------------------------------------------------------
CSS Industries, Inc.                                  12,150        294,273
-----------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 1                         17,100        420,660
-----------------------------------------------------------------------------
Furniture Brands International, Inc. 1                52,300        698,728
-----------------------------------------------------------------------------
Helen of Troy Ltd. 1,2                                30,700        494,884
-----------------------------------------------------------------------------
Hooker Furniture Corp. 1                              24,100        417,412
-----------------------------------------------------------------------------
La-Z-Boy, Inc. 1                                      37,300        285,345
-----------------------------------------------------------------------------
Lennar Corp., Cl. A 1                                 86,300      1,064,942
-----------------------------------------------------------------------------
National Presto Industries, Inc. 1                     5,200        333,736
-----------------------------------------------------------------------------
NVR, Inc. 1,2                                          3,100      1,550,248
-----------------------------------------------------------------------------
Ryland Group, Inc. (The)                              72,000      1,570,320
-----------------------------------------------------------------------------
Snap-On, Inc.                                         20,400      1,061,004
-----------------------------------------------------------------------------
Universal Electronics, Inc. 2                          1,900         39,710
                                                               --------------
                                                                 11,577,074

-----------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
1-800-FLOWERS.com, Inc. 1,2                           65,800        424,410
-----------------------------------------------------------------------------
FTD Group, Inc.                                       10,700        142,631
-----------------------------------------------------------------------------
Gaiam, Inc. 2                                          8,700        117,537
-----------------------------------------------------------------------------
IAC/InterActiveCorp 2                                 39,900        769,272
-----------------------------------------------------------------------------
Liberty Media Corp.-Interactive,
Series A 2                                            82,900      1,223,604
-----------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                 92,000      2,398,440
-----------------------------------------------------------------------------
Overstock.com, Inc. 1,2                               11,600        301,020
-----------------------------------------------------------------------------
PetMed Express, Inc. 1,2                              20,700        253,575

                  F1 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
INTERNET & CATALOG RETAIL Continued
Priceline.com, Inc. 1,2                               18,700   $  2,159,102
-----------------------------------------------------------------------------
Stamps.com, Inc. 2                                    12,700        158,496
                                                               --------------
                                                                  7,948,087

-----------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Brunswick Corp. 1                                     54,800        580,880
-----------------------------------------------------------------------------
Callaway Golf Co. 1                                  175,600      2,077,348
-----------------------------------------------------------------------------
Hasbro, Inc.                                          19,600        700,112
-----------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                               54,600      1,193,010
-----------------------------------------------------------------------------
Leapfrog Enterprises, Inc. 1,2                        37,400        311,168
-----------------------------------------------------------------------------
Polaris Industries, Inc. 1                            56,800      2,293,584
-----------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1,2                 1,360         35,904
                                                               --------------
                                                                  7,192,006

-----------------------------------------------------------------------------
MEDIA--1.2%
Belo Corp., Cl. A 1                                   32,100        234,651
-----------------------------------------------------------------------------
Cablevision Systems Corp.
New York Group, Cl. A 2                               29,500        666,700
-----------------------------------------------------------------------------
Charter
Communications, Inc., Cl. A 1,2                      247,500        259,875
-----------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                            23,300        274,940
-----------------------------------------------------------------------------
CTC Media, Inc. 2                                      8,000        197,280
-----------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 2                          24,100         94,954
-----------------------------------------------------------------------------
DG Fastchannel, Inc. 1,2                               3,600         62,100
-----------------------------------------------------------------------------
DreamWorks
Animation SKG, Inc., Cl. A 2                          43,300      1,290,773
-----------------------------------------------------------------------------
Entravision Communications Corp. 2                   138,000        554,760
-----------------------------------------------------------------------------
Gannett Co., Inc.                                     26,000        563,420
-----------------------------------------------------------------------------
Getty Images, Inc. 2                                  36,200      1,228,266
-----------------------------------------------------------------------------
Global Sources Ltd. 1,2                               57,100        866,778
-----------------------------------------------------------------------------
Harte-Hanks, Inc. 1                                   31,800        364,110
-----------------------------------------------------------------------------
Lin TV Corp., Cl. A 1,2                               15,600         92,976
-----------------------------------------------------------------------------
Marvel Entertainment, Inc. 2                          52,100      1,674,494
-----------------------------------------------------------------------------
McClatchy Co., Cl. A 1                                19,700        133,566
-----------------------------------------------------------------------------
Scholastic Corp. 1,2                                  58,000      1,662,280
-----------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 1              103,600        787,360
-----------------------------------------------------------------------------
Warner Music Group Corp. 1                            12,400         88,536
                                                               --------------
                                                                 11,097,819

-----------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
99 Cents Only Stores 1,2                              24,500        161,700
-----------------------------------------------------------------------------
Big Lots, Inc. 1,2                                   152,400      4,760,976
-----------------------------------------------------------------------------
Dollar Tree, Inc. 2                                   69,000      2,255,610
-----------------------------------------------------------------------------
Family Dollar Stores, Inc.                            24,600        490,524
-----------------------------------------------------------------------------
Fred's, Inc. 1                                        36,064        405,359
-----------------------------------------------------------------------------
Macy's, Inc.                                          37,000        718,540
                                                               --------------
                                                                  8,792,709

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
SPECIALTY RETAIL--3.6%
Aaron Rents, Inc. 1                                    8,900   $    198,737
-----------------------------------------------------------------------------
Aeropostale, Inc. 1,2                                131,600      4,123,028
-----------------------------------------------------------------------------
AnnTaylor Stores Corp. 1,2                            44,200      1,059,032
-----------------------------------------------------------------------------
Asbury Automotive Group, Inc. 1                       37,500        481,875
-----------------------------------------------------------------------------
AutoNation, Inc. 1,2                                  91,300        914,826
-----------------------------------------------------------------------------
AutoZone, Inc. 2                                       4,200        508,242
-----------------------------------------------------------------------------
bebe stores, inc. 1                                   56,800        545,848
-----------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 1,2                          51,435        128,588
-----------------------------------------------------------------------------
Books-A-Million, Inc. 1                                3,400         26,044
-----------------------------------------------------------------------------
Brown Shoe Co., Inc. 1                                72,875        987,456
-----------------------------------------------------------------------------
Buckle, Inc. (The) 1                                  68,700      3,141,651
-----------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2              21,200        765,320
-----------------------------------------------------------------------------
Conn's, Inc. 1,2                                      13,500        216,945
-----------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                           105,900      1,416,942
-----------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                       104,000        904,800
-----------------------------------------------------------------------------
Foot Locker, Inc.                                    150,600      1,874,970
-----------------------------------------------------------------------------
Group 1 Automotive, Inc.                              20,300        403,361
-----------------------------------------------------------------------------
Gymboree Corp. 2                                      33,300      1,334,331
-----------------------------------------------------------------------------
Haverty Furniture Cos., Inc. 1                         2,200         22,088
-----------------------------------------------------------------------------
Hot Topic, Inc. 2                                     14,400         77,904
-----------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1,2                               40,200        925,806
-----------------------------------------------------------------------------
Limited Brands, Inc.                                  26,600        448,210
-----------------------------------------------------------------------------
Lumber Liquidators, Inc. 2                             1,300         16,900
-----------------------------------------------------------------------------
Monro Muffler Brake, Inc. 1                            3,800         58,862
-----------------------------------------------------------------------------
New York & Co., Inc. 1,2                              50,700        462,891
-----------------------------------------------------------------------------
Office Depot, Inc. 2                                  82,000        897,080
-----------------------------------------------------------------------------
OfficeMax, Inc.                                       80,500      1,118,950
-----------------------------------------------------------------------------
Penske Automotive Group, Inc. 1                      108,700      1,602,238
-----------------------------------------------------------------------------
Pier 1 Imports, Inc. 1,2                              71,300        245,272
-----------------------------------------------------------------------------
RadioShack Corp.                                     178,000      2,184,060
-----------------------------------------------------------------------------
Rent-A-Center, Inc. 2                                 93,800      1,929,466
-----------------------------------------------------------------------------
Ross Stores, Inc.                                     38,500      1,367,520
-----------------------------------------------------------------------------
Sally Beauty Holdings, Inc. 1,2                      236,800      1,529,728
-----------------------------------------------------------------------------
Sonic Automotive, Inc. 1                               2,500         32,225
-----------------------------------------------------------------------------
Systemax, Inc.                                        16,400        289,460
-----------------------------------------------------------------------------
Tractor Supply Co. 1,2                                47,200      1,370,688
-----------------------------------------------------------------------------
Urban Outfitters, Inc. 2                               1,900         59,261
-----------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                             55,300        263,781
                                                               --------------
                                                                 33,934,386

-----------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Carter's, Inc. 1,2                                    45,300        626,046
-----------------------------------------------------------------------------
Columbia Sportswear Co. 1                              8,600        316,050
-----------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                              7,300      1,016,160
-----------------------------------------------------------------------------
Fossil, Inc. 1,2                                      26,600        773,262
-----------------------------------------------------------------------------
Hanesbrands, Inc. 2                                   32,900        892,906

                 F2 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Jones Apparel Group, Inc.                            135,900   $  1,868,625
-----------------------------------------------------------------------------
Liz Claiborne, Inc. 1                                140,900      1,993,735
-----------------------------------------------------------------------------
Maidenform Brands, Inc. 1,2                           14,100        190,350
-----------------------------------------------------------------------------
Movado Group, Inc.                                     4,500         89,100
-----------------------------------------------------------------------------
Perry Ellis International, Inc. 1,2                   32,400        687,528
-----------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                         3,300        207,174
-----------------------------------------------------------------------------
Skechers USA, Inc., Cl. A 1,2                         34,400        679,744
-----------------------------------------------------------------------------
Timberland Co., Cl. A 1,2                              9,100        148,785
-----------------------------------------------------------------------------
True Religion Apparel, Inc. 1,2                       25,100        668,915
-----------------------------------------------------------------------------
UniFirst Corp. 1                                       2,600        116,116
-----------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1,2                         64,400      2,838,108
-----------------------------------------------------------------------------
Wolverine World Wide, Inc. 1                          97,150      2,590,991
                                                               --------------
                                                                 15,703,595

-----------------------------------------------------------------------------
CONSUMER STAPLES--3.4%
-----------------------------------------------------------------------------
BEVERAGES--0.1%
Boston Beer Co., Inc., Cl. A 1,2                       7,700        313,236
-----------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                           13,600        235,280
-----------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                      10,600        295,952
                                                               --------------
                                                                    844,468

-----------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Arden Group, Inc., Cl. A                               1,505        190,744
-----------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 2                           49,300      1,907,910
-----------------------------------------------------------------------------
Casey's General Stores, Inc.                          78,600      1,821,162
-----------------------------------------------------------------------------
China Nepstar Chain
Drugstore Ltd., ADR                                    3,130         27,106
-----------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A 1                          9,300        216,969
-----------------------------------------------------------------------------
Longs Drug Stores, Inc.                               42,000      1,768,620
-----------------------------------------------------------------------------
Nash Finch Co. 1                                      18,400        630,568
-----------------------------------------------------------------------------
Spartan Stores, Inc.                                  25,800        593,400
                                                               --------------
                                                                  7,156,479

-----------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Agria Corp., ADR 2                                     9,000         38,520
-----------------------------------------------------------------------------
Chiquita Brands International, Inc. 1,2              108,900      1,652,013
-----------------------------------------------------------------------------
Darling International, Inc. 2                        163,800      2,705,976
-----------------------------------------------------------------------------
Del Monte Foods Co.                                  140,800        999,680
-----------------------------------------------------------------------------
Diamond Foods, Inc.                                   13,500        311,040
-----------------------------------------------------------------------------
Flowers Foods, Inc. 1                                 76,250      2,160,925
-----------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 2                       69,300      1,633,401
-----------------------------------------------------------------------------
Green Mountain Coffee, Inc. 1,2                       15,800        593,606
-----------------------------------------------------------------------------
J&J Snack Foods Corp. 1                                1,200         32,892
-----------------------------------------------------------------------------
Omega Protein Corp. 2                                 12,200        182,390
-----------------------------------------------------------------------------
Reddy Ice Holdings, Inc. 1                             5,900         80,712
-----------------------------------------------------------------------------
TreeHouse Foods, Inc. 2                               13,700        332,362
-----------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                              74,300      1,110,042
                                                               --------------
                                                                 11,833,559

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.0%
Central Garden & Pet Co., Cl. A 2                      2,900   $     11,890
-----------------------------------------------------------------------------
WD-40 Co. 1                                           14,086        412,016
                                                               --------------
                                                                    423,906

-----------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
American Oriental
Bioengineering, Inc. 1,2                             138,700      1,368,969
-----------------------------------------------------------------------------
Chattem, Inc. 1,2                                     35,300      2,296,265
-----------------------------------------------------------------------------
Elizabeth Arden, Inc. 2                               15,700        238,326
-----------------------------------------------------------------------------
Herbalife Ltd.                                        21,200        821,500
-----------------------------------------------------------------------------
Inter Parfums, Inc. 1                                 19,450        291,750
-----------------------------------------------------------------------------
NBTY, Inc. 2                                          58,600      1,878,716
-----------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A 1                   63,100        941,452
-----------------------------------------------------------------------------
Prestige Brands Holdings, Inc. 1,2                    29,400        313,404
                                                               --------------
                                                                  8,150,382

-----------------------------------------------------------------------------
TOBACCO--0.3%
Universal Corp.                                       61,500      2,781,030
-----------------------------------------------------------------------------
Vector Group Ltd. 1                                   19,895        320,906
                                                               --------------
                                                                  3,101,936

-----------------------------------------------------------------------------
ENERGY--9.1%
-----------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.3%
Atwood Oceanics, Inc. 1,2                              7,200        895,248
-----------------------------------------------------------------------------
Basic Energy Services, Inc. 2                          6,700        211,050
-----------------------------------------------------------------------------
BJ Services Co.                                       27,100        865,574
-----------------------------------------------------------------------------
Bristow Group, Inc. 1,2                               24,600      1,217,454
-----------------------------------------------------------------------------
Complete Production Services, Inc. 2                  20,600        750,252
-----------------------------------------------------------------------------
Dawson Geophysical Co. 1,2                             2,800        166,488
-----------------------------------------------------------------------------
Dresser-Rand Group, Inc. 2                             8,000        312,800
-----------------------------------------------------------------------------
Dril-Quip, Inc. 2                                     22,675      1,428,525
-----------------------------------------------------------------------------
ENGlobal Corp. 1,2                                     5,200         74,048
-----------------------------------------------------------------------------
ENSCO International, Inc.                             34,165      2,758,482
-----------------------------------------------------------------------------
FMC Technologies, Inc. 2                              33,300      2,561,769
-----------------------------------------------------------------------------
Forbes Energy Services Ltd. 2,3                      101,800        797,668
-----------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                  340,900      3,078,327
-----------------------------------------------------------------------------
Gulf Island Fabrication, Inc.                         21,200      1,037,316
-----------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                           37,800      2,199,204
-----------------------------------------------------------------------------
Hornbeck Offshore Services, Inc. 1,2                  25,000      1,412,750
-----------------------------------------------------------------------------
ION Geophysical Corp. 1,2                             75,100      1,310,495
-----------------------------------------------------------------------------
Lufkin Industries, Inc.                               16,900      1,407,432
-----------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1,2                          24,200      1,319,626
-----------------------------------------------------------------------------
Natural Gas Services Group 2                           7,700        234,696
-----------------------------------------------------------------------------
Newpark Resources, Inc. 1,2                           92,597        727,812
-----------------------------------------------------------------------------
North American
Energy Partners, Inc. 2                               12,400        268,832
-----------------------------------------------------------------------------
Oil States International, Inc. 1,2                    59,800      3,793,712
-----------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                            62,800      2,263,312

                 F3 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Pioneer Drilling Co. 2                                59,700   $  1,122,957
-----------------------------------------------------------------------------
Pride International, Inc. 2                           18,400        870,136
-----------------------------------------------------------------------------
Rowan Cos., Inc. 1                                    14,900        696,575
-----------------------------------------------------------------------------
Seacor Holdings, Inc. 2                               26,000      2,327,260
-----------------------------------------------------------------------------
T-3 Energy Services, Inc. 2                           14,300      1,136,421
-----------------------------------------------------------------------------
Technicoil Corp. 2                                     7,100          8,843
-----------------------------------------------------------------------------
Technicoil Corp. 2                                   126,700        157,800
-----------------------------------------------------------------------------
Union Drilling, Inc. 1,2                              15,248        330,577
-----------------------------------------------------------------------------
Unit Corp. 2                                          24,100      1,999,577
-----------------------------------------------------------------------------
Willbros Group, Inc. 2                                 4,300        188,383
                                                               --------------
                                                                 39,931,401

-----------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.8%
Alberta Clipper Energy, Inc. 2                         3,287         10,992
-----------------------------------------------------------------------------
Alpha Natural Resources, Inc. 1,2                     24,600      2,565,534
-----------------------------------------------------------------------------
Arena Resources, Inc. 2                                4,700        248,254
-----------------------------------------------------------------------------
Arlington Tankers Ltd. 1                               5,900        136,998
-----------------------------------------------------------------------------
Berry Petroleum Co., Cl. A 1                          36,500      2,149,120
-----------------------------------------------------------------------------
Bill Barrett Corp. 1,2                                23,400      1,390,194
-----------------------------------------------------------------------------
Bois d'Arc Energy, Inc. 2                             50,300      1,222,793
-----------------------------------------------------------------------------
Brigham Exploration Co. 1,2                           29,600        468,568
-----------------------------------------------------------------------------
Callon Petroleum Co. 2                                22,700        621,072
-----------------------------------------------------------------------------
Celtic Exploration Ltd. 2                              2,800         54,287
-----------------------------------------------------------------------------
Cimarex Energy Co.                                    26,700      1,860,189
-----------------------------------------------------------------------------
Concho Resources, Inc. 2                              16,400        611,720
-----------------------------------------------------------------------------
Continental Resources, Inc. 1,2                        1,400         97,048
-----------------------------------------------------------------------------
Delphi Energy Corp. 2                                  3,700         11,176
-----------------------------------------------------------------------------
Delta Petroleum Corp. 1,2                             11,700        298,584
-----------------------------------------------------------------------------
Denbury Resources, Inc. 2                             37,100      1,354,150
-----------------------------------------------------------------------------
Energy Partners Ltd. 2                                33,700        502,804
-----------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 2                          5,050        102,020
-----------------------------------------------------------------------------
Galleon Energy, Inc.,
Subscription Receipts 2                               11,250        227,273
-----------------------------------------------------------------------------
Gasco Energy, Inc. 2                                 113,200        469,780
-----------------------------------------------------------------------------
General Maritime Corp.                                30,600        794,988
-----------------------------------------------------------------------------
GMX Resources, Inc. 1,2                                  600         44,460
-----------------------------------------------------------------------------
Great Plains Exploration, Inc. 2                      32,360         30,148
-----------------------------------------------------------------------------
Jura Energy Corp. 2                                  110,300         54,085
-----------------------------------------------------------------------------
Knightsbridge Tankers Ltd.                            15,500        499,255
-----------------------------------------------------------------------------
Mariner Energy, Inc. 1,2                              98,100      3,626,757
-----------------------------------------------------------------------------
Massey Energy Co.                                     46,900      4,396,875
-----------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 2                       45,050         91,010
-----------------------------------------------------------------------------
Noble Energy, Inc.                                     3,200        321,792
-----------------------------------------------------------------------------
Nordic American
Tanker Shipping Ltd.                                   5,200        201,864
-----------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                      13,900      1,105,328
-----------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 2                      4,500         91,527

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
Petrohawk Energy Corp. 1,2                            56,500   $  2,616,515
-----------------------------------------------------------------------------
PetroQuest Energy, Inc. 1,2                           51,700      1,390,730
-----------------------------------------------------------------------------
Rosetta Resources, Inc. 2                             68,700      1,957,950
-----------------------------------------------------------------------------
Stone Energy Corp. 2                                  49,700      3,275,727
-----------------------------------------------------------------------------
Swift Energy Co. 1,2                                  55,200      3,646,512
-----------------------------------------------------------------------------
Teekay Tankers Ltd., Cl. A 1                          16,500        382,965
-----------------------------------------------------------------------------
Tristar Oil & Gas Ltd. 2                               4,800         97,064
-----------------------------------------------------------------------------
Tusk Energy Corp. 2                                   38,312        109,334
-----------------------------------------------------------------------------
Tusk Energy Corp. 2,4                                 21,300         60,786
-----------------------------------------------------------------------------
Tusk Energy Corp. 2                                   77,900        222,310
-----------------------------------------------------------------------------
VAALCO Energy, Inc. 1,2                              122,780      1,039,947
-----------------------------------------------------------------------------
Venoco, Inc. 2                                         7,400        171,754
-----------------------------------------------------------------------------
VeraSun Energy Corp. 1,2                              63,300        261,429
-----------------------------------------------------------------------------
Vero Energy, Inc. 2                                   22,282        237,745
-----------------------------------------------------------------------------
W&T Offshore, Inc. 1                                  56,900      3,329,219
-----------------------------------------------------------------------------
Warren Resources, Inc. 1,2                            28,900        424,252
-----------------------------------------------------------------------------
Whiting Petroleum Corp. 2                              3,900        413,712
                                                               --------------
                                                                 45,298,596

-----------------------------------------------------------------------------
FINANCIALS--12.9%
-----------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
GAMCO Investors, Inc., Cl. A 1                        15,940        790,943
-----------------------------------------------------------------------------
Invesco Ltd.                                          52,200      1,251,756
-----------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 2                  176,600      3,175,268
-----------------------------------------------------------------------------
NGP Capital Resources Co. 1                            6,900        106,329
-----------------------------------------------------------------------------
optionsXpress Holdings, Inc. 1                        41,100        918,174
-----------------------------------------------------------------------------
Prospect Capital Corp. 1                               2,500         32,950
-----------------------------------------------------------------------------
Stifel Financial Corp. 2                               6,350        218,377
-----------------------------------------------------------------------------
SWS Group, Inc. 1                                     16,750        278,218
-----------------------------------------------------------------------------
TD Ameritrade Holding Corp. 2                         51,100        924,399
-----------------------------------------------------------------------------
U.S. Global Investors, Inc., Cl. A 1                   6,400        107,200
-----------------------------------------------------------------------------
Waddell & Reed Financial, Inc., Cl. A                    400         14,004
                                                               --------------
                                                                  7,817,618

-----------------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
BancFirst Corp.                                        3,000        128,400
-----------------------------------------------------------------------------
Banco Latinoamericano
de Exportaciones SA, Cl. E                            10,500        169,995
-----------------------------------------------------------------------------
Chemical Financial Corp. 1                            12,000        244,800
-----------------------------------------------------------------------------
City Holding Co.                                      20,100        819,477
-----------------------------------------------------------------------------
Community Bank System, Inc. 1                         46,300        954,706
-----------------------------------------------------------------------------
Community Trust Bancorp, Inc. 1                        7,000        183,820
-----------------------------------------------------------------------------
First Community Bancshares, Inc. 1                     4,065        114,633
-----------------------------------------------------------------------------
First Financial Bancorp 1                             12,200        112,240
-----------------------------------------------------------------------------
First Horizon National Corp.                          98,200        729,626
-----------------------------------------------------------------------------
First Merchants Corp. 1                               14,700        266,805
-----------------------------------------------------------------------------
First Security Group, Inc.                            14,800         82,584

                 F4 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
COMMERCIAL BANKS Continued
FirstMerit Corp. 1                                    20,800   $    339,248
-----------------------------------------------------------------------------
Frontier Financial Corp. 1                            25,900        220,668
-----------------------------------------------------------------------------
Harleysville National Corp. 1                            800          8,928
-----------------------------------------------------------------------------
IBERIABANK Corp. 1                                     1,900         84,493
-----------------------------------------------------------------------------
Independent Bank Corp.,
Massachusetts 1                                        4,000         95,360
-----------------------------------------------------------------------------
International Bancshares Corp.                        19,700        420,989
-----------------------------------------------------------------------------
Investors Bancorp, Inc. 1,2                            5,200         67,912
-----------------------------------------------------------------------------
MainSource Financial Group, Inc. 1                     3,900         60,450
-----------------------------------------------------------------------------
National Penn Bancshares, Inc. 1                      47,200        626,816
-----------------------------------------------------------------------------
NBT Bancorp, Inc. 1                                   29,000        597,690
-----------------------------------------------------------------------------
Old National Bancorp 1                                73,590      1,049,393
-----------------------------------------------------------------------------
Oriental Financial Group, Inc. 1                      31,000        442,060
-----------------------------------------------------------------------------
Pacific Capital Bancorp 1                             91,600      1,262,248
-----------------------------------------------------------------------------
Park National Corp. 1                                  5,000        269,500
-----------------------------------------------------------------------------
Popular, Inc. 1                                       81,600        537,744
-----------------------------------------------------------------------------
Porter Bancorp, Inc.                                   2,400         36,024
-----------------------------------------------------------------------------
Renasant Corp. 1                                       4,000         58,920
-----------------------------------------------------------------------------
S&T Bancorp, Inc.                                      2,700         78,462
-----------------------------------------------------------------------------
Signature Bank 2                                       2,000         51,520
-----------------------------------------------------------------------------
Simmons First National Corp.                           6,800        190,196
-----------------------------------------------------------------------------
Southside Bancshares, Inc. 1                           7,500        138,300
-----------------------------------------------------------------------------
Sterling Bancorp                                      28,400        339,380
-----------------------------------------------------------------------------
Susquehanna Bancshares, Inc. 1                        68,800        941,872
-----------------------------------------------------------------------------
SVB Financial Group 2                                 19,700        947,767
-----------------------------------------------------------------------------
TCF Financial Corp. 1                                125,500      1,509,765
-----------------------------------------------------------------------------
Tompkins Financial Corp. 1                             5,700        212,040
-----------------------------------------------------------------------------
UMB Financial Corp.                                    4,700        240,969
-----------------------------------------------------------------------------
Webster Financial Corp.                               73,500      1,367,100
-----------------------------------------------------------------------------
WesBanco, Inc. 1                                      23,500        403,025
-----------------------------------------------------------------------------
Westamerica Bancorp                                   21,000      1,104,390
-----------------------------------------------------------------------------
Wilmington Trust Corp. 1                               5,100        134,844
-----------------------------------------------------------------------------
Wintrust Financial Corp. 1                             9,800        233,730
                                                               --------------
                                                                 17,878,889

-----------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
Advanta Corp., Cl. B 1                                39,650        249,399
-----------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                 30,000        258,600
-----------------------------------------------------------------------------
Cash America International, Inc. 1                    54,382      1,685,842
-----------------------------------------------------------------------------
Discover Financial Services                          110,800      1,459,236
-----------------------------------------------------------------------------
EZCORP, Inc., Cl. A 2                                 58,200        742,050
-----------------------------------------------------------------------------
World Acceptance Corp. 1,2                            29,000        976,430
                                                               --------------
                                                                  5,371,557

-----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Asset Acceptance Capital Corp. 1                      15,400        188,188

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Encore Capital Group, Inc. 2                           1,200   $     10,596
-----------------------------------------------------------------------------
Financial Federal Corp. 1                             29,730        652,871
-----------------------------------------------------------------------------
Interactive Brokers
Group, Inc., Cl. A 1,2                                 1,500         48,195
-----------------------------------------------------------------------------
Leucadia National Corp.                               32,500      1,525,550
-----------------------------------------------------------------------------
MarketAxess Holdings, Inc. 1,2                        12,600         95,256
-----------------------------------------------------------------------------
PHH Corp. 2                                           49,900        765,965
-----------------------------------------------------------------------------
Portfolio Recovery
Associates, Inc. 1,2                                   9,600        360,000
                                                               --------------
                                                                  3,646,621

-----------------------------------------------------------------------------
INSURANCE--6.4%
Alleghany Corp. 2                                      1,020        338,691
-----------------------------------------------------------------------------
Allied World Assurance
Holdings Ltd.                                         34,300      1,358,966
-----------------------------------------------------------------------------
American Equity Investment
Life Holding Co. 1                                    65,700        535,455
-----------------------------------------------------------------------------
American Financial Group, Inc.                        34,500        922,875
-----------------------------------------------------------------------------
American National Insurance Co.                          300         29,406
-----------------------------------------------------------------------------
American Physicians Capital, Inc. 1                   21,150      1,024,506
-----------------------------------------------------------------------------
Amerisafe, Inc. 2                                     33,100        527,614
-----------------------------------------------------------------------------
AmTrust Financial Services, Inc. 1                    72,500        913,500
-----------------------------------------------------------------------------
Arch Capital Group Ltd. 2                             17,100      1,134,072
-----------------------------------------------------------------------------
Argo Group International
Holdings Ltd. 2                                        7,390        248,008
-----------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                        129,100      3,055,797
-----------------------------------------------------------------------------
Assurant, Inc.                                        37,300      2,460,308
-----------------------------------------------------------------------------
Assured Guaranty Ltd. 1                               18,100        325,619
-----------------------------------------------------------------------------
Axis Capital Holdings Ltd.                            48,300      1,439,823
-----------------------------------------------------------------------------
Berkley (W.R.) Corp.                                  56,300      1,360,208
-----------------------------------------------------------------------------
Brown & Brown, Inc.                                   33,300        579,087
-----------------------------------------------------------------------------
Cincinnati Financial Corp.                            32,900        835,660
-----------------------------------------------------------------------------
CNA Financial Corp.                                   38,800        975,820
-----------------------------------------------------------------------------
CNA Surety Corp. 2                                    25,200        318,528
-----------------------------------------------------------------------------
Conseco, Inc. 2                                      117,000      1,160,640
-----------------------------------------------------------------------------
Darwin Professional
Underwriters, Inc. 1,2                                 7,900        243,320
-----------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A 1                 46,050      1,065,597
-----------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 1                           1,166         18,504
-----------------------------------------------------------------------------
eHealth, Inc. 1,2                                      8,300        146,578
-----------------------------------------------------------------------------
EMC Insurance Group, Inc.                                300          7,224
-----------------------------------------------------------------------------
Employers Holdings, Inc. 1                            21,200        438,840
-----------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                     52,700      1,622,633
-----------------------------------------------------------------------------
Erie Indemnity Co., Cl. A                              2,900        133,835
-----------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                      29,200        580,496
-----------------------------------------------------------------------------
Fidelity National
Title Group, Inc., Cl. A                              75,400        950,040

                 F5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
-----------------------------------------------------------------------------

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
INSURANCE Continued
First American Corp. 1                                13,300   $    351,120
-----------------------------------------------------------------------------
FPIC Insurance Group, Inc. 2                          15,200        688,864
-----------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                       95,500      1,700,855
-----------------------------------------------------------------------------
Hallmark Financial Services, Inc. 1,2                  8,500         82,195
-----------------------------------------------------------------------------
Hanover Insurance Group, Inc.                         16,000        680,000
-----------------------------------------------------------------------------
Harleysville Group, Inc.                              29,200        987,836
-----------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                          38,900        822,346
-----------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                             3,800        165,148
-----------------------------------------------------------------------------
Horace Mann Educators Corp.                            3,100         43,462
-----------------------------------------------------------------------------
Infinity Property & Casualty Corp.                    18,900        784,728
-----------------------------------------------------------------------------
IPC Holdings Ltd.                                     86,600      2,299,230
-----------------------------------------------------------------------------
Markel Corp. 2                                           100         36,700
-----------------------------------------------------------------------------
Max Capital Group Ltd. 1                             100,200      2,137,266
-----------------------------------------------------------------------------
Montpelier Re Holdings Ltd. 1                          7,900        116,525
-----------------------------------------------------------------------------
National Financial Partners Corp.                     27,000        535,140
-----------------------------------------------------------------------------
National Interstate Corp. 1                           10,600        194,828
-----------------------------------------------------------------------------
National Western Life
Insurance Co., Cl. A 1                                   600        131,100
-----------------------------------------------------------------------------
Nationwide Financial
Services, Inc., Cl. A 1                               14,900        715,349
-----------------------------------------------------------------------------
Navigators Group, Inc. (The) 2                        22,300      1,205,315
-----------------------------------------------------------------------------
Odyssey Re Holdings Corp. 1                           27,500        976,250
-----------------------------------------------------------------------------
OneBeacon Insurance Group Ltd. 1                       8,300        145,831
-----------------------------------------------------------------------------
Partnerre Holdings Ltd.                               17,400      1,202,862
-----------------------------------------------------------------------------
Philadelphia Consolidated
Holding Co. 2                                         35,000      1,188,950
-----------------------------------------------------------------------------
Phoenix Cos., Inc. (The) 1                            60,500        460,405
-----------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                   93,200      3,039,252
-----------------------------------------------------------------------------
Presidential Life Corp.                                2,400         37,008
-----------------------------------------------------------------------------
ProAssurance Corp. 2                                  49,800      2,395,878
-----------------------------------------------------------------------------
ProCentury Corp.                                      12,000        190,080
-----------------------------------------------------------------------------
Protective Life Corp.                                 28,900      1,099,645
-----------------------------------------------------------------------------
Reinsurance Group of America, Inc.                     7,500        326,400
-----------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                           19,500        871,065
-----------------------------------------------------------------------------
RLI Corp. 1                                           24,500      1,212,015
-----------------------------------------------------------------------------
Safeco Corp.                                          31,100      2,088,676
-----------------------------------------------------------------------------
Safety Insurance Group, Inc.                           7,500        267,375
-----------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1,2                20,900        302,632
-----------------------------------------------------------------------------
Selective Insurance Group, Inc. 1                     54,700      1,026,172
-----------------------------------------------------------------------------
StanCorp Financial Group, Inc.                        25,000      1,174,000
-----------------------------------------------------------------------------
State Auto Financial Corp.                             7,600        181,868
-----------------------------------------------------------------------------
Torchmark Corp.                                        4,000        234,600
-----------------------------------------------------------------------------
Transatlantic Holdings, Inc.                           7,200        406,584
-----------------------------------------------------------------------------
United America
Indemnity Ltd., Cl. A 2                               32,506        434,605
-----------------------------------------------------------------------------
Unitrin, Inc.                                         10,200        281,214
-----------------------------------------------------------------------------
UnumProvident Corp.                                   80,000      1,636,000
-----------------------------------------------------------------------------

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
INSURANCE Continued
Wesco Financial Corp.                                    100   $     38,200
-----------------------------------------------------------------------------
White Mountains
Insurance Group Ltd.                                     700        300,300
-----------------------------------------------------------------------------
Zenith National Insurance Corp. 1                      9,300        326,988
                                                               --------------
                                                                 60,274,512

-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.3%
Acadia Realty Trust                                    2,500         57,875
-----------------------------------------------------------------------------
Agree Realty Corp. 1                                   9,400        207,270
-----------------------------------------------------------------------------
Alexander's, Inc. 1,2                                    300         93,180
-----------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc. 1                6,700        652,178
-----------------------------------------------------------------------------
Arbor Realty Trust, Inc. 1                             7,300         65,481
-----------------------------------------------------------------------------
Ashford Hospitality Trust 1                           49,600        229,152
-----------------------------------------------------------------------------
Associated Estates Realty Corp. 1                      5,800         62,118
-----------------------------------------------------------------------------
BioMed Realty Trust, Inc.                              1,500         36,795
-----------------------------------------------------------------------------
Brandywine Realty Trust 1                             19,314        304,389
-----------------------------------------------------------------------------
Capital Trust, Cl. A 1                                 1,400         26,894
-----------------------------------------------------------------------------
CBL & Associates Properties, Inc. 1                   19,600        447,664
-----------------------------------------------------------------------------
Cedar Shopping Centers, Inc. 1                        10,100        118,372
-----------------------------------------------------------------------------
Corporate Office Properties Trust 1                    8,400        288,372
-----------------------------------------------------------------------------
DCT Industrial Trust, Inc.                               300          2,484
-----------------------------------------------------------------------------
DiamondRock Hospitality Co.                           44,600        485,694
-----------------------------------------------------------------------------
Digital Realty Trust, Inc. 1                          29,800      1,219,118
-----------------------------------------------------------------------------
EastGroup Properties, Inc.                            10,100        433,290
-----------------------------------------------------------------------------
Entertainment Properties Trust 1                      12,100        598,224
-----------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                      8,600        378,400
-----------------------------------------------------------------------------
Equity One, Inc. 1                                    15,400        316,470
-----------------------------------------------------------------------------
Extra Space Storage, Inc. 1                           12,700        195,072
-----------------------------------------------------------------------------
FelCor Lodging Trust, Inc. 1                          47,000        493,500
-----------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 1                 35,400        972,438
-----------------------------------------------------------------------------
Glimcher Realty Trust 1                                4,900         54,782
-----------------------------------------------------------------------------
Gramercy Capital Corp. 1                               6,200         71,858
-----------------------------------------------------------------------------
Hersha Hospitality Trust                              10,500         79,275
-----------------------------------------------------------------------------
Highwoods Properties, Inc.                            23,100        725,802
-----------------------------------------------------------------------------
Home Properties of New York, Inc. 1                   14,100        677,646
-----------------------------------------------------------------------------
Inland Real Estate Corp. 1                            45,700        658,994
-----------------------------------------------------------------------------
Kite Realty Group Trust 1                             10,100        126,250
-----------------------------------------------------------------------------
LaSalle Hotel Properties                              11,800        296,534
-----------------------------------------------------------------------------
Lexington Realty Trust 1                              24,100        328,483
-----------------------------------------------------------------------------
LTC Properties, Inc. 1                                13,700        350,172
-----------------------------------------------------------------------------
Medical Properties Trust, Inc. 1                      13,100        132,572
-----------------------------------------------------------------------------
Mid-America Apartment
Communities, Inc. 1                                   10,900        556,336
-----------------------------------------------------------------------------
National Health Investors, Inc. 1                      5,800        165,358
-----------------------------------------------------------------------------
National Retail Properties, Inc. 1                    30,900        645,810
-----------------------------------------------------------------------------
Nationwide Health Properties, Inc. 1                  58,100      1,829,569
-----------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 1                    34,100        567,765

                 F6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS Continued
Parkway Properties, Inc. 1                             9,300   $    313,689
-----------------------------------------------------------------------------
Pennsylvania Real Estate
Investment Trust 1                                    24,100        557,674
-----------------------------------------------------------------------------
PS Business Parks, Inc.                                6,900        356,040
-----------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                      7,900        162,266
-----------------------------------------------------------------------------
Realty Income Corp. 1                                 42,200        960,472
-----------------------------------------------------------------------------
Saul Centers, Inc.                                     4,600        216,154
-----------------------------------------------------------------------------
Senior Housing Properties Trust                       49,200        960,876
-----------------------------------------------------------------------------
Sovran Self Storage, Inc. 1                            5,800        241,048
-----------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc. 1                    26,200        245,494
-----------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                        24,900        413,340
-----------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 1                 23,900        858,727
-----------------------------------------------------------------------------
Taubman Centers, Inc.                                 11,000        535,150
-----------------------------------------------------------------------------
Washington Real Estate
Investment Trust 1                                    18,100        543,905
                                                               --------------
                                                                 21,316,471

-----------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Jones Lang LaSalle, Inc. 1                             7,200        433,368
-----------------------------------------------------------------------------
Tejon Ranch Co. 1,2                                    1,870         67,432
                                                               --------------
                                                                    500,800

THRIFTS & MORTGAGE FINANCE--0.4%
Anchor BanCorp Wisconsin, Inc. 1                       6,200         43,462
-----------------------------------------------------------------------------
Bank Mutual Corp.                                     26,200        263,048
-----------------------------------------------------------------------------
BankFinancial Corp. 1                                    700          9,107
-----------------------------------------------------------------------------
Brookline Bancorp, Inc. 1                             20,600        196,730
-----------------------------------------------------------------------------
Dime Community Bancshares, Inc. 1                     35,300        582,803
-----------------------------------------------------------------------------
Encore Bancshares, Inc. 1,2                            8,400        131,460
-----------------------------------------------------------------------------
Federal Agricultural
Mortgage Corp., Non-Vtg. 1                             6,500        161,070
-----------------------------------------------------------------------------
First Place Financial Corp. 1                          3,300         31,020
-----------------------------------------------------------------------------
Flushing Financial Corp. 1                            21,600        409,320
-----------------------------------------------------------------------------
Hudson City Bancorp, Inc.                            103,200      1,721,376
-----------------------------------------------------------------------------
OceanFirst Financial Corp. 1                           1,800         32,490
-----------------------------------------------------------------------------
Provident Financial Services, Inc. 1                   9,900        138,699
-----------------------------------------------------------------------------
Provident New York Bancorp                            31,400        347,284
-----------------------------------------------------------------------------
TierOne Corp.                                          8,300         38,097
-----------------------------------------------------------------------------
WSFS Financial Corp.                                   3,700        165,020
                                                               --------------
                                                                  4,270,986

-----------------------------------------------------------------------------
HEALTH CARE--6.8%
-----------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Allos Therapeutics, Inc. 2                             6,300         43,533
-----------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc. 1,2                     34,900        932,877
-----------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc. 1,2                      9,600        278,208
-----------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 2                        57,500      1,026,950
-----------------------------------------------------------------------------

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Emergent Biosolutions, Inc. 1,2                       22,800   $    226,404
-----------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc. 1,2                       62,200        442,864
-----------------------------------------------------------------------------
Martek Biosciences Corp. 1,2                          80,919      2,727,779
-----------------------------------------------------------------------------
Momenta Pharmaceuticals, Inc. 2                        8,900        109,470
-----------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                              2,400        109,248
-----------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc. 1,2                        3,600         81,576
-----------------------------------------------------------------------------
RXi Pharmaceuticals Corp. 1,2                          4,285         34,280
-----------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1,2                     13,500        341,550
-----------------------------------------------------------------------------
United Therapeutics Corp. 2                            2,500        244,375
                                                               --------------
                                                                  6,599,114

-----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.4%
Abaxis, Inc. 1,2                                      12,700        306,451
-----------------------------------------------------------------------------
American Medical
Systems Holdings, Inc. 1,2                            11,200        167,440
-----------------------------------------------------------------------------
Analogic Corp. 1                                      34,300      2,163,301
-----------------------------------------------------------------------------
ConMed Corp. 2                                        39,000      1,035,450
-----------------------------------------------------------------------------
CryoLife, Inc. 1,2                                    25,300        289,432
-----------------------------------------------------------------------------
Cyberonics, Inc. 2                                    11,300        245,210
-----------------------------------------------------------------------------
Datascope Corp.                                       14,300        672,100
-----------------------------------------------------------------------------
Edwards Lifesciences Corp. 2                          11,200        694,848
-----------------------------------------------------------------------------
Exactech, Inc. 2                                       3,800         97,698
-----------------------------------------------------------------------------
Hill-Rom Holdings, Inc. 1                             41,900      1,130,462
-----------------------------------------------------------------------------
IRIS International, Inc. 1,2                           4,000         62,600
-----------------------------------------------------------------------------
Kensey Nash Corp. 2                                   16,700        535,235
-----------------------------------------------------------------------------
Meridian Bioscience, Inc. 1                           21,304        573,504
-----------------------------------------------------------------------------
Merit Medical Systems, Inc. 2                         27,400        402,780
-----------------------------------------------------------------------------
Natus Medical, Inc. 1,2                                4,400         92,136
-----------------------------------------------------------------------------
Neogen Corp. 2                                         2,300         52,647
-----------------------------------------------------------------------------
NuVasive, Inc. 1,2                                     2,400        107,184
-----------------------------------------------------------------------------
Quidel Corp. 1,2                                      38,100        629,412
-----------------------------------------------------------------------------
Sirona Dental Systems, Inc. 1,2                       12,300        318,816
-----------------------------------------------------------------------------
Somanetics Corp. 1,2                                   4,900        103,880
-----------------------------------------------------------------------------
SonoSite, Inc. 1,2                                     6,700        187,667
-----------------------------------------------------------------------------
Steris Corp.                                          78,600      2,260,536
-----------------------------------------------------------------------------
Vital Signs, Inc.                                      1,700         96,526
-----------------------------------------------------------------------------
VNUS Medical Technologies, Inc. 2                      3,600         72,036
-----------------------------------------------------------------------------
Zoll Medical Corp. 2                                  28,500        959,595
                                                               --------------
                                                                 13,256,946

-----------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.6%
Air Methods Corp. 1,2                                    500         12,500
-----------------------------------------------------------------------------
Alliance Imaging, Inc. 2                              37,700        326,859
-----------------------------------------------------------------------------
Amedisys, Inc. 1,2                                    19,900      1,003,358
-----------------------------------------------------------------------------
AMERIGROUP Corp. 2                                    58,500      1,216,800
-----------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1,2                     14,700        248,724

                 F7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
AmSurg Corp. 1,2                                      11,900   $    289,765
-----------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1,2                      47,800        926,842
-----------------------------------------------------------------------------
Centene Corp. 1,2                                     91,700      1,539,643
-----------------------------------------------------------------------------
Chemed Corp. 1                                        17,300        633,353
-----------------------------------------------------------------------------
Chindex International, Inc. 2                         11,650        170,906
-----------------------------------------------------------------------------
CorVel Corp. 2                                         5,700        193,059
-----------------------------------------------------------------------------
Cross Country Healthcare, Inc. 2                       6,600         95,106
-----------------------------------------------------------------------------
Emergency Medical
Services LP, Cl. A 1,2                                10,600        239,878
-----------------------------------------------------------------------------
Gentiva Health Services, Inc. 1,2                      4,100         78,105
-----------------------------------------------------------------------------
Hanger Orthopedic Group, Inc. 2                       26,000        428,740
-----------------------------------------------------------------------------
Health Net, Inc. 2                                    29,700        714,582
-----------------------------------------------------------------------------
HealthExtras, Inc. 2                                   5,800        174,812
-----------------------------------------------------------------------------
Healthspring, Inc. 1,2                               135,300      2,283,864
-----------------------------------------------------------------------------
HMS Holdings Corp. 1,2                                 1,500         32,205
-----------------------------------------------------------------------------
Kindred Healthcare, Inc. 2                            25,700        739,132
-----------------------------------------------------------------------------
Landauer, Inc. 1                                      12,200        686,128
-----------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1,2                         87,700      2,481,910
-----------------------------------------------------------------------------
Lincare Holdings, Inc. 2                              96,800      2,749,120
-----------------------------------------------------------------------------
Magellan Health Services, Inc. 2                       4,400        162,932
-----------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                           37,100        903,014
-----------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1,2                           7,700         74,998
-----------------------------------------------------------------------------
Owens & Minor, Inc. 1                                 73,100      3,339,939
-----------------------------------------------------------------------------
PharMerica Corp. 1,2                                  25,100        567,009
-----------------------------------------------------------------------------
Providence Service Corp. 1,2                           6,800        143,548
-----------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1,2                        3,000        113,520
-----------------------------------------------------------------------------
RehabCare Group, Inc. 2                               28,900        463,267
-----------------------------------------------------------------------------
Res-Care, Inc. 1,2                                    16,800        298,704
-----------------------------------------------------------------------------
Sun Healthcare Group, Inc. 1,2                        13,000        174,070
-----------------------------------------------------------------------------
Universal American Corp. 1,2                          20,000        204,400
-----------------------------------------------------------------------------
WellCare Health Plans, Inc. 2                          7,940        287,031
                                                               --------------
                                                                 23,997,823

-----------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.1%
Eclipsys Corp. 1,2                                     7,900        145,044
-----------------------------------------------------------------------------
HLTH Corp. 2                                          25,700        290,924
-----------------------------------------------------------------------------
Phase Forward, Inc. 1,2                               27,600        495,972
-----------------------------------------------------------------------------
Trizetto Group, Inc. 2                                 6,480        138,542
                                                               --------------
                                                                  1,070,482

-----------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.0%
Albany Molecular Research, Inc. 1,2                   26,300        349,001
-----------------------------------------------------------------------------
Dionex Corp. 2                                        17,300      1,148,201
-----------------------------------------------------------------------------
Enzo Biochem, Inc. 2                                   4,300         48,246
-----------------------------------------------------------------------------
eResearch Technology, Inc. 2                          68,000      1,185,920
-----------------------------------------------------------------------------
Illumina, Inc. 1,2                                     7,900        688,169
-----------------------------------------------------------------------------

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES Contined
Invitrogen Corp. 2                                    13,000   $    510,380
-----------------------------------------------------------------------------
Luminex Corp. 1,2                                     41,400        850,770
-----------------------------------------------------------------------------
Parexel International Corp. 1,2                       58,400      1,536,504
-----------------------------------------------------------------------------
PerkinElmer, Inc.                                     12,500        348,125
-----------------------------------------------------------------------------
Pharmaceutical Product
Development, Inc.                                      9,400        403,260
-----------------------------------------------------------------------------
Varian, Inc. 2                                        41,800      2,134,308
                                                               --------------
                                                                  9,202,884

-----------------------------------------------------------------------------
PHARMACEUTICALS--1.0%
Adolor Corp. 1,2                                      45,700        250,436
-----------------------------------------------------------------------------
Alpharma, Inc., Cl. A 1,2                             43,800        986,814
-----------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc. 1,2                    11,500        386,630
-----------------------------------------------------------------------------
Bentley Pharmaceuticals, Inc. 1,2                      3,500         56,525
-----------------------------------------------------------------------------
Durect Corp. 2                                         9,000         33,030
-----------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 2                 50,500      1,221,595
-----------------------------------------------------------------------------
Forest Laboratories, Inc. 2                           15,090        524,227
-----------------------------------------------------------------------------
King Pharmaceuticals, Inc. 2                         224,400      2,349,468
-----------------------------------------------------------------------------
MiddleBrook Pharmaceuticals, Inc. 1,2                 20,800         70,304
-----------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                           16,300        128,770
-----------------------------------------------------------------------------
Par Pharmaceutical Cos., Inc. 1,2                     13,800        223,974
-----------------------------------------------------------------------------
Pozen, Inc. 1,2                                        9,500        103,360
-----------------------------------------------------------------------------
Sepracor, Inc. 2                                      14,800        294,816
-----------------------------------------------------------------------------
Valeant Pharmaceuticals
International, Inc. 1,2                               38,354        656,237
-----------------------------------------------------------------------------
Vivus, Inc. 1,2                                        8,400         56,112
-----------------------------------------------------------------------------
Warner Chilcott Ltd., Cl. A 2                         25,100        425,445
-----------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 2                        40,900      1,111,253
-----------------------------------------------------------------------------
Xenoport, Inc. 2                                      13,600        530,808
                                                               --------------
                                                                  9,409,804

-----------------------------------------------------------------------------
INDUSTRIALS--20.6%
-----------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
Aeroviroment, Inc. 1,2                                 6,200        168,516
-----------------------------------------------------------------------------
Argon ST, Inc. 2                                       6,900        171,120
-----------------------------------------------------------------------------
Astronics Corp., Cl. B 2                                 650          9,815
-----------------------------------------------------------------------------
BE Aerospace, Inc. 2                                  26,200        610,198
-----------------------------------------------------------------------------
Ceradyne, Inc. 2                                      26,400        905,520
-----------------------------------------------------------------------------
Cubic Corp.                                           45,200      1,007,056
-----------------------------------------------------------------------------
Curtiss-Wright Corp. 1                                11,200        501,088
-----------------------------------------------------------------------------
DRS Technologies, Inc.                                46,400      3,652,608
-----------------------------------------------------------------------------
Ducommun, Inc. 1,2                                    13,400        307,664
-----------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 2                  67,700      1,025,655
-----------------------------------------------------------------------------
Esterline Technologies Corp. 2                        52,600      2,591,076
-----------------------------------------------------------------------------
HEICO Corp. 1                                         17,800        579,212
-----------------------------------------------------------------------------
Stanley, Inc. 1,2                                     21,700        727,384
-----------------------------------------------------------------------------
Teledyne Technologies, Inc. 2                         27,300      1,331,967

                 F8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
TransDigm Group, Inc. 1,2                             12,000   $    403,080
-----------------------------------------------------------------------------
Triumph Group, Inc. 1                                 41,100      1,935,810
                                                               --------------
                                                                 15,927,769

-----------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
Air Transport Services Group, Inc. 2                  12,700         12,700
-----------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc. 2                  27,500      1,360,150
-----------------------------------------------------------------------------
Hub Group, Inc., Cl. A 2                              51,000      1,740,630
-----------------------------------------------------------------------------
Pacer International, Inc.                             62,500      1,344,375
                                                               --------------
                                                                  4,457,855

-----------------------------------------------------------------------------
AIRLINES--0.2%
Allegiant Travel Co. 2                                 1,100         20,449
-----------------------------------------------------------------------------
Hawaiian Holdings, Inc. 1,2                           88,100        612,295
-----------------------------------------------------------------------------
Republic Airways Holdings, Inc. 2                     44,100        381,906
-----------------------------------------------------------------------------
SkyWest, Inc. 1                                       75,400        953,810
                                                               -------------
                                                                  1,968,460

-----------------------------------------------------------------------------
BUILDING PRODUCTS--0.7%
Aaon, Inc.                                            11,000        211,860
-----------------------------------------------------------------------------
American Woodmark Corp. 1                              3,000         63,390
-----------------------------------------------------------------------------
Ameron International Corp. 1                          10,200      1,223,796
-----------------------------------------------------------------------------
Apogee Enterprises, Inc. 1                            29,000        468,640
-----------------------------------------------------------------------------
Gibraltar Industries, Inc.                             6,300        100,611
-----------------------------------------------------------------------------
Insteel Industries, Inc. 1                            16,900        309,439
-----------------------------------------------------------------------------
Lennox International, Inc.                            71,200      2,061,952
-----------------------------------------------------------------------------
NCI Building Systems, Inc. 1,2                        35,100      1,289,223
-----------------------------------------------------------------------------
Quanex Building Products Corp. 1                      61,723        917,204
-----------------------------------------------------------------------------
Universal Forest Products, Inc. 1                      4,100        122,836
                                                               --------------
                                                                  6,768,951

-----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.2%
ABM Industries, Inc. 1                                24,300        540,675
-----------------------------------------------------------------------------
Administaff, Inc. 1                                   54,000      1,506,060
-----------------------------------------------------------------------------
Advisory Board Co. (The) 2                             1,400         55,062
-----------------------------------------------------------------------------
American Ecology Corp. 1                              29,500        871,135
-----------------------------------------------------------------------------
American Reprographics Co. 2                          11,500        191,475
-----------------------------------------------------------------------------
AMREP Corp.                                            1,200         57,108
-----------------------------------------------------------------------------
Bowne & Co., Inc. 1                                   44,600        568,650
-----------------------------------------------------------------------------
Brink's Co. (The)                                     15,300      1,000,926
-----------------------------------------------------------------------------
CBIZ, Inc. 1,2                                        80,100        636,795
-----------------------------------------------------------------------------
CDI Corp. 1                                           24,607        626,002
-----------------------------------------------------------------------------
ChoicePoint, Inc. 2                                   43,500      2,096,700
-----------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                               31,200      2,217,072
-----------------------------------------------------------------------------
Comfort Systems USA, Inc. 1                           84,400      1,134,336
-----------------------------------------------------------------------------
COMSYS IT Partners, Inc. 1,2                           9,900         90,288
-----------------------------------------------------------------------------
Consolidated Graphics, Inc. 2                         21,400      1,054,378
-----------------------------------------------------------------------------

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Copart, Inc. 1,2                                       1,900   $     81,358
-----------------------------------------------------------------------------
Cornell Corrections, Inc. 1,2                         25,700        619,627
-----------------------------------------------------------------------------
CRA International, Inc. 1,2                            5,800        209,670
-----------------------------------------------------------------------------
Deluxe Corp.                                         111,800      1,992,276
-----------------------------------------------------------------------------
Ennis, Inc.                                           20,900        327,085
-----------------------------------------------------------------------------
Exponent, Inc. 2                                      33,080      1,039,043
-----------------------------------------------------------------------------
First Advantage Corp., Cl. A 2                         6,200         98,270
-----------------------------------------------------------------------------
FTI Consulting, Inc. 2                                 2,997        205,175
-----------------------------------------------------------------------------
G&K Services, Inc., Cl. A                              9,300        283,278
-----------------------------------------------------------------------------
GeoEye, Inc. 1,2                                         600         10,626
-----------------------------------------------------------------------------
Hill International, Inc. 1,2                          28,900        475,116
-----------------------------------------------------------------------------
HNI Corp. 1                                           17,200        303,752
-----------------------------------------------------------------------------
Hudson Highland Group, Inc. 1,2                       25,600        268,032
-----------------------------------------------------------------------------
ICF International, Inc. 1,2                           22,900        380,598
-----------------------------------------------------------------------------
Ikon Office Solutions, Inc.                           90,115      1,016,497
-----------------------------------------------------------------------------
Interface, Inc., Cl. A 1                              93,900      1,176,567
-----------------------------------------------------------------------------
Kelly Services, Inc., Cl. A 1                         20,099        388,514
-----------------------------------------------------------------------------
Kimball International, Inc., Cl. B 1                  20,300        168,084
-----------------------------------------------------------------------------
Knoll, Inc. 1                                         56,800        690,120
-----------------------------------------------------------------------------
Korn-Ferry International 1,2                          87,400      1,374,802
-----------------------------------------------------------------------------
Manpower, Inc.                                        22,300      1,298,752
-----------------------------------------------------------------------------
McGrath Rentcorp                                       5,800        142,622
-----------------------------------------------------------------------------
Metalico, Inc. 1,2                                    39,000        683,280
-----------------------------------------------------------------------------
Miller (Herman), Inc. 1                              115,500      2,874,795
-----------------------------------------------------------------------------
Mine Safety Appliances Co. 1                          31,600      1,263,684
-----------------------------------------------------------------------------
MPS Group, Inc. 2                                    163,000      1,732,690
-----------------------------------------------------------------------------
Navigant Consulting, Inc. 2                           54,400      1,064,064
-----------------------------------------------------------------------------
R.R. Donnelley & Sons Co.                             49,000      1,454,810
-----------------------------------------------------------------------------
Resources Connection, Inc. 1                          39,200        797,720
-----------------------------------------------------------------------------
Robert Half International, Inc.                       58,300      1,397,451
-----------------------------------------------------------------------------
Rollins, Inc. 1                                       61,200        906,984
-----------------------------------------------------------------------------
Schawk, Inc.                                          10,400        124,696
-----------------------------------------------------------------------------
School Specialty, Inc. 1,2                            19,100        567,843
-----------------------------------------------------------------------------
Spherion Corp. 2                                      39,400        182,028
-----------------------------------------------------------------------------
Standard Parking Corp. 1,2                             5,100         92,820
-----------------------------------------------------------------------------
Standard Register Co. (The) 1                         14,200        133,906
-----------------------------------------------------------------------------
Steelcase, Inc., Cl. A                               118,900      1,192,567
-----------------------------------------------------------------------------
Sykes Enterprises, Inc. 2                             53,900      1,016,554
-----------------------------------------------------------------------------
Team, Inc. 1,2                                        17,400        597,168
-----------------------------------------------------------------------------
TeleTech Holdings, Inc. 2                             57,300      1,143,708
-----------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                   7,800        176,436
-----------------------------------------------------------------------------
TrueBlue, Inc. 1,2                                    93,900      1,240,419
-----------------------------------------------------------------------------
United Stationers, Inc. 1,2                           47,488      1,754,682
-----------------------------------------------------------------------------
Viad Corp. 1                                          50,400      1,299,816
-----------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                      850         10,124

                 F9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Waste Connections, Inc. 2                             20,650   $    659,355
-----------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                           23,400      1,237,626
                                                               --------------
                                                                 48,801,752

-----------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Aecom Technology Corp. 2                              35,000      1,138,550
-----------------------------------------------------------------------------
Baker (Michael) Corp. 1,2                              9,700        212,236
-----------------------------------------------------------------------------
Dycom Industries, Inc. 1,2                            30,400        441,408
-----------------------------------------------------------------------------
EMCOR Group, Inc. 1,2                                 97,900      2,793,087
-----------------------------------------------------------------------------
Furmanite Corp. 1,2                                    4,200         33,516
-----------------------------------------------------------------------------
Granite Construction, Inc. 1                          23,400        737,802
-----------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2              22,600        344,198
-----------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1,2              11,700        201,240
-----------------------------------------------------------------------------
KBR, Inc.                                             41,500      1,448,765
-----------------------------------------------------------------------------
Layne Christensen Co. 1,2                             16,600        726,914
-----------------------------------------------------------------------------
MasTec, Inc. 1,2                                      51,600        550,056
-----------------------------------------------------------------------------
Northwest Pipe Co. 1,2                                10,800        602,640
-----------------------------------------------------------------------------
Perini Corp. 2                                        37,200      1,229,460
-----------------------------------------------------------------------------
Pike Electric Corp. 1,2                               13,206        219,352
                                                               --------------
                                                                 10,679,224

-----------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.6%
Acuity Brands, Inc. 1                                 69,100      3,322,328
-----------------------------------------------------------------------------
AZZ, Inc. 1,2                                         18,200        726,180
-----------------------------------------------------------------------------
Belden, Inc. 1                                        71,100      2,408,868
-----------------------------------------------------------------------------
Brady Corp., Cl. A 1                                  27,900        963,387
-----------------------------------------------------------------------------
Day4 Energy, Inc. 2                                   82,300        339,789
-----------------------------------------------------------------------------
Encore Wire Corp. 1                                   27,900        591,201
-----------------------------------------------------------------------------
GrafTech International Ltd. 2                        156,600      4,201,578
-----------------------------------------------------------------------------
II-VI, Inc. 1,2                                       15,900        555,228
-----------------------------------------------------------------------------
LSI Industries, Inc.                                  11,500         93,380
-----------------------------------------------------------------------------
Powell Industries, Inc. 2                             17,300        872,093
-----------------------------------------------------------------------------
Regal-Beloit Corp. 1                                  53,900      2,277,275
-----------------------------------------------------------------------------
Smith (A.O.) Corp. 1                                  35,500      1,165,465
-----------------------------------------------------------------------------
Superior Essex, Inc. 2                                18,500        825,655
-----------------------------------------------------------------------------
Thomas & Betts Corp. 2                                46,900      1,775,165
-----------------------------------------------------------------------------
Valence Technology, Inc. 1,2                          38,000        168,340
-----------------------------------------------------------------------------
Vicor Corp. 1                                         12,900        128,742
-----------------------------------------------------------------------------
Woodward Governor Co.                                106,800      3,808,488
                                                               --------------
                                                                 24,223,162

-----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.2%
Otter Tail Corp. 1                                     5,500        213,565
-----------------------------------------------------------------------------
Raven Industries, Inc. 1                              12,000        393,360
-----------------------------------------------------------------------------
Walter Industries, Inc.                               14,800      1,609,796
                                                               --------------
                                                                  2,216,721

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
MACHINERY--5.4%
Actuant Corp., Cl. A 1                                83,100   $  2,605,185
-----------------------------------------------------------------------------
Altra Holdings, Inc. 2                                16,600        279,046
-----------------------------------------------------------------------------
Ampco-Pittsburgh Corp. 1                              19,100        849,568
-----------------------------------------------------------------------------
Astec Industries, Inc. 1,2                            38,680      1,243,175
-----------------------------------------------------------------------------
Axsys Technologies, Inc. 2                            15,200        791,008
-----------------------------------------------------------------------------
Badger Meter, Inc. 1                                  27,320      1,380,480
-----------------------------------------------------------------------------
Barnes Group, Inc. 1                                  89,200      2,059,628
-----------------------------------------------------------------------------
Blount International, Inc. 1,2                        61,500        714,015
-----------------------------------------------------------------------------
Cascade Corp. 1                                        5,846        247,403
-----------------------------------------------------------------------------
Chart Industries, Inc. 2                              43,700      2,125,568
-----------------------------------------------------------------------------
CIRCOR International, Inc. 1                          27,500      1,347,225
-----------------------------------------------------------------------------
Colfax Corp. 2                                        22,070        553,736
-----------------------------------------------------------------------------
Columbus McKinnon Corp. 1,2                           34,000        818,720
-----------------------------------------------------------------------------
Commercial Vehicle Group, Inc. 1,2                     3,900         36,465
-----------------------------------------------------------------------------
Crane Co.                                             16,100        620,333
-----------------------------------------------------------------------------
Cummins, Inc.                                         31,000      2,031,120
-----------------------------------------------------------------------------
Dover Corp.                                            5,700        275,709
-----------------------------------------------------------------------------
EnPro Industries, Inc. 1,2                            44,700      1,669,098
-----------------------------------------------------------------------------
ESCO Technologies, Inc. 1,2                            7,900        370,668
-----------------------------------------------------------------------------
Federal Signal Corp. 1                                30,300        363,600
-----------------------------------------------------------------------------
Gardner Denver, Inc. 2                                76,000      4,316,800
-----------------------------------------------------------------------------
Gorman-Rupp Co. (The) 1                               23,943        953,889
-----------------------------------------------------------------------------
Hurco Cos., Inc. 1,2                                   6,700        206,963
-----------------------------------------------------------------------------
IDEX Corp.                                            31,700      1,167,828
-----------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                        53,600      2,006,248
-----------------------------------------------------------------------------
Joy Global, Inc.                                       2,500        189,575
-----------------------------------------------------------------------------
Kadant, Inc. 2                                        30,100        680,260
-----------------------------------------------------------------------------
Kaydon Corp. 1                                         7,000        359,870
-----------------------------------------------------------------------------
L.B. Foster Co., Cl. A 1,2                             5,700        189,240
-----------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                       10,300        810,610
-----------------------------------------------------------------------------
Lindsay Manufacturing Co. 1                            7,400        628,778
-----------------------------------------------------------------------------
Lydall, Inc. 1,2                                       4,700         58,985
-----------------------------------------------------------------------------
McCoy Corp. 3                                         46,600        211,590
-----------------------------------------------------------------------------
Mueller Industries, Inc.                              75,600      2,434,320
-----------------------------------------------------------------------------
Navistar International Corp. 2                         5,300        348,846
-----------------------------------------------------------------------------
Nordson Corp.                                         28,700      2,091,943
-----------------------------------------------------------------------------
Oshkosh Corp. 1                                       12,300        254,487
-----------------------------------------------------------------------------
Pentair, Inc.                                         22,400        784,448
-----------------------------------------------------------------------------
RBC Bearings, Inc. 2                                  11,800        393,176
-----------------------------------------------------------------------------
Robbins & Myers, Inc.                                 56,800      2,832,616
-----------------------------------------------------------------------------
Sun Hydraulics Corp. 1                                24,050        776,094
-----------------------------------------------------------------------------
Tecumseh Products Co., Cl. A 1,2                      34,900      1,144,022
-----------------------------------------------------------------------------
Tennant Co. 1                                         14,900        448,043
-----------------------------------------------------------------------------
Timken Co.                                            29,000        955,260
-----------------------------------------------------------------------------
Titan International, Inc. 1                           14,200        505,804

                F10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
MACHINERY Continued
Toro Co. (The) 1                                      60,700   $  2,019,489
-----------------------------------------------------------------------------
Twin Disc, Inc. 1                                        600         12,558
-----------------------------------------------------------------------------
Wabtec Corp.                                          61,600      2,994,992
-----------------------------------------------------------------------------
Watts Water
Technologies, Inc., Cl. A 1                           25,300        629,970
                                                               --------------
                                                                 50,788,454

-----------------------------------------------------------------------------
MARINE--0.5%
Alexander & Baldwin, Inc.                             29,000      1,320,950
-----------------------------------------------------------------------------
American Commercial Lines, Inc. 1,2                   35,700        390,201
-----------------------------------------------------------------------------
Excel Maritime Carriers Ltd. 1                        30,400      1,193,200
-----------------------------------------------------------------------------
Kirby Corp. 2                                          2,400        115,200
-----------------------------------------------------------------------------
Safe Bulkers, Inc. 2                                  57,300      1,079,532
-----------------------------------------------------------------------------
Star Bulk Carriers Corp. 1                            50,500        595,395
                                                               --------------
                                                                  4,694,478

-----------------------------------------------------------------------------
ROAD & RAIL--1.1%
Amerco 2                                               1,400         66,752
-----------------------------------------------------------------------------
Arkansas Best Corp. 1                                 57,700      2,114,128
-----------------------------------------------------------------------------
Avis Budget Group, Inc. 2                            101,500        849,555
-----------------------------------------------------------------------------
Celadon Group, Inc. 1,2                                1,200         11,988
-----------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 2                      23,300        792,666
-----------------------------------------------------------------------------
Heartland Express, Inc.                               22,100        329,511
-----------------------------------------------------------------------------
Hertz Global Holdings, Inc. 2                         71,300        684,480
-----------------------------------------------------------------------------
Marten Transport Ltd. 1,2                              8,900        142,133
-----------------------------------------------------------------------------
Old Dominion Freight Line, Inc. 1,2                   16,200        486,324
-----------------------------------------------------------------------------
Ryder Systems, Inc.                                   24,500      1,687,560
-----------------------------------------------------------------------------
Werner Enterprises, Inc. 1                            83,500      1,551,430
-----------------------------------------------------------------------------
YRC Worldwide, Inc. 1,2                               91,600      1,362,092
                                                               --------------
                                                                 10,078,619

-----------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.3%
Applied Industrial Technologies, Inc. 1               90,075      2,177,113
-----------------------------------------------------------------------------
Beacon Roofing Supply, Inc. 1,2                        8,400         89,124
-----------------------------------------------------------------------------
GATX Corp.                                            54,400      2,411,552
-----------------------------------------------------------------------------
Houston Wire & Cable Co. 1                            22,500        447,750
-----------------------------------------------------------------------------
Kaman Corp.                                            1,700         38,692
-----------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                 5,400        238,194
-----------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 2                       23,500        282,235
-----------------------------------------------------------------------------
Textainer Group Holdings Ltd. 1                        3,600         70,308
-----------------------------------------------------------------------------
United Rentals, Inc. 2                               135,700      2,661,077
-----------------------------------------------------------------------------
Watsco, Inc. 1                                        12,600        526,680
-----------------------------------------------------------------------------
WESCO International, Inc. 2                           76,700      3,071,068
                                                               --------------
                                                                 12,013,793

-----------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
CAI International, Inc. 2                             31,600        549,840

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.4%
-----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.4%
Acme Packet, Inc. 1,2                                 13,000   $    100,880
-----------------------------------------------------------------------------
ADTRAN, Inc. 1                                        69,000      1,644,960
-----------------------------------------------------------------------------
Avocent Corp. 2                                       62,000      1,153,200
-----------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A 1                                4,800        134,400
-----------------------------------------------------------------------------
Black Box Corp.                                       10,220        277,882
-----------------------------------------------------------------------------
Brocade Communications
Systems, Inc. 2                                      257,400      2,120,976
-----------------------------------------------------------------------------
Comtech Telecommunications Corp. 2                    54,100      2,650,900
-----------------------------------------------------------------------------
EchoStar Holding Corp. 1,2                            16,000        499,520
-----------------------------------------------------------------------------
EMS Technologies, Inc. 2                              25,500        556,920
-----------------------------------------------------------------------------
Emulex Corp. 2                                       156,300      1,820,895
-----------------------------------------------------------------------------
Extreme Networks, Inc. 2                             127,800        362,952
-----------------------------------------------------------------------------
Foundry Networks, Inc. 2                             114,600      1,354,572
-----------------------------------------------------------------------------
Harmonic, Inc. 1,2                                    13,900        132,189
-----------------------------------------------------------------------------
Harris Corp.                                          21,600      1,090,584
-----------------------------------------------------------------------------
Ixia 1,2                                              39,100        271,745
-----------------------------------------------------------------------------
JDS Uniphase Corp. 2                                  52,400        595,264
-----------------------------------------------------------------------------
ParkerVision, Inc. 1,2                                 3,800         37,734
-----------------------------------------------------------------------------
Performance Technologies, Inc. 2                       3,200         16,192
-----------------------------------------------------------------------------
Plantronics, Inc. 1                                  119,300      2,662,776
-----------------------------------------------------------------------------
Polycom, Inc. 2                                       55,500      1,351,980
-----------------------------------------------------------------------------
Powerwave Technologies, Inc. 1,2                      77,200        328,100
-----------------------------------------------------------------------------
SeaChange International, Inc. 1,2                     12,900         92,364
-----------------------------------------------------------------------------
ShoreTel, Inc. 1,2                                    14,200         62,764
-----------------------------------------------------------------------------
Sycamore Networks, Inc. 2                             21,100         67,942
-----------------------------------------------------------------------------
Tekelec, Inc. 1,2                                    106,100      1,560,731
-----------------------------------------------------------------------------
Tellabs, Inc. 2                                      276,400      1,285,260
-----------------------------------------------------------------------------
UTStarcom, Inc. 1,2                                   76,900        420,643
-----------------------------------------------------------------------------
ViaSat, Inc. 2                                        21,600        436,536
                                                               --------------
                                                                 23,090,861

-----------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.7%
3PAR, Inc. 1,2                                        12,200         95,648
-----------------------------------------------------------------------------
Adaptec, Inc. 2                                       21,000         67,200
-----------------------------------------------------------------------------
Electronics for Imaging, Inc. 2                       36,800        537,280
-----------------------------------------------------------------------------
Hypercom Corp. 1,2                                     2,000          8,800
-----------------------------------------------------------------------------
Imation Corp. 1                                       32,100        735,732
-----------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 2                  48,700      1,628,041
-----------------------------------------------------------------------------
NCR Corp. 2                                           75,900      1,912,680
-----------------------------------------------------------------------------
Netezza Corp. 2                                       21,900        251,412
-----------------------------------------------------------------------------
QLogic Corp. 2                                       172,800      2,521,152
-----------------------------------------------------------------------------
SanDisk Corp. 2                                       10,100        188,870
-----------------------------------------------------------------------------
Seagate Technology                                   102,900      1,968,477
-----------------------------------------------------------------------------
STEC, Inc. 1,2                                        71,900        738,413
-----------------------------------------------------------------------------
Stratasys, Inc. 2                                      7,900        145,834

                 F11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Synaptics, Inc. 1,2                                   57,000   $  2,150,610
-----------------------------------------------------------------------------
Western Digital Corp. 2                               87,800      3,031,734
-----------------------------------------------------------------------------
Xyratex Ltd. 2                                        15,200        253,080
                                                               --------------
                                                                 16,234,963

-----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
Acacia Research Corp. 1,2                             17,200         77,056
-----------------------------------------------------------------------------
Amphenol Corp., Cl. A                                 26,700      1,198,296
-----------------------------------------------------------------------------
Arrow Electronics, Inc. 2                             53,800      1,652,736
-----------------------------------------------------------------------------
Avnet, Inc. 2                                         43,900      1,197,592
-----------------------------------------------------------------------------
AVX Corp.                                             33,700        381,147
-----------------------------------------------------------------------------
Benchmark Electronics, Inc. 2                        105,700      1,727,138
-----------------------------------------------------------------------------
Checkpoint Systems, Inc. 2                            50,800      1,060,704
-----------------------------------------------------------------------------
Cogent, Inc. 1,2                                      20,700        235,359
-----------------------------------------------------------------------------
Cognex Corp. 1                                        56,600      1,304,630
-----------------------------------------------------------------------------
Coherent, Inc. 1,2                                    10,100        301,889
-----------------------------------------------------------------------------
CPI International, Inc. 1,2                              100          1,230
-----------------------------------------------------------------------------
CTS Corp. 1                                           55,700        559,785
-----------------------------------------------------------------------------
DTS, Inc. 1,2                                         21,900        685,908
-----------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2               19,800        280,566
-----------------------------------------------------------------------------
Excel Technology, Inc. 2                               3,900         87,048
-----------------------------------------------------------------------------
FARO Technologies, Inc. 2                              2,200         55,374
-----------------------------------------------------------------------------
FLIR Systems, Inc. 1,2                                26,100      1,058,877
-----------------------------------------------------------------------------
Gerber Scientific, Inc. 1,2                            1,200         13,656
-----------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 2                           15,200        269,800
-----------------------------------------------------------------------------
Insight Enterprises, Inc. 2                           40,500        475,065
-----------------------------------------------------------------------------
IPG Photonics Corp. 1,2                               15,700        295,317
-----------------------------------------------------------------------------
Littlefuse, Inc. 2                                    19,863        626,678
-----------------------------------------------------------------------------
Measurement Specialties, Inc. 2                        1,100         19,349
-----------------------------------------------------------------------------
Methode Electronics, Inc.                             37,490        391,771
-----------------------------------------------------------------------------
Molex, Inc.                                           46,100      1,125,301
-----------------------------------------------------------------------------
MTS Systems Corp.                                     15,300        548,964
-----------------------------------------------------------------------------
Multi-Fineline Electronix, Inc. 1,2                   36,834      1,019,197
-----------------------------------------------------------------------------
NAM TAI Electronics, Inc. 1                           16,600        217,128
-----------------------------------------------------------------------------
National Instruments Corp.                            51,300      1,455,381
-----------------------------------------------------------------------------
Newport Corp. 2                                        7,100         80,869
-----------------------------------------------------------------------------
OSI Systems, Inc. 1,2                                 11,700        250,614
-----------------------------------------------------------------------------
Park Electrochemical Corp.                            18,500        449,735
-----------------------------------------------------------------------------
PC Connection, Inc. 1,2                                7,700         71,687
-----------------------------------------------------------------------------
Plexus Corp. 1,2                                      98,090      2,715,131
-----------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                    80,300      2,425,060
-----------------------------------------------------------------------------
Rogers Corp. 1,2                                      18,500        695,415
-----------------------------------------------------------------------------
Sanmina-SCI Corp. 2                                  169,400        216,832
-----------------------------------------------------------------------------
ScanSource, Inc. 1,2                                  15,500        414,780
-----------------------------------------------------------------------------
SYNNEX Corp. 2                                        45,300      1,136,577

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Tech Data Corp. 2                                     64,100   $  2,172,349
-----------------------------------------------------------------------------
Technitrol, Inc.                                      61,000      1,036,390
-----------------------------------------------------------------------------
Trimble Navigation Ltd. 1,2                           34,600      1,235,220
-----------------------------------------------------------------------------
TTM Technologies, Inc. 1,2                            86,200      1,138,702
-----------------------------------------------------------------------------
Vishay Intertechnology, Inc. 2                       156,340      1,386,736
                                                               --------------
                                                                 33,749,039

-----------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.5%
AsiaInfo Holdings, Inc. 2                             66,300        783,666
-----------------------------------------------------------------------------
Bankrate, Inc. 1,2                                     9,600        375,072
-----------------------------------------------------------------------------
CMGI, Inc. 1,2                                        34,910        370,046
-----------------------------------------------------------------------------
Digital River, Inc. 1,2                               13,900        536,262
-----------------------------------------------------------------------------
Equinix, Inc. 1,2                                      4,900        437,178
-----------------------------------------------------------------------------
Greenfield Online, Inc. 2                             28,100        419,252
-----------------------------------------------------------------------------
Imergent, Inc. 1                                      13,700        162,208
-----------------------------------------------------------------------------
Interwoven, Inc. 1,2                                  49,200        590,892
-----------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                   110,000      2,530,000
-----------------------------------------------------------------------------
Marchex, Inc., Cl. B 1                                11,300        139,216
-----------------------------------------------------------------------------
National Information
Consortium, Inc. 1                                    40,300        275,249
-----------------------------------------------------------------------------
NaviSite, Inc. 2                                      12,200         46,360
-----------------------------------------------------------------------------
Open Text Corp. 1,2                                   68,000      2,182,800
-----------------------------------------------------------------------------
RealNetworks, Inc. 1,2                                34,000        224,400
-----------------------------------------------------------------------------
S1 Corp. 2                                            96,600        731,262
-----------------------------------------------------------------------------
Sohu.com, Inc. 2                                      18,100      1,274,964
-----------------------------------------------------------------------------
SonicWALL, Inc. 2                                     45,700        294,765
-----------------------------------------------------------------------------
SoundBite Communications, Inc. 2                      17,200         59,512
-----------------------------------------------------------------------------
TheStreet.com, Inc. 1                                 21,300        138,663
-----------------------------------------------------------------------------
United Online, Inc. 1                                136,400      1,368,092
-----------------------------------------------------------------------------
ValueClick, Inc. 2                                    10,200        154,530
-----------------------------------------------------------------------------
Vignette Corp. 2                                      20,500        246,000
-----------------------------------------------------------------------------
Vocus, Inc. 1,2                                       11,100        357,087
-----------------------------------------------------------------------------
Zix Corp. 1,2                                         13,100         36,418
                                                               --------------
                                                                 13,733,894

-----------------------------------------------------------------------------
IT SERVICES--2.5%
Acxiom Corp. 1                                        72,200        829,578
-----------------------------------------------------------------------------
Affiliated Computer
Services, Inc., Cl. A 2                               25,900      1,385,391
-----------------------------------------------------------------------------
Broadridge Financial Solutions, Inc.                  35,400        745,170
-----------------------------------------------------------------------------
CACI International, Inc., Cl. A 2                     35,770      1,637,193
-----------------------------------------------------------------------------
CIBER, Inc. 1,2                                       81,900        508,599
-----------------------------------------------------------------------------
Computer Sciences Corp. 2                             27,200      1,274,048
-----------------------------------------------------------------------------
Convergys Corp. 2                                    177,100      2,631,706
-----------------------------------------------------------------------------
CSG Systems International, Inc. 2                     46,300        510,226
-----------------------------------------------------------------------------
CyberSource Corp. 1,2                                 90,684      1,517,143

                 F12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
IT SERVICES Continued
Electronic Data Systems Corp.                         15,200   $    374,528
-----------------------------------------------------------------------------
Forrester Research, Inc. 2                            13,884        428,738
-----------------------------------------------------------------------------
Gartner, Inc. 1,2                                     77,900      1,614,088
-----------------------------------------------------------------------------
Global Cash Access, Inc. 2                            20,700        142,002
-----------------------------------------------------------------------------
Heartland Payment Systems, Inc. 1                     32,200        759,920
-----------------------------------------------------------------------------
Hewitt Associates, Inc. 2                             53,600      2,054,488
-----------------------------------------------------------------------------
infoGROUP, Inc.                                        1,800          7,902
-----------------------------------------------------------------------------
Integral Systems, Inc. 1                               9,977        386,110
-----------------------------------------------------------------------------
ManTech International Corp. 2                         58,400      2,810,208
-----------------------------------------------------------------------------
Maximus, Inc. 1                                       27,300        950,586
-----------------------------------------------------------------------------
Metavante Technologies, Inc.                           2,300         52,026
-----------------------------------------------------------------------------
NCI, Inc., Cl. A 1,2                                  11,000        251,680
-----------------------------------------------------------------------------
Ness Technologies, Inc. 1,2                              200          2,024
-----------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                        56,500        848,065
-----------------------------------------------------------------------------
RightNow Technologies, Inc. 1,2                       22,091        301,984
-----------------------------------------------------------------------------
SAIC, Inc. 2                                           8,900        185,209
-----------------------------------------------------------------------------
Sapient Corp. 1,2                                    153,000        982,260
-----------------------------------------------------------------------------
Syntel, Inc. 1                                         7,500        252,900
-----------------------------------------------------------------------------
TNS, Inc. 1,2                                            400          9,584
-----------------------------------------------------------------------------
Wright Express Corp. 2                                11,000        272,800
                                                               --------------
                                                                 23,726,156

-----------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
Zebra Technologies Corp., Cl. A 2                     31,100      1,015,104
-----------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
Actel Corp. 2                                         40,800        687,480
-----------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                  41,300        565,810
-----------------------------------------------------------------------------
Altera Corp.                                          69,000      1,428,300
-----------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                           261,600      2,723,256
-----------------------------------------------------------------------------
Analog Devices, Inc.                                  38,500      1,223,145
-----------------------------------------------------------------------------
Atmel Corp. 2                                        456,600      1,588,968
-----------------------------------------------------------------------------
ATMI, Inc. 2                                          36,000      1,005,120
-----------------------------------------------------------------------------
Brooks Automation, Inc. 2                             55,700        460,639
-----------------------------------------------------------------------------
Cabot Microelectronics Corp. 1,2                      58,900      1,952,535
-----------------------------------------------------------------------------
Cirrus Logic, Inc. 1,2                                17,300         96,188
-----------------------------------------------------------------------------
Cohu, Inc. 1                                          20,500        300,940
-----------------------------------------------------------------------------
Entegris, Inc. 2                                     208,700      1,366,985
-----------------------------------------------------------------------------
Fairchild Semiconductor
International, Inc., Cl. A 2                         191,100      2,241,603
-----------------------------------------------------------------------------
FEI Co. 1,2                                           48,000      1,093,440
-----------------------------------------------------------------------------
Integrated Device Technology, Inc. 2                 267,600      2,659,944
-----------------------------------------------------------------------------
Intellon Corp. 2                                      17,600         58,080
-----------------------------------------------------------------------------
Intersil Corp., Cl. A                                 78,500      1,909,120
-----------------------------------------------------------------------------
IXYS Corp. 2                                           1,200         14,328
-----------------------------------------------------------------------------
KLA-Tencor Corp.                                      45,000      1,831,950
-----------------------------------------------------------------------------
Lattice Semiconductor Corp. 2                        115,900        362,767

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
LSI Corp. 2                                          193,800   $  1,189,932
-----------------------------------------------------------------------------
Marvell Technology Group Ltd. 2                       72,900      1,287,414
-----------------------------------------------------------------------------
Mattson Technology, Inc. 1,2                           3,600         17,136
-----------------------------------------------------------------------------
Micrel, Inc. 1                                       117,800      1,077,870
-----------------------------------------------------------------------------
Microtune, Inc. 1,2                                   16,200         56,052
-----------------------------------------------------------------------------
MKS Instruments, Inc. 1,2                            119,600      2,619,240
-----------------------------------------------------------------------------
Monolithic Power Systems, Inc. 1,2                    60,500      1,308,010
-----------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1,2                       10,200        338,640
-----------------------------------------------------------------------------
NVIDIA Corp. 2                                         5,300         99,216
-----------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                      8,700        105,183
-----------------------------------------------------------------------------
Pericom Semiconductor Corp. 2                         66,100        980,924
-----------------------------------------------------------------------------
Semtech Corp. 2                                      153,300      2,156,931
-----------------------------------------------------------------------------
Silicon Image, Inc. 1,2                               79,800        578,550
-----------------------------------------------------------------------------
Silicon Laboratories, Inc. 1,2                        46,000      1,660,140
-----------------------------------------------------------------------------
Silicon Storage Technology, Inc. 2                    38,600        106,922
-----------------------------------------------------------------------------
Skyworks Solutions, Inc. 1,2                         258,100      2,547,447
-----------------------------------------------------------------------------
Standard Microsystems Corp. 1,2                       31,500        855,225
-----------------------------------------------------------------------------
Techwell, Inc. 2                                       1,000         12,320
-----------------------------------------------------------------------------
Teradyne, Inc. 2                                     173,900      1,925,073
-----------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 2                        72,800        441,168
-----------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1,2                         4,300         34,228
-----------------------------------------------------------------------------
Ultratech, Inc. 1,2                                   23,800        369,376
-----------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                           51,500        828,120
-----------------------------------------------------------------------------
Verigy Ltd. 2                                         52,900      1,201,359
-----------------------------------------------------------------------------
Volterra Semiconductor Corp. 1,2                      48,300        833,658
-----------------------------------------------------------------------------
Zoran Corp. 2                                         38,000        444,600
                                                               -------------
                                                                 46,645,332

-----------------------------------------------------------------------------
SOFTWARE--4.6%
Activision, Inc. 2                                    81,600      2,780,112
-----------------------------------------------------------------------------
Actuate Corp. 2                                       18,600         72,726
-----------------------------------------------------------------------------
Advent Software, Inc. 1,2                             18,100        653,048
-----------------------------------------------------------------------------
Amdocs Ltd. 2                                         33,800        994,396
-----------------------------------------------------------------------------
Ansoft Corp. 1,2                                      13,700        498,680
-----------------------------------------------------------------------------
Ansys, Inc. 1,2                                       45,300      2,134,536
-----------------------------------------------------------------------------
ArcSight, Inc. 2                                       2,100         18,480
-----------------------------------------------------------------------------
Aspen Technology, Inc. 2                             116,200      1,545,460
-----------------------------------------------------------------------------
Autodesk, Inc. 2                                       6,700        226,527
-----------------------------------------------------------------------------
Blackbaud, Inc. 1                                     27,289        583,985
-----------------------------------------------------------------------------
BMC Software, Inc. 2                                  63,400      2,282,400
-----------------------------------------------------------------------------
CA, Inc.                                              25,700        593,413
-----------------------------------------------------------------------------
Cadence Design Systems, Inc. 2                       142,000      1,434,200
-----------------------------------------------------------------------------
Check Point Software
Technologies Ltd. 2                                   58,700      1,389,429
-----------------------------------------------------------------------------
Commvault Systems, Inc. 1,2                           14,900        247,936
-----------------------------------------------------------------------------
Compuware Corp. 2                                    255,000      2,432,700

                 F13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
SOFTWARE Continued
Concur Technologies, Inc. 1,2                            800   $     26,584
-----------------------------------------------------------------------------
Double-Take Software, Inc. 1,2                         9,400        129,156
-----------------------------------------------------------------------------
EPIQ Systems, Inc. 1,2                                30,720        436,224
-----------------------------------------------------------------------------
Fair Isaac Corp. 1                                    47,100        978,267
-----------------------------------------------------------------------------
FalconStor Software, Inc. 1,2                         23,000        162,840
-----------------------------------------------------------------------------
Henry (Jack) & Associates, Inc. 1                      9,600        207,744
-----------------------------------------------------------------------------
Informatica Corp. 1,2                                106,800      1,606,272
-----------------------------------------------------------------------------
Interactive Intelligence, Inc. 1,2                    14,700        171,108
-----------------------------------------------------------------------------
Intervoice, Inc. 2                                    12,200         69,540
-----------------------------------------------------------------------------
JDA Software Group, Inc. 2                            47,600        861,560
-----------------------------------------------------------------------------
Lawson Software, Inc. 1,2                            223,000      1,621,210
-----------------------------------------------------------------------------
Manhattan Associates, Inc. 1,2                        32,300        766,479
-----------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                             59,100        933,780
-----------------------------------------------------------------------------
MICROS Systems, Inc. 2                                10,900        332,341
-----------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 2                          22,300      1,443,925
-----------------------------------------------------------------------------
NAVTEQ Corp. 2                                         6,800        523,600
-----------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 2                       65,900      1,601,370
-----------------------------------------------------------------------------
NetScout Systems, Inc. 2                              25,700        274,476
-----------------------------------------------------------------------------
Parametric Technology Corp. 2                         93,600      1,560,312
-----------------------------------------------------------------------------
Phoenix Technologies Ltd. 1,2                          1,800         19,800
-----------------------------------------------------------------------------
Progress Software Corp. 1,2                           40,700      1,040,699
-----------------------------------------------------------------------------
PROS Holdings, Inc. 2                                  7,100         79,733
-----------------------------------------------------------------------------
Quest Software, Inc. 1,2                             117,100      1,734,251
-----------------------------------------------------------------------------
Radiant Systems, Inc. 1,2                             37,300        400,229
-----------------------------------------------------------------------------
Salesforce.com, Inc. 2                                 4,500        307,035
-----------------------------------------------------------------------------
SPSS, Inc. 2                                          20,300        738,311
-----------------------------------------------------------------------------
Sybase, Inc. 2                                        54,300      1,597,506
-----------------------------------------------------------------------------
Taleo Corp., Cl. A 2                                  27,800        544,602
-----------------------------------------------------------------------------
The9 Ltd., ADR 1,2                                     2,600         58,708
-----------------------------------------------------------------------------
TIBCO Software, Inc. 1,2                             345,400      2,642,310
-----------------------------------------------------------------------------
Tyler Technologies, Inc. 2                            45,000        610,650
-----------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2               16,600        591,458
-----------------------------------------------------------------------------
Wind River Systems, Inc. 1,2                          83,800        912,582
                                                               --------------
                                                                 42,872,690

-----------------------------------------------------------------------------
MATERIALS--7.9%
-----------------------------------------------------------------------------
CHEMICALS--4.2%
Arch Chemicals, Inc. 1                                45,000      1,491,750
-----------------------------------------------------------------------------
Balchem Corp.                                          2,200         50,886
-----------------------------------------------------------------------------
Calgon Carbon Corp. 1,2                               77,100      1,191,966
-----------------------------------------------------------------------------
Celanese Corp., Series A                               4,400        200,904
-----------------------------------------------------------------------------
CF Industries Holdings, Inc.                          25,800      3,942,240
-----------------------------------------------------------------------------
Chemtura Corp. 1                                     170,300        994,552
-----------------------------------------------------------------------------
Cytec Industries, Inc.                                10,400        567,424
-----------------------------------------------------------------------------
Ferro Corp. 1                                         45,000        844,200
-----------------------------------------------------------------------------
Fuller (H.B.) Co.                                     61,500      1,380,060

                                                      SHARES          VALUE
-----------------------------------------------------------------------------
CHEMICALS Continued
GenTek, Inc. 2                                         2,300   $     61,847
-----------------------------------------------------------------------------
Hercules, Inc.                                       162,400      2,749,432
-----------------------------------------------------------------------------
ICO, Inc. 1,2                                         33,900        204,078
-----------------------------------------------------------------------------
Innophos Holdings, Inc. 1                             30,000        958,500
-----------------------------------------------------------------------------
Innospec, Inc.                                        27,500        517,550
-----------------------------------------------------------------------------
Koppers Holdings, Inc. 1                              46,100      1,930,207
-----------------------------------------------------------------------------
Landec Corp. 1,2                                      21,500        139,105
-----------------------------------------------------------------------------
LSB Industries, Inc. 1,2                               2,100         41,580
-----------------------------------------------------------------------------
Minerals Technologies, Inc.                           36,500      2,321,035
-----------------------------------------------------------------------------
Nalco Holding Co.                                     40,000        846,000
-----------------------------------------------------------------------------
NewMarket Corp.                                       34,200      2,265,066
-----------------------------------------------------------------------------
NOVA Chemicals Corp.                                  55,300      1,364,251
-----------------------------------------------------------------------------
Olin Corp.                                           115,700      3,029,026
-----------------------------------------------------------------------------
OM Group, Inc. 1,2                                    53,700      1,760,823
-----------------------------------------------------------------------------
Penford Corp. 1                                        1,600         23,808
-----------------------------------------------------------------------------
PolyOne Corp. 2                                       72,200        503,234
-----------------------------------------------------------------------------
Quaker Chemical Corp. 1                                8,200        218,612
-----------------------------------------------------------------------------
Rockwood Holdings, Inc. 2                              1,200         41,760
-----------------------------------------------------------------------------
RPM International, Inc.                               38,100        784,860
-----------------------------------------------------------------------------
Schulman (A.), Inc.                                   27,600        635,628
-----------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                   13,600        238,952
-----------------------------------------------------------------------------
Sensient Technologies Corp. 1                         64,500      1,816,320
-----------------------------------------------------------------------------
ShengdaTech, Inc. 1,2                                 15,700        155,901
-----------------------------------------------------------------------------
Stepan Co. 1                                          10,100        460,762
-----------------------------------------------------------------------------
Terra Industries, Inc.                                60,400      2,980,740
-----------------------------------------------------------------------------
Valhi, Inc.                                            2,500         68,125
-----------------------------------------------------------------------------
Valspar Corp. (The) 1                                 79,500      1,503,345
-----------------------------------------------------------------------------
Westlake Chemical Corp. 1                             35,300        524,558
-----------------------------------------------------------------------------
Zep, Inc. 1                                           33,400        496,992
                                                               --------------
                                                                 39,306,079

-----------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
AptarGroup, Inc.                                      15,700        658,615
-----------------------------------------------------------------------------
Crown Holdings, Inc. 2                                47,900      1,244,921
-----------------------------------------------------------------------------
Greif, Inc., Cl. A 1                                  24,200      1,549,526
-----------------------------------------------------------------------------
Myers Industries, Inc.                                19,500        158,925
-----------------------------------------------------------------------------
Owens-Illinois, Inc. 2                                31,000      1,292,390
-----------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 1                                92,400      2,771,076
-----------------------------------------------------------------------------
Sealed Air Corp.                                      51,100        971,411
-----------------------------------------------------------------------------
Silgan Holdings, Inc.                                  3,800        192,812
-----------------------------------------------------------------------------
Sonoco Products Co.                                   27,400        848,030
                                                               --------------
                                                                  9,687,706

-----------------------------------------------------------------------------
METALS & MINING--2.5%
-----------------------------------------------------------------------------
A. M. Castle & Co.                                    17,700        506,397
-----------------------------------------------------------------------------
AK Steel Holding Corp.                                30,300      2,090,700

                 F14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                            SHARES                VALUE
-----------------------------------------------------------------------------------------
METALS & MINING Continued
AMCOL International Corp. 1                                  5,800       $      165,068
-----------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                     118,700              179,266
-----------------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                    19,400            1,289,906
-----------------------------------------------------------------------------------------
Compass Minerals International, Inc. 1                      29,200            2,352,352
-----------------------------------------------------------------------------------------
Esmark, Inc. 1,2                                             1,400               26,768
-----------------------------------------------------------------------------------------
Farallon Resources Ltd. 2                                  156,700              119,865
-----------------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                       282,200            2,613,172
-----------------------------------------------------------------------------------------
Kaiser Aluminum Corp. 1                                      9,700              519,241
-----------------------------------------------------------------------------------------
Olympic Steel, Inc. 1                                       11,600              880,672
-----------------------------------------------------------------------------------------
Redcorp Ventures Ltd. 2,3                                  666,400              127,437
-----------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                               26,700            2,058,303
-----------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                            35,200            4,033,920
-----------------------------------------------------------------------------------------
Sims Group Ltd., Sponsored ADR 1                            98,425            3,927,158
-----------------------------------------------------------------------------------------
Universal Stainless
& Alloy Products, Inc. 1,2                                   1,400               51,856
-----------------------------------------------------------------------------------------
Worthington Industries, Inc. 1                             141,100            2,892,550
-----------------------------------------------------------------------------------------
Yamana Gold, Inc.                                            2,011               33,448
                                                                         ----------------
                                                                             23,868,079

-----------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Buckeye Technologies, Inc. 1,2                              21,300              180,198
-----------------------------------------------------------------------------------------
Deltic Timber Corp.                                          4,700              251,497
-----------------------------------------------------------------------------------------
Glatfelter 1                                                48,200              651,182
-----------------------------------------------------------------------------------------
Mercer International, Inc. 1,2                               4,900               36,652
-----------------------------------------------------------------------------------------
Schweitzer-Mauduit
International, Inc. 1                                        8,700              146,595
-----------------------------------------------------------------------------------------
Wausau Paper Corp. 1                                        17,000              131,070
                                                                         --------------
                                                                              1,397,194

-----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
Alaska Communications
Systems Group, Inc. 1                                       31,000              370,140
-----------------------------------------------------------------------------------------
Atlantic Tele-Network, Inc. 1                               16,200              445,662
-----------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 2                                    443,900            1,766,722
-----------------------------------------------------------------------------------------
Embarq Corp.                                                33,800            1,597,726
-----------------------------------------------------------------------------------------
Iowa Telecommunications
Services, Inc. 1                                            36,700              646,287
-----------------------------------------------------------------------------------------
NTELOS Holdings Corp. 1                                     82,000            2,080,340
-----------------------------------------------------------------------------------------
Premiere Global Services, Inc. 2                           181,400            2,644,812
-----------------------------------------------------------------------------------------
Windstream Corp.                                           112,100            1,383,314
                                                                         --------------
                                                                             10,935,003

-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Centennial Communications Corp. 2                          133,100              930,369
-----------------------------------------------------------------------------------------
iPCS, Inc. 1,2                                               6,500              192,595
-----------------------------------------------------------------------------------------
Rural Cellular Corp., Cl. A 1,2                              5,700              253,707
-----------------------------------------------------------------------------------------
Syniverse Holdings, Inc. 2                                 141,500            2,292,300

                                                            SHARES                VALUE
-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Telephone & Data Systems, Inc.                              40,300       $    1,904,981
-----------------------------------------------------------------------------------------
United States Cellular Corp. 2                               7,800              441,090
                                                                         ----------------
                                                                              6,015,042

-----------------------------------------------------------------------------------------
UTILITIES--1.6%
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.2%
DPL, Inc. 1                                                 17,600              464,288
-----------------------------------------------------------------------------------------
El Paso Electric Co. 2                                      24,000              475,200
-----------------------------------------------------------------------------------------
Hawaiian Electric Industries, Inc.  1                       12,700              314,071
-----------------------------------------------------------------------------------------
UIL Holdings Corp. 1                                        12,100              355,861
-----------------------------------------------------------------------------------------
UniSource Energy Corp.                                      17,700              548,877
                                                                         ----------------
                                                                              2,158,297

-----------------------------------------------------------------------------------------
ENERGY TRADERS--0.3%
Canadian Hydro Developers,  Inc.  2                         14,000               73,453
-----------------------------------------------------------------------------------------
Mirant Corp. 2                                              53,400            2,090,610
-----------------------------------------------------------------------------------------
Reliant Energy, Inc. 2                                      57,900            1,231,533
                                                                         ----------------
                                                                              3,395,596

-----------------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Laclede Group, Inc. (The)  1                                30,300            1,223,211
-----------------------------------------------------------------------------------------
New Jersey Resources Corp.  1                                8,600              280,790
-----------------------------------------------------------------------------------------
Northwest Natural Gas Co.  1                                38,200            1,767,132
-----------------------------------------------------------------------------------------
Piedmont Natural Gas Co., Inc.  1                           15,800              413,328
-----------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                1,800               67,248
-----------------------------------------------------------------------------------------
Southwest Gas Corp.                                          7,700              228,921
-----------------------------------------------------------------------------------------
WGL Holdings, Inc. 1                                        91,600            3,182,184
                                                                         ----------------
                                                                              7,162,814

-----------------------------------------------------------------------------------------
MULTI-UTILITIES--0.2%
Alliant Energy Corp.                                         5,900              202,134
-----------------------------------------------------------------------------------------
Avista Corp.                                                44,400              952,824
-----------------------------------------------------------------------------------------
Integrys Energy Group, Inc.                                 15,200              772,607
                                                                         ----------------
                                                                              1,927,565

-----------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
Cascal NV 2                                                 50,800              624,840
-----------------------------------------------------------------------------------------
SJW Corp. 1                                                 11,100              293,040
                                                                         ----------------
                                                                                917,880
                                                                         ----------------
Total Common Stocks (Cost $ 931,172,919)                                    929,890,532

                                                             UNITS
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------

Redcorp Ventures Ltd. Wts.,
Strike Price 0.65 CAD,
Exp. 7/5/09 2 (Cost $0)                                    333,200                8,169

                F15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 SHARES               VALUE
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--0.2%
-------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional
Money Market Fund, Cl. E, 2.69% 5,6
(Cost $1,811,522)                                                            1,811,522        $   1,811,522
-------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $932,984,441)                                                                             931,710,223

                                                                             PRINCIPAL
                                                                                AMOUNT
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--24.9% 7
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.1%
GSAA Home Equity Trust,
Series 2005-15, Cl. 2A1,
2.57%, 7/25/08                                                               $   666,648            659,479
-------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential
Finance Trust, Series 2006 BC1,
Cl. A2A, 2.56%, 7/25/08                                                            7,452              7,452
                                                                                                  -----------
                                                                                                    666,931

-------------------------------------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--0.6%
Wachovia Bank NA, 2.11%, 7/1/08                                                6,000,000          5,950,128
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--18.2% 8
Repurchase agreement (Principal Amount/Value $170,271,946,
with a maturity value of $170,284,716) with Barclays
Capital, 2.70%, dated 6/30/08, to be repurchased at $170,284,716 on
7/1/08, collateralized by various securities, 0%-7.325%, 12/15/10-11/20/56,
with a value of $178,477,385                                                170,271,946        170,271,946

                                                                               PRINCIPAL
                                                                                  AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--6.0%
American General Finance Corp.,
2.71%, 7/9/08                                                                $ 6,500,913     $    6,401,666
-------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.,
2.69%, 9/9/08                                                                  6,502,330          6,490,945
-------------------------------------------------------------------------------------------------------------
ANZ National (Int'l) Ltd.,
2.11%, 7/1/08                                                                  7,998,429          7,991,264
-------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 2.13%, 7/1/08                                              4,998,660          4,938,175
-------------------------------------------------------------------------------------------------------------
CAM US Finance SA Unipersonal,
2.92%, 8/1/08                                                                  6,000,000          5,989,920
-------------------------------------------------------------------------------------------------------------
CC USA, Inc., 2.13%, 7/1/08                                                    4,498,792          4,447,750
-------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 2.47%, 7/7/08                                              2,000,000          1,998,954
-------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC,
2.12%, 7/1/08                                                                  4,000,000          3,485,536
-------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding,
2.48%, 7/22/08                                                                 7,250,000          7,248,398
-------------------------------------------------------------------------------------------------------------
Nationwide Global Fund I,
2.78%, 9/15/08                                                                 7,002,352          6,999,762
                                                                                             ----------------
                                                                                                 55,992,370
                                                                                             ----------------

Total Investments Purchased with
Cash Collateral from Securities Loaned
(Cost $233,697,427)                                                                             232,881,375
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,166,681,868)                                                              124.2%     1,164,591,598
-------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                              (24.2)      (226,608,699)
                                                                             --------------------------------
NET ASSETS                                                                         100.0%    $  937,982,899
                                                                             ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS
STRIKE PRICE IS SHOWN IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING
CURRENCY:

CAD Canadian Dollar

1. Partial or fully-loaned security. See Note 7 of accompanying Notes.

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,136,695 or 0.12% of the Fund's net assets as of June 30, 2008.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2008 was $60,786, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

                                 ACQUISITION                                                   UNREALIZED
SECURITY                                DATE               COST            VALUE             APPRECIATION
-------------------------------------------------------------------------------------------------------------
Tusk Energy Corp.                   11/15/04          $  38,148         $ 60,786               $   22,638

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES          GROSS          GROSS          SHARES
                                 DECEMBER 31, 2007      ADDITIONS     REDUCTIONS   JUNE 30, 2008
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                10,327,619    165,795,548    174,311,645       1,811,522

                                                                                     DIVIDEND
                                                                           VALUE       INCOME
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                   $ 1,811,522   $  163,646

                F16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

6. Rate shown is the 7-day yield as of June 30, 2008.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

8. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

            1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

            2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

            3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                                     INVESTMENTS IN     OTHER FINANCIAL
                                                                         SECURITIES       INSTRUMENTS *
            --------------------------------------------------------------------------------------------
            Level 1--Quoted Prices                                  $   931,710,223         $        --
            Level 2--Other Significant Observable Inputs                232,881,375                  --
            Level 3--Significant Unobservable Inputs                             --                  --
                                                                    ------------------------------------
            Total                                                   $ 1,164,591,598         $        --
                                                                    ====================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                F17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------

Investments, at value (including cost and market value of $170,271,946 in repurchase agreements)--see accompanying statement of investments:
Unaffiliated companies (cost $1,164,870,346)                                           $     1,162,780,076
Affiliated companies (cost $1,811,522)                                                           1,811,522
                                                                                       ---------------------
                                                                                             1,164,591,598
------------------------------------------------------------------------------------------------------------
Cash                                                                                               271,234
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                27,185,506
Shares of beneficial interest sold                                                               1,698,648
Dividends                                                                                          632,037
Other                                                                                              141,510
                                                                                       ---------------------
Total assets                                                                                 1,194,520,533

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------

Return of collateral for securities loaned                                                     233,697,522
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                           21,157,474
Shares of beneficial interest redeemed                                                           1,097,225
Distribution and service plan fees                                                                 549,817
Trustees' compensation                                                                               8,177
Transfer and shareholder servicing agent fees                                                        1,772
Other                                                                                               25,647
                                                                                       ---------------------
Total liabilities                                                                              256,537,634

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $       937,982,899
                                                                                       =====================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                             $            60,714
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   1,016,842,313
------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                1,133,916
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                 (77,963,774)
------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                   (2,090,270)
                                                                                       ---------------------
NET ASSETS                                                                             $       937,982,899
                                                                                       =====================

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------

Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $87,162,840 and 5,595,975 shares of beneficial interest
outstanding)                                                                           $             15.58
------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $850,820,059 and 55,117,834 shares of beneficial interest
outstanding)                                                                           $             15.44

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                F18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $3,414)                    $         4,404,559
Affiliated companies                                                                               163,646
------------------------------------------------------------------------------------------------------------
Interest                                                                                             6,089
------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                             980,947
                                                                                       ---------------------
Total investment income                                                                          5,555,241

------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------

Management fees                                                                                  3,232,241
------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                               1,062,055
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                   4,984
Service shares                                                                                       4,858
------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                   2,078
Service shares                                                                                      19,877
------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                              10,671
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          2,661
------------------------------------------------------------------------------------------------------------
Administration service fees                                                                            750
------------------------------------------------------------------------------------------------------------
Other                                                                                               36,490
                                                                                       ---------------------
Total expenses                                                                                   4,376,665
Less reduction to custodian expenses                                                                (1,682)
Less waivers and reimbursements of expenses                                                         (4,406)
                                                                                       ---------------------
Net expenses                                                                                     4,370,577

------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                            1,184,664

------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from unaffiliated companies                                                        (74,936,539)
Foreign currency transactions                                                                       18,352
                                                                                       ---------------------
Net realized loss                                                                              (74,918,187)
------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                                    (17,232,835)
Translation of assets and liabilities denominated in foreign currencies                           (110,743)
                                                                                       ---------------------
Net change in unrealized depreciation                                                          (17,343,578)

------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $       (91,077,101)
                                                                                       =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                F19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS               YEAR
                                                                                  ENDED              ENDED
                                                                          JUNE 30, 2008       DECEMBER 31,
                                                                            (UNAUDITED)               2007
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------

Net investment income                                                   $     1,184,664      $   2,253,546
------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                    (74,918,187)        50,386,224
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                        (17,343,578)       (75,276,464)
                                                                        ------------------------------------
Net decrease in net assets resulting from operations                        (91,077,101)       (22,636,694)

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Non-Service shares                                                             (406,564)          (284,891)
Service shares                                                               (2,093,583)        (1,096,034)
                                                                        ------------------------------------
                                                                             (2,500,147)        (1,380,925)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                           (4,514,393)        (3,038,041)
Service shares                                                              (43,539,151)       (23,704,364)
                                                                        ------------------------------------
                                                                            (48,053,544)       (26,742,405)

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                            6,936,057         17,695,373
Service shares                                                              157,096,718        230,810,116
                                                                        ------------------------------------
                                                                            164,032,775        248,505,489

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------

Total increase                                                               22,401,983        197,745,465
------------------------------------------------------------------------------------------------------------
Beginning of period                                                         915,580,916        717,835,451
                                                                        ------------------------------------
End of period (including accumulated net investment income of
  $1,133,916 and $2,449,399, respectively)                              $   937,982,899      $ 915,580,916
                                                                        ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                F20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                         ENDED
                                                  JUNE 30,2008                                            YEAR ENDED DECEMBER 31,
NON-SERVICE SHARES                                 (UNAUDITED)           2007          2006          2005        2004        2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $      18.20        $ 19.15        $17.18      $  16.05    $  13.44   $    9.31
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               .04 1          .09 1         .08 1         .04 1       .01 1      (.03)
Net realized and unrealized gain (loss)                  (1.72)          (.30)         2.46          1.51        2.60        4.16
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         (1.68)          (.21)         2.54          1.55        2.61        4.13
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.08)          (.06)         (.03)           --          --          --
Distributions from net realized gain                      (.86)          (.68)         (.54)         (.42)         --          --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                              (.94)          (.74)         (.57)         (.42)         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      15.58        $ 18.20        $19.15      $  17.18    $  16.05   $   13.44
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       (9.05)%        (1.21)%       15.00%         9.92%      19.42%      44.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $     87,163        $93,939       $81,405      $ 44,820    $ 38,636   $  27,551
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     88,982        $94,815       $62,659      $ 39,708    $ 30,871   $  20,271
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                              0.46%          0.48%         0.46%         0.23%       0.06%      (0.30)%
Total expenses                                            0.72% 4,5,6    0.73% 4,5,6   0.77% 4,5     0.81% 6     0.83% 6     1.01% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     68%           115%          110%          110%        147%        130%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total Expenses including indirect expenses from affiliated fund were as follows:

         Six Months Ended June 30, 2008                   0.72%
         Year Ended December 31, 2007                     0.73%
         Year Ended December 31, 2006                     0.77%

5. Waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                F21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                             ENDED
                                      JUNE 30,2008                                                       YEAR ENDED DECEMBER 31,
SERVICE SHARES                         (UNAUDITED)            2007             2006            2005           2004          2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period    $   18.03         $   18.98         $   17.06       $   15.97     $   13.40     $   9.29
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                  .02 1             .05 1             .04 1            -- 1,2      (.02) 1      (.02)
Net realized and unrealized
gain (loss)                                 (1.71)             (.29)             2.42            1.51          2.59         4.13
                                        --------------------------------------------------------------------------------------------
Total from investment operations            (1.69)             (.24)             2.46            1.51          2.57         4.11
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income         (.04)             (.03)               -- 2            --            --           --
Distributions from net realized gain         (.86)             (.68)             (.54)           (.42)           --           --
                                        --------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                (.90)             (.71)             (.54)           (.42)           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $   15.44         $   18.03         $   18.98       $   17.06     $   15.97     $  13.40
                                        ============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3          (9.18)%           (1.39)%           14.66%           9.71%        19.18%       44.24%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                          $ 850,820         $ 821,642         $ 636,430       $ 314,868     $ 173,612     $ 62,660
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $ 854,484         $ 766,102         $ 479,456       $ 221,324     $ 112,279     $ 25,018
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                 0.23%             0.23%             0.23%           0.02%        (0.14)%      (0.43)%
Total expenses                               0.96% 5,6,7       0.97% 5,6,7       1.00% 5,6       1.04% 7       1.06% 7      1.23% 7
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        68%              115%              110%            110%          147%         130%

1. Per share amounts calculated based on the average shares outstanding during the period

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

            Six Months Ended June 30, 2008        0.96%
            Year Ended December 31, 2007          0.97%
            Year Ended December 31, 2006          1.00%

6. Waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                F22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund/VA (the "Fund") is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

                F23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
CONCENTRATION OF RISKS. The Fund from time to time may have elements of concentration risk due to the value of certain securities held compared to the overall net investments value of the Fund. Such concentrations may subject the Fund to additional risks.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and

                F24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October foreign currency losses of $1,265 and post-October passive foreign investment company losses of $20,672.

      As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $74,940,124 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities            $  1,173,596,497
                                                  ================
        Gross unrealized appreciation             $     97,466,173
        Gross unrealized depreciation                 (106,471,072)
                                                  ----------------
        Net unrealized depreciation               $     (9,004,899)
                                                  ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a

                F25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                      SIX MONTHS ENDED JUNE 30, 2008   YEAR ENDED DECEMBER 31, 2007
                                             SHARES           AMOUNT       SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                        828,897   $   13,718,116    1,931,787   $    37,725,561
Dividends and/or
  distributions
  reinvested                                326,974        4,920,957      177,034         3,322,932
Redeemed                                   (720,158)     (11,703,016)  (1,200,537)      (23,353,120)
                                      ---------------------------------------------------------------
Net increase                                435,713   $    6,936,057      908,284   $    17,695,373
                                      ===============================================================

                F26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                      SIX MONTHS ENDED JUNE 30, 2008   YEAR ENDED DECEMBER 31, 2007
                                             SHARES           AMOUNT       SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                      9,679,568   $  162,840,117   15,587,096   $   300,314,601
Dividends and/or distributions
reinvested                                3,047,035       45,492,232    1,328,184        24,744,065
Redeemed                                 (3,179,486)     (51,235,631)  (4,874,156)      (94,248,550)
                                      ---------------------------------------------------------------
Net increase                              9,547,117   $  157,096,718   12,041,124   $   230,810,116
                                      ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                          PURCHASES              SALES
        --------------------------------------------------------------
        Investment securities         $ 746,147,563      $ 631,055,015

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

        FEE SCHEDULE
        -------------------------------------------
        Up to $200 million                    0.75%
        Next $200 million                     0.72
        Next $200 million                     0.69
        Next $200 million                     0.66
        Over $800 million                     0.60

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $9,865 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 for Service shares to pay OppenheimerFunds Distributor, Inc. (the "Distributor"), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. These fees are paid out of the Fund's assets on an on-going basis and increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

                F27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Manager waived $4,406 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

      As of June 30, 2008, the Fund had no outstanding forward contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of June 30, 2008, the Fund had on loan securities valued at $224,853,944. Collateral of $233,697,522 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

                F28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                F29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                F30 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                 7 |  OPPENHEIMER MAIN STREET SMALL CAP FUND/VA




ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 08/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/07/2008